                                                       Registration No.
333-135530
                                                       File No. 811-21924

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

      Pre-Effective Amendment No.                                        [   ]

      Post-Effective Amendment No. 2                                       [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. 5                                                      [X]

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                       OPPENHEIMER TRANSITION 2030 FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [X]   on June 27, 2008 pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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NY1 5855045v.78
Oppenheimer
LifeCycle Funds

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o     Oppenheimer Transition 2010 Fund   o     Oppenheimer Transition 2030 Fund

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o     Oppenheimer Transition 2015 Fund   o     Oppenheimer Transition 2040 Fund

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o     Oppenheimer Transition 2020 Fund   o     Oppenheimer Transition 2050 Fund

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o     Oppenheimer Transition 2025 Fund

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Prospectus dated June 27, 2008           Oppenheimer LifeCycle Funds are a
                                         group of retirement funds designed for
                                         different retirement date goals. Each
                                         Fund seeks total return until the
                                         target retirement date and then seeks
                                         income and secondarily capital growth.

                                         This prospectus contains important
                                         information about the Funds'
                                         objectives, investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
                                         or sell shares of the Funds and other
                                         account features. Please read this
                                         prospectus carefully before you invest
                                         and keep it for future reference about
                                         your account.

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the Funds'
securities nor has it determined that
this prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.
                                                       [logo] OppenheimerFunds
                                                       The Right Way to Invest

                                      85
CONTENTS

            ABOUT THE FUNDS

            The Funds' Investment Objectives and Principal Investment
            Strategies
            Main Risks of Investing in the Funds
            Fees and Expenses of the Funds
            About the Funds' Investments
            How the Funds are Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares
            Shareholder Account Rules and Policies
            Dividends, Capital Gains and Taxes
            Financial Highlights
            More Information About the Underlying Funds

ABOUT THE FUNDS

The Funds' Investment Objectives and Principal Investment Strategies

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE? Each Fund seeks total return until the target retirement date included in its name and then seeks income and secondarily capital growth.

WHAT DOES EACH FUND MAINLY INVEST IN? Each Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds.
Under normal market conditions, OppenheimerFunds, Inc. (the "Manager"), the investment manager of each Fund, will invest each Fund's assets in a diversified portfolio of Oppenheimer mutual funds. Those funds are referred to as the "Underlying Funds." "Normal market conditions" exist when securities markets and economic conditions are not unstable or adverse, in the judgment of the Manager. Each Fund will seek to achieve its objective by investing in a portfolio of Underlying Funds that represent various asset classes and sectors that will change over time as the date in a given Fund's name gets closer. Each of the Funds will have, and is expected to maintain, some equity exposure. Equity securities have generally proven to offer higher rates of return, over the long term, than fixed-income securities and may play a role both in preparing for and during retirement.

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? Each Fund is
managed based on an approximate retirement year (the "transition" date)
included in its name. The following tables detail the way each Fund currently expects to allocate investments among Underlying Funds, which represent various asset classes. At times, the Funds may invest in other Oppenheimer equity and fixed-income funds and in Oppenheimer money market funds.

The Funds will present their allocations among the Underlying Funds in their shareholder reports and as described in the section "About the Funds'
Investments-Portfolio Holdings" below. The Manager may change the Funds'
allocations at any time without advance notice to shareholders.

       Transition 2010 Fund
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       Asset Class    Underlying Fund                   Current Target

                                                         Allocation*

       Equity         Oppenheimer Capital                     8%

                      Appreciation Fund

       Equity         Oppenheimer Main Street Fund           10%
       Equity         Oppenheimer Value Fund                 18%
       Equity         Oppenheimer MidCap Fund                 5%
       Equity         Oppenheimer Small- & Mid- Cap           8%

                      Value Fund
       Equity         Oppenheimer Global Fund                14%
       Equity         Oppenheimer Main Street                 2%
                      Opportunity Fund

       Fixed-Income   Oppenheimer International Bond          3%
                      Fund
       Fixed-Income   Oppenheimer Core Bond Fund             22%
       Fixed-Income   Oppenheimer Champion Income Fund        3%
       Fixed-Income   Oppenheimer U.S. Government             2%

                      Trust
       Other          Oppenheimer Commodity Strategy          5%
                      Total Return Fund

       Transition 2015 Fund
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       Asset Class    Underlying Fund                   Current Target

                                                         Allocation*

       Equity         Oppenheimer Capital                     8%

                      Appreciation Fund

       Equity         Oppenheimer Main Street Fund           10%
       Equity         Oppenheimer Value Fund                 20%
       Equity         Oppenheimer MidCap Fund                 8%
       Equity         Oppenheimer Small- & Mid- Cap          15%

                      Value Fund
       Equity         Oppenheimer International              10%
                      Growth Fund

       Equity         Oppenheimer Quest International         3%
                      Value Fund, Inc.
       Fixed-Income   Oppenheimer International Bond          3%
                      Fund
       Fixed-Income   Oppenheimer Core Bond Fund             18%
       Other          Oppenheimer Commodity Strategy          5%

                      Total Return Fund

       Transition 2020 Fund
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       Asset Class    Underlying Fund                   Current Target

                                                         Allocation*

       Equity         Oppenheimer Capital                    15%

                      Appreciation Fund

       Equity         Oppenheimer Main Street Fund           10%
       Equity         Oppenheimer Value Fund                 20%
       Equity         Oppenheimer MidCap Fund                10%
       Equity         Oppenheimer Small- & Mid- Cap          15%
                      Value Fund
       Equity         Oppenheimer International              10%
                      Growth Fund

       Equity         Oppenheimer Quest International         5%
                      Value Fund, Inc.

       Fixed-Income   Oppenheimer Core Bond Fund             10%
       Other          Oppenheimer Commodity Strategy          5%
                      Total Return Fund

       Transition 2025 Fund

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       Asset Class    Underlying Fund                   Current Target
                                                         Allocation*
       Equity         Oppenheimer Capital                    15%
                      Appreciation Fund
       Equity         Oppenheimer Main Street Fund           10%
       Equity         Oppenheimer Value Fund                 15%
       Equity         Oppenheimer MidCap Fund                10%
       Equity         Oppenheimer Small- & Mid- Cap          15%
                      Value Fund
       Equity         Oppenheimer International              10%
                      Growth Fund
       Equity         Oppenheimer International Value         5%
                      Fund
       Equity         Oppenheimer Developing Markets          5%
                      Fund

       Fixed-Income   Oppenheimer Core Bond Fund             10%
       Other          Oppenheimer Commodity Strategy          5%
                      Total Return Fund

       Transition 2030 Fund
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       Asset Class    Underlying Fund                   Current Target

                                                         Allocation*

       Equity         Oppenheimer Capital                    20%

                      Appreciation Fund

       Equity         Oppenheimer Main Street Fund           10%
       Equity         Oppenheimer Developing Markets         10%
                      Fund
       Equity         Oppenheimer Value Fund                 15%
       Equity         Oppenheimer MidCap Fund                10%
       Equity         Oppenheimer Small- & Mid- Cap          15%

                      Value Fund

       Equity         Oppenheimer International               5%

                      Growth Fund

       Fixed-Income   Oppenheimer Core Bond Fund             10%
       Other          Oppenheimer Commodity Strategy          5%

                      Total Return Fund

       Transition 2040 Fund

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       Asset Class    Underlying Fund                   Current Target
                                                         Allocation*
       Equity         Oppenheimer Capital                    20%
                      Appreciation Fund
       Equity         Oppenheimer Main Street Fund           10%
       Equity         Oppenheimer Value Fund                 15%
       Equity         Oppenheimer MidCap Fund                10%
       Equity         Oppenheimer Small- & Mid- Cap          15%
                      Value Fund
       Equity         Oppenheimer International               5%
                      Growth Fund
       Equity         Oppenheimer Developing Markets         15%
                      Fund

       Fixed-Income   Oppenheimer Core Bond Fund              5%
       Other          Oppenheimer Commodity Strategy          5%
                      Total Return Fund

       Transition 2050 Fund

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       Asset Class    Underlying Fund                   Current Target
                                                         Allocation*
       Equity         Oppenheimer Capital                    20%
                      Appreciation Fund
       Equity         Oppenheimer Main Street Fund           10%
       Equity         Oppenheimer Value Fund                 15%
       Equity         Oppenheimer MidCap Fund                10%
       Equity         Oppenheimer Small- & Mid- Cap          15%
                      Value Fund
       Equity         Oppenheimer Developing Markets         20%
                      Fund

       Fixed-Income   Oppenheimer Core Bond Fund              5%
       Other          Oppenheimer Commodity Strategy          5%
                      Total Return Fund
      *As of June 13, 2008.

Shares of the Underlying Funds may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities. Allocations to individual
Underlying Funds are determined by the Manager in seeking to meet the investment objective of each Fund. In response to changing market or economic conditions, the Manager may change the Underlying Funds or their weightings at any time, without prior approval from or notice to shareholders. The
Manager will allocate each Fund's assets among Underlying Funds within the guidelines of each Fund's investment objective.

WHO ARE THE FUNDS DESIGNED FOR? The Funds are designed primarily for investors seeking a professionally managed investment program to simplify the accumulation of assets prior to and during retirement. In general, the Funds'
investment programs assume a retirement age of 65 and expect that the investor will choose a Fund whose "transition" date is closest to the date the investor turns 65. The "transition" date of the Fund you select should not necessarily represent the specific year you intend to retire or start drawing retirement assets; rather it should be an approximate guide.

To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, the Oppenheimer LifeCycle Funds offer seven Funds with different combinations of asset allocations to provide the growth potential of equities, the income potential of bonds, and the relative stability of short-term bond funds. Choosing a Fund with an earlier transition date represents a more conservative choice; choosing a Fund with a later transition date represents a more aggressive choice.

Investors should realize that the Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering retirement, including when to retire, what their retirement needs will be, and what other sources of income they may have.

HOW WILL THE FUNDS CHANGE WITH YOUR CHANGING NEEDS? The Funds' allocations to various asset classes, through investments in the Underlying Funds, will become progressively more conservative over time. This approach is designed to help investors accumulate the assets needed to generate income during their retirement years. An example of this progression is demonstrated in the following chart, which reflects an investor's need to reduce investment risks as his or her retirement year approaches and the need for lower volatility in a portfolio that may be an investor's primary source of income after retirement.

[GRAPHIC OMITTED][GRAPHIC OMITTED]
The Manager will monitor the Funds' asset allocations daily and will regularly rebalance each Fund's portfolio so that it remains consistent with its target allocations to the indicated asset classes. Each Fund's target allocations to equity and fixed-income Underlying Funds, as shown in the chart above, are not expected to vary from the allocations shown by more than plus or minus five percentage points. However, the Manager may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. The Manager will examine relative values and prospects among Underlying Funds that invest in growth- and value-oriented securities, domestic and international securities, and the securities of small-, mid- and large-cap issuers, as well as the capacity of the Underlying Funds to absorb and invest additional cash flow. Each Fund's allocations will be rebalanced at least annually.

WHAT WILL HAPPEN AFTER THE TRANSITION DATE? After the transition date, the
Funds will continue on a "glide path" to a more conservative allocation, designed to place greater emphasis on income and reduce investors' overall risks. Approximately 10 years after a Fund's stated "transition" year, the
Fund's exposure to equity Underlying Funds will be at its most conservative and will remain fixed at approximately 20% of assets. At that point, approximately 75% of the Funds' portfolios will be invested in fixed-income
Underlying Funds and 5% may be invested in other types of Underlying Funds.

CAN A FUND'S INVESTMENT OBJECTIVES AND POLICIES CHANGE?  Each Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of a Fund's outstanding voting shares (as defined in the Investment
Company Act of 1940, as amended ("Investment Company Act")). The Funds'
investment objectives and principal investment strategies are not fundamental policies. Unless otherwise stated in this prospectus or the Statement of
Additional Information, investment policies of the Funds are not fundamental.

Certain investment objectives or strategies of the Underlying Funds are fundamental policies and others are non-fundamental policies, as indicated in each Underlying Fund's prospectus or Statement of Additional Information.
Each Underlying Fund's Board of Directors or Trustees can change non-fundamental policies without shareholder approval, including without the approval of the Funds.

Main Risks of Investing in the Funds

All investments have risks to some degree. The share prices of each Fund's shares generally change daily based on the values of the Underlying Funds'
investments, which may be subject to a number of factors described below. By investing in different types of Underlying Funds, the Funds have partial exposure to the risks of different areas of the market. The more a Fund allocates to equity Underlying Funds, the greater the expected risk. The
Funds are also subject to the risk that poor security selection by the
Underlying Funds may cause a Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Funds invest has its own investment risks, and those risks can affect the value of the Underlying Funds' shares and therefore the value of the Funds' shares. To the extent that the Funds invest more of their assets in one Underlying Fund than in another, the Funds will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investments of each of the Underlying Funds are described in the section
"More Information About the Underlying Funds." There is no guarantee that the
Underlying Funds will achieve their investment objectives. The risks of the
Underlying Fund's investments are described in the section "About the Funds'
Investments-The Funds' Principal Investment Policies and Risks." The
principal risks of an investment in the LifeCycle Funds are different from the principal risks of an investment in any one of the individual Underlying
Funds and are described below.

The Underlying Funds will pursue their investment objectives and policies without the approval of the Funds. If an Underlying Fund were to change its investment objective or policies, the applicable Fund may be required to sell its shares of the Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are
available without charge upon request by contacting OppenheimerFunds Services toll free at 1.800.CALL OPP (225.5677), or they can be downloaded on the
OppenheimerFunds, Inc. website at www.oppenheimerfunds.com.

ALLOCATION RISK. Each Fund's ability to achieve its investment objective depends upon the Manager's skill in selecting the best mix of Underlying
Funds. There is the risk that the Manager's evaluations and assumptions regarding the Underlying Funds' performance may be incorrect in view of actual market conditions.

AFFILIATED PORTFOLIO RISK. In managing the Funds, the Manager will have authority to select and substitute Underlying Funds. The Manager may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However the Manager's fund of funds committee monitors the investment process, identifies, addresses and resolves any potential issues and reports to the Boards of the Funds and of each
Underlying Fund at least annually.

RISKS OF INVESTING IN EQUITY SECURITIES. Stocks and other equity securities held by the Underlying Funds fluctuate in price in response to changes in equity markets in general, and their short-term volatility at times may be great. The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. Different stock markets may behave differently from each other. Other factors may affect the price of a particular company's securities. Those factors include poor earnings reports, loss of customers, litigation, or changes in regulations affecting the company or its industry. To the extent that an Underlying Fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for those types of securities.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES. Fixed-income (debt) securities held by the Underlying Funds may be subject to credit risk, interest rate risk, and prepayment risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If an issuer fails to pay interest or to repay principal, the
Underlying Fund's income or share value might be reduced. The value of debt securities are also subject to change when prevailing interest rates change.
When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount or from the amount the Underlying Fund paid for them. When interest rates fall, the issuers of mortgage-related debt securities may prepay principal to the Underlying Fund more quickly than expected and the Underlying Fund may be required to reinvest the proceeds at a lower interest rate.

HOW RISKY ARE THE FUNDS OVERALL? The risks described above collectively form the overall risk profile of the Funds. However, the allocation strategies that the Manager employs for the Funds are designed to allow risks to be offset by one another. For example the downward movement in one security or asset class may be offset by the upward movement in another. So while the
Underlying Funds have certain risk characteristics, the Manager's strategy of allocating Fund assets to different Underlying Funds may allow those risks to be offset. As discussed above, each Fund's risk profile will become more conservative over time. Oppenheimer Transition 2010 Fund represents the most conservative investment strategy, while Oppenheimer Transition 2050 Fund is the most aggressive. The Funds' risks mean that you can lose money by investing in a Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Funds will achieve their investment objectives.

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An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Funds' Past Performance

Because Oppenheimer Transition 2025 Fund, Oppenheimer Transition 2040 Fund
and Oppenheimer Transition 2050 Fund commenced operations on March 4, 2008, prior performance information for a full calendar year is not yet available.

The bar chart and table below show one measure of the risks of investing in
Oppenheimer Transition 2010 Fund, Oppenheimer Transition 2015 Fund,
Oppenheimer Transition 2020 Fund and Oppenheimer Transition 2030 Fund by
showing each of these Fund's performance (for Class A shares) from year to year for the full calendar years since each Fund's inception and by showing how the average annual total returns of each Fund's shares, both before and after taxes, compare to those of a broad-based index and a secondary index.
The after-tax returns for the other classes of shares will vary

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax. The Funds past performance, before and after taxes, is not necessarily an indication of how the Funds will perform in the future.

Transition 2010 Fund

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/08 through 3/31/08, the cumulative return before taxes for Class A shares was -8.41%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 4.99% (2nd Qtr `07) and the lowest return (not annualized) before taxes for a calendar quarter was -3.31% (4th
Qtr '07).

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Average Annual Total Returns               1 Year              Life of class
for the periods ended December
31, 2007

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Class A Shares (inception
12/15/06)                                   0.81%                  0.58%
                                           -0.26%                 -0.44%
  Return Before Taxes
  Return After Taxes on                     0.53%                  0.38%
  Distributions

Return After Taxes on
Distributions and Sale of Fund
Shares

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Class B Shares (inception                   1.20%                  1.80%
12/15/06)

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Class C Shares (inception                   5.19%                  5.61%
12/15/06)

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Class N Shares (inception                   5.65%                  5.20%
12/15/06)

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Class Y Shares (inception                   7.16%                  6.64%
12/15/06)

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S&P 500 Index (reflects no                  5.49%                 6.97%*
deduction for fees expenses or
taxes)

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Lehman Brothers Aggregate Bond              6.97%                 6.35%*
Index (reflects no deduction for
fees, expenses or taxes)

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*From 11/30/06

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for
Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market, and the Lehman Brothers Aggregate Bond Index, an unmanaged, broad-based index of investment grade corporate debt. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Transition 2015 Fund

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/08 through 3/31/08, the cumulative return before taxes for Class A shares was -8.87%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 5.51% (2nd Qtr `07) and the lowest return (not annualized) before taxes for a calendar quarter was -3.79% (4th
Qtr '07).

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Average Annual Total Returns               1 Year              Life of class
for the periods ended December
31, 2007

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Class A Shares (inception
12/15/06)                                   1.56%                  1.50%
                                            0.62%                  0.59%
  Return Before Taxes
  Return After Taxes on                     1.02%                  0.97%
  Distributions

Return After Taxes on
Distributions and Sale of Fund
Shares

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Class B Shares (inception                   2.01%                  2.78%
12/15/06)

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---------------------------------------------------------------------------------

Class C Shares (inception                   6.07%                  6.66%
12/15/06)

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---------------------------------------------------------------------------------

Class N Shares (inception                   6.65%                  6.26%
12/15/06)

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---------------------------------------------------------------------------------

Class Y Shares (inception                   7.96%                  7.60%
12/15/06)

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---------------------------------------------------------------------------------

S&P 500 Index (reflects no                  5.49%                 6.97%*
deduction for fees, expenses or
taxes)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

 Lehman Aggregate Bond Index                6.97%                 6.35%*
(reflects no deduction for fees,
expenses or taxes)

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*From 11/30/06

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for
Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market, and the Lehman Brothers Aggregate Bond Index, an unmanaged, broad-based index of investment grade corporate debt. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Transition 2020 Fund

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/08 through 3/31/08, the cumulative return before taxes for Class A shares was -9.07%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 6.00% (2nd Qtr `07) and the lowest return (not annualized) before taxes for a calendar quarter was -3.58% (4th
Qtr '07).

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Average Annual Total Returns               1 Year              Life of class
for the periods ended December
31, 2007

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---------------------------------------------------------------------------------

Class A Shares (inception
12/15/06)                                   2.43%                  2.23%
                                            1.55%                  1.38%
  Return Before Taxes
  Return After Taxes on                     1.58%                  1.45%
  Distributions

Return After Taxes on
Distributions and Sale of Fund
Shares

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---------------------------------------------------------------------------------

Class B Shares (inception                   2.80%                  3.53%
12/15/06)

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---------------------------------------------------------------------------------

Class C Shares (inception                   6.82%                  7.38%
12/15/06)

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---------------------------------------------------------------------------------

Class N Shares (inception                   7.43%                  7.00%
12/15/06)

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---------------------------------------------------------------------------------

Class Y Shares (inception                   8.86%                  8.36%
12/15/06)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

S&P 500 Index (reflects no                  5.49%                 6.97%*
deduction for fees, expenses or
taxes)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lehman Aggregate Bond Index                 6.97%                 6.35%*
(reflects no deduction for fees,
expenses or taxes)

---------------------------------------------------------------------------------

*From 11/30/06

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for
Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market, and the Lehman Brothers Aggregate Bond Index, an unmanaged, broad-based index of investment grade corporate debt. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Transition 2030 Fund

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/08 through 3/31/08, the cumulative return before taxes for Class A shares was -9.40%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 6.76% (2nd Qtr `07) and the lowest return (not annualized) before taxes for a calendar quarter was -4.02% (4th
Qtr '07).

---------------------------------------------------------------------------------

Average Annual Total Returns               1 Year              Life of class
for the periods ended December
31, 2007

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares (inception
12/15/06)                                   3.41%                  3.17%
                                            2.68%                  2.47%
  Return Before Taxes
  Return After Taxes on                     2.22%                  2.06%
  Distributions

Return After Taxes on
Distributions and Sale of Fund
Shares

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares (inception                   3.96%                  4.54%
12/15/06)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares (inception                   7.98%                  8.37%
12/15/06)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares (inception                   8.39%                  7.92%
12/15/06)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y Shares (inception                  10.20%                  9.64%
12/15/06)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

S&P 500 Index (reflects no                  5.49%                 6.97%*
deduction for fees, expenses or
taxes)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lehman Aggregate Bond Index                 6.97%                 6.35%*
(reflects no deduction for fees,
expenses or taxes)

---------------------------------------------------------------------------------

*From 11/30/06

 The Fund's average annual total returns include applicable sales charges:
for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for
Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market, and the Lehman Brothers Aggregate Bond Index, an unmanaged, broad-based index of investment grade corporate debt. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Funds

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Funds. Shareholders pay certain expenses directly, such as sales charges, which are the same for each of the Funds. The Funds pay other expenses directly for distribution of their shares and other services. Since those expenses are paid from each
Fund's assets, all shareholders therefore pay those expenses indirectly. In addition, each Fund indirectly bears its pro-rata share of fees and expenses from its investments in the Underlying Funds. For Oppenheimer Transition 2010
Fund, Oppenheimer Transition 2015 Fund, Oppenheimer Transition 2020 Fund and
Oppenheimer Transition 2030 Fund, the numbers below are based on each of these Fund's expenses during its fiscal year ended February 29, 2008. For
Oppenheimer Transition 2025 Fund, Oppenheimer Transition 2040 Fund and
Oppenheimer Transition 2050 Fund (each of which commenced offering March 4,
2008), the "Other Expenses," "Acquired Fund Fees and Expenses," and "Total
Annual Operating Expenses" indicated in the tables below are estimates of each of those Fund's expenses during its first full fiscal year based on its anticipated average daily net assets. Expenses for all Funds may vary in future years.

Shareholder Fees (charges paid directly from your investment):

                                   Class A  Class B  Class C  Class N  Class Y
                                    Shares   Shares   Shares   Shares   Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as % of offering price)  5.75%     None     None     None     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load)                             None(1)   5%(2)    1%(3)    1%(4)     None
(as % of the lower of the
original offering price or
redemption proceeds)

Annual Fund Operating Expenses:
(% of average daily net assets)

Transition 2010 Fund               Class A    Class  Class C  Class N  Class Y
                                     Shares   B       Shares   Shares   Shares
                                              Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees(5)                    None     None    None     None     None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution and/or Service          0.15%    0.99%   0.99%    0.50%     None
(12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses(6)                    1.38%    1.66%   1.36%    0.78%    1.10%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(7)   0.59%    0.59%   0.59%    0.59%    0.59%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Operating Expenses(8)   2.12%    3.24%   2.94%    1.87%    1.69%

Transition 2015 Fund               Class A    Class  Class C  Class N  Class Y
                                     Shares   B       Shares   Shares   Shares
                                              Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees(5)                    None     None    None     None     None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution and/or Service          0.19%    0.99%   0.99%    0.49%     None
(12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses(6)                    0.84%    1.50%   1.04%    0.67%    0.75%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(7)   0.63%    0.63%   0.63%    0.63%    0.63%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Operating Expenses(8)   1.66%    3.12%   2.66%    1.79%    1.38%

Transition 2020 Fund               Class A    Class  Class C  Class N  Class Y
                                     Shares   B       Shares   Shares   Shares
                                              Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees(5)                    None     None    None     None     None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution and/or Service          0.16%    0.99%   0.99%    0.49%     None
(12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses(6)                    0.99%    0.95%   0.86%    0.56%    0.58%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(7)   0.64%    0.64%   0.64%    0.64%    0.64%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Operating Expenses(8)   1.79%    2.58%   2.49%    1.69%    1.22%

Transition 2025 Fund               Class A    Class  Class C  Class N  Class Y
                                     Shares   B       Shares   Shares   Shares
                                              Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees(5)                    None     None    None     None     None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution and/or Service          0.25%    1.00%   1.00%    0.50%     None
(12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses(6)                    0.39%    0.39%   0.39%    0.39%    0.39%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(9)   0.65%    0.65%   0.65%    0.65%    0.65%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Operating Expenses(8)   1.29%    2.04%   2.04%    1.54%    1.04%

Transition 2030 Fund               Class A    Class  Class C  Class N  Class Y
                                     Shares   B       Shares   Shares   Shares
                                              Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees(5)                    None     None    None     None     None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution and/or Service          0.16%    0.99%   0.97%    0.49%     None
(12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses(6)                    1.08%    1.13%   0.90%    0.59%    0.39%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(7)   0.69%    0.69%   0.69%    0.69%    0.69%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Operating Expenses(8)   1.93%    2.81%   2.56%    1.77%    1.08%

Transition 2040 Fund               Class A    Class  Class C  Class N  Class Y
                                     Shares   B       Shares   Shares   Shares
                                              Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees(5)                    None     None    None     None     None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution and/or Service          0.25%    1.00%   1.00%    0.50%     None
(12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses(6)                    0.39%    0.39%   0.39%    0.39%    0.39%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(9)   0.67%    0.67%   0.67%    0.67%    0.67%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Operating Expenses(8)   1.31%    2.06%   2.06%    1.56%    1.06%

Transition 2050 Fund               Class A    Class  Class C  Class N  Class Y
                                     Shares   B       Shares   Shares   Shares
                                              Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees(5)                    None     None    None     None     None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution and/or Service          0.25%    1.00%   1.00%    0.50%     None
(12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses(6)                    0.39%    0.39%   0.39%    0.39%    0.39%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(9)   0.68%    0.68%   0.68%    0.68%    0.68%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Operating Expenses(8)   1.32%    2.07%   2.07%    1.57%    1.07%

1. A Class A contingent deferred sales charge may apply to redemptions of investments of $1,000,000 or more or to certain retirement plan redemptions.  See "How to Buy Shares" for details.
2. Applies to redemptions in the first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

5. The "Management Fees" information in the table above reflects the fact that the Funds do not pay direct management fees.
6. "Other Expenses" include transfer agent fees, custodial expenses and accounting and legal expenses that each Fund pays. The transfer agent has voluntarily undertaken to limit the transfer agent fees paid to 0.35% of average daily net assets per fiscal year for each class of each Fund. This undertaking may be amended or withdrawn at any time. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes by less than
   0.01% of average daily net assets.
7. "Acquired Fund Fees and Expense" are fees that the Funds incur indirectly through their investment in shares of the Underlying Funds and Oppenheimer
   Institutional Money Market Fund. They are based on the total annual expense ratios of those funds in which a Fund invested during its most recent fiscal year, without giving effect to any waivers or reimbursements. Any material change to a Fund's asset allocations to the
   Underlying Funds or to Oppenheimer Institutional Money Market Fund could increase or decrease the Acquired Fund Fees and Expenses. For purposes of this table, the term "Acquired Fund Fees and Expenses" is intended to cover mutual funds, hedge funds, private equity funds, and certain other pooled investment vehicles, but not securities, such as structured finance products, collateralized debt obligations or other securities not traditionally considered investment companies or private investment companies.
8. The Manager has voluntarily undertaken to limit these expenses for all classes of shares so that Total Annual Operating Expenses,  as a percentage of average daily net assets, will not exceed  1.50% for Class
   A, 2.25 % for Class B and Class C, 1.75% for Class N and 1.25% for Class Y
   shares. Those expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of each Fund's business. The Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds and Oppenheimer Institutional Money
   Market Fund. The Manager may modify or terminate this undertaking at any time without notice to shareholders, but will not recover waived fees in subsequent fiscal periods. After the waivers the actual "Other Expenses"
   were as follows:

             -------------------------------------------------------------------

                                         Class A Class B ClassC Class N Class Y

             -------------------------------------------------------------------
             -------------------------------------------------------------------

             Oppenheimer Transition      0.76%   0.67%   0.62%  0.66%   0.64%
             2010 Fund

             -------------------------------------------------------------------
             -------------------------------------------------------------------

             Oppenheimer Transition      0.64%   0.63%   0.53%  0.60%   0.61%
             2015 Fund

             -------------------------------------------------------------------
             -------------------------------------------------------------------

             Oppenheimer Transition      0.60%   0.61%   0.53%  0.54%   0.51%
             2020 Fund

             -------------------------------------------------------------------
             -------------------------------------------------------------------

             Oppenheimer Transition      0.65%   0.57%   0.47%  0.56%   0.35%
             2030 Fund

             -------------------------------------------------------------------

9.  These estimates of the Underlying Funds' fees and expenses, which will be incurred indirectly by the Funds, are based on estimates of the total annual expense ratios, without giving effect to any waivers or reimbursements, of the Underlying Funds in which the applicable Fund expects to invest during its first fiscal year. Any material change to a
   Fund's asset allocation to the Underlying Funds could increase or decrease the amounts of the estimates and the actual amounts of those expenses may vary from these estimates.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples, which are based on the estimated Total Annual Operating Expenses, assume that you invest $10,000 in the indicated class of shares of the applicable Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the share class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

If you redeemed your shares:

                                            5 Years  10 Years

Transition 2010 Fund      1 Year   3 Years

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $780     $1,207   $1,660   $2,910

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $832     $1,314   $1,920  $3,090*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $401      $923    $1,570   $3,309

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $292      $593    $1,020   $1,211

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares             $173      $537     $925    $2,014

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2015 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $735     $1,072   $1,432   $2,442

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $820     $1,278   $1,860  $2,811*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $373      $837    $1,429   $3,032

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $283      $568     $978    $2,124

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares             $141      $440     $760    $1,669

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2020 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $748     $1,111   $1,497   $2,577

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $764     $1,113   $1,588  $2,575*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $355      $785    $1,342   $2,861

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $273      $537     $925    $2,014

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares             $125      $390     $674    $1,486

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2025 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $700      $963

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $709      $946

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $309      $646

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $258      $490

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares             $107      $333

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2030 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $761     $1,152   $1,566   $2,719

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $788     $1,183   $1,705  $2,769*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $362      $807    $1,378   $2,932

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $281      $562     $968    $2,102

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares             $111      $345     $599    $1,324

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2040 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $702      $969

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $711      $952

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $311      $652

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $260      $496

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares             $109      $339

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2050 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $703      $972

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $712      $955

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $312      $655

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $261      $500

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares             $110      $342

                         -------------------

If you did not redeem your shares:

Transition 2010 Fund      1 Year   3 Years   5 Years  10 Years

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $780     $1,207   $1,660   $2,910

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $332     $1,014   $1,720  $3,090*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $301      $923    $1,570   $3,309

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $192      $593    $1,020   $2,211

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares             $173      $537     $925    $2,014

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2015 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $735     $1,072   $1,432   $2,442

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $320      $978    $1,660  $2,811*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $273      $837    $1,429   $3,032

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $183      $568     $978    $2,124

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares             $141      $440     $760    $1,669

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2020 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $748     $1,111   $1,497   $2,577

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $264      $813    $1,388  $2,575*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $255      $785    $1,342   $2,861

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $173      $537     $925    $2,014

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares             $125      $390     $674    $1,486

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2025 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $700      $963

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $209      $646

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $209      $646

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $158      $490

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares             $107      $333

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2030 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $761     $1,152   $1,566   $2,719

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $288      $883    $1,505  $2,769*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $262      $807    $1,378   $2,932

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $181      $562     $968    $2,102

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares             $111      $345     $599    $1,324

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2040 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $702      $969

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $211      $652

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $211      $652

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $160      $496

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares             $109      $339

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------

Transition 2050 Fund

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $703      $972

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $212      $655

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $212      $655

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $161      $500

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares             $110      $342

In the first  group of  examples,  expenses  include  the Class A initial  sales charge for Class A and the  applicable  Class B,  Class C or Class N  contingent deferred  sales  charges.  In the  second  group of  examples,  Class A expenses include the initial sales  charge,  but Class B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class
Y shares.

*Class B expenses  for years 7 through  10 are based on Class A  expenses  since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Funds' Investments

THE FUNDS'  PRINCIPAL  INVESTMENT  POLICIES  AND RISKS.  The  allocation  of the different types of investments  will vary over time and the Funds may not always invest  in  Underlying  Funds  that  include  all  of  the  different  types  of
investments   described  in  this   prospectus.   The  Statement  of  Additional
Information  contains  more  detailed  information  about the Funds'  investment policies and risks.

Investments  in the  Underlying  Funds.  Under normal  circumstances,  the Funds invest in diversified  portfolios made up of varying  allocations of investments in the Underlying Funds. The Underlying Funds were chosen based on the Manager's determination  that they could provide the  diversification  needed to implement the  allocation  strategies of the Funds.  The choice of Underlying  Funds,  the objectives  and policies of the Underlying  Funds and the Funds'  allocations to the Underlying Funds may change from time to time without approval by the Funds'
shareholders.

STOCK AND OTHER  EQUITY  INVESTMENTS.  Some of the  Underlying  Funds may invest primarily  in common  stocks  or other  types of  equity  securities,  including preferred stocks,  rights and warrants,  and securities  convertible into common stock. The issuers may be small, medium or large  capitalization  companies,  as defined in the particular Underlying Fund's prospectus. Not all Underlying Funds define small- and mid-cap issuers in the same way. Some of the Underlying  Funds
may  buy  securities   issued  by  foreign  companies  and  some  may  emphasize
investments in "growth" securities or "value" securities.

o    Common Stock.  Common stock represents an ownership  interest in the issuer and  fluctuates in price in response to conditions  affecting the issuer or changes in equity  markets in  general.  An  Underlying  Fund may invest in common stock to seek capital appreciation,  dividend income or both. Common stock is generally subordinate to the other securities of an issuer.

o    Preferred  Stock.  Preferred  stocks  are a form of  equity  security  that typically  have a fixed dividend that may cause their prices to behave more like those of debt securities.  Preferred stock dividends may be cumulative
     (they  remain  a  liability  of  the  company   until  they  are  paid)  or
     non-cumulative.  If prevailing  interest  rates rise, the fixed dividend on preferred  stock may be less  attractive,  causing  the price of  preferred stocks to decline.  The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.

o    Convertible Securities.  Some of the Underlying Funds may also buy interest bearing  securities  that are  convertible  into common  stock.  While many convertible  securities are debt securities,  the Underlying Funds consider some of them to be "equity  equivalents" because of their features allowing them to be  converted  into common  stock.  Convertible  securities  may be subject to the risks of the common stock of the issuer as well as to credit risk and interest rate risk.  The credit  rating of an "equity  equivalent"
     convertible  security  generally has less impact on the  Underlying  Fund's investment decisions than in the case of other debt securities.

Some  of the  Underlying  Funds  may  buy  convertible  securities  rated  below investment grade by Moody's Investors  Service,  Inc.,  Standard & Poor's Rating
Service or other nationally  recognized  rating  organizations  (or, if they are unrated,  having a comparable rating assigned by the Manager).  Below investment grade securities (commonly referred to as "junk bonds") are subject to a greater risk of default by the issuer than investment-grade securities.

Risks of Investing in Common  Stock and other Equity  Securities.  The prices of common  stock and other  equity  securities  fluctuate  in  response to changing market  conditions,  and at times their  short-term  volatility may be great. An
Underlying  Fund's emphasis on growth stocks or stocks issued by foreign issuers or  small-  or  mid-sized  companies  can  also  result  in  higher  volatility.
Additionally,  stocks of issuers in a  particular  industry  may be  affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations,  availability of basic resources or supplies, or other events  affecting that industry.  Other factors can affect a particular company's stocks price, such as poor earnings reports, loss of a major customer, litigation  against the issuer, or changes in government  regulations  affecting the issuer or its industry.

Growth  Investing.  In selecting equity securities for purchase or sale, some of the Underlying Funds use a "growth"  investment style. A growth investment style seeks companies whose stock price is expected to increase at a greater rate than the overall market.  They may be newer companies or they may be more established companies that are entering a growth cycle.  Growth  companies may be developing new  products  or  services  or may be  expanding  into new  markets  for  their products,  or they may be  companies in  businesses  with  above-average  growth potential.  A growth phase may be marked by increases in earnings,  sales,  cash flows or other factors,  which suggest that the price of the company's stock may increase in value over time.

The Underlying  Funds' portfolio  managers may consider the following in seeking to implement a growth strategy:
o    companies that have strong revenue growth
o    companies with above-average earnings growth
o    companies that can sustain strong revenue and earnings growth
o    stocks with attractive valuations relative to their growth potential

Risks of Growth  Investing.  The stocks of growth companies may be more volatile than stocks of other types of companies. If a company's earnings growth fails to increase as expected,  the stock price of a growth company may decline  sharply.
Investments in newer or smaller growth companies may offer greater opportunities for capital  appreciation,  but they involve substantially greater risks of loss and price  fluctuations.  Their stocks may be less liquid than those of older or larger  issuers.  That means some of the  Underlying  Funds  could have  greater difficulty  selling a  security  of a smaller or newer  issuer at an  acceptable price,  especially in periods of market volatility.  Newer growth companies tend to retain a large part of their earnings for research, development or investment in capital assets.  Therefore, they may pay lower dividends than other companies or may not pay any  dividends  for some time.  Also,  it may take a  substantial period of time before such Underlying Fund realizes a gain on an investment in a smaller or newer company, if it realizes any gain at all.

Value Investing.  The portfolio managers of certain other Underlying Funds use a value  investing  strategy.  In value  investing,  the  portfolio  managers  use fundamental  company analysis to seek stocks that have low prices in relation to what the  portfolio  managers  believe to be the stock's real worth based on the company's prospects.  The portfolio managers may consider a number of factors in this assessment. Among other considerations,  they may look for stocks that they believe are not fully  recognized by, or are  temporarily out of favor with, the market.  These  Underlying  Funds seek to realize  appreciation  in the value of their  holdings when other  investors  recognize  the  intrinsic  value of those stocks.

Risks of Value Investing. For Underlying Funds that use a value investing style, there is the risk that the Underlying Fund may not value a security accurately.

Additionally,  if the  market  does  not  recognize  the  security  selected  as undervalued,  the price of the selected security might not appreciate in the way an Underlying Fund anticipates.

Foreign Equity  Securities.  Some of the Underlying  Funds may buy securities of companies in any country,  including  companies in  "emerging"  or  "developing"
market  countries.  The foreign  securities some of the Underlying Funds may buy include stocks and other equity securities of companies organized under the laws of a foreign  country or companies  that have a  substantial  portion (more than
50%) of their  operations or assets abroad,  or derive a substantial  portion of their  revenue or profits  from  businesses,  investments  or sales  outside the
United States. Foreign securities include securities traded primarily on foreign securities  exchanges  or in  foreign  over-the-counter  markets.  Some  of  the
Underlying Funds invest in securities of foreign issuers that are represented in the U.S.  securities markets by American Depository Receipts ("ADRs") or similar depository arrangements.

Risks  of  Foreign  Securities.  While  foreign  securities  may  offer  special investment  opportunities,  there  are also  special  risks  that can  reduce an
Underlying  Fund's  share  price and  return.  The  change in value of a foreign currency  against the U.S.  dollar  will  result in a change in the U.S.  dollar value of securities  denominated in the foreign currency.  Currency rate changes can also  affect the  distributions  an  Underlying  Fund  makes from  income it receives from foreign  securities as foreign  currency values change against the
U.S. dollar.  Foreign  investing can result in higher  transaction and operating costs for the  Underlying  Funds  that  invest in  foreign  securities.  Foreign issuers are not subject to the same accounting and disclosure  requirements that
U.S. companies are subject to.

The  value  of  foreign   investments  may  be  affected  by  exchange   control
regulations,  expropriation or  nationalization  of a company's assets,  foreign taxes,  delays in the  settlement  of  transactions,  changes  in  governmental, economic or monetary  policy in the United States or abroad,  or other political or economic  factors.  These  risks could cause the prices of foreign  stocks to fall and could  therefore  depress  an  Underlying  Fund's  share  prices.  Fund shareholders  may be unable to deduct or take a credit for foreign taxes paid by the Underlying Funds on their foreign investments.

Additionally,  if an Underlying Fund invests a significant  amount of its assets in foreign securities,  it might be exposed to "time-zone arbitrage" attempts by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result from  events that occur  between the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Underlying
Fund's  net  asset  value  is  calculated.  If  such  time-zone  arbitrage  were successful,  it might dilute the interests of other shareholders.  However,  the use of "fair  value  pricing"  to adjust the  closing  market  prices of foreign securities  under  certain  circumstances,  to reflect  what the Manager and the
Boards of Directors or Trustees of the Underlying Funds believe to be their fair value,  and the imposition of redemption fees by certain  Underlying  Funds, may help deter those activities.

Foreign  securities  owned by an Underlying  Fund may trade on weekends or other days when the Funds and the  Underlying  Funds do not price their  shares.  As a result,  the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares.

Special  Risks of Emerging  and  Developing  Markets.  Securities  of issuers in emerging and developing markets may offer special investment opportunities,  but present risks not found in more mature markets.  Emerging  market  countries may have less developed legal and accounting systems.  The governments of developing countries may be more unstable and present greater risks of  nationalization  or restrictions  on foreign  ownership of stocks of local companies and investments may be  subject to  greater  risks of  government  restrictions  on  withdrawing dividends  paid or the sale  proceeds of securities  from the country.  Emerging market  countries may have less developed  securities  markets and exchanges and their  economies may be more dependent on relatively few industries  that may be highly vulnerable to local and global changes.

The  securities  of issuers in  emerging  markets  may be less  liquid,  or more difficult to sell at an  acceptable  price,  than  securities of issuers in more developed  markets.  Settlements  of trades may be subject to greater  delays so that an  Underlying  Fund might not receive the proceeds of a sale of a security on a  timely  basis.  Emerging  market  investments  may be  substantially  more volatile than investments in the United States or other developed  countries and may be considered speculative.

Special  Risks of  Investing  in Small-  and  Mid-Sized  Companies.  Some of the
Underlying Funds may emphasize  investments in small- and/or mid-cap  companies, as defined in the Underlying Fund's prospectus. These companies can include both established  and newer  companies.  While smaller,  newer  companies might offer greater  opportunities for capital  appreciation  than larger,  more established companies,  they  may  involve  substantially  greater  risk of loss  and  price fluctuation.  The Underlying Funds may use different  definitions of "small-cap"
and "mid-cap"  companies,  as stated in each Underlying Fund's  prospectus.  The
Underlying Funds'  prospectuses are available without charge as indicated in the section "Risks of Investing in the Underlying Funds," above.

Small- and  mid-sized  companies  may have limited  product lines or markets for their  products,  more limited  access to financial  resources and less depth in management  skill than larger  companies.  Their  stocks also may be less liquid than those of larger  issuers.  That means  that an  Underlying  Fund could have greater  difficulty  selling those  securities,  especially in periods of market volatility,  which could  increase the  potential  for loss.  It also may take a substantial  period  of time  for an  Underlying  Fund to  realize  a gain on an investment  in the stocks of a small- or mid-sized  company,  if it realizes any gain at all.

Because the securities of smaller companies may be traded  infrequently,  to the extent  that an  Underlying  Fund  invests  significantly  in those  securities, investors  may seek to  trade  shares  of the  Underlying  Funds  based on their knowledge or  understanding  of the value of those securities (this is sometimes referred to as "price  arbitrage").  Certain of the Underlying Funds,  including the Oppenheimer  Small- & Mid- Cap Value Fund,  impose a 2% redemption fee under certain  circumstances to attempt to deter such price  arbitrage.  If such price arbitrage  were  otherwise  successful,  it might  interfere  with the efficient management of an Underlying  Fund's  portfolio to a greater degree than would be the  case  for a fund  that  invests  in more  liquid  securities,  because  the
Underlying  Fund may have  difficulty  selling those  securities at advantageous times or prices to satisfy the  liquidity  requirements  created by large and/or frequent  trading  activity.  Successful  price arbitrage  activities might also dilute the value of an  Underlying  Fund's  shares  held by other  shareholders, including the Fund.

Risks of Technology  Stocks.  Certain  Underlying Funds may invest in technology stocks.  The types of companies the portfolio managers of those Underlying Funds consider  to be  technology  companies  can be  expected  to change over time as developments  in technology  occur. To the extent an Underlying Fund is invested in stocks of technology companies,  the value of the Underlying Fund's shares is particularly  vulnerable to risks,  including market and economic events,  which affect technology  companies and/or companies having  investments in technology.
The technology  sector has  historically  exhibited great price  volatility,  or fluctuations  in stock  valuations.  The stock  prices of  technology  companies during the past few years have been  highly  volatile,  largely due to the rapid pace of  product  change  and  development  within  this  sector.  In  addition, technologies  that are  dependent  on consumer  demand may be more  sensitive to changes in consumer  spending  patterns.  Technology  companies  focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely  affected by changes in those regulations.  The portfolio  managers of the Underlying Funds take these factors into account when evaluating the long-term merits of a technology investment.

Risks  of  Initial  Public  Offerings  (IPOs).  One  of  the  Underlying  Funds,
Oppenheimer  Main Street  Small Cap  Fund(R),  has no limit on the amount of its assets that can be invested in IPOs. By  definition,  securities  issued in IPOs have not  traded  publicly  until  the time of their  offerings.  Special  risks associated with IPOs may include,  among others, the fact that there may be only a  limited  number  of  shares  available  for  trading.  The  market  for those securities may be unseasoned.  The issuer may have a limited operating  history.
These factors may contribute to price  volatility.  The limited number of shares available  for  trading  in some IPOs may also make it more  difficult  for this
Underlying  Fund  to buy or  sell  significant  amounts  of  shares  without  an unfavorable impact on prevailing prices. In addition,  some companies  initially offering  their shares  publicly may be involved in relatively new industries or lines of business that may not be widely  understood  by investors.  Some of the companies  involved in new  industries  may be regarded as  developmental  stage companies,  without revenues or operating income, or the near-term  prospects of them. Many IPOs are by small-or micro-cap companies that are undercapitalized.

Investing in Special  Situations.  Periodically,  some of the  Underlying  Funds might use  aggressive  investment  techniques  to seek to benefit  from what the portfolio  manager  perceives  to be a  "special  situation,"  such as a merger, reorganization,  restructuring or other unusual event that is expected to affect a particular  issuer.  However,  there is a risk that the anticipated  change or event might not occur,  which  could have a negative  impact on the price of the issuer's  securities.  In that case, an Underlying  Fund's  investment might not produce the expected gains or might incur a loss.

Cyclical  Opportunities.  Some of the  Underlying  Funds  may also  seek to take advantage  of changes in the business  cycle by investing in companies  that are sensitive to those changes. Some of the Underlying Funds might sometimes seek to take tactical  advantage of short-term  market  movements or in  anticipation of events that would affect particular issuers or industries.  There is a risk that if the event  does not occur as  expected,  the value of the  Underlying  Fund's investments could fall.

Risks of  Investing  in Real Estate  Securities.  One of the  Underlying  Funds,
Oppenheimer  Real Estate Fund ("Real Estate Fund"),  expects to invest primarily in common stocks and other equity  securities  issued by real estate  companies.
Because this Underlying Fund concentrates its assets in the real estate industry its performance is closely linked to the performance of the real estate markets.
Property  values or revenues from real estate  investments  may fall due to many
different  factors,  including:   disruptions  to  real  estate  sales  markets,
increased vacancies or declining rents, negative economic developments affecting businesses or individuals,  increased real estate  operating  costs,  lower real
estate  demand,  oversupply,   obsolescence,   competition,   uninsured  losses,
environmental  liabilities,  the failure of borrowers to repay loans in a timely manner,  changes in prevailing  interest  rates or rates of  inflation,  lack of available credit or changes in federal or state taxation policies affecting real estate. The price of a real estate company's securities may also drop because of dividend reductions,  lowered credit ratings, poor company management,  or other factors that affect companies in general.

o    Real Estate Investment Trusts. Real Estate Fund may invest without limit in shares of real estate investment  trusts  ("REITs").  REITs pool investors'
     funds for  investment  primarily  in  income-producing  real estate or real estate  related  loans  or  interests.  A  REIT  is  not  taxed  on  income distributed to shareholders  if, among other things,  it distributes to its shareholders  substantially  all of its  taxable  income  (other  than  net capital gains) for each taxable year. As a result, REITs tend to pay higher dividends  than  other  types of  companies.  As of  April  30,  2008,  the
     FTSE/NAREIT  All REIT Index  ("FTSE/NAREIT  Index"),  which consists of all tax-qualified  REITs listed on the New York Stock Exchange,  American Stock
     Exchange,  and NASDAQ  National  Market List,  included  approximately  149 companies with an aggregate market  capitalization  of  approximately  $326 billion. While many of the securities in which Real Estate Fund invests are included  in  the  FTSE/NAREIT  Index,  Real  Estate  Fund  may  invest  in securities  that are not in the FTSE/NAREIT  Index.  REITs can generally be classified as Equity  REITs,  Mortgage  REITs or Hybrid REITs.  Real Estate
     Fund invests primarily in Equity REITs.

o    Real Estate Operating  Companies.  A real estate operating company ("REOC")
     is similar to a REIT in that both may own and operate  commercial and other real estate  properties or make other real estate  investments.  A REOC has not elected to be taxed as a REIT,  however.  As a result, a REOC has fewer restrictions  on its  investments  and does not  typically pay any specific level of income.  A REOC may reinvest all of its cash flow from  operations back into the company which allows it to, for example, finance acquisitions and  development  projects to grow its business.  REOCs do not benefit from the favorable tax treatment that is accorded to REITs, however.

o    Smaller Real Estate  Company  Risks.  Smaller real estate  companies may be either established or newer companies.  While smaller companies might offer greater  opportunities for gains than larger  companies,  they also involve greater risk of loss.  They may be more sensitive to changes in a company's earnings  expectations  and may  experience  more abrupt and erratic  price movements.  Smaller companies' securities often trade in lower volumes, and it might be harder  to  dispose  of at an  acceptable  price.  Buy and sell transactions  in a smaller  company's  stock could have a greater impact on the stock's price than it would on a larger company's  stock.  Smaller real estate  companies may have more limited  access to financial  resources and may  lack  liquidity  in a  declining  market.  They  may  have  unseasoned management or less depth in management skill than larger,  more established companies. Smaller real estate companies may be more reliant on the efforts of particular  members of their management team and management  changes may pose a greater risk to the success of the business.

INVESTMENTS IN FIXED-INCOME

SECURITIES.  Certain  of the  Underlying  Funds  emphasize  investments  in debt securities,  such as government  securities and corporate  bonds and debentures.
The  Underlying  Funds might also buy short-term  debt  securities for liquidity purposes  pending  the  purchase of new  investments  or to have cash to pay for redemptions  of the  Underlying  Fund's  shares.  To seek  higher  income,  some
Underlying Funds can invest without limit in debt securities,  commonly known as
"junk bonds," that are rated below  investment  grade.  That means that they are rated  lower  than  "Baa" by Moody's  Investors  Service or "BBB" by  Standard &
Poor's Rating Service or have comparable ratings by other  nationally-recognized rating  organizations or are unrated securities that the Manager considers to be of equivalent quality.

Interest  Rate Risk.  The values of debt  securities  are subject to change when prevailing  interest  rates  change.  When  interest  rates fall,  the values of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities  generally fall, and those securities may sell at a discount from their face amount.  An Underlying  Fund's share prices may go up or down when interest rates change because of the effect of those changes on the value of the Underlying Fund's investments in debt securities.

These  fluctuations  will often be greater for longer-term  debt securities than for shorter-term  debt  securities.  When the average maturity of the Underlying
Fund's  portfolio is longer,  its share prices may fluctuate  more when interest rates  change.  An  Underlying  Fund  may  also buy  zero-coupon  or  "stripped"
securities,  which may be  particularly  sensitive  to  interest  rate  changes.
Interest   rate   changes   may  have   different   effects  on  the  values  of
mortgage-related securities because of prepayment and extension risks.

o    Prepayment  Risk.  Mortgage-related  securities  are subject to the risk of unanticipated  prepayment.  That is the risk that when interest rates fall, borrowers  will prepay the mortgages that underlie  these  securities  more quickly  than  expected,  causing  the issuer of the  security to repay the principal to the Underlying Fund prior to the security's expected maturity.
     The  Underlying  Fund may need to reinvest the proceeds at a lower interest
     rate,   reducing  its  income.   Mortgage-related   securities  subject  to
     prepayment  risk generally  offer less potential for gains when  prevailing interest rates fall. If an Underlying Fund buys mortgage-related securities at a premium,  accelerated  prepayments on those securities could cause the
     Underlying Fund to lose a portion of its principal  investment  represented
     by  the   premium.   Interest-only   and   principal-only   mortgage-backed
     securities,   which  certain  Underlying  Funds  may  buy,  are  especially sensitive to interest rate changes,  which can affect not only their prices but can also change the income flows and prepayment assumptions about those investments.

o    Extension Risk. If interest rates rise rapidly, repayments of mortgages may occur  at a  slower  rate  than  expected  and  the  expected  maturity  of mortgage-related  securities  could lengthen as a result.  Mortgage-related securities  generally  have a greater  potential  for loss when  prevailing interest  rates rise.  That could cause the value of an  Underlying  Fund's shares to fall.

o    Credit Risk. Debt  securities are also subject to credit risk.  Credit risk is the risk that the  issuer of a  security  might  not make  interest  and principal payments on the security as they become due.  Securities directly issued by the U.S.  Treasury  and certain  agencies  that are backed by the full faith and credit of the U.S.  government  have little credit risk, and securities issued by other agencies of the U.S.  government  generally have low credit  risks.  Securities  issued by private  issuers  generally  have greater credit risks than government issued securities.

     If an issuer fails to pay interest,  an  Underlying  Fund's income might be reduced,  and if an issuer  fails to repay  principal,  the  values of that security  and of the  Underlying  Fund's  shares  might  fall.  High-yield, lower-grade debt securities are especially  subject to risks of default.  A downgrade  in an  issuer's  credit  rating or other  adverse  news about an issuer can reduce the market value of that issuer's securities.  Securities issued by U.S.  government agencies or  instrumentalities  carry an implied credit  support from the U.S.  government.  These  government  agencies and instrumentalities  are  currently  subject to a degree of focus by the U.S.
     Treasury, the U.S. Congress and the regulatory agencies which oversee those government agencies and instrumentalities.  It is possible that the implied credit  support of the U.S.  government  could be  modified  or  withdrawn.
     However,  at this time the  likelihood of that event cannot be predicted at this time.  In the event that the credit  support is modified or withdrawn, those  securities  may be  subject to a credit  downgrade  and the value of those securities may decline.

o    Special Risks of  Lower-Grade  Securities.  The  Underlying  Funds that may invest in below investment grade securities ("junk bonds") may have greater credit risks than funds that buy only investment-grade  bonds.  Lower-grade debt securities may be subject to greater price  fluctuations  and risks of loss  of  income  and  principal  than  investment-grade  debt  securities.
     Securities  that are below  investment  grade are exposed to a greater risk that the issuer might not meet its debt obligations or might default. There may be less of a market  for lower  grade  securities,  making it harder to value them or sell them at an  acceptable  price and  possibly  exposing an
     Underlying  Fund  to  "price   arbitrage"   attempts  as  described  above.
     Additionally, these securities may be subject to a greater risk of default.
     These risks may reduce an  Underlying  Fund's share price and the income it earns.

Foreign Debt Securities. Some of the Underlying Funds may invest in a variety of debt  securities  issued  by  foreign  governments  and  companies,  as  well as
"supra-national"  entities,  such as the World  Bank.  They can  include  bonds, debentures,  and notes,  including  derivative  investments called  "structured"
notes,  described below.  The Underlying  Funds' foreign debt investments may be denominated  in U.S.  dollars or in foreign  currencies  and can include  "Brady
Bonds." Those are  U.S.-dollar  denominated  debt securities  collateralized  by zero-coupon  U.S.  Treasury  securities.  They are typically  issued by emerging market countries and are considered  speculative securities with higher risks of default.

U.S.  Government  Securities.  Not all of the U.S.  government  securities  that certain Underlying Funds buy are backed by the full faith and credit of the U.S.
government as to the payment of interest and  repayment of  principal.  Some are backed by the right of the entity to borrow from the U.S.  Treasury.  Others are backed  only by the  credit of the  issuing  governmental  entity.  All of these different types of securities,  described  below,  are generally  referred to as
"U.S. government securities" in this prospectus.

o    U.S.  Treasury  Obligations.  These  include  Treasury  bills  (which  have maturities  of one year or less when  issued),  Treasury  notes (which have maturities  of more than one year and up to ten  years  when  issued),  and
     Treasury bonds (which have  maturities of more than ten years when issued).
     All  Treasury  securities  are  backed by the full  faith and credit of the
     United  States as to the  timely  payment  of  interest  and  repayment  of principal.  Certain Underlying Funds can buy U.S. Treasury  securities that have been "stripped" of their coupons, zero-coupon U.S. Treasury securities as described below, and Treasury Inflation Protection Securities.

o    Obligations   Issued  or   Guaranteed  by  U.S.   Government   Agencies  or
     Instrumentalities.  Certain  Underlying  Funds can  invest  in both  direct obligations and  mortgage-related  securities that have different levels of credit  support  from the U.S.  government.  Some of these  securities  are supported  by the full  faith and  credit of the U.S.  government,  such as
     Government  National  Mortgage   Association  ("Ginnie  Mae")  pass-through
     mortgage  certificates.  Some are  supported  by the right of the issuer to borrow from the U.S. Treasury under certain circumstances,  such as Federal
     National Mortgage  Association  ("Fannie Mae"),  Federal Home Loan Mortgage
     Corporation ("Freddie Mac") and Federal Home Loan Bank obligations.  Others are supported only by the credit of the entity that issued them.

o    Mortgage-Related  U.S.  Government  Securities.  Certain  Underlying  Funds
     invest a  significant  amount  of their  assets  in  mortgage-related  U.S.
     government  securities.  These include interests in pools of residential or
     commercial  mortgages,  in  the  form  of  collateralized   mortgage-backed
     obligations  ("CMOs") and other "pass-through"  mortgage  securities.  CMOs have  collateral to secure payment of interest and  principal.  They may be issued in different  series with different  interests rates and maturities.
     The  collateral of U.S.  government  CMOs is either in the form of mortgage pass-through  certificates  issued  or  guaranteed  by  a  U.S.  agency  or instrumentality or mortgage loans insured by a U.S. government agency.

     The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the payments on the  underlying  mortgages.  Changes in interest  rates  may  cause  the  rate of  expected  prepayments  of  those mortgages to change.  Prepayment risk and extension risk,  described above, can make the  prices of CMOs and  other  mortgage-related  securities  very volatile  when  interest  rates  change.  That  volatility  may  affect  an
     Underlying Fund's share price.

o    Forward  Rolls.  Certain  Underlying  Funds can enter into  "forward  roll"
     transactions with respect to mortgage-related  securities.  In this type of transaction,  the Underlying  Fund sells a  mortgage-related  security to a
     buyer  for  a  specific  settlement  date  and  simultaneously   agrees  to
     repurchase a similar security on a future settlement date at a set price.

     During the  period  between  the sale  settlement  date and the  repurchase settlement  date the  Underlying  Funds  will not be  entitled  to  receive interest and principal  payments on the securities  that have been sold. It is possible that the market value of the securities that an Underlying Fund has agreed to repurchase  may decline  below the price that the  Underlying
     Fund is obligated to pay for the securities, or that the counterparty might default in its  obligation.  At any given time,  a  substantial  portion of certain Underlying Fund's assets may be subject to these risks.

Private-Issuer Securities. Certain Underlying Funds may invest primarily in debt securities issued by private issuers that do not offer any credit backing of the
U.S. government. These may include multi-class debt or pass-through certificates secured  by  mortgage  loans.  They may be issued by banks,  savings  and loans, mortgage bankers or special trusts. Certain Underlying Funds can buy other types of asset-backed securities collateralized by loans, other assets or receivables.
Private issuer  securities are subject to the credit risks of the issuer.  There is the risk that the issuer may not make  timely  payment of  interest  or repay principal  when due,  although in some cases those  payment  obligations  may be supported by  insurance  or  guarantees.  Certain  Underlying  Funds limit their investments in private issuer securities to "investment-grade" securities, which are rated  within  the four  highest  rating  categories  by  Moody's  Investors
Service, Inc. or Standard & Poor's Rating Service and to unrated securities that the Manager  deems  comparable  to rated  securities  in those  categories.  The
Underlying Funds are not automatically  required to dispose of a security if its rating  falls after the  Underlying  Fund buys it.  However,  the  Manager  will evaluate  those  securities to determine  whether to keep them in the Underlying
Fund's portfolio.

Participation  Interest  in  Loans.  Certain  Underlying  Funds  may  invest  in obligations that represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are  members of the loan  syndicate.  The loans may be to foreign or
U.S. companies. Loans are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay  principal,  an Underlying Fund may lose money on its investment.  No Underlying Fund will invest more than 5% of its net assets in loan interests of any one borrower.

Asset-Backed   Securities.   Certain   Underlying  Funds  can  buy  asset-backed
securities,   which  are  fractional   interests  in  pools  of  loans  and  are
collateralized  by the loans,  other assets or  receivables.  They are typically issued by trusts and special purpose  corporations that pass the income from the underlying pool to the purchasers.  These  securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, and to interest rate and prepayment risks.

"Structured"  Notes.  Some of the Underlying Funds may buy  "structured"  notes, which are  specially-designed  to  replicate  the  value of an index  (such as a currency or securities index) or a commodity. The terms of the instrument may be negotiated, or "structured," by the purchaser and the borrower issuing the note.

The values of these  notes will fall or rise in  response  to the changes in the value of the  underlying  security  or index.  The  value of these  notes may be affected  by events  pertaining  to the credit of the  borrower,  referred to as
"counter-party"  risks.  The values of these notes are also  subject to interest rate risks and therefore some of the Underlying Funds could receive more or less than they  originally  invested when a note matures,  or they might receive less interest than the stated coupon  payment if the  underlying  investment or index does not perform as anticipated.  The prices of these notes may be very volatile and  they  may  have a  limited  trading  market,  making  it  difficult  for an
Underlying Fund to value them or sell them at an acceptable price.

Zero-Coupon and "Stripped" Securities.  Some of the debt securities that certain of the Underlying  Funds may buy are zero-coupon  bonds that pay no interest and are issued at a substantial  discount from their face value.  They may be issued by the  U.S.  government  or  private  issuers.  "Stripped"  securities  are the separate  income or  principal  components  of a debt  security.  Some  mortgage related  securities  may be  stripped,  with each  component  having a different proportion  of principal or interest  payments.  One class might receive all the interest  and the other all the  principal  payments.  The  securities  that are entitled to only the principal  payments may be sold at a  substantial  discount from the market value of the initial mortgage related security.

Zero-coupon  and stripped  securities are  particularly  sensitive to changes in interest rates and may be subject to greater price  fluctuations  as a result of interest rate changes than interest-bearing  securities.  Some of the Underlying
Funds may have to pay out the imputed income on zero-coupon  securities  without
receiving  the  actual  cash   currently.   The  value  of   interest-only   and
principal-only securities mortgage related securities are also very sensitive to changes in prepayments of the underlying  mortgages.  The market for zero-coupon and stripped  securities may be limited,  making it difficult for the Underlying
Fund to sell its holdings at an acceptable price.

Risks  of  Non-Diversification.   Two  of  the  Underlying  Funds,   Oppenheimer
International  Bond Fund and Oppenheimer Real Estate Fund are  "non-diversified"
under the Investment Company Act. Accordingly,  these funds can invest a greater portion of their assets in the securities of a single issuer than  "diversified"
funds.  To the extent that these funds invest a relatively  high  percentage  of their  assets  in the  securities  of a single  issuer  or a  limited  number of issuers,  these funds are subject to additional risk of loss if those securities lose market value.

DERIVATIVE INVESTMENTS. Each of the Underlying Funds may use derivatives to seek increased  returns  or to try to  hedge  investment  and  interest  rate  risks.
Oppenheimer  International Growth Fund can invest up to 25% of its net assets in
derivatives.   Other  Underlying  Funds  have  no  stated  limit  on  derivative investments, but will comply with all applicable laws and regulations.  There is no target range for indirect investment in derivatives at the Fund level.

In general terms,  a derivative  investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate, index,  commodity
or  currency.   Options,   futures,   interest  rate  swaps,  structured  notes,
mortgage-related  securities  and forward  contracts are examples of derivatives that some of the Underlying Funds could use.

If the issuer of the derivative  does not pay the amount due, an Underlying Fund may lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself,  might not perform the way the Manager expected it to perform.  If that happens,  an Underlying  Fund's share  price  could fall and it may realize  less  income  than  expected.  Some derivatives  may be illiquid,  making it difficult to value them or sell them at an  acceptable  price.  Using  derivatives  can  increase the  volatility  of an
Underlying Fund's share price.

Futures and Options.  Certain Underlying Funds use futures contracts and put and call options to attempt to increase investment return, and to manage exposure to changing interest rates, commodity prices, securities prices, and other economic variables. Futures and options may be considered derivative investments.

Certain  Underlying  Funds can purchase and sell  commodity  futures  contracts, forward  contracts,  options on futures  contracts  and  options  and futures on commodity indices. Certain Underlying Funds can also buy and sell other types of futures contracts and options relating to them.

Buying and  Selling  Put and Call  Options.  A call  option  gives the buyer the right,  but not the obligation,  to purchase an underlying  asset at a specified price. A put option gives the buyer the right,  but not the obligation,  to sell an  underlying  asset  at a  specified  price.  Selling  a put or a call  option obligates  the  seller  to  respectively  buy or sell an  underlying  asset at a specified price if the option is exercised. Certain Underlying Funds may buy and sell exchange-traded and over-the-counter options.

Certain  Underlying  Funds may sell ("write")  calls if they are "covered." That means the Underlying  Fund already owns the  securities  that are subject to the call. For other calls, an Underlying Fund must segregate  liquid assets to cover its potential  obligation under the call. For certain Underlying Funds, there is no limit on the amount of its total  assets  that may be  subject  to  "covered"
calls.  Certain  Underlying Funds may also sell puts. In doing so, an Underlying
Fund must  segregate  liquid assets to cover its  obligations  under the put. No more than 50% of any Underlying  Fund's total assets may be subject to puts that it sells.

Futures Contracts.  A commodity futures contract obligates the seller to deliver at a specified date a specified quantity of a commodity at a specified price. In practice, only a very small percentage of all futures contracts result in actual delivery of the underlying commodity.  At the maturity of a futures contract, an
Underlying Fund may either accept or make delivery of the asset specified in the contract,  or at or prior to maturity enter into a closing transaction involving the  purchase  or sale of an  offsetting  contract.  Closing  transactions  with respect to futures contracts are effected on a commodities  exchange; a clearing corporation  associated with the exchange assumes responsibility for closing out such contracts.

Forward  Contracts.  Certain Underlying Funds may invest in forward contracts to buy or sell foreign currency for future delivery at a fixed price. An Underlying
Fund may use  them to try to  "lock  in" the  U.S.  dollar  price of a  security denominated  in a foreign  currency  that the  Underlying  Fund has purchased or sold, or to protect  against  possible losses from changes in the relative value of the U.S. dollar and a foreign currency. Certain Underlying Funds may also use
"cross  hedging," a technique that seeks to hedge against  changes in currencies other than the currency in which a security is  denominated.  The use of forward contracts may reduce the gain on an investment that would otherwise  result from a change in the relationship between the U.S. dollar and the foreign currency in which the  investment is  denominated  or may not fully offset a loss  resulting from the change in the relative value.

Swap Transactions. Swap transactions are privately negotiated agreements between an Underlying  Fund and a counterparty to exchange or swap investment cash flows or assets at  specified  intervals  in the future.  The  obligations  may extend beyond one year.

There is no central exchange or market for swap  transactions and therefore they are less liquid investments than exchange-traded  instruments.  If an Underlying
Fund were to sell a swap it owned to a third party,  the  Underlying  Fund would still remain primarily  liable on the obligations  underlying the swap contract.
Additionally,  the  Underlying  Fund would  bear the risk that the  counterparty might default under a swap agreement.

Certain  Underlying Funds may enter into credit default swaps, both (i) directly and (ii) indirectly in the form of a swap embedded within a structured  security to protect  against the risk that a debt security  will  default.  An Underlying
Fund pays a fee to enter into the trade and receives a fixed payment  during the life of the swap. If there is a credit event (for example, the security fails to timely pay  interest or  principal),  the  Underlying  Fund either  delivers the defaulted  bond (if the  Underlying  Fund has taken the  short  position  in the credit default swap,  also known as "buying credit  protection") or pays the par amount of the defaulted bond (if the Underlying Fund had taken the long position in the credit default swap, also know as "selling credit protection").  Risks of credit  default swaps include the cost of paying for credit  protection if there are no credit events,  and adverse pricing when purchasing  bonds to satisfy its delivery  obligation where the Underlying Fund took a short position in the swap and there has been a credit event.

Certain  Underlying  Funds can engage in total return swaps. A total return swap gives an Underlying  Fund the right to receive the  appreciation  in value of an asset  in  return  for  paying  a fee to the  counterparty.  The fee paid by the
Underlying  Fund will typically be determined by  multiplying  the face value of the swap  agreement by an  agreed-upon  interest  rate. If the asset declines in value over the term of the swap, the  Underlying  Fund would also be required to pay the dollar value of the that decline to the counterparty.

The applicable  Underlying Funds intend to invest in swap  transactions  only if they are excluded from regulation by the Commodity  Futures  Trading  Commission under the Commodity Exchange Act and the rules thereunder.

Commodity-Linked  "Structured"  Hybrid Securities.  One of the Underlying Funds,
Oppenheimer  Commodity Strategy Total Return Fund,  invests in  commodity-linked
"structured"  securities to gain  exposure to  commodities  markets.  Structured securities are hybrid  instruments  typically issued by banks,  brokerage firms, insurance  companies  and  other  corporations.  They  are  considered  "hybrid"
instruments   because   they  have   both   commodity-like   and   security-like
characteristics.  In general,  hybrid  instruments have  characteristics of debt
securities  and  either  commodity   futures   contracts  or  commodity  options
contracts,   or  a  combination  of  both.  Structured  hybrid  instruments  are derivatives  because at least part of their  value is derived  from the value of the underlying commodity,  commodity index or other economic variable. The value of a hybrid  instrument  typically is based on the price movements of a physical commodity  (such  as  heating  oil,  livestock,  or  agricultural  products),  a commodity futures contract,  a commodity index, or some other readily measurable variable that reflects  changes in the value of  particular  commodities  or the commodities markets.  The securities are referred to as "structured"  securities because the purchaser can negotiate with the issuer to obtain specific terms and features that are tailored to the purchaser's investment needs.

Because  the  performance  of  structured  hybrid  instruments  is linked to the performance  of an  underlying  commodity,  commodity  index or  other  economic variable,  those  investments  are subject to "market risks" with respect to the movements  of the  commodity  markets and may be subject to certain  other risks that do not affect  traditional  equity  and debt  securities.  If the  interest payment on a hybrid instrument is linked to the value of a particular commodity, commodity index or other economic  variable and the underlying  investment loses value,  the  purchaser  might  not  receive  the  anticipated  interest  on  its investment.  If the  amount of  principal  to be repaid on a  structured  hybrid instrument is linked to the value of a particular commodity,  commodity index or other economic variable, the purchaser might not receive all of the principal at maturity of the investment.

The value of the structured hybrid  instruments  Oppenheimer  Commodity Strategy
Total  Return Fund buys may  fluctuate  significantly  because the values of the underlying  investments  to  which  they are  linked  are  themselves  extremely volatile.  The  risk of loss  associated  with a  particular  instrument  may be significantly  higher  than 50% of the  value  of the  investment  at any  time.
Additionally,  the particular terms of a structured hybrid instrument may create economic  leverage  by  requiring  payments  that are a  multiple  of the  price increase or decrease of the  underlying  commodity,  commodity  index,  or other economic  variable.  Economic  leverage  may  increase  the  volatility  of  the structured hybrid  instruments  because they would increase or decrease in value more quickly than the underlying  commodity,  commodity  index or other economic variable.  A liquid  secondary  market may not exist for the  structured  hybrid instruments  Oppenheimer  Commodity  Strategy Total Return Fund buys,  which may make  it  difficult  to sell  such  instruments  at an  acceptable  price  or to accurately value them.

Risks of  Leverage.  Certain  derivatives  that  some  Underlying  Funds may buy involve a degree of leverage.  Economic leverage occurs when an investor has the right to a return on an  investment  that  exceeds the return that the  investor would be expected to receive based on the amount  contributed to the investment.
Economically  leveraged investments can increase the gain or the loss associated with changes in the value of an underlying  economic variable.  Underlying Funds have limits on the leverage ratio of each  investment they can buy as well as on their overall portfolio.

Repurchase  Agreements.  Certain  Underlying  Funds  can enter  into  repurchase agreements for investment  purposes.  They also may be used for cash  management purposes or in swap transactions for liquidity. In a repurchase transaction,  an
Underlying  Fund buys a security and  simultaneously  sells it to the seller for delivery at a future date.  Repurchase  agreements must be fully collateralized.
However,  if the seller fails to pay the resale price on the delivery  date, the
Underlying  Fund  may  incur  costs  in  disposing  of the  collateral  and  may experience  losses if there is any delay in its ability to do so. If the default on the  part of the  seller  is due to its  bankruptcy,  the  Underlying  Fund's ability to liquidate the collateral may be delayed or limited.

Investments By "Funds of Funds." Class Y shares of certain  Underlying Funds may also be offered as an investment to other  Oppenheimer  funds that act as "funds of funds." The Boards of  Directors or Trustees of those  Underlying  Funds have approved making each Underlying  Fund's shares available as an investment to the
Funds and to such other funds of funds, which may invest significant portions of their assets in shares of the Underlying Funds, as described in their respective
prospectuses.   The  Funds  and  other  funds  of  funds,   individually  and/or
collectively, may own significant amounts of those Underlying Fund's shares from time to time.  Funds of funds typically use asset  allocation  strategies  under which  they may  increase  or  reduce  the  amount  of their  investment  in the
Underlying  Fund  frequently,  which may occur on a daily basis  under  volatile market conditions.  Depending on a number of factors,  such as the flows of cash into and from an Underlying  Fund as a result of the activity of other investors
and  the  Underlying  Fund's   then-current   liquidity,   those  purchases  and
redemptions of an Underlying  Fund's shares by the Funds and/or such other funds of funds  could  require  the  Underlying  Fund to  purchase  or sell  portfolio
securities,   increasing  its   transaction   costs  and  possibly   reduce  its
performance,  if the size of those  purchases and redemptions  were  significant relative to the size of the Underlying Fund.

Industry And Sector Focus. At times,  some of the Underlying  Funds may increase the relative  emphasis of their investments in a particular  industry,  group of industries or sector.  Securities of issuers in a particular  industry or sector might be affected by changes in economic  conditions or by changes in government regulations,  availability of basic resources or supplies,  or other events that affect that  industry or sector more than others.  If an  Underlying  Fund has a greater  emphasis on investments in a particular  industry or sector,  its share value may fluctuate in response to events affecting that industry or sector to a greater extent than the share value of funds without such an emphasis.

OTHER INVESTMENT STRATEGIES. To seek their objectives,  the Underlying Funds may also use certain of the investment  techniques and strategies  described  below.
The  Manager of an  Underlying  Fund might not always use all of the  strategies described below. These investments and techniques have their own risks, although some are designed to help reduce overall investment or market risks.

Illiquid and Restricted  Securities.  Investments  of an Underlying  Fund may be
illiquid if they do not have an active  trading  market,  making it difficult to value them or sell them promptly at an acceptable price.  Restricted  securities may have  terms  that  limit  their  resale to other  investors  or may  require registration under applicable  securities laws before they may be sold publicly.
Of the  Underlying  Funds that can invest in illiquid or restricted  securities, none of them will invest more than 15% of net assets in such securities. Certain restricted  securities  that are eligible for resale to qualified  institutional purchasers  may not be subject to that limit.  The Manager  monitors  Underlying
Funds' holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Loans of Portfolio Securities.  Some of the Underlying Funds have entered into a
Securities   Lending  Agreement  with  JPMorgan  Chase.  Under  that  agreement, securities  in the  portfolio  of an  Underlying  Fund may be loaned to brokers, dealers and other  financial  institutions.  The  Securities  Lending  Agreement provides  that loans must be adequately  collateralized  and may be made only in conformity with the Underlying Fund's Securities Lending Guidelines,  adopted by its Board of Directors or Trustees.  The value of the securities  loaned may not exceed 25% of the value of the Underlying Fund's net assets.

Purchases  & Sales by  Other  Funds.  An  Underlying  Fund  may have  investment policies similar to those of another  Underlying Fund and/or other funds advised by the  Manager.  If one of those other funds  purchases  or sells a  particular security at the same time that the Underlying  Fund is purchasing or selling it, such  purchases or sales could affect the supply or price of the  security.  The simultaneous  purchase  of a  security  by one  Underlying  Fund and its sale by another  Underlying Fund could also increase the trading costs borne  indirectly by the Funds.

Additional information about each Underlying Fund is contained in its prospectus and Statement of Additional Information.  To obtain a prospectus or Statement of
Additional Information of any of the Underlying Funds, simply call the toll-free number  on the  back  cover  of  this  prospectus.  Those  documents  and  other information  about the Underlying  Funds may also be viewed or downloaded on the
Manager's website at www.oppenheimerfunds.com.

Measurement  of  Investment  Restrictions.  Investment  restrictions,  such as a required  minimum or maximum  investment in a particular  type of security,  are measured at the time each Fund purchases a security.  The status,  market value, maturity,  credit quality, or other characteristics of each Fund's or Underlying
Fund's  securities may change after they are  purchased,  and this may cause the amount of each Fund's or Underlying Fund's assets invested in such securities to exceed  the  stated  maximum  restriction  or  fall  below  the  stated  minimum restriction.  If this  occurs,  it would not be  considered  a violation  of the investment restriction.

Money Market Instruments. To seek current income while preserving liquidity, the
Funds  and  some of the  Underlying  Funds  can also  invest  in  "money  market instruments,"  which  are  short-term,  high-quality,  dollar-denominated  money
market  instruments  issued  by  the  U.S.  government,   domestic  and  foreign
corporations and financial institutions,  and other entities. These include U.S.
government securities, high-quality corporate debt securities having a remaining
maturity  of  one  year  or  less,  bankers'   acceptances,   commercial  paper,
certificates of deposit,  repurchase agreements,  and other short-term corporate debt obligations. While money market instruments generally have lower risks than other fixed income securities, they may also offer lower returns.

Investments  in  Institutional  Money Market Fund.  The Funds and the Underlying
Funds can invest their free cash  balances in the Class E shares of  Oppenheimer
Institutional Money Market Fund, to provide liquidity or for defensive purposes.
The Funds and the  Underlying  Funds invest in Oppenheimer  Institutional  Money
Market Fund rather than purchasing individual  short-term  investments to try to
seek  a  higher  yield  than  they  could  obtain  on  their  own.   Oppenheimer
Institutional Money Market Fund is a registered  open-end management  investment company,  regulated as a money market fund under the Investment  Company Act and is part of the  Oppenheimer  Family of Funds.  It  invests in a variety of money
market  instruments  issued  by  the  U.S.  government,   domestic  and  foreign
corporations,   other  financial   institutions,   and  other  entities.   Those
investments may have a higher rate of return than the investments  that would be available  to the  Funds or the  Underlying  Funds  directly.  At the time of an investment,  the  Manager  cannot  predict  what the  yield  of the  Oppenheimer
Institutional  Money  Market  Fund  will  be  because  of the  wide  variety  of instruments  that fund holds in its portfolio.  The return on those  investments may, in some cases,  be lower than the return that would have been  derived from other types of investments that would provide  liquidity.  As shareholders,  the
Funds and the Underlying  Funds will be subject to their  proportional  share of the expenses of  Oppenheimer  Institutional  Money Market Fund's Class E shares, including  its advisory  fee.  However,  the Manager will waive a portion of the
Underlying  Funds'  advisory fees equal to the Oppenheimer  Institutional  Money
Market Fund's advisory fees attributable to those funds' investments.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Funds and  certain of the  Underlying  Funds may invest up to 100% of their  assets in investments  that may be  inconsistent  with  Funds'  or the  Underlying  Funds'
principal investment  strategies.  Generally the Funds or Underlying Funds would invest in shares of Oppenheimer  Institutional  Money Market Fund or in types of money  market  instruments  described  above or in  short-term  U.S.  government securities.  The Funds or an  Underlying  Fund might  also hold  these  types of securities as interim  investments  pending the  investment of proceeds from the sale  of  Fund  shares  or the  sale of  Fund  portfolio  securities  or to meet anticipated  redemption  of  Fund  shares.  To the  extent  that  a  Fund  or an
Underlying Fund invests defensively in these securities it might not achieve its investment objective.

Portfolio  Turnover.  A  change  in the  securities  held by a Fund is  known as
"portfolio  turnover." It is not  anticipated  that any of the Funds will have a portfolio  turnover rate of over 100%.  An Underlying  Fund may engage in active and frequent trading to try to achieve its objectives,  however,  and may have a high  portfolio  turnover (for example,  over 100%).  If a Fund or an Underlying
Fund realizes  capital gains when it sells  investments,  it must  generally pay those  gains  out  to  shareholders,  increasing  their  taxable  distributions.
Increased portfolio turnover creates higher brokerage and transaction costs (and may reduce  performance).  However,  most of the Funds'  portfolio  transactions involve trades in the Underlying Funds that do not entail brokerage commissions.

PORTFOLIO  HOLDINGS.  Each Fund's portfolio holdings are included in semi-annual and annual reports that are  distributed to  shareholders of the Funds within 60 days after the close of the period for which  such  report is being  made.  Each
Fund also  discloses its portfolio  holdings in its Statements of Investments on
Form N-Q, which are filed with the  Securities and Exchange  Commission no later than 60 days  after the close of its first  and  third  fiscal  quarters.  These
required  filings  are  publicly   available  at  the  Securities  and  Exchange
Commission and on its EDGAR filing website. Therefore, portfolio holdings of the
Funds are made publicly  available no later than 60 days after the close of each of the Funds' fiscal  quarters.  The same policies apply to the holdings of each of the Underlying Funds.

A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure  of the  Funds'  portfolio  securities  is  available  in the  Funds'
Statement of Additional Information.

How the Funds are Managed

THE  MANAGER.  The  Manager  chooses  each  Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by each Fund's  Board of  Trustees,  under an  investment  advisory agreement that states the Manager's  responsibilities with respect to that Fund.
The  advisory   agreement   also   describes   the   expenses   that  each  Fund
is responsible for Class C paying to conduct its business.

     The Manager has been an investment  adviser since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $240 billion in assets as of March 31, 2008,  including other Oppenheimer funds with more than 6 million  shareholder  accounts.  The  Manager is located at Two World  Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees.  Under the investment  advisory  agreement,  the Manager will not charge a management fee to the Funds,  however the Manager will collect indirect
management  fees   investments  in  the  Underlying  Funds  and  in  Oppenheimer
Institutional  Money Market Fund. As of February 29, 2008, the weighted indirect management fees of Oppenheimer Transition 2010 Fund, Oppenheimer Transition 2015
Fund,  Oppenheimer Transition 2020 Fund and Oppenheimer Transition 2030 Fund, as
a percent of average daily net assets were as follows:

                           Class N  Class Y
----------------------------------------------------------------------
----------------------------------------------------------------------
Transition 2010 Fund        0.54%    0.54%    0.54%    0.54%   0.54%
----------------------------------------------------------------------
----------------------------------------------------------------------

Transition 2015 Fund        0.56%    0.56%    0.56%    0.56%   0.56%

----------------------------------------------------------------------
----------------------------------------------------------------------
Transition 2020 Fund        0.57%    0.57%    0.57%    0.57%   0.57%
----------------------------------------------------------------------
----------------------------------------------------------------------

Transition 2030 Fund        0.59%    0.59%    0.59%    0.59%   0.59%

----------------------------------------------------------------------

                          --------------------------------------------

                           Class A  Class B  Class C  Class N Class Y

The estimated  indirect  management  fees of Oppenheimer  Transition  2025 Fund,
Oppenheimer  Transition  2040 Fund and  Oppenheimer  Transition  2050 Fund, as a
percent of their average daily net assets are as follows:

----------------------------------------------------------------------
----------------------------------------------------------------------

Transition 2025 Fund        0.65%    0.65%    0.65%    0.65%   0.65%

----------------------------------------------------------------------
----------------------------------------------------------------------

Transition 2040 Fund        0.67%    0.67%    0.67%    0.67%   0.67%

----------------------------------------------------------------------
----------------------------------------------------------------------

Transition 2050 Fund        0.68%    0.68%    0.68%    0.68%   0.68%

----------------------------------------------------------------------

      The Manager has voluntarily agreed to waive fees and/or reimburse each
Fund for certain expenses so that the Total Annual Operating Expenses, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), will not exceed 1.50% for Class A, 2.25% for Class B and Class C, 1.75% for
Class N and 1.25% for Class Y shares.

The  limitations  will be applied after giving effect to  reimbursements  by the
Distributor  of 12b-1 fees paid by a Fund with respect to investments in Class A shares of any  Underlying  Funds that do not offer  Class Y shares.  The expense limitations  do not  include  extraordinary  expenses  and  other  expenses  not incurred  in the  ordinary  course  of a Fund's  business.  The  Manager  is not required to waive or reimburse Fund expenses in excess of the amount of indirect management  fees  earned  from  investments  in  the  Underlying  Funds  and  in
Oppenheimer Institutional Money Market Fund.

A  discussion  regarding  the  basis  for the  Board of  Trustees'  approval  of
Oppenheimer  Transition 2010 Fund, Oppenheimer Transition 2015 Fund, Oppenheimer
Transition  2020 Fund and Oppenheimer  Transition 2030 Fund investment  advisory contracts are available in the Annual Report to the  shareholders for the period ended February 29, 2008.

     Portfolio  Managers.  The  Funds  are  managed  by  a  team  of  investment professionals including Rudi W. Schadt, Jerry A. Webman,

Kurt  Wolfgruber,  Christopher  Leavy,  and  Alex  Kurinets  who  are  primarily responsible for the day-to-day management of the Funds' investments.

     Dr.  Schadt  has been a Vice  President  of the  Funds  and a member of the
Funds'  portfolio  management  team since  their  inception.  He has been a Vice
President and Director of Equity  Analytics and Risk in Product  Design and Risk
Management of the Manager since  February  2002.  Dr. Schadt is also a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

     Dr.  Webman  has been a Vice  President  of the  Funds  and a member of the
Funds'  portfolio  management  team  since  their  inception.  He has been Chief
Economist of the Manager since May 2006; Senior Investment  Officer and Director of the Manager's Fixed Income Investments since 1999, a Senior Vice President of the Manager since February 1996 and a Senior Investment  Officer and Director of
the Manager's Fixed Income  Investments  since 1997 and Senior Vice President of
HarbourView  Asset  Management  Corporation  since  May  1999.  Dr.  Webman is a portfolio  manager and an officer of other  portfolios  in the  OppenheimerFunds complex.

     Mr.  Wolfgruber  has been a Vice President of the Funds and a member of the
Funds' portfolio management team since their inception. He has been an Executive
Vice President of the Manager since March 2003 and Chief Investment  Officer and
Director of the Manager  since July 2003.  He has been  Director of  HarbourView
Asset Management Corporation and OFI Institutional Asset Management,  Inc. since
June 2003 and of Tremont  Capital  Management,  Inc.  since  October  2001.  Mr.
Wolfgruber is also a portfolio manager and an officer of other portfolios in the
OppenheimerFunds complex.

     Mr. Leavy has been a Vice President of the Funds and a member of the Funds'
portfolio  management  team since  November 2007. Mr. Leavy has been Director of
Equities  since  January  2007 and Senior Vice  President  of the Manager  since
September  2000. He was Head of the Value Equity  Investment Team of the Manager
until  February  2007.  He is also a  portfolio  manager and an officer of other portfolios in the OppenheimerFunds complex.

     Mr.  Kurinets  has been a member of the Funds'  portfolio  management  team since November 2007. Mr. Kurinets has been an Internal  Research Analyst for the
Manager's  Equity Risk Management Team since 2002.  Prior to joining the Manager
Mr. Kurinets was an Equity Trading Analyst at Schonfeld  Securities from 2000 to
2002.

     The Statement of Additional  Information  provides  additional  information about the portfolio managers' compensation, other accounts they manage and their ownership of each Fund's shares.

     Information  about  the  portfolio  managers  of the  Underlying  Funds  is available in the Portfolio  Manager  section of the  respective  prospectus  and
Statement of Additional Information of each Underlying Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares  several ways, as described  below.  The Funds'  Distributor,
OppenheimerFunds  Distributor,  Inc.,  may  appoint  servicing  agents to accept purchase (and redemption) orders. The Distributor,  in its sole discretion,  may reject any purchase order for a Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a selling agreement with the Distributor. Your dealer will place your order with the  Distributor  on your behalf.  A broker or dealer may charge a processing  fee for that service.  Your account  information will be shared with the dealer you designate as the dealer of record.

Buying Shares Through the Distributor.  Complete an OppenheimerFunds new account application and return it with a check payable to "OppenheimerFunds Distributor,
Inc." Mail it to P.O. Box 5270,  Denver,  Colorado  80217.  If you do not list a dealer on the  application,  Class A shares are your only purchase  option.  The
Distributor  will act as your  agent  in  buying  Class A  shares.  However,  we recommend that you discuss your investment  with a financial  adviser before you make a purchase to be sure that the Fund is appropriate  for you. Class B, Class
C or Class N shares may not be  purchased by a new  investor  directly  from the
Distributor without the investor  designating another registered  broker-dealer.
If a current  investor  no longer  has  another  broker-dealer  of record for an existing Class B, Class C or Class N account,  the Distributor is  automatically designated as the broker-dealer of record,  but solely for the purpose of acting as the investor's agent to purchase the shares.

o    Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal  Funds wire.  The minimum  wire  purchase is $2,500.
     Before  sending  a  wire,  call  the   Distributor's   Wire  Department  at
     1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

o    Buying Shares Through OppenheimerFunds  AccountLink.  With AccountLink, you
     can pay for shares by electronic  funds  transfers  from your bank account.
     Shares are purchased for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system. You can provide share  purchase  instructions  automatically,  under an Asset Builder Plan, described  below,  or  by  telephone  instructions  using  OppenheimerFunds
     PhoneLink,  also described below. Please refer to "AccountLink,"  below for more details.

o    Buying Shares Through an Asset Builder Plan. You may purchase shares of the
     Funds  automatically  from  your  account  at a  bank  or  other  financial institution  under an Asset Builder Plan with  AccountLink.  Details are in the Asset Builder application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST?

In most cases, you can buy shares of the Funds with a minimum initial investment of $1,000  and make  additional  investments  at any time with as little as $50.
There are reduced minimums  available,  under the following  special  investment plans:

o    If you  establish  one of the many types of  retirement  plan accounts that
     OppenheimerFunds offers, more fully described below under "Special Investor
     Services," you can start your account with as little as $500.

o    By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of Additional  Information),  or a government allotment plan, you can make an  initial  investment  for as  little as $500.  The  minimum subsequent  investment is $50, except for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

o    A minimum initial  investment of $250 applies to certain fee based programs that  have an  agreement  with  the  Distributor.  The  minimum  subsequent investment for those programs is $50. o The minimum investment  requirement does not apply to reinvesting  dividends  from a Fund or other  Oppenheimer funds (a list of them appears in the Statement of  Additional  Information, or you can ask your  dealer or call the  Transfer  Agent),  or  reinvesting distributions  from unit investment trusts that have made arrangements with the Distributor.

o    The minimum purchase amounts listed do not apply to omnibus accounts.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share plus any initial  sales charge that  applies.  The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado,  or after any agent  appointed by the
Distributor receives the order. Your financial adviser can provide you with more information  regarding the time you must submit your purchase  order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value.  Each Fund  calculates the net asset value of each class of its shares based upon the net asset value per share of the  applicable  class of the
Underlying Funds as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open  for  trading  (referred  to in this  prospectus  as a
"regular  business day").  The NYSE normally closes at 4:00 p.m.,  Eastern time, but may close earlier on some days.  All  references to time in this  prospectus are to "Eastern time."

For each Underlying Fund, the net asset value per share for a class of shares on a "regular  business day" is determined by dividing the value of the  Underlying
Fund's  net  assets  attributable  to that class by the number of shares of that class  outstanding  on that day. To determine net asset values,  the  Underlying
Fund assets are valued primarily on the basis of current market  quotations.  If market  quotations are not readily  available or do not  accurately  reflect the fair value for a security (in the Manager's  judgment) or if a security's  value has been materially  affected by events occurring after the close of the NYSE or market on which the security is principally  traded, that security may be valued by  another  method  that the  Underlying  Fund's  Board  of  Trustees/Directors believes  accurately  reflects the fair value.  Because some foreign  securities trade in markets and on exchanges  that  operate on weekends and U.S.  holidays, the values of some of the Underlying Fund's foreign investments,  and may change on days when investors cannot buy or redeem the Underlying Fund's shares.

The Boards of  Trustees/Directors  have  adopted  valuation  procedures  for the
Underlying Funds and have delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation  Committee.  Fair value determinations by  the  Manager  are  subject  to  review,  approval  and  ratification  by the applicable  Board at its next  scheduled  meeting  after the fair  valuation  is determined.  In determining  whether current market prices are readily available and reliable,  the Manager  monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes,  in good faith,  will affect the market prices of the securities of issuers held by the Underlying Fund. Those may include events affecting specific issuers (for  example,  a halt in trading of the  securities  of an issuer on an exchange  during the trading day) or events  affecting a securities  market (for example,  a  foreign  securities  market  closes  early  because  of  a  natural disaster).  The  Underlying  Funds use fair value pricing  procedures to reflect what the  Manager  and the Board  believe  to be more  accurate  values  for the
Underlying Funds' portfolio securities,  although they may not always be able to accurately  determine such values. There can be no assurance that the Underlying
Fund could  obtain the fair value  assigned to a security if it were to sell the security at the same time at which the Underlying  Fund determines its net asset value per share. In addition the discussion of "time-zone  arbitrage"  describes effects  that the  Underlying  Funds' fair value  pricing  policy is intended to counteract.

If,  after the close of the  principal  market  on which a  security  held by an
Underlying Fund is traded and before the time as of which the Underlying  Fund's net asset  values are  calculated  that day,  an event  occurs  that the Manager learns of and  believes in the  exercise of its  judgment  will cause a material change in the value of that  security  from the closing price of the security on the  principal  market  on which it is  traded,  the  Manager  will use its best judgment to determine a fair value for that security.

The  Manager  believes  that  foreign  securities  values  may  be  affected  by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

The  Offering  Price.  To receive the offering  price for a particular  day, the
Distributor or its designated  agent must receive your order,  in proper form as described  in this  prospectus,  by the time the NYSE  closes  that day. If your order is received  on a day when the NYSE is closed or after it has closed,  the order will receive the next offering  price that is determined  after your order is received.

Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive  the  order  by the  close of the NYSE  for you to  receive  that  day's offering  price.  If your order is  received on a day when the NYSE is closed or after it is  closed,  the order will  receive  the next  offering  price that is determined.

-------------------------
WHAT  CLASSES  OF SHARES DO THE FUNDS  OFFER?  The Funds  offer  investors  five
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
-------------------------

Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on investments up to $1 million for regular  accounts or lesser amounts for certain retirement  plans).  The amount of that sales charge will vary  depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A
Shares?" below.

-------------------------

Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares  within 6 years of buying them,  you will  normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares,  as described in "How Can You Buy Class B Shares?"
below.

-------------------------

Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares within 12 months of buying them,  you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?"
below.

Class N  Shares.  If you buy  Class N shares  (available  only  through  certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the  retirement  plan's  first  purchase  of  Class N  shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
N Shares?" below.

-------------------------

Class Y  Shares.  Class Y  shares  are  offered  only to  certain  institutional investors that have a special  agreement with the  Distributor and to present or former officers,  directors,  trustees and employees (and their immediate family members) of the Funds, the Manager and its affiliates.

-------------------------

WHICH  CLASS OF SHARES  SHOULD YOU  CHOOSE?  Once you  decide  that a Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your  goals  and  objectives change  over  time  and you  plan to  purchase  additional  shares,  you  should re-evaluate those factors to see if you should consider another class of shares.
Each  Fund's  operating  costs that apply to a class of shares and the effect of the  different  types  of  sales  charges  on your  investment  will  vary  your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial adviser before making that choice.

How  Long Do You Expect to Hold Your  Investment?  While future  financial needs cannot be  predicted  with  certainty,  knowing how long you expect to hold your  investment  will assist you in  selecting  the  appropriate  class of shares.  Because of the effect of  class-based  expenses,  your choice will also depend on how much you plan to invest. For example,  the reduced sales charges  available  for larger  purchases of Class A shares may, over time, offset  the effect of paying an initial  sales  charge on your  investment, compared to the effect over time of higher  class-based  expenses on shares of Class  B,  Class C or Class N. For  retirement  plans  that  qualify  to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares

o    Investing for the Shorter Term. While the Funds are meant to be a long-term investment,  if you have a relatively  short-term  investment horizon (that is, you plan to hold your shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.
     That is  because  of the effect of the Class B  contingent  deferred  sales charge if you redeem within six years, as well as the effect of the Class B asset-based  sales  charge on the  investment  return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments  of less than  $100,000),  because  there is no  initial  sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment  horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based  sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge available for larger purchases of Class A shares.

     If you invest $1 million or more,  in most cases Class A shares will be the most  advantageous  choice,  no  matter  how long you  intend  to hold your shares.  The  Distributor  normally will not accept purchase orders of more than  $100,000  of Class B shares or $1  million  or more of Class C shares
     from  a  single  investor.   Dealers  or  other  financial   intermediaries
     purchasing  shares for their customers in omnibus  accounts are responsible for compliance with those limits.

o    Investing for the Longer Term. If you are investing  less than $100,000 for the  longer-term,  for  example for  retirement,  and do not expect to need access  to your  money  for  seven  years  or more,  Class B shares  may be appropriate.

Are  There  Differences  in Account  Features  That Matter to You?  Some account features may not be available to Class B, Class C and Class N shareholders.
     Other  features  may  not  be  advisable  (because  of  the  effect  of the contingent  deferred  sales  charge)  for  Class  B,  Class  C and  Class N shareholders.  Therefore,  you should  carefully review how you plan to use your investment account before deciding which class of shares to buy.

     Additionally,  the  dividends  payable  to  Class  B,  Class C and  Class N shareholders  will be reduced  by the  additional  expenses  borne by those classes that are not borne by Class A or Class Y shares,  such as the Class
     B, Class C and Class N asset-based  sales charge described below and in the
     Statement of Additional Information.

How  Do Share Classes Affect  Payments to Your Broker?  A financial  adviser may receive  different  compensation  for  selling one class of shares than for selling  another  class.  It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same  purpose as the  front-end  sales  charge on sales of Class A shares:  to compensate the Distributor for concessions and expenses it pays to dealers and financial  institutions for selling shares.  The Distributor may pay  additional  compensation  from  its own  resources  to  securities dealers or  financial  institutions  based upon the value of shares of each
     Front-EndFront-EndConcession   Fund  held  by  the   dealer  or   financial
     institution for its own account or for its customers.

     HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering price,  which is  normally  net asset value plus an initial  sales  charge.
     However,  in some cases,  described below,  purchases are not subject to an initial sales charge,  and the offering  price will be the net asset value.
     In other cases, reduced sales charges may be available,  as described below or in the  Statement  of  Additional  Information.  Out of the  amount  you invest, a Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or e allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

                           Front-End Sales   Front-End Sales
                           Charge as a       Charge as a         Concession as a
                           Percentage of     Percentage of Net   Percentage of
Amount of Purchase         Offering Price    Amount Invested     Offering Price
-------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------
  Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Funds by certain groups, or under specified retirement plan arrangements, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent or your financial intermediary when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES? You and your spouse may be eligible to buy Class A shares of the Funds at reduced sales charge rates set forth in the table above under the Funds' "Right of Accumulation" or a "Letter of
Intent." The Funds reserve the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of shares you or your spouse currently own, or purchases you are currently making, to the value of your Class A share purchase. You may count Class A, Class B and Class C shares of the Funds and other Oppenheimer funds and Class
      A, Class B, Class C, Class G and Class H units in adviser sold Section
      529 Plans for which the Manager or the Distributor serves as the
      Program Manager or Program Distributor.  Your Class A shares of
      Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash Reserves on
      which you have not paid a sales charge will not be counted for this purchase.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs, 403(b) plans and adviser sold
      Section 529 plans), and your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K Plans for the benefit of the sole proprietor).

      If you are buying shares directly from a Fund, you must inform the
      Distributor of your eligibility and holdings at the time of your purchase in order to qualify for this Right of Accumulation. If you are buying shares through your financial intermediary, you must notify your intermediary of your eligibility for this Right of Accumulation at the time of your purchase. You must notify the Distributor or your financial intermediary of any qualifying 529 plan holdings.

      To count eligible shares held in accounts at other firms, you may be requested to provide the Distributor or your financial intermediary with a copy of all account statements showing current holdings of the
      Funds or other eligible Oppenheimer funds or qualifying 529 plans, as described above. To determine which Class A sales charge rate you qualify for on your current purchase, the Distributor or financial intermediary through which you are buying shares will calculate the value of your eligible shares based on the current offering price.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Funds or other Oppenheimer funds or Class A, Class B, Class C, Class G and Class
      H unit purchases in adviser sold Section 529 plans for which the
      Manager or Distributor serves as Program Manager or Program Distributor over a 13-month period. Purchases of Class N shares, Class Y shares, purchases made by reinvestment of dividends or capital gains distributions, purchases of Class A shares under the "reinvestment privilege" described below, and purchases of Class A shares of
      Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
      which a sales charge has not been paid will not be counted as
      "qualified purchases" for satisfying the terms of a Letter. You must notify the Distributor or your financial intermediary of any qualifying
      529 plan holdings.

      The total amount of your  intended  purchases  will  determine the reduced  sales  charge  rate that will apply to your Class A share purchases of the Funds during the 13-month  period.  If you do not complete  the Letter of Intent,  the  front-end  sales  charge you paid on your purchases will be  recalculated to reflect the actual value of shares you  purchased.  A certain  portion of your shares will be held in  escrow  by the  Funds'  Transfer  Agent  for this purpose.  Please  refer to "How to Buy Shares - Letters of Intent"
      in  the  Funds'  Statement  of  Additional  Information  for  more complete information.

Other Special Sales Charge Arrangements and Waivers. The Funds and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Funds reserve the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from a Fund may be reinvested in shares of that Fund, or any of the other Oppenheimer funds into which shares of a
      Fund may be exchanged, without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer
      Agent or your financial intermediary in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares. Shares of the Funds may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Funds can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for more details, including a discussion of certain circumstances in which sales charges may apply to an exchange.

o     Reinvestment Privilege. Within six months of a redemption of certain
      Class A and Class B shares, the proceeds may be reinvested in Class A shares of a Fund, or any of the other Oppenheimer funds into which shares of that Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. An investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made. The reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.
o     Other Special Reductions and Waivers. The Funds and the Distributor
      offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors (primarily retirement plans that purchase shares in special programs through the
      Distributor). These are described in greater detail in Appendix B to the Statement of Additional Information, which may be ordered by calling 1.800.225.5677 or may be accessed through the OppenheimerFunds website, at www.oppenheimerfunds.com (under the heading "I Want To,"
      follow the hyperlink "Access Fund Documents" and click on the icon in the column "SAI" next to the Fund's name). A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (under the heading: "Fund
      Information," click on the hyperlink "Sales Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
Class A shares purchases totaling $1 million or more of one or more of the
Oppenheimer funds. However, those Class A shares may be subject to a 1.0%
contingent deferred sales charge, if they are redeemed within an 18-month
"holding period" measured from the beginning of the calendar month of their purchase (except for shares in certain retirement plans, described below).
That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares of the aggregate net asset value of the redeemed share at the time of redemption.

      The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gains distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds that are subject to the contingent deferred sales charge.

      The Distributor pays concessions from its own resources equal to 1.00%
of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

o     Class A Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of the Funds by retirement plans that have $1 million or more in plan assets or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisers, insurance companies or recordkeepers.  There is no contingent deferred sales charge on any group retirement plan shares purchased after March 1, 2007 or certain retirement plan shares offered through banks, broker-dealers, financial advisers, insurance companies or recordkeepers.

      Until March 1, 2007, the Distributor paid a concession from its own resources on purchases by certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans").
      Shares purchased in grandfathered retirement plans prior to March 1,
      2007 will continue to be subject to the contingent deferred sales charge if they are redeemed with 18 months after purchase. Beginning
      March 1, 2007, the Distributor will not pay a concession on new share purchases by retirement plans (except plans that have $5 million or more in plan assets) and no new group retirement plan purchases will be subject to the contingent deferred sales charge, including purchases in grandfathered retirement plans. For shares purchased prior to March 1,
      2007, the concession for grandfathered retirement plans was 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  Effective March 1, 2007, the concession for grandfathered retirement accounts is 0.25%.

      For retirement plans that have $5 million or more in plan assets within the first six months from the time the account was established, the
      Distributor may pay dealers of record concessions equal to 0.25% of the purchase price of Class A shares from its own resources at the time of sale.  Those payments are subject to certain exceptions described in
      "Retirement Plans" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
   Years Since Beginning of Month in     Contingent Deferred Sales Charge on
                                               Redemptions in That Year
   Which Purchase Order was Accepted      (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              More than 6                                None
-------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to
Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of
Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.00%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.00% will be imposed upon the redemption of Class N shares, if:

o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund; or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring a Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

      Institutional investors that buy Class Y shares for their customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring a Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer
Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Funds, the Manager and its affiliates are also permitted to purchase Class Y shares of the Funds.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. Each Fund has adopted a Service Plan for
      Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. Each Fund makes these payments quarterly based on an annual rate of up to 0.25%
      of the average annual net assets of Class A shares of each Fund. The
      Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      Prior to March 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from a Fund with respect to those shares during the first year after their purchase. After the shares were held by a grandfathered retirement plan for a year, the
      Distributor paid the ongoing service fee to the dealer of record on a periodic basis. For shares purchased in grandfathered plans on or after
      March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Funds have adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and in servicing accounts. Under the plans, each Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.00% of the purchase price. The
      Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the
      Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

      For Class C shares purchased through the OppenheimerFunds
      Record(k)eeperPro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Funds on those shares to reimburse
      FASCore, LLC for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Underlying
Funds. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Funds or directly or indirectly by the Underlying Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Funds.

"Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Funds, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Funds' shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as
"distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Funds and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Funds for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Funds or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the Funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

o     transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
o     have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account, as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.

Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with a Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the
Funds, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have
Internet account transaction capability for your account, please call the
Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Funds have several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Funds for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.

SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

401(k) Plans. These are special retirement plans for businesses.

Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Funds let you sell your shares by writing a letter, by wire, by telephone or on the internet. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Funds from fraud,  the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
      o  You wish to redeem more than $100,000 and receive a check
      o  The redemption check is not payable to all shareholders listed on the account statement
      o  The redemption check is not sent to the address of record on your account statement
      o  Shares are being transferred to a Fund account with a different owner or name
      o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Funds normally send your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
      o  Your name
      o  The Fund's name
      o  Your Fund account number (from your account statement)
      o  The dollar amount or number of shares to be redeemed
      o  Any special payment instructions
      o  Any share certificates for the shares you are selling
      o  The signatures of all registered owners exactly as the account is registered, and
      o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

                   Use the following address for regular mail:
                            OppenheimerFunds Services
                                  P.O. Box 5270
                             Denver, Colorado 80217

        Use one of the following addresses for courier or express mail:
            Prior to October 10, 2008:   On or after October 10, 2008:
            OppenheimerFunds Services   OppenheimerFunds Services
            10200 East Girard Avenue    12100 East Iliff Avenue
              Building D                  Suite 300
            Denver, Colorado 80231      Aurora, Colorado 80014

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Funds to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

o     the amount of your account value represented by an increase in net asset value over the initial purchase price,
o     shares purchased by the reinvestment of dividends or capital gains distributions, or

o     shares redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.

To determine whether a contingent deferred sales charge applies to a redemption, the Funds redeem shares in the following order:

   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Funds for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of the Funds by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to that Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Funds only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into another fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of a Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of a Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire.
Similarly, if you acquire shares of a Fund in exchange for shares of another
Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or Internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit Internet exchange requests on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or Internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the Internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage a Fund's investments efficiently, increase a Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of a Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, a Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and a Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Funds' Boards of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers. The Funds and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the
      Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders. The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Funds may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges. The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts. If you hold your shares of a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or Section 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Funds, the Distributor, the Manager and the Transfer Agent
encourage financial intermediaries to apply each Fund's policies to their customers who invest indirectly in a Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or Section 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the applicable Fund that appropriate action has been taken to curtail any excessive trading activity.
However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Funds' Boards have adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity.

o     30-Day Limit. A direct shareholder may exchange some or all of the shares of a Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into the fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on a Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the
      30-day limit. However, investment programs by other Oppenheimer "funds of funds" that entail rebalancing of investments in underlying
      Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Funds' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional
      Information.

A $12 annual "Minimum Balance Fee" is assessed on Fund accounts with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information for information about the circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Funds at any time. The
      Funds will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Funds and the Transfer Agent may rely on the instructions of any one owner.
      Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Funds will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Funds if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the Funds' share holdings in the Underlying Funds will fluctuate.
      The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Funds if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

 Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in a Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from a
      Fund's portfolio. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Funds or the Transfer
      Agent may use this information to attempt to verify your identity. The
      Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if a Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your Fund shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish a Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service ("IRS").

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Funds' privacy policy to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Funds intend to declare dividends separately for each class of shares from net investment income on an annual basis. Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Funds have no fixed dividend rates and cannot guarantee that they will pay any dividends or distributions.

CAPITAL GAINS. The Funds may realize capital gains on the sale of portfolio securities. If so, they may make distributions out of any net short-term or long-term capital gains annually. A Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that a Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in a Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of a Fund.

Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in a Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      Oppenheimer fund, if that fund is available for exchange and if you have an account established in that fund.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in a Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income generally are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Dividends and distributions to Fund shareholders may be from amounts a
Fund receives as dividends or distributions from the Underlying Funds or from gains on the sale of shares in the Underlying Funds. Changes in a Fund's portfolio holdings may increase turnover of the Fund's assets, which may result in the realization of additional taxable gains or losses by the Fund.
It may also result in a larger portion of any net gains being treated as short-term capital gains, which generally would be taxed as ordinary income when distributed to shareholders. Generally, the character of the income or capital gains that a Fund receives from the Underlying Funds will "pass through" to the Fund, subject to certain exceptions, as long as the
Underlying Funds continue to qualify as "regulated investment companies". As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Fund shares.

      Every year the Funds will send shareholders and the Internal Revenue
Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Funds send to you after the end of the calendar year.

      The Funds intend each year to qualify as "regulated investment companies" under the Internal Revenue Code, but reserve the right not to so qualify. Each Fund qualified during their last fiscal year. The Funds as regulated investment companies, will not be subject to federal income taxes on any of their income, provided that they satisfy certain income, diversification and distribution requirements.

      The Funds intend to invest in an Underlying Fund only if it qualifies for treatment as a regulated investment company under the Internal Revenue
Code. If an Underlying Fund fails to qualify as a regulated investment company, it may be subject to federal income tax. Although there is no assurance an Underlying Fund will qualify as a regulated investment company, a Fund will promptly dispose of any shares in its portfolio which have been issued by an Underlying Fund which has failed to qualify as a regulated investment company.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before a Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Funds' share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by a Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand financial performance since inception for those Funds that had commenced operations prior to the fiscal year ended February 29, 2008. (Oppenheimer Transition
2025 Fund, Oppenheimer Transition 2040 Fund and Oppenheimer Transition 2050
Fund commenced operations on March 4, 2008, and therefore are not represented in the Financial Highlights below.) Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the specified Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with the specified
Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED    PERIOD ENDED
                                                                                              FEBRUARY 29,    FEBRUARY 28,
CLASS A                                                                                               2008          2007 1
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                                                $ 10.09         $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                                .19             .02
Net realized and unrealized gain (loss)                                                               (.34)            .07
                                                                                                   ---------------------------
Total from investment operations                                                                      (.15)            .09
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                                  (.32)             --
Distributions from net realized gain                                                                  (.01)             --
                                                                                                   ---------------------------
Total dividends and/or distributions to shareholders                                                  (.33)             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                                                                      $  9.61         $ 10.09
                                                                                                   ===========================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN,AT NET ASSET VALUE 3                                                                    (1.77)%          0.90%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets,end of period (in thousands)                                                            $ 4,056         $ 1,407
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                  $ 3,363         $ 1,164
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                                 1.84%           0.75%
Total expenses 5                                                                                      1.53%           8.49% 6
Expenses after payments,waivers and/or reimbursements
and reduction to custodian expenses                                                                   0.91%           0.90%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                 38%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008       2.12%
       Period Ended February 28, 2007     9.09%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2010 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED    PERIOD ENDED
                                                                                              FEBRUARY 29,    FEBRUARY 28,
CLASS B                                                                                               2008         2007 1
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $ 10.08         $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                                         .18              -- 3
Net realized and unrealized gain (loss)                                                               (.42)            .08
                                                                                                   ---------------------------
Total from investment operations                                                                      (.24)            .08
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                                  (.26)             --
Distributions from net realized gain                                                                  (.01)             --
                                                                                                   ---------------------------
Total dividends and/or distributions to shareholders                                                  (.27)             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                                                                      $  9.57         $ 10.08
                                                                                                   ===========================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN,AT NET ASSET VALUE 4                                                                    (2.60)%          0.80%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets,end of period (in thousands)                                                            $   892           $  11
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                  $   356           $   4
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                                          1.78%          (0.07)%
Total expenses 6                                                                                      2.65%           82.86% 7
Expenses after payments,waivers and/or reimbursements
and reduction to custodian expenses                                                                   1.65%            1.54%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                 38%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008       3.24%
       Period Ended February 28, 2007    83.46%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2010 FUND

                                                                  YEAR ENDED   PERIOD ENDED
                                                                FEBRUARY 29,   FEBRUARY 28,
CLASS C                                                                 2008           2007 1
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $    10.08     $    10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                          .22           (.01)
Net realized and unrealized gain (loss)                                (.46)           .09
                                                                -----------------------------
Total from investment operations                                       (.24)           .08
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   (.27)           --
Distributions from net realized gain                                   (.01)           --
                                                                -----------------------------
Total dividends and/or distributions to shareholders                   (.28)           --
---------------------------------------------------------------------------------------------
Net asset value, end of period                                   $     9.56     $    10.08
                                                                =============================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (2.61)%          0.80%

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $    1,585     $     134
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $      713     $      55
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                           2.12%         (0.24)%
Total expenses 5                                                       2.35%         24.30% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                    1.61%          1.65%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  38%             0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares
outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008                   2.94%
        Period Ended February 28, 2007                24.90%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        OPPENHEIMER TRANSITION 2010 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                  YEAR ENDED   PERIOD ENDED
                                                                FEBRUARY 29,   FEBRUARY 28,
CLASS N                                                                 2008         2007 1
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $    10.09     $     10.00
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                 .27             .01
Net realized and unrealized gain (loss)                                (.46)            .08
                                                                ------------------------------
Total from investment operations                                       (.19)            .09
----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   (.28)            --
Distributions from net realized gain                                   (.01)            --
                                                                ------------------------------
Total dividends and/or distributions to shareholders                   (.29)            --
----------------------------------------------------------------------------------------------
Net asset value, end of period                                   $     9.61     $     10.09
                                                                ==============================

----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                    (2.15)%          0.90%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $    2,074     $         1
----------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $    1,090     $         1
----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                  2.64%           0.53%
Total expenses 5                                                       1.28%         141.69% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                    1.15%           1.14%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  38%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008                   1.87%
        Period Ended February 28, 2007               142.29%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2010 FUND

                                                                  YEAR ENDED   PERIOD ENDED
                                                                FEBRUARY 29,   FEBRUARY 28,
CLASS Y                                                                 2008          2007 1
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $     10.10    $    10.00
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                 .12            .02
Net realized and unrealized gain (loss)                                (.26)           .08
                                                                ------------------------------
Total from investment operations                                       (.14)           .10
----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   (.30)            --
Distributions from net realized gain                                   (.01)            --
                                                                ------------------------------
Total dividends and/or distributions to shareholders                   (.31)            --
----------------------------------------------------------------------------------------------
Net asset value, end of period                                   $      9.65    $    10.10
                                                                ==============================

----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                    (1.65)%         1.00%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $       48     $        1
----------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $       51     $        1
----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                  1.16%           1.00%
Total expenses 5                                                       1.10%         140.80% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                    0.64%           0.49%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  38%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008                        1.69%
        Period Ended February 28, 2007                    141.40%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

FINANCIAL HIGHLIGHTS

                                                                  YEAR ENDED    PERIOD ENDED
                                                                FEBRUARY 29,    FEBRUARY 28,
CLASS A                                                                 2008          2007 1
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------

Net asset value, beginning of period                                $  10.18       $   10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                  .15             .01
Net realized and unrealized gain (loss)                                 (.34)            .17
                                                                    ---------------------------
Total from investment operations                                        (.19)            .18
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.29)             --
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   9.70       $   10.18
                                                                    ===========================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                     (2.12)%          1.80%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                            $  7,533       $   2,177
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $  5,227       $   1,362
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                   1.45%           0.25%
Total expenses 5                                                        1.03%           6.99% 6
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                         0.83%           0.87%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   24%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

      Year Ended February 29, 2008     1.66%
      Period Ended February 28, 2007   7.62%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS Continued

                                                                   YEAR ENDED    PERIOD ENDED
                                                                 FEBRUARY 29,    FEBRUARY 28,
CLASS B                                                                  2008          2007 1
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                $   10.17        $  10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                            .10            (.01)
Net realized and unrealized gain (loss)                                  (.38)            .18
                                                                    ----------------------------
Total from investment operations                                         (.28)            .17
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.23)             --
------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $    9.66        $  10.17
                                                                    ============================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                      (2.92)%          1.70%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                            $   1,263        $    139
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $     623        $     20
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                             0.95%          (0.57)%
Total expenses 5                                                         2.49%          52.30% 6
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                          1.62%           1.55%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    24%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

      Year Ended February 29, 2008      3.12%
      Period Ended February 28, 2007   52.93%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2015 FUND

                                                                    YEAR ENDED       PERIOD ENDED
                                                                  FEBRUARY 29,       FEBRUARY 28,
CLASS C                                                                   2008             2007 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                 $   10.17            $ 10.00
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                             .17               (.01)
Net realized and unrealized gain (loss)                                   (.44)               .18
                                                                     -------------------------------
Total from investment operations                                          (.27)               .17
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      (.25)                --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $    9.65            $ 10.17
                                                                     ===============================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                       (2.88)%             1.70%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                             $   1,994            $    99
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $     862            $    60
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                              1.67%             (0.65)%
Total expenses 5                                                          2.03%             17.07% 6
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                           1.52%              1.62%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     24%                 0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008                    2.66%
       Period Ended February 28, 2007                 17.70%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED      PERIOD ENDED
                                                                                   FEBRUARY  29,       FEBRUARY 28,
CLASS N                                                                                     2008             2007 1
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                                   $   10.18            $ 10.00
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                               .20                 -- 3
Net realized and unrealized gain (loss)                                                     (.44)               .18
                                                                                       -------------------------------
Total from investment operations                                                            (.24)               .18
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                        (.26)                --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $    9.68            $ 10.18
                                                                                       ===============================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                         (2.52)%             1.80%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                               $   1,510            $    19
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $     783            $     5
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                                       1.95%              0.02%
Total expenses 6                                                                            1.16%             42.59% 7
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                                             1.09%              1.12%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       24%                 0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008                     1.79%
       Period Ended February 28, 2007                  43.22%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         OPPENHEIMER TRANSITION 2015 FUND
                                                                  YEAR ENDED         PERIOD ENDED
                                                                FEBRUARY 29,         FEBRUARY 28,
CLASS Y                                                                 2008               2007 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                               $   10.19           $    10.00
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                  .22                  .01
Net realized and unrealized gain (loss)                                 (.40)                 .18
                                                                   ---------------------------------
Total from investment operations                                        (.18)                 .19
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.29)                  --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    9.72           $    10.19
                                                                   =================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                     (2.02)%               1.90%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                           $     188           $        1
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $      74           $        1
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                   2.08%                0.48%
Total expenses 5                                                        0.75%              110.56% 6
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                         0.61%                0.55%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   24%                   0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:
         Year Ended February 29, 2008         1.38%
         Period Ended February 28, 2007     111.19%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          YEAR ENDED    PERIOD ENDED
                                                                        FEBRUARY 29,    FEBRUARY 28,
CLASS A                                                                         2008          2007 1
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                         $ 10.17         $ 10.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                   .15              -- 3
Net realized and unrealized gain (loss)                                         (.28)            .17
                                                                             --------------------------
Total from investment operations                                                (.13)            .17
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                            (.27)             --
Distributions from net realized gain                                              -- 3            --
                                                                             --------------------------
Total dividends and/or distributions to shareholders                            (.27)             --
-------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $  9.77         $ 10.17
                                                                             ==========================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                             (1.51)%          1.70%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                     $ 8,366         $ 1,391
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $ 5,166         $ 1,191
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                    1.46%          (0.09)%
Total expenses 6                                                                1.15%           7.92% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                             0.76%           0.84%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           26%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008         1.79%
       Period Ended February 28, 2007       8.58%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     25 | OPPENHEIMER TRANSITION 2020 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                      YEAR ENDED    PERIOD ENDED
                                                                    FEBRUARY 29,    FEBRUARY 28,
CLASS B                                                                     2008          2007 1
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                     $ 10.16        $  10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                               .08            (.02)
Net realized and unrealized gain (loss)                                     (.30)            .18
                                                                         --------------------------
Total from investment operations                                            (.22)            .16
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        (.22)             --
Distributions from net realized gain                                          -- 3            --
                                                                         --------------------------
Total dividends and/or distributions to shareholders                        (.22)             --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  9.72        $  10.16
                                                                         ==========================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                         (2.34)%          1.60%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                 $ 2,900        $    199
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                        $ 1,463        $     77
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                0.79%          (0.96)%
Total expenses 6                                                            1.94%          27.83% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                         1.60%           1.57%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       26%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008          2.58%
       Period Ended February 28, 2007       28.49%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     26 | OPPENHEIMER TRANSITION 2020 FUND

                                                                          YEAR ENDED    PERIOD ENDED
                                                                        FEBRUARY 29,    FEBRUARY 28,
CLASS C                                                                         2008          2007 1
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                          $10.16          $10.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                   .21            (.02)
Net realized and unrealized gain (loss)                                         (.43)            .18
                                                                              -------------------------
Total from investment operations                                                (.22)            .16
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                            (.23)             --
Distributions from net realized gain                                              -- 3            --
                                                                              -------------------------
Total dividends and/or distributions to shareholders                            (.23)             --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $ 9.71          $10.16
                                                                              =========================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                             (2.33)%          1.60%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                      $2,843          $    1
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $1,088          $    1
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                    2.03%          (0.89)%
Total expenses 6                                                                1.85%          67.57% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                             1.52%           1.57%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           26%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008          2.49%
       Period Ended February 28, 2007       68.23%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     27 | OPPENHEIMER TRANSITION 2020 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                      YEAR ENDED    PERIOD ENDED
                                                                    FEBRUARY 29,    FEBRUARY 28,
CLASS N                                                                     2008          2007 1
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                      $10.16         $ 10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                               .13            (.01)
Net realized and unrealized gain (loss)                                     (.29)            .17
                                                                          -------------------------
Total from investment operations                                            (.16)            .16
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        (.24)             --
Distributions from net realized gain                                          -- 3            --
                                                                          -------------------------
Total dividends and/or distributions to shareholders                        (.24)             --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 9.76         $ 10.16
                                                                          =========================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                         (1.74)%          1.60%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                  $2,665         $    10
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                         $  869         $     2
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                1.22%          (0.41)%
Total expenses 6                                                            1.05%          70.58% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                         1.03%           1.08%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       26%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008          1.69%
       Period Ended February 28, 2007       71.24%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      28 | OPPENHEIMER TRANSITION 2020 FUND

                                                               YEAR ENDED   PERIOD ENDED
                                                             FEBRUARY 29,   FEBRUARY 28,
CLASS Y                                                              2008         2007 1
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------

Net asset value, beginning of period                             $  10.17       $  10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                        .21             -- 3
Net realized and unrealized gain (loss)                              (.32)           .17
                                                             -------------------------------
Total from investment operations                                     (.11)           .17
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.26)            --
Distributions from net realized gain                                   -- 3           --
                                                             -------------------------------
Total dividends and/or distributions to shareholders                 (.26)            --
--------------------------------------------------------------------------------------------
Net asset value, end of period                                   $   9.80       $  10.17
                                                             ===============================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                  (1.23)%         1.70%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                         $    162       $      7
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $     94       $      2
--------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                1.96%          0.09%
Total expenses 6                                                     0.58%         86.01% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                  0.51%          0.55%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                                26%             0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008                   1.22%
        Period Ended February 28, 2007                86.67%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     29 | OPPENHEIMER TRANSITION 2020 FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED     PERIOD ENDED
                                                               FEBRUARY 29,     FEBRUARY 28,
CLASS A                                                                2008           2007 1
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $      10.19     $      10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                          .10             (.01)
Net realized and unrealized gain (loss)                                (.17)             .20
                                                               --------------------------------
Total from investment operations                                       (.07)             .19
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   (.22)              --
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                 $       9.90     $      10.19
                                                               ================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                    (0.85)%           1.90%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                       $     10,293     $      1,491
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $      5,394     $      1,200
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                           0.90%           (0.58)%
Total expenses 5                                                       1.24%            7.62% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                    0.81%            0.80%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  46%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

      Year Ended February 29, 2008           1.93%
      Period Ended February 28, 2007         8.31%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     24 | OPPENHEIMER TRANSITION 2030 FUND

                                                           YEAR ENDED     PERIOD ENDED
                                                         FEBRUARY 29,     FEBRUARY 28,
CLASS B                                                          2008           2007 1
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------

Net asset value, beginning of period                     $      10.17     $      10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    .04             (.03)
Net realized and unrealized gain (loss)                          (.19)             .20
                                                         --------------------------------
Total from investment operations                                 (.15)             .17
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.18)              --
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $       9.84     $      10.17
                                                         ================================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              (1.58)%           1.70%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $      2,834     $        282
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                        $      1,404     $        105
-----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     0.37%           (1.44)%
Total expenses 5                                                 2.12%           16.30% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                              1.56%            1.54%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                            46%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

      Year Ended February 29, 2008        2.81%
      Period Ended February 28, 2007     16.99%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      25 | OPPENHEIMER TRANSITION 2030 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                           YEAR ENDED     PERIOD ENDED
                                                         FEBRUARY 29,     FEBRUARY 28,
CLASS C                                                          2008           2007 1
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------

Net asset value, beginning of period                     $      10.17     $      10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    .17             (.03)
Net realized and unrealized gain (loss)                          (.30)             .20
                                                         --------------------------------
Total from investment operations                                 (.13)             .17
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.20)              --
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $       9.84     $      10.17
                                                         ================================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              (1.47)%           1.70%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $      3,362     $         75
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                        $      1,236     $         19
-----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     1.61%           (1.42)%
Total expenses 5                                                 1.87%           45.81% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                              1.44%            1.52%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                            46%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008              2.56%
        Period Ended February 28, 2007           46.50%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     26 | OPPENHEIMER TRANSITION 2030 FUND

                                                           YEAR ENDED     PERIOD ENDED
                                                         FEBRUARY 29,     FEBRUARY 28,
CLASS N                                                          2008           2007 1
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------

Net asset value, beginning of period                     $      10.18     $      10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    .08             (.02)
Net realized and unrealized gain (loss)                          (.17)             .20
                                                         --------------------------------
Total from investment operations                                 (.09)             .18
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.20)              --
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $       9.89     $      10.18
                                                         ================================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              (1.05)%           1.80%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $      2,256     $          2
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                        $        844     $          1
-----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     0.80%           (0.93)%
Total expenses 5                                                 1.08%           78.18% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                              1.05%            1.05%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                            46%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008            1.77%
        Period Ended February 28, 2007         78.87%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     27 | OPPENHEIMER TRANSITION 2030 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                           YEAR ENDED     PERIOD ENDED
                                                         FEBRUARY 29,     FEBRUARY 28,
CLASS Y                                                          2008           2007 1
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------

Net asset value, beginning of period                     $      10.19     $      10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    .08               -- 3
Net realized and unrealized gain (loss)                          (.10)             .19
                                                         --------------------------------
Total from investment operations                                 (.02)             .19
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.23)              --
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $       9.94     $      10.19
                                                         ================================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                              (0.38)%           1.90%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $        483     $        229
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                        $        393     $         25
-----------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                     0.74%           (0.07)%
Total expenses 6                                                 0.39%            3.97% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                              0.35%            0.19%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                            46%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

         Year Ended February 29, 2008              1.08%
         Period Ended February 28, 2007            4.66%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

More Information About The Underlying Funds

Oppenheimer Capital Appreciation Fund - This Underlying Fund seeks capital appreciation. It invests mainly in common stocks of "growth companies." These may be newer companies or companies of any capitalization range that the portfolio manager established may appreciate in value over the long term.

The Manager looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. The Manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Currently the Manager looks for:

o     companies in business with above-average growth potential,
o     companies with growth rates that the portfolio managers believe are sustainable over time,

o     stocks with reasonable valuations relative to their growth potential.

The Manager may sell companies from this Underlying Fund that it believes no longer meet the above criteria.

Oppenheimer Champion Income Fund - This Underlying Fund's primary objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities that this
Underlying Fund's Manager believes do not involve undue risk. This Underlying
Fund's secondary objective is to seek capital growth when consistent with its primary objective.

This Underlying Fund invests mainly in a variety of high-yield fixed-income debt securities of domestic and foreign issuers for high current income.
These securities primarily include:

o     Lower-grade bonds and notes of corporate issuers.
o     Foreign corporate and government bonds.
o     "Structured" notes.

Under normal market conditions, this Underlying Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, commonly called "junk bonds." Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service ("Moody's") or lower than "BBB" by
Standard and Poor's Rating Services ("S&P") or comparable ratings by other nationally-recognized rating organizations (or, in the case of unrated securities, determined by the Manager to be comparable to securities rated below investment grade). See Appendix A to the Statement of Additional
Information for a description of the bond ratings.

The remainder of this Underlying Fund's assets may be held in other debt securities, common stocks (and other equity securities), or cash or cash equivalents when the Manager believes these investments are consistent with this Underlying Fund's objectives.

This Underlying Fund may invest in securities of foreign issuers.  It currently focuses on debt securities of foreign issuers in developed markets.
This Underlying Fund also uses certain derivative investments to try to enhance income or to try to manage investment risks.

Oppenheimer Commodity Strategy Total Return Fund - This Underlying Fund seeks total return. Total return refers to the change in value of an investment in shares of this Underlying Fund over time resulting from changes in the value of its investments and income on those investments.

This Underlying Fund invests its assets in combination of:

o     Commodity-linked derivatives, primarily commodity-linked notes, the value of which is linked to the price movements of a physical commodity
      (such as heating oil, livestock, or agricultural products), a commodity futures or option contract, a commodity index (such as the Goldman
      Sachs Commodity Index(R)), or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets; and
o     Investment-grade and non-investment-grade corporate bonds and notes;
      debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; repurchase agreements; asset-backed securities; and forward, option, futures and swap contracts relating to debt securities, interest rates or currencies contracts.

Commodity-linked derivatives provide investors with exposure to the investment returns of commodities markets without investing directly in physical commodities. As opposed to stocks or bonds, commodities are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. Commodity-linked derivatives include commodity-linked notes, futures, options and swaps the value of which is linked to the value of a commodity, commodity index, or commodity futures or option contract.

Commodity linked notes are typically issued by a bank, other financial institution or a commodity producer, and this Underlying Fund negotiates with the issuer to obtain specific terms and features that are tailored to the
Fund's investment needs.

This Underlying Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary ("Subsidiary").  It is expected that the Subsidiary will invest primarily in commodity and financial futures, option and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions.  Investment in the Subsidiary is expected to provide this Underlying Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to this Underlying Fund. The Subsidiary will be subject to the same investment restrictions and limitation and follow the same compliance policies and procedures, as this Underlying Fund. Please refer to the section "About the
Fund's Investments - Investment in Wholly-Owned Subsidiary" for more information about the operation and management of the Subsidiary.

Oppenheimer Core Bond Fund - This Underlying Fund seeks total return by investing mainly in debt instruments. As a non-fundamental policy (which will not be changed without providing 60 days notice to Underlying Fund shareholders), under normal market conditions, this Underlying Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade debt securities. Those investment-grade debt securities can include:

o     domestic and foreign corporate debt obligations,
o     domestic and foreign government bonds, including U.S. government securities, and

o     mortgage-related securities (including collateralized mortgage obligations ("CMOs")) issued by private issuers.

In general, these debt securities are referred to as "bonds." This Underlying
Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities." These include mortgage-related U.S. government securities and CMOs. This Underlying Fund can invest in money market instruments and other debt obligations. Up to 20%
of its total assets can be invested in high-yield debt securities that are below investment-grade (commonly referred to as "junk bonds").

This Underlying Fund can also use derivative instruments, primarily futures, swaps, CMOs and "structured" notes to seek higher investment returns or to manage investment risks.

There is no set allocation of this Underlying Fund's assets among the classes of securities that it buys, but it focuses mainly on U.S. government securities and investment-grade debt securities. However, if market conditions change, the portfolio managers might change the relative allocation of this Underlying Fund's assets.

This Underlying Fund seeks to maintain an average effective portfolio duration of three to six years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. This
Underlying Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times. The Manager will attempt to maintain the overall weighted average credit quality of the portfolio at a rating of "A-" (or equivalent) or higher from any nationally recognized credit rating organization.

Oppenheimer Developing Markets Fund - This Underlying Fund aggressively seeks capital appreciation.
It invests mainly in common stocks of issuers in emerging and developing markets throughout the world.
o     Under normal market conditions, this Underlying Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of issuers whose principal activities are in at least three developing markets.
o     This Underlying Fund can (but is not required to) invest up to 100% of its total assets in foreign securities.
o     This Underlying Fund will emphasize investments in common stocks and other equity securities.
o     This Underlying Fund will emphasize investments in growth companies which can be in any market capitalization range.

Oppenheimer Dividend Growth Fund - This Underlying Fund's primary objective is to seek to maximize total return through both capital appreciation and income.

It invests mainly in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the future. This Underlying Fund invests with an emphasis on companies that are expected to grow their dividends over time. As a non-fundamental policy, under normal market conditions, it will invest at least 80% of its net assets in securities of companies that the portfolio managers expect to experience dividend growth, including companies that currently pay dividends and are expected to increase them, and companies that do not currently pay dividends but are expected to begin paying them in the near future.

Oppenheimer Global Fund - This Underlying Fund seeks capital appreciation. It invests mainly in common stocks of U.S. and foreign companies. This
Underlying Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.
However, it currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. This Underlying Fund does not limit its investments to companies in a particular capitalization range, but currently invests in mid- and large-cap companies.

This Underlying Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, this
Underlying Fund normally will invest in at least three countries (one of which may be the United States). Typically, this Underlying Fund invests in a number of different countries.

Oppenheimer International Bond Fund - This Underlying Fund's primary objective is to seek total return. The secondary objective, is to seek income when consistent with total return. This Underlying Fund invests mainly in debt securities of foreign government and corporate issuers. It can invest in various debt securities generally, referred to as "bonds," including long-term and short-term government bonds, corporate debt obligations,
"structured" notes, participation interests in loans and other debt obligations. They may include "zero coupon" or "stripped" securities.

Under normal circumstances, this Underlying Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in "bonds" and invests in at least three countries other than the United States. This Underlying
Fund's non-fundamental policy of investing at least 80% of its net assets in
"bonds" will not be changed by its Board of Trustees without first providing shareholders 60 days written notice of the change. This Underlying Fund does not limit its investments to securities of issuers in a particular market capitalization, maturity range or rating category, and can hold rated and unrated securities below investment grade. This Underlying Fund can invest without limit in securities below investment grade (commonly called "junk bonds") to seek total return and higher income. Therefore, this Underlying
Fund's credit risks are greater than those of funds that buy only investment-grade bonds. This Underlying Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.

Oppenheimer International Growth Fund - This Underlying Fund seeks long-term capital appreciation.

It mainly invests in common stocks of growth companies that are domiciled or that have their primary operations outside the United States. It may invest
100% of its assets in securities of foreign companies. This Underlying Fund may invest in emerging markets as well as developed markets throughout the world. From time to time it may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America. Under normal market conditions this Underlying Fund will:

o     Invest at least 65% of its total assets in foreign common and preferred stock of issuers in at least three different countries outside the
       United States;

o     Emphasize investments in common stocks of issuers that the portfolio manager considers to be "growth" companies.

This Underlying Fund does not limit its investments to issuers within a specific market capitalization range and at times, may invest a substantial portion of its assets in one or more particular capitalization ranges. This
Underlying Fund currently invests a substantial portion of its assets in stocks issued by small- to mid-sized companies. The price of those stocks may be more volatile than the price of stock issued by larger companies.

This Underlying Fund can also buy securities convertible into common stock and other securities having equity features. This Underlying Fund also can use hedging instruments and certain derivative investments to seek capital appreciation or to try to manage investment risks.

Oppenheimer International Value Fund - This Underlying Fund invests mainly in common stocks of companies believed by this Underlying Fund's Manager to be undervalued, that are domiciled outside of the United States or have their primary operations outside the U.S.

It does not limit its investments to issuers within a specific market capitalization range. At times, this Underlying Fund may invest a substantial portion of its assets in a particular capitalization range. For example, it may invest a substantial portion of its assets in stocks issued by small and mid-sized companies.

This Underlying Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia.  It can invest 100% of its assets in foreign securities. Under normal market conditions, this Underlying Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in foreign common and preferred stock of issuers in at least five different countries outside of the United States.

Oppenheimer Limited-Term Government Fund - This Underlying Fund seeks high current return and safety of principal.

It invests at least 80% of its net assets (plus borrowings used for investment purposes) in debt securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements on those securities and hedging instruments approved by its Board of Trustees.

This Underlying Fund may also invest up to 20% of its net assets in mortgage-backed securities that are not issued or guaranteed by the U.S.
government, its agencies or instrumentalities, asset-backed securities, investment grade corporate debt obligations (having a rating, at the time of acquisition by this Underlying Fund of at least "BBB" by Standard & Poor's
Rating Service of "Baa" by Moody's Investors Service of a comparable rating by another nationally-recognized securities rating organization, or, if unrated deemed by the Manager to have a  comparable rating) and certain other high quality debt obligations.

U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by U.S. government agencies or federally-chartered entities that are referred to as "instrumentalities" of the U.S. government.
This Underlying Fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations ("CMOs") and mortgage participation certificates. They include mortgage related securities issued or guaranteed by instrumentalities of the
U.S. government, such as the Government National Mortgage Association. All of these different types of securities are generally referred to as "U.S.
government securities" in the prospectus. This Underlying Fund also may enter into forward roll transactions which have risks.

Not all of the U.S. government securities this Underlying Fund buys are issued or guaranteed by the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. The securities this Underlying Fund buys may pay interest at fixed or floating rates, or may be "stripped" securities whose interest coupons have been separated from the security and sold separately.

This Underlying Fund seeks to maintain an average effective portfolio duration of not more than three years (measured on a dollar-weighted basis)
to try to reduce the volatility of the value of its securities portfolio.
However, this Underlying Fund can invest in securities that have short-, medium- or long-term maturities and may use derivative investments to try to reduce interest rate risks. Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times

Oppenheimer Main Street Fund(R)- This Underlying Fund seeks a high total return. It mainly invests in common stocks of U.S. companies of different capitalization ranges, based on analysis using multi-factor quantitative models.  This Underlying Fund currently focuses on larger capitalization issuers.

In selecting securities for purchase or sale by this Underlying Fund, its portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

   o  Multi-factor quantitative models:  This Underlying Fund uses both "top down" and "bottom up" models.  The "top down" models are primarily used to help the portfolio managers determine their market capitalization exposure (large, mid, small) and rely on indicators such as relative valuations, relative price trends and interest rate relationships.  The
      "bottom up" models help the portfolio managers identify the most attractive stocks within each market capitalization category.  These stock selection models are based upon many factors that measure the attractiveness of individual securities relative to each other.  The portfolio managers typically follow and analyze more than 3,000 stocks on a daily basis and select those that are deemed attractive.

   o  Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o  Judgment:  The portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

Oppenheimer Main Street Opportunity Fund(R)- This Underlying Fund seeks long-term capital appreciation. It invests primarily in common stocks of U.S.
companies of small, medium and large capitalization ranges. This Underlying
Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment in order to decide which securities to buy or sell. The selection process currently involves the use of:

   o  Multi-factor quantitative models: "Top-down" models analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. "Bottom up" models help to rank stocks in a universe typically including 3,000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.
   o  Fundamental research: Internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o  Judgment: After analyzing the models and fundamental research, the portfolio managers apply their judgment to decide which securities to buy or sell.

Oppenheimer Main Street Small Cap Fund(R)- This Underlying Fund seeks capital appreciation. It invests mainly in common stocks of small-capitalization
("small-cap") U.S. companies that this Underlying Fund's Manager believes have favorable business trends or prospects. Under normal market conditions, this Underlying Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization.

This Underlying Fund defines small cap issuers as those companies whose capitalization are less than or equal to the largest company in the Russell
2000 ("Russell 2000") and S&P Small Cap 600 ("S&P 600") indices. This
Underlying Fund measures a company's capitalization at the time this
Underlying Fund buys a security, and it is not required to sell a security if the issuer's capitalization exceeds this Underlying Fund's definition of a small cap issuer.

Oppenheimer MidCap Fund - This Underlying Fund seeks capital appreciation. It invests mainly in equity securities, such as common and preferred stocks and securities convertible into common stock. It invests primarily in equity securities of U.S. companies, but can also buy foreign stocks. Under normal market conditions, as a non-fundamental policy, this Underlying Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have a market capitalization of between
$2 billion and $11.5 billion (referred to as "mid-cap" stocks). This
Underlying Fund's non-fundamental policy of investing at least 80% of its net assets in these investments will not be changed by this Underlying Fund's
Board of Trustees of this Underlying Fund without first providing shareholders 60 days' written notice.

Oppenheimer Quest International Value Fund, Inc. - This Underlying Fund seeks long-term capital appreciation.

It currently invests mainly in common stocks of companies believed by its investment manager to be undervalued, that are domiciled outside the United
States or have their primary operations outside the United States.

This Underlying Fund does not limit its investments to issuers within a specific market capitalization range. At times, this Underlying Fund may invest a substantial portion of its assets in a particular capitalization range. For example, it may invest a substantial portion of its assets in stocks issued by small and mid-sized companies.

This Underlying Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia. It can invest up to 100% of its assets in foreign securities. Under normal market conditions, it will invest at least 80% of its net assets (plus borrowings for investment purposes) in foreign common and preferred stock of issuers in at least five different countries outside the United States.

Oppenheimer Real Estate Fund - This Underlying Fund seeks total return through investment in real estate related securities.

This Underlying Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity securities issued by real estate companies, such as "real estate investment trusts" ("REITs") and "real estate operating companies" ("REOCs"). This is a non-fundamental policy which this Underlying Fund's Board of Trustees may change upon 60 days' notice to shareholders.

The portfolio manager employs both a top-down and bottom-up method in selecting securities for this Underlying Fund. The portfolio manager's top-down approach is distinguished in that he has extensive access to in-house real estate experts. The portfolio manager sets the portfolio strategy with the benefit of insight from these experts who can provide field observations regarding local, regional and national real estate trends and fundamentals.

The top-down process is further aided by the Sub-Adviser's comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio. Proprietary models are maintained that allow the portfolio manager to analyze markets at various levels, including Standard Industrial Classification code, zip code, and
Metropolitan Statistical Area, resulting in some of the most comprehensive databases in the industry today. The Fund's portfolio weightings are determined by a national, regional and metro area market analysis of the following factors:

o     Projected growth in supply and demand factors specifically related to the commercial property markets.
o     Expected growth in population, employment, personal income, household formations and propensity to own versus rent.
o     Projected growth in new commercial space by tracking construction in process and building permit activity.
o     Anticipated growth in supply and demand factors affecting residential real estate.
o     Current affordability of the single-family residential real estate market.
o     Expected growth in supply and demand for hotels.
o     Anticipated growth in new construction and building permit activity of all classes of business, leisure and resort hotels.
o     Projected growth in Gross Domestic Product and airline travel.

The portfolio manager's bottom-up analysis uses traditional equity analysis and includes an assessment of the property portfolio, current business strategy, capital structure and management track record. Specifically, companies are sought that have the following characteristics:

o     Capacity for predictable and sustainable growth in revenue and earnings per share.
o     Dominant owner/operators in their property types and geographic markets, respectively.
o     Property holdings poised for potentially higher growth due to location in markets where land suitable for development is scarce, or due to management's strategic positioning.
o     Strong capital structure and access to capital that may help to effect its long-term business strategy.
o     Experienced senior management with a strong track record and a wide spectrum of industry specific skills.
o     Attractive valuation relative to other companies in our investment universe and to historical valuation in the real estate market.

This Underlying Fund does not invest only in securities of issuers in a particular market capitalization range, and at times the Sub-Adviser might increase the relative emphasis of securities of issuers in a particular capitalization range if the Sub-Adviser believes they offer greater opportunities for total return.

Oppenheimer Rising Dividends Fund, Inc. - This Underlying Fund seeks total return. It invests mainly in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the future. This
Underlying Fund invests with an emphasis on companies that are expected to grow their dividends over time. As a non-fundamental policy, under normal market conditions, this Underlying Fund will invest at least 80% of its net assets in securities of companies that the portfolio managers expect to experience dividend growth, including companies that currently pay dividends and are expected to increase them, and companies that do not currently pay dividends but are expected to begin paying them in the near future.
Investment in companies that do not currently pay dividends and are not expected to do so is not a principal strategy of this Underlying Fund.

Oppenheimer Small- & Mid- Cap Value Fund - This Underlying Fund's objective is to seek capital appreciation. It invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. That includes both small cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). This Underlying Fund has no fixed ratio for small cap and mid cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small and mid cap foreign issuers as well. Under normal market conditions this Underlying Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities and small cap and mid cap domestic and foreign issuers. This Underlying Fund emphasizes investment in equity securities of companies that its portfolio managers believe are undervalued in the marketplace.

Oppenheimer U.S. Government Trust - This Underlying Fund seeks high current income consistent with preservation of capital. It invests mainly in U.S.
government debt securities. These include debt securities issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by agencies or entities that are referred to as "instrumentalities" of the U.S. government.

o     Under normal market conditions, this Underlying Fund invests at least
      80% of its net assets (plus borrowings used for investment purposes) in
      U.S. government securities.
o     This Underlying Fund typically invests a substantial portion of its assets in mortgage-related derivative securities, such as
      collateralized mortgage obligations (called CMOs) and mortgage participation certificates.  They include mortgage-related U.S.
      government securities as well as securities issued by private institutions, such as banks and mortgage companies.

 This Underlying Fund's share prices and income levels will fluctuate. This
Underlying Fund's share prices and distributions are not backed or guaranteed by the U.S. government. Securities issued by private issuers do not have any
U.S. government guarantees.

The securities this Underlying Fund buys may pay interest at fixed or floating rates, or may be "stripped" securities. This Underlying Fund can buy securities that have short-, medium- or long-term maturities, and the average maturity of this Underlying Fund's portfolio can be expected to change over time. This Underlying Fund uses derivative investments, such as interest-only and principal-only securities, to try to enhance income and to manage investment risks.

Oppenheimer Value Fund - This Underlying Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

This Underlying Fund may invest mainly in common stocks of different capitalization ranges. It also can buy other investments, including:

o     Preferred stocks, rights and warrants and convertible debt securities,

      and

o     Securities of U.S. and foreign companies, although there are limits on this Underlying Fund's investments in foreign securities.

INFORMATION AND SERVICES

For More Information on Oppenheimer LifeCycle Funds
---------------------------------------------------------------------------------

o     Oppenheimer Transition 2010 Fund   o     Oppenheimer Transition 2030 Fund

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o     Oppenheimer Transition 2015 Fund   o     Oppenheimer Transition 2040 Fund

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o     Oppenheimer Transition 2020 Fund   o     Oppenheimer Transition 2050 Fund

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o     Oppenheimer Transition 2025 Fund

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The following additional information about the Funds is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about each Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund's investments and performance will be available in the Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining each Fund's privacy policy and other information about the Funds and each of the Underlying Funds, or about your account:

------------------------------------------------------------------------------
By Telephone:               Call OppenheimerFunds Services toll-free:
                            1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                    Write to:
                            OppenheimerFunds Services
                            P.O. Box 5270
                            Denver, Colorado 80217-5270
------------------------------------------------------------------------------
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On the Internet:            You can request these documents by e-mail or
                            through the OppenheimerFunds website. You may
                            also read or download certain documents on the
                            OppenheimerFunds website at:
                            www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Funds and the Underlying Funds, including their
Statements of Additional Information can be reviewed and copied at the
Securities and Exchange Commission's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1.202.942.8090.
Reports and other information about the Funds and the Underlying Funds, are available on the EDGAR database on the Securities and Exchange Commission's
Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange
Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.

No one has been authorized to provide any information about the Funds or to make any representations about the Funds other than what is contained in this prospectus. This prospectus is not an offer to sell shares of any Fund, nor a solicitation of an offer to buy shares of any Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Funds' shares are distributed by:                 [logo] OppenheimerFunds
Distributor, Inc.
The Funds' SEC File Nos.:  811-21920,  811-21921; 811-21923; 811-22152;
811-21924; 811-22151; 811-22150
PR0000.007.0608
Printed on recycled paper

                          APPENDIX TO PROSPECTUS OF
                       OPPENHEIMER TRANSITION 2010 FUND
                       OPPENHEIMER TRANSITION 2015 FUND
                       OPPENHEIMER TRANSITION 2020 FUND
                       OPPENHEIMER TRANSITION 2030 FUND

      Graphic material included in the prospectus of the above referenced
Oppenheimer Transition Funds under the heading: "Annual Total Returns (Class
A) (as of 12/31 each year)":

      A bar chart will be included in the prospectus of the above referenced
Oppenheimer Transition Funds depicting the annual total returns of a hypothetical investment in Class A shares of each of those Funds since inception, without deducting sales charges or taxes.  Because the Oppenheimer
Transition 2025 Fund, Oppenheimer Transition 2040 Fund and Oppenheimer
Transition 2050 Fund commenced operations on March 4, 2008, prior performance information for a full calendar year is not yet available.  Set forth below are the relevant data points that will appear on the bar chart:

Transition 2010 Fund

--------------------------------------------------------------------------------

               Year Ended                         Annual Total Return

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--------------------------------------------------------------------------------

                12/31/07                                 6.96%

--------------------------------------------------------------------------------

Transition 2015 Fund

--------------------------------------------------------------------------------

               Year Ended                         Annual Total Return

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/07                                 7.76%

--------------------------------------------------------------------------------

Transition 2020 Fund

--------------------------------------------------------------------------------

               Year Ended                         Annual Total Return

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--------------------------------------------------------------------------------

                12/31/07                                 8.68%

--------------------------------------------------------------------------------

Transition 2030 Fund

--------------------------------------------------------------------------------

               Year Ended                         Annual Total Return

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/07                                 9.72%

--------------------------------------------------------------------------------

Oppenheimer LifeCycle Funds

--------------------------------------------------------------------------------
o     Oppenheimer Transition 2010 Fund    o     Oppenheimer Transition 2030 Fund
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o     Oppenheimer Transition 2015 Fund    o     Oppenheimer Transition 2040 Fund

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o     Oppenheimer Transition 2020 Fund    o     Oppenheimer Transition 2050 Fund

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o     Oppenheimer Transition 2025 Fund

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6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated June 27, 2008

This Statement of Additional Information ("SAI") is not a Prospectus. This
document contains additional information about each of the seven Oppenheimer
LifeCycle Funds listed above (each a "Fund" and together the "Funds") and supplements information in the Prospectus dated June 27, 2008. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Funds' Transfer Agent, OppenheimerFunds Services (the "Transfer
Agent"), at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer
Agent at the toll-free number shown above, or by downloading it from the
OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                  Page

About the Funds
Additional Information About the Funds' Investment Policies and Risks...
    The Funds' Investment Policies......................................
    The Underlying Funds' Investment Policies...........................
      Equity Securities.................................................
      Debt Securities...................................................
      Derivative Securities.............................................
      Other Investments and Investment and Strategies...................
    Investment Restrictions.............................................
Disclosure of Portfolio Holdings........................................
How the Funds are Managed...............................................
    Organization and History............................................
    Board of Trustees and Oversight Committees..........................
    Trustees and Officers of the Funds..................................
    The Manager.........................................................
Brokerage Policies of the Funds.........................................
Distribution and Service Plans..........................................
Payments to Fund Intermediaries.........................................
Performance of the Funds................................................

    About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How to Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Funds..................................

    Financial Information About the Funds
Report of Independent Registered Public Accounting Firm.................
Financial Statements....................................................

Appendix A: Ratings Definitions.........................................  A-1
Appendix B: OppenheimerFunds Special Sales Charge Arrangements and Waivers
B-1
Appendix C: Qualifying Hybrid Instruments...............................  C-1
Appendix D: Qualifying Swap Transactions................................  D-1

                                       167
                                       3
.......About the Funds

.......Additional Information About the Funds' Investment Policies and Risks

      The investment objective, the principal investment policies, and the main risks of the Funds are described in the Prospectus. Each Fund is a special type of fund known as a "fund of funds" that invests primarily in a diversified portfolio of Oppenheimer mutual funds. Those funds are referred to as the "Underlying Funds." This Statement of Additional Information
contains supplemental information about those policies and risks and the types of securities the Funds' and Underlying Funds' investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Funds or the
Underlying Funds. Additional information is also provided about the strategies that each Fund may use to try to achieve its objective.

      The Funds' Investment Policies.  Each Fund normally invests in a portfolio of Class Y shares of the Oppenheimer Underlying Funds. The Funds may invest in Class A shares of an Underlying Fund if Class Y shares are not available. The composition of those investments, and the factors considered in allocating the Funds' assets among the Underlying Funds, may vary over time. From time to time, the Funds may also invest in the securities of individual issuers directly, as described below. The risks of such direct investments in those securities are the same risks that the securities have in the portfolios of the Underlying Funds. However a Fund may have greater exposure to such securities, and therefore to such risks, when it makes a direct investment. As indicated in the Prospectus, the Funds currently invest in the following Underlying Funds:

               ----------------------------------------------
               Transition 2010 Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Capital Appreciation Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Core Bond Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Global Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Main Street Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer MidCap Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Commodity Strategy Total
                     Return Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Small- & Mid- Cap Value
                     Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Value Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Champion Income Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Main Street Opportunity
                     Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer U.S. Government Trust
               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer International Bond Fund

               ----------------------------------------------

               ----------------------------------------------
               Transition 2015 Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Capital Appreciation Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Core Bond Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer International Growth Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Quest International Value

                     Fund, Inc.

               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Main Street Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer MidCap Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Commodity Strategy Total
                     Return Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Small- & Mid- Cap Value
                     Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Value Fund
               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer International Bond Fund

               ----------------------------------------------

               ----------------------------------------------
               Transition 2020 Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Capital Appreciation Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Core Bond Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Growth Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer International Growth Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Quest International Value

                     Fund, Inc.

               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Main Street Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer MidCap Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Commodity Strategy Total
                     Return Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Small- & Mid- Cap Value
                     Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Value Fund
               ----------------------------------------------

               ----------------------------------------------

               Transition 2025 Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Capital Appreciation Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Main Street Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Value Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer MidCap Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Small- & Mid- Cap Value
                     Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer International Growth Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer International Value Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Developing Markets Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Core Bond Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Commodity Strategy Total
                     Return Fund

               ----------------------------------------------

               ----------------------------------------------
               Transition 2030 Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Capital Appreciation Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Growth Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer International Growth Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Quest International Value

                     Fund, Inc.

               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Main Street Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer MidCap Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Commodity Strategy Total
                     Return Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Small- & Mid- Cap Value
                     Fund
               ----------------------------------------------
               ----------------------------------------------
                     Oppenheimer Value Fund
               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Developing Markets Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Core Bond Fund

               ----------------------------------------------

               ----------------------------------------------

               Transition 2040 Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Capital Appreciation Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Main Street Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Value Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer MidCap Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Small- & Mid- Cap Value
                     Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer International Growth Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Developing Markets Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Core Bond Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Commodity Strategy Total
                     Return Fund

               ----------------------------------------------

               ----------------------------------------------

               Transition 2050 Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Capital Appreciation Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Main Street Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Value Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer MidCap Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Small- & Mid- Cap Value
                     Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Developing Markets Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Core Bond Fund

               ----------------------------------------------
               ----------------------------------------------

                     Oppenheimer Commodity Strategy Total
                     Return Fund

               ----------------------------------------------

      The Underlying Funds' Investment Policies.  The Funds' Prospectus
includes the investment objective and a brief description of each of the
Underlying Funds. The Underlying Funds are currently: Oppenheimer Capital
Appreciation Fund ("Capital Appreciation Fund"), Oppenheimer Champion Income
Fund ("Champion Income Fund"), Oppenheimer Commodity Strategy Total Return
Fund ("Commodity Strategy Total Return Fund"), Oppenheimer Core Bond Fund
("Core Bond Fund"), Oppenheimer Developing Markets Fund (Developing Markets
Fund"), Oppenheimer Dividend Growth Fund ("Dividend Growth Fund"),
Oppenheimer Global Fund ("Global Fund"), Oppenheimer International Bond Fund
("International Bond Fund") Oppenheimer International Growth Fund
("International Growth Fund"), Oppenheimer International Value Fund
("International Value Fund"), Oppenheimer Limited-Term Government Fund
("Limited-Term Government Fund"), Oppenheimer Main Street Fund ("Main Street
Fund"), Oppenheimer Main Street Opportunity Fund ("Main Street Opportunity
Fund"), Oppenheimer Main Street Small Cap Fund ("Main Street Small Cap
Fund"), Oppenheimer MidCap Fund ("MidCap Fund"), Oppenheimer Quest
International Value Fund ("Quest International Value Fund"), Oppenheimer Real
Estate Fund ("Real Estate Fund"), Oppenheimer Rising Dividends Fund ("Rising
Dividends Fund"), Oppenheimer Small- & Mid- Cap Value Fund ("Small- & Mid-
Cap Value Fund"), Oppenheimer U.S. Government Trust ("U.S. Government
Trust"), and Oppenheimer Value Fund ("Value Fund"). Set forth below is supplemental information about the types of securities the Underlying Funds may invest in, as well as strategies the Underlying Funds may use to try to achieve their objectives. The charts below indicates some of the types of securities and strategies that each of the Underlying Funds may use. The choice of Underlying Funds, the objectives and investment policies of the
Underlying Funds and the Funds' allocations to the Underlying Funds may change without notice to or approval of the Funds' shareholders.

----------------------------------------------------------------------------------------------

                        Capital    Champion  Core      DevelopingDividend Global    Growth
                        AppreciatioIncome              Markets   Growth
                           Fund      Fund    Bond Fund   Fund      Fund     Fund      Fund

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Common Stock              X          X         X         X        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Preferred Stock           X          X         X         X        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Convertible               X          X         X         X        X         X         X

  Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Rights                    X          X         X         X        X         X         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Warrants                  X          X         X         X        X         X         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Growth Companies          X          -         -         X        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Value Companies           -          -         -         -        X         -         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Mid-Cap Companies         X          -         -         -        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Small-Cap Companies       X          -         -         X        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Unseasoned Issuers        X          -         -         X        -         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Cyclical                  X          -         -         -        -         X         X

  Opportunities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Real Estate               -          -         -         -        -         X         -
  Investment Trusts

  (REITs)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Foreign Equity            X          X         X         X        X         X         X

  Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   Developing Markets       -          X         X         X        -         X         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   Privatization            -          -         -         X        -         -         -
   Programs

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Investment Company        X          X         X         -        X         -         X

  Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Fixed Income Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Floating Rate             -          X         X         -        -         -         -
  Securities

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Variable Rate             -          X         X         -        -         -         -
  Securities

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Zero Coupon               -          X         X         -        X         X         -

  Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Lower Grade Debt          -          X         X         -        X         X         -
  Securities

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Bank Obligations and      -          -         X         -        -         -         -
  Related Securities

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Loan Participation        -          X         X         -        -         -         -
  Interests

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Master Demand Notes       -          -         X         -        -         -         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Foreign Debt              X          X         X         -        -         -         -
  Obligations

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  U.S. Government           X          X         X         X        X         X         X
  Securities

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   U.S. Treasury            X          X         X         X        X         X         X
   Obligations

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   Government Agency        X          X         X         X        X         X         X

   Obligations
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Mortgage Related          -          X         X         -        X         X         -

  Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   Collateralized           -          X         X                  -         -         -
   Mortgage

   Obligations (CMOs)                                      -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   Forward Rolls            -          X         X         -        -         X         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   Stripped Mortgage        -          X         X         -        X         -         -
   Related Securities

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   Mortgage Related         -          X         X                  X         -         -
   Government

   Obligations                                             -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   Commercial Mortgage      -          X         X         -        X         -         -
   Related Obligations

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Asset Backed              -          X         X         -        -         -         -
  Securities

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Money Market              X          X         X         X        X         X         X

  Instruments
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Commercial Paper          -          -         X         X        X         X         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Derivatives
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Futures                   X          X         X         X        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Options                   X          X         X         X        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   Write Covered Calls      X          X         X         X        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   Write Put Options        X          X         X         X        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   Purchase Puts and        X          X         X         X        X         X         X

   Calls
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   Foreign Currency         X          X         X         X        X         X         X

   Options
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Forward Contracts         X          X         X         X        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Interest Rate Swaps       -          X         X         -        -         X         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Total Return Swaps        -          -         -         -        -         -         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Swaptions                 -          X         X         -        -         X         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Credit Derivatives        -          X         X         -        -         -         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Structured Notes          -          X         X         -        -         -         -

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Other Investments and
Strategies
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Repurchase Agreements     X          X         X         X        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Reverse Repurchase        -          -         -         -        X         X         -
  Agreements

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  When Issued               -          X         X         X        X         -         -

  Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Delayed Delivery          -          X         X         X        X         -         -

  Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Securities Lending        X          X         X         X        X         X         X

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Borrowing for             -          -         -         X        -         X         -

  Leverage
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  Illiquid and              X          X         X         X        X         X         X

  Restricted Securities
----------------------------------------------------------------------------------------------

       ---------------------------------------------------------------------------------------------------

                      InternationInternationInternational Quest    Limited   Main        Main    Main

                                                                   Term                 Street   Street

                      Growth                           InternationaGovernmentStreet   OpportunitySmall
                         Fund    Bond Fund  Value Fund Value Fund    Fund      Fund      Fund    Cap Fund

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------
       Equity
       Securities
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Common Stock     X          X          X           X          -        X         X         X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Preferred        X          X          X           X          -        -         X         X

         Stock
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Convertible      X          X          X           X          -        X         X         X

         Securities
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Rights           X          X          X           X          -        X         X         X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Warrants         X          X          X           X          -        X         X         X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Growth           X          -          -           -          -        X         X         X

         Companies
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Value            -          -          X           X          -        X         X         X

         Companies
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Mid-Cap          X          -          X           X          -        X         X         X

         Companies
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Small-Cap        X          -          X           X          -        X         X         X

         Companies
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Unseasoned       X          -          X           X          -        X         X         X

         Issuers
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Cyclical         X          -          X           X          -        -         -         -

         Opportunities
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Real Estate      -          -          -           -          -        -         -         -
         Investment
         Trusts

         (REITs)
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Foreign          X                     X           X          -        X         X

         Equity

         Securities                  X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

          Developing      X          X          X           X          -        -         -         -

          Markets
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

                          -                     -           -          -        -         -         -
          Privatization
          Programs                   X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Investment       -                     X           X          X        X         X         X

         Company

         Securities                  X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------
       Fixed Income
       Securities
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Floating         -          X          -           -          X        -         -         -
         Rate
         Securities

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Variable         -          X          -           -          X        -         -         -
         Rate
         Securities

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Zero Coupon      -          X          -           -          -        -         -         -
         Securities

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Lower Grade      X          X          X           X          -        X         -         -

         Debt
         Securities
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Bank             X                     X           X          X        -         -         X

         Obligations
         and Related

         Securities                  X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Loan             -                     -           -          -        -         -         -
         Participation
         Interests                   -

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Master           -          -          X           X          -        -         -         -
         Demand Notes

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Foreign          X          X          X           X          -        X         X         -

         Debt
         Obligations
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         U.S.             X          X          X           X          X        X         X         X

         Government
         Securities
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

          U.S.            X                     X           X          X        X         X         X
          Treasury
          Obligations                X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

          Government      X                     X           X          X        X         X         X

          Agency

          Obligations                -

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Mortgage         -                     -           -          X        -         -         -
         Related
         Securities                  X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

                          -                     X           X          X        -         -         -

          Collateralized
          Mortgage

          Obligations                X
          (CMOs)

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

          Forward         -          X          -           -          -        -         -         -
          Rolls

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

          Stripped        -          X          -           -          -        -         -         -
          Mortgage
          Related
          Securities

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

          Mortgage        -                     X           X          X        -         -         -

          Related
          Government

          Obligations                -

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

          Commercial      -                     -           -          -        -         -         -
          Mortgage
          Related
          Obligations                X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Asset            -          -          -           -          X        -         -         -
         Backed
         Securities

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Money            X          X          X           X          X        X         X         X

         Market
         Instruments
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Commercial       -          X          X           X          X        X         X         X

         Paper
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------
       Derivatives
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Futures          X          X          X           X          X        X         X         X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Options          X          X          X           X          X        X         X         X

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

          Write           X          X          X           X          X        X         X         X

          Covered
          Calls
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

          Write Put       X          X          X           X          X        X         X         X

          Options
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

          Purchase        X          X          X           X          X        X         X         X

          Puts and
          Calls
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

          Foreign         X          X          X           X          -        X         X         X

          Currency
          Options
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Forward          X          X          X           X          -        X         X         X

         Contracts
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Interest         -          X          -           -          X        X         -         -

         Rate Swaps
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Total            X          X          -           -          -        -         -         -
         Return Swaps

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Swaptions        -          -          -           -          -        X         -         -

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Credit           -          -          -           -          -        -         -         -
         Derivatives

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Structured       -          X          -           -          -        -         -         -
         Notes

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------
       Other
       Investments
       and Strategies
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Repurchase       X          X          X           X          X        X         X         X

         Agreements
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Reverse          X          -          -           -          X        -         -         X

         Repurchase
         Agreements
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         When Issued      -          X          -           X          X        X         -         X

         Securities
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Delayed          -          X          -           X          X        X         -         X

         Delivery
         Securities
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Securities       X          X          X           X          X        X         X         X

         Lending
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Borrowing        X          X          -           -          -        -         -         -
         for Leverage

       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------

         Illiquid         X          X          X           X          X        X         X         X

         and
         Restricted
         Securities
       ---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

                        MidCap   CommodityReal        Rising     Small- &  U.S.      Value Fund
                                 Strategy            Dividends
                                 Total                 Fund
                                 Return   Estate                 Mid- Cap  Government

                          Fund     Fund      Fund               Value Fund   Trust
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Common Stock             X        -         -         X           X          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Preferred Stock          X        -         -         X           X          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Convertible              X        X         X         X           X          -         X

  Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Rights                   X        -         X         X           X          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Warrants                 X        -         X         X           X          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Growth Companies         X        -         -         -           -          -         -

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Value Companies          -        -         -         -           X          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Mid-Cap Companies        X        -         -         -           X          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Small-Cap Companies      X        -         -         -           X          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Unseasoned Issuers       X        -         -         -           X          -         -

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Cyclical                 X        -         -         -           -          -         -
  Opportunities

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Real Estate              -        -         X         -           -          -         -
  Investment Trusts

  (REITs)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Foreign Equity           X        X         -         X           X          -         X

  Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Developing Markets      X        X         -         -           X          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Privatization           -        -         -         -           -          -         -
   Programs

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Investment Company       X        X         X         -           X          -         X

  Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Floating Rate            -        X         X         -           -          X         X

  Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Variable Rate            -        X         -         -           -          X         X
  Securities

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Zero Coupon              -        X         -         X           -          X         X

  Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Lower Grade Debt         X        X         X         X           X          -         X

  Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Bank Obligations and     -        X         -         X           X          -         X

  Related Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Loan Participation       -        X         -         -           X          -         -
  Interests

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Master Demand Notes      -        X         -         -           X          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Foreign Debt             X        X         -         -           X          -         X

  Obligations
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  U.S. Government          X        X         X         X           X          X         X
  Securities

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   U.S. Treasury           X        X         X         -           X          X         X

   Obligations
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Government Agency       X        X         X         -           X          X         X

   Obligations
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Mortgage Related         -        X         -         -           -          X         X
  Securities

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Collateralized          -        X         -         -           -          X         X

   Mortgage
   Obligations (CMOs)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Forward Rolls           -        X         -         -           -          X         -

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Stripped Mortgage       -        X         -         -           -          X         X
   Related Securities

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Mortgage Related        -        X         -         -           -          X         X
   Government
   Obligations

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Commercial Mortgage     -        X         -         -           -          X         -
   Related Obligations

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Asset Backed             -        X         -         -           -          X         -
  Securities

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Money Market             X        X         X         X           X          X         X

  Instruments
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Commercial Paper         -        X         X         X           X          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Derivatives                                             X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Futures                  X        X         X         X           X          X         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Options                  -        -         X         X           -          -         -

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Write Covered Calls     X        X         X         X           X          X         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Write Put Options       X        X         X         X           X          X         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Purchase Puts and       X        X         X         X           X          X         X

   Calls
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

   Foreign Currency        X        X         X         X           X          -         X

   Options
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Forward Contracts        X        X         X         X           X          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Interest Rate Swaps      -        X         X         -           -          X         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Total Return Swaps       -        -         -         -           -          -         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Swaptions                -        X         -         -           -          X         -

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Credit Derivatives       -        X         -         -           -          -         -

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Structured Notes         -        X         -         -           -          -         -

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Other Investments and
Strategies
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Repurchase Agreements    X        X         X         X           X          X         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Reverse Repurchase       -        X         -         -           X          X         X

  Agreements
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  When Issued              -        X         -         -           X          X         X

  Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Delayed Delivery         -        X         -         -           X          X         X

  Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Securities Lending       X        X         X         X           X          X         X

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Borrowing for            X        -         -         X           -          -         -

  Leverage
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  Illiquid and             X        X         X         X           X          -         X

  Restricted Securities
-----------------------------------------------------------------------------------------------

      The Funds and the Underlying Funds are not required to use all of these investment techniques and strategies in seeking their objectives. They may use some of the investment techniques and strategies only at certain times or not at all.

      For more complete information about each Underlying Fund's investment policies and strategies, please refer to each Underlying Fund's prospectus
SAI. You may obtain a copy of an Underlying Fund's prospectus and SAI by calling 1.800.225.5677, or by downloading it from the OppenheimerFunds, Inc.
website at www.oppenheimerfunds.com.

Equity Securities

Some of the Underlying Funds focus their investments in equity securities of
U.S. and/or foreign companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Investments in equity securities may include stocks of companies of all market capitalization ranges: small-cap, mid-cap and large-cap. Certain of the Underlying Funds emphasize equity investments in one or more capitalization ranges. Certain of the Underlying Funds pursue a "growth"
investing strategy, while others pursue a "value" investing policy.

      |X|...Preferred Stock.  Some of the Underlying Funds may invest in preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating"
stock, which means that it may be entitled to a dividend exceeding the stated
dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

      |X|...Convertible Securities.  Some of the Underlying Funds may invest in convertible securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in the case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when prevailing interest rates fall and decrease when prevailing interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security.
In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the credit rating assigned to the security might have less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities. Convertible debt securities are subject to the credit risks and interest rate risks described below in "Main Risks of Debt Securities."

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager may examine the following factors:

         (1)whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
         (2)whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
            (considering the effect of conversion of the convertible
            securities), and
         (3)the extent to which the convertible security may be a defensive
            "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      |X|...Rights and Warrants. Some of the Underlying Funds may invest in warrants or rights. For specific limitations on the Underlying Funds'
investments in rights and warrants, refer to the Statement of Additional
Information for each Underlying Fund.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |X|...Growth Companies. Some of the Underlying Funds invest in growth companies. Growth companies are those companies that the Manager believes are entering into growth cycles in their businesses, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage.

      Growth companies may have a variety of characteristics that, in the
Manager's view, define them as "growth" issuers. They may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Underlying Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

      |X|...Value Investing. In selecting equity investments, the portfolio managers of certain Underlying Funds may use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the portfolios will realize appreciation in the value of their holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures used to identify these securities include, among others:

o     Price/Earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
o     Price/Book Value Ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
o     Discounted Future Value Analysis, which involves two steps: determining the probable value of the stock at a specific point in the future by researching the current and future prospects of the company;
            and then comparing the probable value to the current stock price to determine if the stock is sufficiently undervalued and if it offers an attractive return over the investment horizon.
o     Valuation of Assets, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

      |X|   Small- and Mid-Cap Issuers.  Securities of small- and
mid-capitalization issuers may be subject to greater price volatility in general than securities of large-cap issuers. Therefore, to the degree that an Underlying Fund has investments in small- or mid-capitalization companies at times of market volatility, its share prices may fluctuate more than a fund that invests in the securities of large-capitalization companies. The market capitalization ranges used by the Underlying Funds will vary from fund to fund. For specific information on the market capitalization ranges and types of investments in equity securities for an Underlying Fund, refer to the prospectus and Statement of Information for each Underlying Fund.

      |X|   Investing in Small, Unseasoned Companies.  Some of the Underlying
Funds can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect an Underlying Fund's ability to dispose of them and can reduce the price the Underlying Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the
Underlying Fund is attempting to dispose of its holdings of that security. In that case, an Underlying Fund might receive a lower price for its holdings than might otherwise be obtained. For specific limitations on the Underlying
Fund's investments in small, unseasoned companies, refer to the Statement of
Additional Information for each Underlying Fund.

      |X|   Cyclical Opportunities.  Some of the Underlying Funds seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager(s) of those
Underlying Funds believes they have growth potential. For example, when the economy is expanding, companies in the consumer durable and technology sectors might benefit and offer long-term growth opportunities. Other cyclical industries include insurance, for example. Those Underlying Funds focus on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

      |X|   Real Estate Investment Trusts (REITs). Some of the Underlying
Funds can invest in REITs, as well as real estate development companies and operating companies. They can also buy shares of companies engaged in other real estate businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT can focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.

      To the extent a REIT focuses on a particular project, sector of the real estate market or geographic region, its share price will be affected by economic and political events affecting that project, sector or geographic region. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

      |X|   Investing in Foreign Securities.  Some of the Underlying Funds
may invest in foreign securities. "Foreign securities" include equity and debt securities issued or guaranteed by companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities, such as the World Bank. They also include securities of companies (including those that are located in the U.S. or organized under
U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities denominated in foreign currencies issued by U.S. companies are also considered to be
"foreign securities." For specific information on the type of securities that an Underlying Fund considers "foreign securities" and the limitations on the total amount of assets of the Underlying Funds that can be invested in foreign securities, refer to the prospectuses and statements of additional information for the Underlying Funds.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets may be considered "foreign securities" for the purpose of the Underlying Funds' investment allocations because they are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets, or to benefit from the appreciation relative to the U.S. Dollar of foreign currencies in which such securities may denominated. The Underlying Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

      |X|   Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency, rates or currency devaluation, or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
         U.S.;
o     less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     possible unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed. Certain types of foreign securities have other particular risks. The following information describes some of the risks of particular foreign securities.

      |X|   Passive Foreign Investment Companies. Some securities of
      corporations domiciled outside the U.S. which the Underlying Funds may purchase, may be considered passive foreign investment companies
      ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if
      50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Internal Revenue Code of 1986, as amended (the "Internal Revenue Code")ss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that an Underlying Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Underlying Funds make every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Underlying Funds' minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
      "Investment Company Act"), the Underlying Funds may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a Fund's expenses
      (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under
      "Investment in Other Investment Companies."

      |X|        Special Risks of Emerging and Developing Markets. Emerging
      and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan.
      There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Underlying Funds' Manager will consider these factors when evaluating securities in these markets. For specific limitations on the Underlying Funds' investments in emerging and developing markets, refer to the Statement of Additional Information for each
      Underlying Fund.

         o  Settlement of Transactions. Settlement procedures in developing markets may differ from those of more established securities markets. Settlements may also be delayed by operational problems.
            Securities issued by developing countries and by issuers located in those countries may be subject to extended settlement periods.
            Delays in settlement could result in temporary periods during which a portion of an Underlying Fund's assets is uninvested and no return is earned on those assets. The inability of an
            Underlying Fund to make intended purchases of securities due to settlement problems could cause an Underlying Fund to miss investment opportunities. An Underlying Fund could suffer losses from the inability to dispose of portfolio securities due to settlement problems. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of an Underlying Fund's portfolio or, if an Underlying Fund has entered into a contract to sell the security, a possible liability to the purchaser.

         o  Price Volatility. Securities prices in developing markets may be significantly more volatile than is the case in more developed nations of the world. In particular, countries with emerging markets may have relatively unstable governments. That presents the risk of nationalization of businesses, restrictions on foreign ownership or prohibitions of repatriation of assets.
            These countries may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries and, as such, may be highly vulnerable to changes in local or global trade conditions.

         o  Less Developed Securities Markets. Developing market countries may have less well-developed securities markets and exchanges.
            Consequently they have lower trading volume than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Therefore, prompt liquidation of substantial portfolio holdings may be difficult at times. As a result, these markets may be
            substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability.

         o  Government Restrictions. In certain developing countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as an Underlying Fund. Also, a
            government might impose temporary restrictions on remitting capital abroad if the country's balance of payments deteriorates, or it might do so for other reasons. If government approval were delayed or refused, an Underlying Fund could be adversely
            affected. Additionally, an Underlying Fund could be adversely affected by the imposition of restrictions on investments by foreign entities.

         o  Privatization Programs. The governments in some developing countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises.
            Privatization programs may offer opportunities for significant capital appreciation, and the Manager may invest Underlying Funds assets in privatization programs in what it considers to be appropriate circumstances. In certain developing countries, the ability of foreign entities such as an Underlying Fund to
            participate in privatization programs may be limited by local law. Additionally, the terms on which an Underlying Fund might be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that
            privatization programs will be successful.

      |X|   Investment in Other Investment Companies. Some of the Underlying
Funds can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, an Underlying Fund may invest in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Underlying Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio, at times when the
Underlying Fund may not be able to buy those portfolio securities directly.
As a non-fundamental policy, the Underlying Funds cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section
12(d)(1) of the Investment Company Act.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Underlying Funds do not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, an Underlying Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. For specific limitations on the Underlying Fund's investments in securities of other investment companies, refer to the
Statement of Additional Information for each Underlying Fund. The Underlying
Funds do not anticipate investing a substantial amount of their net assets in shares of other investment companies.

Debt Securities

      Some of the Underlying Funds invest in debt securities with differing credit and maturity characteristics, and with fixed or floating interest rates, to seek their objectives. Other Underlying Funds may invest in debt securities for defensive purposes and/or for liquidity. Certain types of debt securities in which the Underlying Funds may invest are described below. For specific limitations on an Underlying Fund's investments in debt securities, refer to the Statement of Additional Information for that fund.

      |X|   Floating Rate and Variable Rate Obligations. Some of the
securities that some of the Underlying Funds can purchase have variable or floating interest rates The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rates on variable rate obligations are adjusted at stated periodic intervals.

      Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      Floating rate and variable rate obligations that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals, generally not exceeding one year and upon no more than 30 days' notice. Variable rate obligations may have a demand feature that allows an Underlying Fund to tender the obligation to the issuer or a third party at certain times. The tender may be at par value plus accrued interest, according to the terms of the obligations. Floating rate notes may also have a feature that allows the holder to receive payment prior to maturity. The issuer of a "demand"
obligation normally has a corresponding right to prepay the outstanding principal amount of the note plus accrued interest after a given period. The issuer usually must provide a specified number of days' notice to the holder.

      The floating rate and variable rate obligations in which an Underlying
Fund may invest generally must meet the credit quality requirements of that fund. The Manager may determine that an unrated floating rate or variable rate obligation meets an Underlying Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      |X|   Zero Coupon Securities. An Underlying Fund may buy zero-coupon, delayed interest and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. An Underlying Fund can buy different types of zero-coupon or stripped securities, including, among others, foreign debt securities and
U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      An Underlying Fund's investment in zero-coupon securities may cause it to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Underlying Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of the Underlying Fund's shares.

      |X|   Lower-Grade Debt Securities. "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's Investors Service ("Moody's") or lower than "BBB" by
Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch") or similar ratings by other rating organizations. If they are unrated, and are determined by an Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the
Underlying Fund's portfolio of lower-grade securities. International Bond
Fund and Global Opportunities Fund can invest in securities rated as low as
"C" or "D" or which may be in default at the time of purchase. A description of the debt security ratings categories of the principal rating organizations is included in Appendix A to this Statement of Additional Information.

      Because lower-grade debt securities tend to offer higher yields than investment-grade securities, an Underlying Fund might invest in lower-grade securities if its manager is trying to achieve higher income. For specific limitations on the Underlying Funds' investments in lower-grade debt securities, refer to the Statement of Additional Information for each
Underlying Fund.

      |X|   Bank Obligations and Securities That Are Secured By Them. Some of
the Underlying Funds can invest in bank obligations, including time deposits, certificates of deposit, and bankers' acceptances. They must be either obligations of a domestic bank with total assets of at least $1 billion or obligations of a foreign bank with total assets of at least U.S. $1 billion.
Those Underlying Funds may also invest in instruments secured by bank obligations (for example, debt which is guaranteed by the bank). For purposes of this policy, the term "bank" includes commercial banks, savings banks, and savings and loan associations that may or may not be members of the Federal
Deposit Insurance Corporation.

      Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by the Underlying Funds in illiquid investments.

      Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed
"accepted" when a bank guarantees their payment at maturity.

      |X|   Loan Participation Interests. Some of the Underlying Funds can
invest in participation interests, subject to the Underlying Funds'
limitations on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. The issuing financial institution may have no obligation to an Underlying Fund other than to pay the Underlying Fund the proportionate amount of the principal and interest payments it receives. For specific limitations on the Underlying Funds' investments in participation interests, refer to the Statement of Additional Information for each
Underlying Fund.

      Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, an Underlying Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of an Underlying Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, an Underlying Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

      |X|   Master Demand Notes. Master demand notes are corporate
obligations that permit the investment of fluctuating amounts by some
Underlying Funds at varying rates of interest under direct arrangements between an Underlying Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. An Underlying Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, an Underlying Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand. For specific limitations on an
Underlying Fund's investments in these notes, refer to the Underlying Fund's
Statement of Additional Information.

      The Underlying Funds may have no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes may be subject to the limitation on investments by an Underlying
Fund in illiquid securities, described in the Underlying Fund's Prospectus and SAI.

      |X|   Foreign Debt Obligations. Some of the Underlying Funds can invest in obligations issued by foreign governments and private foreign issuers.

      ?  Foreign Sovereign Debt Obligations. The debt obligations of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government.

      Some of the Underlying Funds also can buy securities issued by certain
      "supra-national" entities, which include entities designated or supported by various governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and
      Development (commonly called the "World Bank"), the Asian Development
      Bank and the Inter-American Development Bank.

      The governmental members of these supra-national entities are
      "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      ?  Brady Bonds. Some of the Underlying Funds can invest in U.S.
      dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments;
      (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon
      U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted
      Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.
      Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

      |X|   U.S. Government Securities. Some of the Underlying Funds may
invest in U.S. government securities. These are securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities."
The obligations of U.S. government agencies or instrumentalities in which the
Underlying Funds can invest may or may not be guaranteed or supported by the
"full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United
States if the issuing agency or instrumentality does not meet its commitment.

      ?  U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and
      Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Other U.S. Treasury obligations the Underlying Funds can buy include U.S. Treasury securities that have been "stripped" by a Federal
      Reserve Bank, zero-coupon U.S. Treasury securities described below, and
      Treasury Inflation-Protection Securities ("TIPS").

      ?  Obligations Issued or Guaranteed by U.S. Government Agencies or
      Instrumentalities. These include direct obligations and
      mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage
      Association pass-through mortgage certificates (called "Ginnie Maes").
      Some are supported by the right of the issuer to borrow from the U.S.
      Treasury under certain circumstances, such as Federal National Mortgage
      Association bonds and Federal Home Loan Mortgage Corporation obligations.

      |X|   Mortgage-Related Securities. Some of the Underlying Funds can
invest in mortgage-related securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some of the
Underlying Funds can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      ?  Collateralized Mortgage Obligations. Collateralized mortgage obligations or CMOs, are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:

o     pass-through certificates issued or guaranteed by Government National
               Mortgage Association (GNMA), Federal National Mortgage
               Association (FNMA), or Federal Home Loan Mortgage Corporation
               (FHLMC),
o     unsecuritized mortgage loans insured by the Federal Housing
               Administration or guaranteed by the Department of Veterans'
               Affairs,
o     unsecuritized conventional mortgages,
o     other mortgage-related securities, or
o     any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date.
      Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      ?  Forward Rolls. Some of the Underlying Funds can enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, an Underlying Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to an Underlying Fund in excess of the yield on the securities that have been sold.

      An Underlying Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Underlying Funds will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, Underlying Funds will not be entitled to receive interest and principal payments on the securities that have been sold.
      It is possible that the market value of the securities an Underlying
      Fund sells might decline below the price at which the Underlying Funds are obligated to repurchase securities.

      ?  "Stripped" Mortgage Related Securities. Some of the Underlying Funds
      may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments.
      These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Underlying Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially. The market for some of these securities may be limited, making it difficult for an Underlying Fund to dispose of its holdings at an acceptable price.

      ?  Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. For specific limitations on the Underlying Funds' investments in mortgage-related U.S. government securities, refer to the Statement of Additional Information for each
      Underlying Fund.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced. Additionally, an Underlying Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce that Underlying Funds' yield.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Underlying Funds' share prices.

      ?  GNMA Certificates ("Ginnie Mae"). The GNMA is a wholly-owned corporate instrumentality of the United States within the U.S.
         Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home
         Administration or guaranteed by the Veterans Administration.

         The Ginnie Maes in which some of the Underlying Funds invest are of the "fully modified pass-through" type. They provide that the registered holders of the Certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

         The Ginnie Maes purchased by the Underlying Funds are guaranteed as to timely payment of principal and interest by GNMA. In giving that guaranty, GNMA expects that payments received by the issuers of
         Ginnie Maes on account of the mortgages backing the Certificates will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the
         Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

         Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an Assistant Attorney General of the United States, dated
         December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit." GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

         Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages.
         Except to the extent of payments received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA. Holders of Ginnie Maes
         (such as the Underlying Funds) have no security interest in or lien on the underlying mortgages.

         Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Underlying Funds with respect to the mortgages underlying the Ginnie Maes held by the
         Underlying Funds. All of the mortgages in the pools relating to the
         Ginnie Maes in the Underlying Funds are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on 1-to-4-family dwellings underlying certain Ginnie Maes have a stated maturity of up to thirty (30) years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

      ?  FNMA Certificates ("Fannie Mae"). FNMA, a federally-chartered and privately-owned corporation, issues Fannie Mae Certificates which are backed by a pool of mortgage loans. Fannie Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of FNMA under its guarantees are obligations solely of FNMA and are not backed by the full faith and credit of the United States or any of its agencies or
         instrumentalities other than FNMA.

      ?  FHLMC) Certificates. FHLMC, a corporate instrumentality of the
         United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a
         FHLMC Certificate timely payment of the amounts representing a holder's proportionate share of:

o     interest payments less servicing and guarantee fees,
o     principal prepayments, and
o     the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

         The obligations of FHLMC under its guarantees are obligations solely of FHLMC and are not backed by the full faith and credit of the
         United States.

      ?  Commercial (Privately-Issued) Mortgage Related Securities. Some of
      the Underlying Funds can invest in commercial mortgage-related securities issued by private entities. Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

      |X|   Asset-Backed Securities. Some of the Underlying Funds may invest in asset-backed securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. They are similar to mortgage-related securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, an
Underlying Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, an
Underlying Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs.

      |X|   Money Market and Other Short-Term Debt Obligations.  Some of the
Underlying Funds can invest in a variety of high quality money market instruments and other short-term debt obligations, under both normal market conditions and for defensive purposes. Money market securities are high-quality, short-term debt instruments that are issued by the U.S.
government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The following is a brief description of the types of money market securities and short-term debt obligations the
Underlying Funds can invest in.

      ?  Bank Obligations. Some of the Underlying Funds can buy time deposits, certificates of deposit and bankers' acceptances. They must be:

o     obligations issued or guaranteed by a domestic bank or foreign bank
               (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion,
o     banker's acceptances (which may or may not be supported by letters of credit) only if guaranteed by a U.S. commercial bank with
               total assets of at least U.S. $1 billion.

      Some of the Underlying Funds can make time deposits. These are non-negotiable deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to an Underlying
      Fund's limits on illiquid investments. "Banks" include commercial banks, savings banks and savings and loan associations.

      ?  Commercial Paper. Some of the Underlying Funds can invest in commercial paper if it is rated within the top three rating categories of S&P and Moody's or other rating organizations. If the paper is not rated, it may be purchased if the Underlying Funds' manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

      Some of the Underlying Funds can buy commercial paper that is not in the top three rating categories (including U.S. dollar-denominated securities of foreign branches of U.S. banks) if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by an Underlying Fund.

Main Risks of Debt Securities

      In general, debt securities are subject to two primary types of risk:
credit risk and interest rate risk. The values of debt securities may be affected by changes in the market's perception of the likely direction of interest rates and/or the creditworthiness of the entity issuing or guaranteeing a security. Their values may also be affected by changes in government regulations and tax policies.

      |X|   Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      Some of the Underlying Funds' investments are investment-grade debt securities and U.S. government securities. U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories. Investment-grade bonds are bonds that are rated at least "Baa" by Moody's, or at least "BBB" by S&P and Fitch, or have comparable ratings by another nationally-recognized rating organization.

      While securities rated "Baa" by Moody's or "BBB" by S&P and Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics.
Definitions of the debt security ratings categories of Moody's, S&P, and
Fitch are included in Appendix A to this Statement of Additional Information.

      Some of the Underlying Funds also buy non-investment-grade debt securities (commonly referred to as "junk bonds"). "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by S&P or Fitch or similar ratings by other nationally recognized rating organizations
("NRSRO"). If they are unrated, and are determined by an Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the
Underlying Fund's assets that can be invested in lower-grade securities.

      |X|   Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in prevailing interest rates will tend to reduce the market value of already-issued debt securities, and a decline in prevailing interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after an Underlying
Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore an Underlying Fund's net asset values will be affected by those fluctuations.

      |X|   Special Risks of Lower-Grade Debt Securities. Because lower-grade debt securities tend to offer higher yields than investment-grade securities, an Underlying Fund might invest in lower-grade securities if its manager is trying to achieve higher income. For specific limitations on Underlying
Funds' investments in lower-grade debt securities, refer to the Statement of
Additional Information for each Underlying Fund.

      "Lower-grade" debt securities are those rated below "investment grade,"
which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by S&P or Fitch, or similar ratings by other rating organizations. If they are unrated, and are determined by an Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Underlying Fund's portfolio of lower-grade securities.
International Bond and Global Opportunities can invest in securities rated as low as "C" or "D" or which may be in default at the time such Underlying Fund buys them.

      Some of the special credit risks of lower-grade securities include the following: There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.

      To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      |X|   Mortgage Prepayment and Extension Risks.  In periods of declining interest rates, mortgages are more likely to be prepaid. As a result, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated
maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the
Underlying Funds' shares. If a mortgage-related security has been purchased at a premium, all or part of the premium an Underlying Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, an Underlying
Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on the Underlying Funds' mortgage-related securities were to decrease broadly, the Underlying Funds' effective duration and therefore its sensitivity to interest rates, would increase.

Derivative Securities

      Many Underlying Funds can invest in a variety of derivative investments to seek income, to seek income for liquidity needs or for hedging purposes.
Some derivative investments the Underlying Funds can use are the hedging instruments described below in this Statement of Additional Information.
Segregated accounts will be maintained for all derivative transactions, to the extent required by the Investment Company Act. For specific limitations, if any, on the Underlying Funds' investments in derivatives, refer to the
Statement of Additional Information for each Underlying Fund.

      Among the derivative investments some of the Underlying Funds can invest in are "index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S.
dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments some of the Underlying Funds can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Underlying Funds' manager expected.

      |X|   Using Derivatives for Hedging. Many Underlying Funds can use
derivative instruments for hedging, even if they do not use them in seeking their objectives, to attempt to protect against declines in the market value of the Underlying Funds' portfolios, to permit the Underlying Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, those Underlying
Funds could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered calls on securities or futures. Covered calls may also be used to increase certain Underlying Funds' income.

      The Underlying Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Underlying Fund would normally seek to purchase the securities and then terminate the related hedging position. An Underlying
Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so an Underlying Fund could:

o     buy futures, or
o     buy calls on futures or on securities.

      The Underlying Funds are not obligated to use hedging instruments, even though they may be permitted to use them in the Manager's discretion, as described below. An Underlying Fund's strategy of hedging with futures and options on futures may be incidental to its activities in the underlying cash market. The particular hedging instruments the Underlying Funds can use are described below. The Underlying Funds may employ new derivative instruments and hedging instruments and strategies when they are developed, if those investment methods are consistent with the Underlying Funds' investment objectives and are permissible under applicable regulations governing the
Underlying Funds.

      |X|   Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Underlying Fund's return. The Underlying Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      An Underlying Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the
Underlying Fund might cause the Underlying Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Underlying
Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Underlying Fund's control, holding a put might cause the Underlying Fund to sell the related investments for reasons that would not exist in the absence of the put.

      An Underlying Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Underlying Fund is exercised on an investment that has increased in value, the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The
Underlying Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Underlying Fund's securities. For example, it is possible that while the Underlying Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Underlying Fund's portfolio might decline. If that occurred, the Underlying Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Underlying Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Underlying Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      An Underlying Fund may use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when an
Underlying Fund does so the market might decline. If an Underlying Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Underlying Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |X|   Futures Contracts. Some of the Underlying Funds can buy and sell futures contracts that relate to (1) broadly-based bond or other security indices (these are referred to as "financial futures"); (2) commodity contracts (these are referred to as "commodity futures"); (3) debt securities
(these are referred to as "interest rate futures"); (4) foreign currencies
(these are referred to as "forward contracts"); (5) individual stock (these are referred to as "single stock futures"); (6) bond indices (these are referred to as "bond index futures"); and (7) broadly-based stock indices
(these are referred to as "stock index futures"). For specific information on the permitted type of futures contract for an Underlying Fund, refer to the
Statement of Additional Information for each Underlying Fund.

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities.
A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation.
Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.
Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      Certain Underlying Funds may invest a portion of their assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. Those Underlying Funds may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No payment is made or received by an Underlying Fund on the purchase or sale of a future. Upon entering into a futures transaction, an Underlying
Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with an Underlying Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on an Underlying Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, an Underlying Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Underlying Funds. Any loss or gain on the future is then realized by the Underlying Funds for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |X|   Options. Some Underlying Funds can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Underlying Funds can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in this Statement of
Additional Information.

      ?  Writing (Selling) Covered Call Options. Some Underlying Funds can
         write (that is, sell) covered calls. If an Underlying Fund sells a call option, it must be covered. That means the Underlying Fund must own the security subject to the call while the call is outstanding, or, for calls on futures and indices, the call may be covered by identifying liquid assets to enable the Underlying Fund to satisfy its obligations if the call is exercised. For specific limitations on the Underlying Funds' investments in covered calls, refer to the
         Statement of Additional Information for each Underlying Fund.

         When an Underlying Fund writes a call on a security, it receives cash (a premium). The Underlying Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Underlying
         Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Underlying Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the
         Underlying Fund would keep the cash premium and the investment.

         When the Underlying Fund writes a call on an index, it receives cash
         (a premium). If the buyer of the call exercises it, the Underlying
         Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium.

         The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent, through the facilities of the Options Clearing
         Corporation ("OCC"), as to the investments on which the Underlying
         Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Underlying Fund enters into a closing transaction.

         When the Underlying Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the
         Underlying Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the
         Underlying Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Underlying
         Fund may purchase a corresponding call in a "closing purchase transaction." The Underlying Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the
         Underlying Fund wrote is more or less than the price of the call the
         Underlying Fund purchases to close out the transaction. The
         Underlying Fund may realize a profit if the call expires
         unexercised, because the Underlying Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes. When distributed by the Underlying Fund they are taxable as ordinary income. If the Underlying Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Underlying Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the
         Underlying Fund must cover the call by identifying on it books an equivalent dollar amount of liquid assets. The Underlying Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future. Because of this asset coverage requirement, in no circumstances would the Underlying Fund's receipt of an exercise notice as to that future require the Underlying Fund to deliver a futures contract. It would simply put the Underlying Fund in a short futures position, which is permitted by the Underlying Fund's hedging policies.

      ?  Writing Put Options.  Some Underlying Funds can sell put options on securities, broadly-based securities indices, foreign currencies and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. For specific limitations on the Underlying Funds' investments in put options, refer to the Statement of Additional Information for each
         Underlying Fund.

         If an Underlying Fund writes a put, the put must be covered by liquid assets identified on the Underlying Fund's books. The premium the Underlying Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Underlying Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

         If a put an Underlying Fund has written expires unexercised, the
         Underlying Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the
         Underlying Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Underlying Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the
         Underlying Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Underlying Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise notice by the
         broker-dealer through which the put was sold. That notice will require the Underlying Fund to take delivery of the underlying security and pay the exercise price. The Underlying Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
         That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Underlying
         Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         An Underlying Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put.
         Effecting a closing purchase transaction will also permit the
         Underlying Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Underlying Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

      ?  Purchasing Puts and Calls.  Some Underlying Funds can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not they own the underlying investment.
         Convertible securities funds may buy only those puts that relate to stocks including stocks underlying the convertible securities that the Underlying Fund owns. When an Underlying Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on securities or futures an Underlying Fund owns enables the Underlying Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.
         If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to sell the underlying investment. However, the Underlying
         Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         Buying a put on an investment the Underlying Fund does not own (such as an index or future) permits the Underlying Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         Some of the Underlying Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures.
         They may do so to protect against the possibility that an Underlying
         Fund's portfolio will not participate in an anticipated rise in the securities market. When an Underlying Fund buys a call (other than in a closing purchase transaction), it pays a premium. The
         Underlying Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. For specific limitations on the Underlying Fund's investments in calls and puts, refer to the
         Statement of Additional Information for each Underlying Fund.

         An Underlying Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Underlying Fund exercises the call. If the Underlying Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

         When an Underlying Fund purchases a put or call on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Underlying Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

      ?  Buying and Selling Options on Foreign Currencies.  Some of the
         Underlying Funds can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. An Underlying
         Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Underlying Fund wants to acquire.

         If their manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If their manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the
         Underlying Fund's position. The Underlying Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call an Underlying Fund writes on a foreign currency is "covered"
         if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

         The Underlying Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Underlying Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy.
         In those circumstances, the Underlying Fund covers the option by maintaining and identifying cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option.

      |X|   Forward Contracts.  Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. An Underlying Fund may use them to "lock in" the
U.S. dollar price of a security denominated in a foreign currency that an
Underlying Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. An Underlying Fund may also use "cross-hedging" where an Underlying
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      An Underlying Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities an Underlying Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Underlying Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Underlying Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of
U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Underlying Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      An Underlying Fund could also use forward contracts to lock in the U.S.
dollar value of portfolio positions. This is called a "position hedge." When an Underlying Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of an Underlying Fund's portfolio securities denominated in that foreign currency. When an Underlying Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.
Alternatively, the Underlying Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the
Underlying Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Underlying Fund are denominated. That is referred to as a
"cross hedge."

      An Underlying Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the Underlying Fund's commitment under forward contracts. An Underlying
Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Underlying
Fund to deliver an amount of foreign currency in excess of the value of the
Underlying Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, an
Underlying Fund may maintain a net exposure to forward contracts in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, an Underlying
Fund may purchase a call option permitting the Underlying Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, an
Underlying Fund may purchase a put option permitting the Underlying Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Underlying Fund's manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency an Underlying Fund is obligated to deliver, the Underlying Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade.
If the market value of the security instead exceeds the amount of foreign currency an Underlying Fund is obligated to deliver to settle the trade, the
Underlying Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Underlying
Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the
Underlying Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring an Underlying
Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Underlying Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Underlying Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Underlying Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Underlying Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Underlying Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Underlying Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Underlying Funds value their assets daily in terms of U.S.
dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Underlying Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Underlying Funds at one rate, while offering a lesser rate of exchange if the Underlying Funds desire to resell that currency to the dealer.

      |X|   Interest Rate Swap Transactions.  Some of the Underlying Funds
can enter into interest rate swap agreements. In an interest rate swap, an
Underlying Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. An
Underlying Fund can enter into swaps only on securities that it owns. The
Underlying Fund will identify on its books liquid assets (such as cash or
U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. For specific limitations on the Underlying Funds'
investments in interest rate swap transactions, refer to the Statement of
Additional Information for each Underlying Fund.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by an Underlying Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Underlying
Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Underlying Funds' manager will monitor the creditworthiness of counterparties to the Underlying Funds'
interest rate swap transactions on an ongoing basis.

      Some Underlying Funds can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between those Underlying Funds and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |X|   Swaps. A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset (cash) at specified dates in the future.
A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. Some of the Underlying Funds may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

o     Lack of Liquidity.  Although the swap market is well-developed for primary participants, there is only a limited secondary market.
            Swaps are not traded or listed on an exchange and
            over-the-counter trading of existing swap contracts is limited.
            Therefore, if the Underlying Fund wishes to sell its swap
            contract to a third party, it may not be able to do so at a favorable price.

o     Regulatory Risk.   Qualifying swap transactions are excluded from
            regulation under the Investment Company Act and the regulations adopted thereunder. See Appendix D to this SAI. Additionally, swap contracts have not been determined to be securities under the rules promulgated by the SEC. Consequently, swap contracts are not regulated by either the CFTC or the SEC, and swap
            participants may not be afforded the protections of the Commodity
            Exchange Act or the federal securities laws.

            To reduce this risk, an Underlying Fund will only enter into swap agreements with counterparties who use standard International
            Swap and Dealers Association, Inc. ("ISDA") contract
            documentation. ISDA establishes industry standards for the documentation of swap agreements. Virtually all principal swap participants use ISDA documentation because it has an established set of definitions, contract terms and counterparty obligations.

            ISDA documentation also includes a "master netting agreement"
            which provides that all swaps transacted between the Underlying
            Fund and a counterparty under the master agreement shall be regarded as parts of an integral agreement. If, on any date, amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the remaining swaps with that party. Under such agreements, if there is a default
            resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the
            mark-to-market value at the time of termination of each swap).
            The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The
            termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |X|   Total Return Swap Transactions.  Some of the Underlying Funds may
enter into total return swaps. For specific limitations on the Underlying
Funds' investments in total return swaps, refer to the Statement of
Additional Information for each Underlying Fund. A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset
(cash) at specified dates in the future. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The
Underlying Funds may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

      The Underlying Funds may invest in total return swaps to gain exposure to the overall commodity markets. In a total return commodity swap the
Underlying Funds will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Underlying
Funds will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Underlying Funds will pay an adjustable or floating fee. With a
"floating" rate, the fee is pegged to a base rate such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Underlying Funds may be required to pay a higher fee at each swap reset date.

      |X|   Swaption Transactions.  Some of the Underlying Funds may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Underlying Funds' statement of financial condition.

      |X|   Credit Derivatives.  Some of the Underlying Funds may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. An
Underlying Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap. An Underlying Fund may take a short position in the credit default swap (also known as "buying credit protection"), or may take a long position in the credit default swap note
(also known as "selling credit protection").

      An Underlying Fund would take a short position in a credit default swap
(the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. If the short credit default swap is against a corporate issue, the Underlying Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Underlying
Fund may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that its manager determines is closely correlated as an inexact bona fide hedge.

      If an Underlying Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Underlying Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Underlying Fund's exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If an Underlying Fund takes a long position in the credit default swap note, if there is a credit event the Underlying Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Underlying Fund is long or short the swap, respectively). For specific limitations on the Underlying Fund's investments in credit derivatives, refer to the Statement of Additional Information for each Underlying Fund.

      |X|   Investments in Hybrid Instruments. A primary vehicle for gaining exposure to the commodities markets is through hybrid instruments. These are either equity or debt derivative securities with one or more commodity-dependent components that have payment features similar to a commodity futures contract, a commodity option contract, or a combination of both. Therefore, these instruments are "commodity-linked." They are considered "hybrid" instruments because they have both commodity-like and security-like characteristics. Hybrid instruments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

o     Qualifying in Hybrid Instruments.  Some of the Underlying Funds may
            invest in hybrid instruments that qualify for exclusion from regulation under the Commodity Exchange Act (the "Act") and regulations adopted thereunder. See Appendix C to this SAI.

o     Principal Protection.  Hybrid instruments may be principal protected, partially protected, or offer no principal protection. A
            principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity.
            Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Underlying Fund will receive at maturity the face or stated value of the note.

            With a principal protected hybrid instrument, the Underlying Fund will receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity or index.
            This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity.
            This optionality can be added to a hybrid structure, but only for a cost higher than that of a partially protected (or no
            protection) hybrid instrument. The Manager's decision on whether to use principal protection depends upon the ability of the issue to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

            With full principal protection, the Underlying Fund will receive at a maturity of the hybrid instrument either the stated par value of the hybrid instrument, or potentially, an amount greater than the stated par value if the underlying commodity, index, futures contract or economic variable to which the hybrid
            instrument is linked has increased in value. Partially protected hybrid instruments may suffer some loss of principal if the underlying commodity, index, futures contract or economic
            variable to which the hybrid instrument is linked declines in value during the term of the hybrid instrument. However,
            partially protected hybrid instruments have a specified limit as to the amount of principal that they may lose.

o     Hybrid Instruments Without Principal Protection.  Some of the
            Underlying Funds may also invest in hybrid instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity price, futures contract, index or other economic variable may have declined sufficiently in value such that some or all of the face value of the hybrid instrument might not be returned. Some of the hybrid instruments that the
            Underlying Fund may invest in may have no principal protection and the hybrid instrument could lose all of its value.

            With a partially-protected or no-principal-protections hybrid instrument, the Underlying Fund may receive at maturity an amount less than the note's par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note. The Manager, at its discretion, may invest in a partially protected principal structured note or a note without principal protection. In deciding to purchase a note without principal protection, the Manager may consider, among other things, the expected performance of the underlying
            commodity futures contract, index or other economic variable over the term of the note, the cost of the note, and any other
            economic factors which the Manager believes are relevant

o     Limitations on Leverage.  Some of the hybrid instruments in which an
               Underlying Fund invests may involve leverage. To avoid being subject to undue leverage risk, an Underlying Fund may seek to limit the amount of economic leverage it has under one hybrid instrument in which it invests and the leverage of the
               Underlying Fund's overall portfolio. For example, an
               Underlying Fund may not invest in a hybrid instrument if, at the time of purchase:

o     That instrument's "leverage ratio" exceeds 300% of the price increase in the underlying commodity, futures contract, index or other economic variable; or

o     The Underlying Fund's "portfolio leverage ratio" exceeds 150%, measured at the time purchase.

            "Leverage ratio is the expected increase in the value of a hybrid instrument, assuming a one percent price increase in the underlying commodity, futures contract, index or other economic factor. In other words, for a hybrid instrument with a leverage factor of 150%, a 1%
      gain in the underlying economic variable would be expected to result in a 1.5% gain in value for the hybrid instrument. "Portfolio leverage ratio" is defined as the average (mean) leverage ratio of all instruments in the Underlying Fund's portfolio, weighted by the market value of such instruments or, in the case of futures contracts, their notional values.

      |X|   Counterparty Risk.  A significant risk of Hybrid Instruments is counterparty risk. Unlike exchange-traded futures and options, which are standard contracts, hybrid instruments are customized securities, tailor-made by a specific issuer. With a listed futures or options contract, an investor's counterparty is the exchange clearinghouse.
      Exchange clearinghouses are capitalized by the exchange members and typically have high investment grade ratings (ratings of AAA or AA by
      Standard & Poor's). Therefore, the risk is small that an exchange clearing house might be unable to meet its obligations at maturity.

            However with a hybrid instrument, the Underlying Fund will take on the counterparty credit risk of the issuer. That is, at maturity of the hybrid instrument, there is a risk that the issuer may be unable to perform its obligations under the structured note. Issuers of hybrid instruments are typically large money center banks, broker-dealers, other financial institutions and large corporations. To minimize this risk the Underlying Fund will transact, to the extent possible, with issuers who have an investment-grade credit rating from NRSRO.

      |X|   "Structured" Notes.  Some of the Underlying Funds can buy
"structured" notes, which are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Underlying Fund) and the borrower issuing the note.

      The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Underlying Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Underlying
Fund to sell its investment at an acceptable price.

      |X|   Regulatory Aspects of Certain Derivative Instruments.  The
Commodities Futures Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Underlying Fund claims an exclusion from regulation as a commodity pool operator. The Underlying Funds have claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange
Act ("CEA"). The Underlying Funds may use futures and options for hedging and non-hedging purposes to the extent consistent with their investment objective, internal risk management guidelines adopted by the Underlying
Funds' investment advisor (as they may be amended from time to time), and as otherwise set forth in the Underlying Funds' prospectus or this Statement of
Additional Information.

      Transactions in options by the Underlying Funds are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Underlying Funds may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Underlying Funds (or an advisor that is an affiliate of the Underlying Funds' advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under SEC staff interpretations regarding applicable provisions of the
Investment Company Act, when an Underlying Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by the
Underlying Fund.

      |X|   Tax Aspects of Certain Derivative Instruments.  Certain foreign currency exchange contracts in which the Underlying Funds may invest are treated as "Section 1256 contracts" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition,
Section 1256 contracts held by the Underlying Funds at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Underlying Funds to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Underlying Funds enter into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Underlying
Funds on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

      (1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Underlying Funds accrue interest or other receivables or accrue expenses or other liabilities denominated in a foreign currency and the time the Underlying
            Funds actually collect such receivables or pay such liabilities,
            and
      (2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Underlying Funds' investment income available for distribution to its shareholders.

Other Investments and Investment Strategies

In seeking their investment objectives, certain Underlying Funds may from time to time use the types of investments and investment strategies described below. The Underlying Funds are not required to use these strategies, and may not use any or all of them.

      |X|   Repurchase Agreements.  Some of the Underlying Funds can acquire securities subject to repurchase agreements. An Underlying Fund might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, an Underlying Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Underlying Fund's Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to an Underlying Fund's limits on holding illiquid investments. There is generally no limit on the amount of the Underlying Funds' net assets that may be subject to repurchase agreements having maturities of seven days or less for defensive purposes. For specific limitations on the Underlying
Funds' investments in securities subject to repurchase agreements, refer to the Statement of Additional Information for each Underlying Fund.

      Repurchase agreements, considered "loans" under the Investment Company
Act are collateralized by the underlying security. The Underlying Funds'
repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Underlying
Funds may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Underlying Funds'
manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission ("SEC"), the Underlying Funds, along with other affiliated entities managed by their manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Reverse Repurchase Agreements.  Some of the Underlying Funds can
use reverse repurchase agreements on debt obligations they own. Under a reverse repurchase agreement, an Underlying Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price on an agreed-upon date. The Underlying Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

      These transactions involve the risk that the market value of the securities sold by the Underlying Fund under a reverse repurchase agreement could decline below the price at which the Underlying Fund is obligated to repurchase them. These agreements are considered borrowings by the Underlying
Fund and will be subject to the asset coverage requirement under the
Underlying Fund's policy on borrowing.

      |X|   "When-Issued" and "Delayed-Delivery" Transactions.  Some of the
Underlying Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. For specific limitations on the Underlying Fund's investments in "when-issued" and "delayed-delivery" transactions, refer to the Statement of Additional Information for each Underlying Fund.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to an Underlying Fund. During the period between purchase and settlement, no payment is made by an Underlying Fund to the issuer and no interest accrues to the Underlying Fund from the investment until it receives the security at settlement. There is a risk of loss to the
Underlying Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

      Some of the Underlying Funds may engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time the obligation is entered into. When an Underlying Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause an Underlying
Fund to lose the opportunity to obtain the security at a price and yield its manager considers to be advantageous.

      When an Underlying Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although an Underlying Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If an Underlying Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time an Underlying Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining its net asset value. In a sale transaction, it records the proceeds to be received. An Underlying Fund will identify on its books liquid assets at least equal in value to the value of its purchase commitments until it pays for the investment.

      When-issued and delayed-delivery transactions can be used by an
Underlying Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, an Underlying Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, an Underlying Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X|   Loans of Portfolio Securities.  To raise cash for income or liquidity purposes, some of the Underlying Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by each Underlying Fund's Board of Trustees or Directors. For specific limitations on the Underlying Funds' loans of portfolio securities, refer to the Statement of Additional Information for each Underlying Fund. In addition, these loans are subject to the other conditions described in the
Statement of Additional Information of each Underlying Fund.

      There are some risks in connection with securities lending. An
Underlying Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. An Underlying Fund must receive collateral for a loan.
Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit or securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which an Underlying Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Underlying Funds if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Underlying Fund.

      When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The
Underlying Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the
Underlying Fund's loans must meet applicable tests in order to receive beneficial treatment under the Internal Revenue Code and must permit the
Underlying Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      Some of the Underlying Funds may lend their portfolio securities to brokers, dealers and other financial institutions pursuant to the Securities
Lending Agreement (the "Securities Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the prospectuses of those Underlying
Funds. Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S.
government (or its agencies or instrumentalities), or other cash equivalents in which those Underlying Funds are permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by an Underlying Fund if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the Underlying Funds. The
Underlying Fund will receive, pursuant to the Securities Lending Agreement,
80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Underlying Funds will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults. The Securities Lending
Agreement may be terminated by either JP Morgan Chase or the Underlying Funds on 30 days' written notice. The terms of an Underlying Fund's loans must also meet applicable tests in order to receive favorable treatment under the
Internal Revenue Code and permit the Underlying Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. An Underlying Fund will lend its portfolio securities in conformity with its Securities Lending Guidelines, as adopted by each Underlying Fund's
Board.

      |X|   Borrowing for Leverage.  The Funds and many of the Underlying
Funds have the ability to borrow from banks, to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage."
Currently, under the Investment Company Act, absent exemptive relief, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person.
Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
If the value of the Funds' or the Underlying Funds' assets fail to meet the
300% asset coverage requirement, the Funds or the Underlying Funds will reduce their bank debt within three days to meet the requirement. To do so, the Funds or the Underlying Funds might have to sell a portion of their investments at a disadvantageous time.

            The Funds or the Underlying Funds will pay interest on their borrowings, and that interest expense will raise the overall expenses of the
Funds or the Underlying Funds and reduce their returns. If they do borrow, their expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Funds' or the Underlying Funds' net asset values per share might fluctuate more than that of funds that do not borrow.

      |X|   Illiquid and Restricted Securities.  Under the policies and procedures established by an Underlying Fund's Boards of Trustees/Directors,
the Manager determines the liquidity of certain of an Underlying Fund's investments. To enable an Underlying Fund to sell its holdings of a restricted security not registered under applicable securities laws, the
Underlying Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the
Underlying Fund with the issuer at the time the Underlying Fund buys the securities. When the Underlying Fund must arrange registration because the
Underlying Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Underlying Fund could sell it. The
Underlying Fund would bear the risks of any downward price fluctuation during that period.

      The Underlying Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions may make it more difficult to value them, and might limit an Underlying Fund's ability to dispose of the securities and might lower the amount the Underlying Fund could realize upon the sale.

      The Underlying Funds have limitations that apply to purchases of restricted securities, as stated in their prospectuses. Those percentage restrictions generally do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"), if those securities have been determined to be liquid by the Manager under
Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities generally include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X|   Temporary Defensive and Interim Investments.  When market, economic or political conditions are unstable, or the Funds or the Underlying
Funds' Manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds and the Underlying Funds can invest in a variety of debt securities for defensive purposes. The Funds and the Underlying Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of a Fund or an Underlying Fund, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. For specific types of securities an Underlying Fund can buy when assuming a temporary defensive or interim investment position, refer to the Statement of
Additional Information for each Underlying Fund. Examples of temporary defensive and interim investments the Funds may use, and that some of the
Underlying Funds may use, include:

o     high-quality (rated in the top two rating categories of
         nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments, including those issued by the U.S. Treasury or other government agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies),
o     short-term debt obligations of corporate issuers,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o     repurchase agreements.

      These short-term debt securities would be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Portfolio Turnover

      "Portfolio turnover" describes the rate at which the Funds and the
Underlying Funds trade their portfolio securities. For example, if the Funds or Underlying Funds sold all of their securities during a one year period, their portfolio turnover rate would be 100%. The Funds' and Underlying Funds'
portfolio turnover rates will fluctuate from year to year. It is not anticipated that the Funds will have a high portfolio turnover rate, however, the Underlying Funds may have a portfolio turnover rate of more than 100%
annually.

      Increased portfolio turnover may result in higher brokerage and transaction costs for the Underlying Funds, which may reduce their overall performance. Most of the Funds' portfolio transactions, however, should involve trades in the Underlying Funds that do not entail brokerage commissions. The realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders. The Funds and the Underlying Funds will normally distribute all of the capital gains they realize each year to avoid excise taxes under the
Internal Revenue Code.

            Investment Restrictions
The Funds and the Underlying Funds each have their own "fundamental" and
"non-fundamental" investment restrictions as described below. Certain of those restrictions apply only to the extent required by the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom.
If the applicable provisions of the Investment Company Act, the rules or regulations or any exemption should change, those restrictions will automatically reflect the new requirements. Therefore the effect of those fundamental policies may change without notice and without a shareholder vote.

Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time a Fund makes an investment
(except in the case of borrowing and investments in illiquid securities). In that case a Fund or Underlying Fund need not sell securities to meet the percentage limits, even if the value of that investment increases in proportion to the size of its assets.

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies of each Fund or Underlying Fund that can be changed only by the vote of a "majority" of such fund's outstanding voting securities. Under the
Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

Each Fund's investment objective is not a fundamental policy. The investment objectives of the Underlying Funds may be fundamental or non-fundamental, according to the Prospectus and Statement of Additional Information of each
Underlying Fund. Other policies described in the Prospectus or this Statement of Additional Information, of the Funds and/or the Underlying Funds, are
"fundamental" only if they are identified as such. Each Fund's Board of
Trustees and each Underlying Fund's Board of Directors or Trustees can change non-fundamental policies without shareholder approval. However, significant changes to the Funds' investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Funds' principal investment policies are described in the
Prospectus.

Do the Funds Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Funds:

o     A Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of each Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. For purposes of this restriction, a Fund's investments will be considered be its pro rata portion of each Underlying Fund's portfolio securities.
o     A Fund cannot invest 25% or more of its total assets in any one industry or in a group of related industries. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or to securities issued by investment companies.
o     A Fund may not borrow money, except to the extent permitted under the
      Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Funds, as such statute, rules or regulations may be amended or interpreted from time to time.
o     A Fund cannot make loans, except to the extent permitted under the
      Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
o     A Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company
      Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
o     A Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
o     A Fund may not underwrite securities issued by others, except to the extent that such Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

      Currently, under the Investment Company Act, and the Oppenheimer funds'
exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets
(including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the
Investment Company Act, a fund may lend its portfolio securities in an amount not to exceed 33 1/3 percent of the value of its total assets. The Investment
Company Act also requires each registered fund to adopt a fundamental policy regarding investments in real estate and/or commodities. To the extent that a
Fund or an Underlying Fund has restrictions on or not permitted to invest in real estate, real estate related securities and/or commodities, that information is set out in the investment restrictions in this section.
Presently, under the Investment Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio.

Do the Funds Have Any Restrictions That Are Not Fundamental? Each Fund has
investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority the Fund's Board of Trustees without shareholder approval. The following investment restriction is a non-fundamental policy of the Funds:

o     A Fund may not invest in illiquid securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Funds, as such statute, rules or regulations may be amended or interpreted from time to time. This restriction shall not apply to securities that mature within seven days or securities that the Board of Directors of the Fund has otherwise determined to be liquid pursuant to applicable law.

Currently, under the Investment Company Act, a mutual fund cannot invest in illiquid securities (i.e., securities that cannot be readily resold or that cannot otherwise be marketed, redeemed or put to the issuer or a third party), if at the time of acquisition more than 15% of its net assets would be invested in such securities. The shares of the Underlying Funds are not illiquid investments under the Funds' policies or the applicable Investment
Company Act rules and regulations.

Do the Underlying Funds Have Fundamental Policies? Each of the Underlying
Funds has its own fundamental policies. Those policies may differ from the fundamental policies of the Funds or the other Underlying Funds. The Funds and the Underlying Funds each apply their own policies with respect to their own portfolio investments. The following investment restrictions are fundamental policies of the Underlying Funds:

                          Capital Appreciation Fund

o     Capital Appreciation Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Capital Appreciation Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     Capital Appreciation Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Capital
Appreciation Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Capital Appreciation Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption there from that is applicable to Capital
Appreciation Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Capital Appreciation Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Capital Appreciation Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Capital Appreciation Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Capital Appreciation Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                             Champion Income Fund

o     Champion Income Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of Champion
Income Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Champion Income Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.
Under this policy, utilities are divided into "industries" according to the services they provide (for example, gas, gas transmission, electric and telephone utilities will be considered to be in separate industries).
Champion Income Fund can invest more than 25% in a group of industries.

o     Champion Income Fund cannot borrow money in excess of 33-?% of the value of its total assets. Champion Income Fund may only borrow from banks and/or affiliated investment companies and only as a temporary measure for extraordinary or emergency purposes. Champion Income Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its total assets. With respect to this fundamental policy, Champion Income
Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Champion Income Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets
(taken at market value at the time of such loans), and (d) through repurchase agreements.

o     Champion Income Fund cannot invest in real estate. However, Champion
Income Fund can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate.

o     Champion Income Fund cannot invest in commodities or commodity contracts. However, Champion Income Fund may buy and sell any of the hedging instruments permitted by its other investment policies, whether or not the hedging instrument is considered a commodity or commodity contract, subject to the restrictions and limitations on such investments specified in Champion
Income Fund's Prospectus and Statement of Additional Information.

o     Champion Income Fund cannot underwrite securities of other issuers. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Champion Income Fund cannot issue "senior securities", but this does not prohibit certain investment activities for which assets of Champion
Income Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                Core Bond Fund

o     Core Bond Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This restriction applies to 75% of Core Bond Fund's total assets.
The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Core Bond Fund cannot concentrate its investments (that means it cannot invest 25% or more of its total assets) in any one industry. Gas, water, electric and telephone utilities are considered to be separate industries for this purpose.

o     Core Bond Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     Core Bond Fund cannot invest in real estate or real estate mortgage loans. However, Core Bond Fund can purchase and sell securities issued or secured by companies that invest in or deal in real estate or interests in real estate.

o     Core Bond Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Core Bond Fund cannot borrow money in excess of 33 ?% of the value of its total assets. Core Bond may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Core Bond Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Core Bond Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Core Bond Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                           Developing Markets Fund

o     Developing Markets Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Developing Markets Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Developing Markets Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot invest in real estate, physical commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Developing Markets Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                             Dividend Growth Fund

o     Dividend Growth Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of Dividend
Growth Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

o     Dividend Growth Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Dividend Growth
Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Dividend Growth Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption there from that is applicable to t Dividend Growth Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Dividend Growth Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry.

o     Dividend Growth Fund cannot invest in real estate, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Dividend Growth Fund cannot invest in physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Dividend Growth Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o     Dividend Growth Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                 Global Fund

o     Global Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom that is applicable to Global Fund, as such statute, rules and regulations may be amended from time to time.

o     Global Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. That limitation applies to 75% of Global Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Global Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Global Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Global Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Global Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                           International Bond Fund

o     International Bond Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     International Bond Fund cannot buy or sell real estate. However,
International Bond Fund can purchase debt securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests in real estate.

o     International Bond Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     International Bond Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of
International Bond Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     International Bond Fund cannot borrow money in excess of 33 1/3% of the value of its total assets.  International Bond Fund may borrow only from banks and/or affiliated investment companies.  International Bond Fund cannot make any investment at a time during which its borrowings exceed 5%
of the value of its assets.  With respect to this fundamental policy,
International Bond Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the
Investment Company Act.

International Bond Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any one industry. International
Bond Fund will not invest 25% or more of its total assets in government securities of any one foreign company or in debt and equity securities issued by companies organized under the laws of any one foreign country. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this policy.

Non-Diversification of International Bond Fund's Investments.  International
Bond Fund is "non-diversified," as defined in the Investment Company Act.
Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer."  That means that
International Bond Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if
International Bond Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers.  However, International Bond
Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the
Internal Revenue Code.  By qualifying, it does not have to pay federal income taxes on amounts distributed if more than 90% of its earnings are distributed to shareholders.  To qualify, International Bond Fund must meet a number of conditions.  First, not more than 25% of the market value of International
Bond Fund's total assets may be invested in the securities of a single issuer.  Second, with respect to 50% of the market value of its total assets,
(1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) International Bond Fund must not own more than 10% of the outstanding voting securities of a single issuer.  This is not a fundamental policy.

                          International Growth Fund

o     International Growth Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     International Growth Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to International
Growth Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Growth Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     International Growth Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Growth Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Growth Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     International Growth Fund may not borrow money, except as permitted by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

                           International Value Fund

o     International Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     International Value Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Value Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Value Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     International Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Value Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     International Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                         Limited-Term Government Fund

o     Limited-Term Government Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Limited-Term Government Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies.

o     Limited-Term Government Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

o     Limited-Term Government Fund cannot deviate from any of its other investment policies that are described as fundamental policies in the
Prospectus or its Statement of Additional Information.

o     Limited-Term Government Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     Limited-Term Government Fund cannot borrow money in excess of 33 1/3%
of the value of its total assets. Limited-Term Government Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Limited-Term Government Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Limited-Term Government Fund cannot purchase or sell real estate, commodities or commodity contracts. However, Limited-Term Government Fund may use hedging instruments approved by its Board of Trustees whether or not those hedging instruments are considered commodities or commodity contracts.

o     Limited-Term Government Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act of 1933 when reselling any securities held in its own portfolio.

o     Limited-Term Government Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of
Limited-Term Government Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, contracts to buy or sell derivatives, hedging instruments, options, or futures.

                               Main Street Fund

o     Main Street Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of Main Street Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

o     Main Street Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

o     Main Street Fund cannot invest in commodities. However, Main Street
Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

o     Main Street Fund cannot invest in real estate or in interests in real estate. However, Main Street Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

o     Main Street Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Main Street Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Main Street Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     Main Street Fund cannot borrow money in excess of 33 ?% of the value of its total assets (including the amount borrowed). Main Street Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Main Street Fund can borrow only if it maintains a 300%
ratio of assets to borrowings at all times in the manner set forth in the
Investment Company Act of 1940.

o     Main Street Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

                         Main Street Opportunity Fund

o     Main Street Opportunity Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Main Street
Opportunity Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Main Street Opportunity Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets (taken at market value at the time of such loans), and (d)
through repurchase agreements.

o     Main Street Opportunity Fund cannot borrow money in excess of 33 ?% of the value of its total assets. Main Street Opportunity Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Main Street Opportunity Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Main Street Opportunity Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

o     Main Street Opportunity Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, Main Street Opportunity Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o     Main Street Opportunity Fund cannot invest in real estate or in interests in real estate. However, Main Street Opportunity Fund can purchase securities of issuers holding real estate or interests in real estate
(including securities of real estate investment trusts).

o     Main Street Opportunity Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Main Street Opportunity Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Main
Street Opportunity Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.
Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                          Main Street Small Cap Fund

o     Main Street Small Cap Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Main
Street Small Cap Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Main Street Small Cap Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt securities or similar evidences of indebtedness, (c) through an interfund-lending program with other affiliated funds, and (d) through repurchase agreements.

o     Main Street Small Cap Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. Main Street Small Cap Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Main Street Small Cap Fund can borrow only if it maintains a 300% ratio of assets to borrowing at all times in the manner set forth in the Investment Company Act of 1940.

o     Main Street Small Cap Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o     Main Street Small Cap Fund cannot invest in real estate or in interests in real estate. However, Main Street Small Cap Fund can purchase securities of companies holding real estate or interests in real estate.

o     Main Street Small Cap Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, Main Street Small Cap Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o     Main Street Small Cap Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Main Street Small Cap Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Main
Street Small Cap Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.
Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                 MidCap Fund

o     MidCap Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of MidCap Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     MidCap Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to MidCap Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     MidCap Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     MidCap Fund cannot underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o     MidCap Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     MidCap Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                     Commodity Strategy Total Return Fund

o     Commodity Strategy Total Return Fund will not purchase the securities, hybrid instruments and other instruments of any issuer if, as a result, 25%
or more of Commodity Strategy Total Return Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. This restriction does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured by them.

         However, Commodity Strategy Total Return Fund will invest 25% or more of its total assets in securities, hybrid instruments and other instruments, including futures and forward contracts, related options and swaps, linked to the energy and natural resources, agriculture, livestock, industrial metals, and precious metals industries. The individual components of an index will be considered as separate industries for this purpose.

o     Commodity Strategy Total Return Fund will not issue any senior security. However, Commodity Strategy Total Return Fund may enter into commitments to purchase securities in accordance with Commodity Strategy
Total Return Fund's investment program, including reverse repurchase agreements, delayed-delivery and when-issued securities, which may be considered the issuance of senior securities. Additionally, Commodity
Strategy Total Return Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under the Investment
Company Act and applicable regulations, interpretations of the Investment
Company Act or an exemptive order. Commodity Strategy Total Return Fund may also engage in short sales of securities to the extent permitted in its investment program and other restrictions. The purchase or sale of hybrid instruments, futures contracts and related options shall not be considered to involve the issuance of senior securities. Moreover, Commodity Strategy Total
Return Fund may borrow money as authorized by the Investment Company Act.

o     Commodity Strategy Total Return Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent Commodity Strategy Total
Return Fund from purchasing or selling hybrid instruments, options and futures contracts with respect to individual commodities or indices, or from investing in securities or other instruments backed by physical commodities or indices.

o     Commodity Strategy Total Return Fund will not purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction shall not prevent Commodity Strategy Total
Return  Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude
Commodity Strategy Total Return Fund from buying securities backed by mortgages on real estate or securities of companies engaged in such activities. Commodity Strategy Total Return Fund can also invest in real estate operating companies and shares of companies engaged in other real estate related businesses.

o     Commodity Strategy Total Return Fund cannot underwrite securities issued by other persons. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling securities held in its own portfolio.

o     Commodity Strategy Total Return Fund cannot make loans except (a)
through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets (taken at market value at the time of such loans), and
(d) through repurchase agreements. Currently, the Investment Company Act permits (a) lending of securities, (b) purchasing debt securities or similar evidences of indebtedness, (c) repurchase agreements and (d) interfund lending consistent with Commodity Strategy Total Return Fund's exemptive order; or

o     Commodity Strategy Total Return Fund cannot borrow money in excess of
33 ?% of the value of its total assets. Commodity Strategy Total Return Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Commodity Strategy Total Return Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act. Currently, the
Investment Company Act permits a mutual fund to borrow from banks and/or affiliated investment companies up to one-third of its total assets
(including the amount borrowed). Commodity Strategy Total Return Fund may borrow up to 5% of its total assets for temporary purposes from any person.
Interfund borrowing must be consistent with Commodity Strategy Total Return
Fund's exemptive order.

                               Real Estate Fund

o     Real Estate Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Real Estate Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Real Estate Fund cannot make loans except as permitted by the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Real Estate Fund, as such statue, rules or regulations may be amended or interpreted from time to time.

o     Real Estate Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Real Estate Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Real Estate Fund cannot concentrate its investments to the extent of
25% of its total assets in any industry. However, there is no limitation as to Real Estate Fund's investments in the real estate industry in general.

o     Real Estate Fund cannot underwrite securities of other companies except as permitted by the Investment Company Act. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Real Estate Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Non-Diversification of Real Estate Fund's Investments.  Real Estate
Fund is classified as a "non-diversified" fund under the Investment
Company Act. Funds that are diversified have restrictions against investing a higher percentage of their assets in the securities of any one issuer. As a non-diversified fund, Real Estate Fund can invest more of its assets in the securities of a single issuer than it could prior to April
12, 2007 when it was classified as a diversified fund. However, Real
Estate Fund limits its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the
Internal Revenue Code. By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions.
First, no more than 25% of the market value of Real Estate Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than
5% of the market value of Real Estate Fund's total assets may be invested in the securities of a single issuer, and (2) Real Estate Fund may not own more than 10% of the outstanding voting securities of a single issuer.

Being non-diversified may pose additional investment risks. If Real Estate
Fund invests more of its assets in fewer issuers, the value of its shares may be affected to a greater extent by adverse conditions affecting any one of those issuers. The statement of investments included in this Statement of
Additional Information reflect the investments held by Real Estate Fund prior to its changing from a diversified to a non-diversified classification and may not be reflective of Real Estate Fund's allocation of investments following that change.

o     Real Estate Fund cannot issue senior securities, except as permitted by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                            Rising Dividends Fund

o     Rising Dividends Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of Rising Dividends Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.

o     Rising Dividends Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o      Rising Dividends Fund cannot invest 25% or more of its total assets in any one industry or group of related industries.  That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies.

o     Rising Dividends Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Rising Dividends
Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Rising Dividends Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o      Rising Dividends Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o      Rising Dividends Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

                         Small- & Mid- Cap Value Fund

o     Small- & Mid- Cap Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Small- & Mid- Cap Value Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     Small- & Mid- Cap Value Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Small- & Mid- Cap Value Fund may not borrow money, except as permitted by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Small- & Mid- Cap Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Small- & Mid- Cap Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Small- & Mid- Cap Value Fund may not underwrite securities issued by others, except that a fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o     Small- & Mid- Cap Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Small- & Mid-Cap Value Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Small- & Mid-Cap
Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

                     Quest International Value Fund, Inc.

o     Quest International Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of the Quest International Value
Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Quest International Value Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Quest
International Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest International Value Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Quest International Value Fund may not underwrite securities issued by others, except to the extent that Quest International Value Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o     Quest International Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest International Value Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Quest
International Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest International Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                            U.S. Government Trust

o     U.S. Government Trust cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of U.S. Government Trust's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     U.S. Government Trust cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     U.S. Government Trust cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     U.S. Government Trust cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     U.S. Government Trust may not underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o     U.S. Government Trust cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to U.S. Government Trust, as such statute, rules or regulations may be amended or interpreted from time to time.

o     U.S. Government Trust may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to U.S. Government
Trust, as such statute, rules or regulations may be amended or interpreted from time to time.

                                  Value Fund

o     Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Value Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Value Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Value Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund cannot underwrite securities of other issuers. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act of 1933 in reselling its portfolio securities.

Do the Underlying Funds Have Any Restrictions That Are Not Fundamental? Each
of the Underlying Funds has its own investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority of each respective Underlying Fund's Board of Trustees without shareholder approval. Those policies may differ from the policies of the
Funds or the other Underlying Funds. The Funds and the Underlying Funds each apply their own policies with respect to their own portfolio investments. The following investment restrictions are non-fundamental policies of the
Underlying Funds as indicated below.

o     None of the Underlying Funds can invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment
Company Act and U.S. Government Trust cannot invest in any securities of other investment companies except if it acquires them as part of a merger, consolidation or acquisition of assets. Global Fund cannot invest in securities of other open-end investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, or invest more than 5% of its net assets in closed-end investment companies, including small business investment companies, and the commission rates on such investments may not be in excess of normal brokerage commissions.

o     For purposes of each applicable Underlying Fund's policy not to concentrate its assets, as described above and in each applicable Underlying
Fund's prospectus and/or Statement of Additional Information, those
Underlying Funds have adopted classifications of industries and groups of related industries. These classifications are not fundamental policies.

o     U.S. Government Trust and Small- & Mid- Cap Value Fund cannot invest in interests in oil, gas, or other mineral exploration or development programs.

o     U.S. Government Trust and Small- & Mid- Cap Value Fund will provide at least 60 days' prior notice of any change in their non-fundamental policies to invest, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings used for investment purposes) in U.S. government securities and in equity securities of small- and mid-cap domestic and foreign issuers, respectively.

o     MidCap Fund cannot purchase securities on margin or pledge, mortgage or hypothecate any of its assets. However, it can make margin deposits and escrow arrangements in connection with any of the hedging instruments permitted by any of its other investment policies. MidCap Fund cannot invest in companies for the purpose of acquiring control or management of them or invest in or hold securities of any issuer if officers and Trustees or directors of MidCap Fund or the Manager individually or beneficially own more than1/2of 1% of the securities of that issuer and together own more than 5%
of the securities of that issuer.

o     Global Fund cannot sell securities short except in "short sales against-the-box."

o     Small- & Mid- Cap Value Fund cannot make short sales or purchase securities on margin. However, Small- & Mid- Cap Value Fund can make short-term borrowings when necessary for the clearance of purchases of portfolio securities.

         Disclosure of Portfolio Holdings

      Each Fund and each Underlying Fund have adopted policies and procedures concerning the dissemination of information about their portfolio holdings by employees, officers and/or directors of the Manager, Distributor, and
Transfer Agent. These policies are designed to ensure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect a Fund's or Underlying
Fund's investment program or enable third parties to use that information in a manner that is harmful to the Funds or Underlying Funds.

o     Public Disclosure. The Funds' and the Underlying Funds' portfolio holdings are made publicly available no later than 60 days after the close of each of the Funds' or Underlying Funds' fiscal quarters in its semi-annual report to shareholders, in its annual report to shareholders or in its Statements of Investments on Form N-Q. In
         addition, each Fund or Underlying Fund may post its top holdings on the OppenheimerFunds' website at www.oppenheimerfunds.com (select the Fund's name under "View Fund Information for:" menu) with a
         15-day lag.  Generally, the Funds and Underlying Funds will disclose its top twenty holdings, but may release a more restrictive list of holdings (e.g. the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Funds or
         Underlying Funds and its shareholders.  Other general information about the Funds' and Underlying Funds' portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

Until publicly disclosed, the Funds' or Underlying Funds' portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Funds' or Underlying Funds' portfolio holdings information could attempt to use that information to trade ahead of or against the Funds or Underlying Funds, which could negatively affect the prices the Funds or Underlying Funds are able to obtain in portfolio transactions or the availability of the securities that the portfolio manager is trading on the Funds' or Underlying Funds' behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Funds or
Underlying Funds or in other investment companies or accounts managed by the
Manager or any affiliated person of the Manager) in connection with the disclosure of the Funds' or Underlying Funds' non-public portfolio holdings.
The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by each
Fund's or Underlying Funds' Board shall not be deemed to be "compensation" or
"consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Funds or
Underlying Funds.

A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Funds' or Underlying Funds' complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Funds' or Underlying Funds' complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of a
         Fund's or Underlying Fund's holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
         Portfolio and Legal departments must approve the completed request for release of a Fund's or Underlying Fund's holdings; and

o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Funds' or
         Underlying Funds' holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Funds' or Underlying Funds' complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of each Fund's or Underlying Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of each Fund's or Underlying Fund's Manager, Distributor and
         Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o     Each Fund's or Underlying Fund's independent registered public accounting firm,
o     Members of each Fund's or Underlying Fund's Board and the Board's legal counsel,
o     The Funds' or an Underlying Fund's custodian bank,
o     A proxy voting service designated by a Fund or Underlying Fund and its
         Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by a Fund's or Underlying Fund's regular pricing services).

Portfolio holdings information of the Funds or Underlying Funds may be provided, under limited circumstances, to brokers and/or dealers with whom the Funds or Underlying Funds trade and/or entities that provide investment coverage and/or analytical information regarding the Funds' or Underlying
Funds' portfolios, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Funds or
Underlying Funds, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Funds or Underlying Funds. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security
Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
         (purchases and sales),
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Funds or Underlying Funds are not priced by a
         Fund's or Underlying Fund's regular pricing services),
o     Dealers to obtain price quotations where the Funds or Underlying Funds are not identified as the owner.

Portfolio holdings information (which may include information on a Funds' or
Underlying Funds' entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Funds or Underlying
         Funds may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the SEC, Financial
         Industry Regulatory Authority ("FINRA"), state securities
         regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of the Funds' or Underlying
Funds' shares or their financial intermediary representatives.

The Funds' or Underlying Funds' shareholders may, under unusual circumstances
(such as a lack of liquidity in the Funds' or Underlying Funds' portfolio to meet redemptions), receive redemption proceeds of their Fund or Underlying
Fund shares paid as pro rata shares of securities held in the applicable
Fund's or Underlying Fund's portfolio. In such circumstances, disclosure of the Funds' or Underlying Funds' portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Funds' and Underlying Funds' then-current policy on approved methods for communicating confidential information.

The Chief Compliance Officer (the "CCO") of the Funds, the Underlying Funds,
the Manager, the Distributor, and the Transfer Agent shall oversee compliance by the Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to each
Fund's and each Underlying Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds or Underlying Funds has been made during the preceding year pursuant to these policies. The CCO shall report to each Fund's and each
Underlying Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Funds and the Underlying Funds have entered into ongoing arrangements to make available information about the Funds' or
Underlying Funds' portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

      How the Funds Are Managed

      Organization and History. The Funds are open-end, diversified management investment companies with an unlimited number of authorized shares of beneficial interest. Transition 2010, Transition 2015, Transition 2020 and
Transition 2030 Funds were organized as Massachusetts business trusts on June
5, 2006.  Transition 2025, Transition 2040 and Transition 2050 Funds were organized as Massachusetts business trusts on November 12, 2007.

      |X|   Classes of Shares. The Trustees are authorized, without
shareholder approval, to create new series and classes of shares to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Funds. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      Each Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same investment portfolio.
Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of a Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X|   Meetings of Shareholders. As a Massachusetts business trust, each
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Funds, to remove a Trustee or to take other action described in the Funds'
Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the applicable Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of such Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      |X|   Shareholder and Trustee Liability. Each Fund's Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the Funds' obligations. It also provides for indemnification and reimbursement of expenses out of the Funds' property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Funds shall assume the defense of any claim made against a shareholder for any act or obligation of the Funds and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Funds) to be held personally liable as a
"partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner"
of a Fund is limited to the relatively remote circumstance in which such Fund would be unable to meet its obligations.

      Each Fund's contractual arrangements state that any person doing business with the Funds (and each shareholder of the Funds) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

            Board of Trustees and Oversight Committees. Each Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds' activities, review its performance, and review the actions of the Manager. The Board of Trustees has an Audit
Committee, a Regulatory & Oversight Committee, and a Governance Committee.
Each of the committees is comprised solely of Trustees who are not
"interested persons" under the Investment Company Act (the "Independent
Trustees").

      During the Funds' fiscal year ended February 29, 2008, the Audit
Committee held 4 meetings, the Regulatory and Oversight Committee held 5 meetings and the Governance Committee held 4 meetings.

      The members of the Audit Committee are David K. Downes (Chairman),
Phillip A. Griffiths, Mary F. Miller, Russell S. Reynolds, Jr., Joseph M.
Wikler and Peter I. Wold. The Audit Committee furnishes the Board with recommendations regarding the selection of the Funds' independent registered public accounting firm (also referred to as the "independent Auditors").
Other main functions of the Audit Committee outlined in the Audit Committee
Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Funds' independent Auditors regarding the Funds' internal accounting procedures and controls; (iii) reviewing reports from the
Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Funds' independent Auditors and the Independent
Trustees; (v) reviewing the independence of the Funds' independent Auditors;
and (vi) pre-approving the provision of any audit or non-audit services by the Funds' independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Funds, the Manager and certain affiliates of the Manager.

      The members of the Regulatory & Oversight Committee are Matthew P. Fink
(Chairman), David K. Downes, Robert G. Galli, Phillip A. Griffiths, Joel W.
Motley and Joseph M. Wikler. The Regulatory & Oversight Committee evaluates and reports to the Board on the Funds' contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Funds to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Joel W. Motley (Chairman),
Matthew P. Fink, Robert G. Galli, Mary F. Miller, Kenneth A. Randall, Russell
S. Reynolds, Jr. and Peter I. Wold. The Governance Committee reviews the
Funds' governance guidelines, the adequacy of the Funds' Codes of Ethics, and develops qualification criteria for Board members consistent with the Funds'
governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Funds, and monitors the Funds' proxy voting, among other duties set forth in the Governance Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Funds'
shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Funds' Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, to the attention of the Board of Trustees of the applicable Fund,
c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that a Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

            Trustees and Officers of the Funds. Except for Mr. Murphy, each of the Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as
"Board I Funds"):

Oppenheimer Absolute Return Fund         Oppenheimer Portfolio Series
Oppenheimer AMT-Free Municipals          Oppenheimer Real Estate Fund
                                         Oppenheimer Rochester Arizona Municipal
Oppenheimer AMT-Free New York Municipals Fund
                                         Oppenheimer Rochester Maryland Municipal

Oppenheimer Balanced Fund                Fund

                                         Oppenheimer Rochester Massachusetts

Oppenheimer Baring China Fund            Municipal Fund

                                         Oppenheimer Rochester Michigan Municipal

Oppenheimer Baring Japan Fund            Fund

Oppenheimer Baring SMA International     Oppenheimer Rochester Minnesota Municipal
Fund                                     Fund
                                         Oppenheimer Rochester North Carolina
Oppenheimer California Municipal Fund    Municipal Fund
Oppenheimer Capital Appreciation Fund    Oppenheimer Rochester Ohio Municipal Fund
                                         Oppenheimer Rochester Virginia Municipal
Oppenheimer Developing Markets Fund      Fund
Oppenheimer Discovery Fund               Oppenheimer Select Value Fund
Oppenheimer Dividend Growth Fund         Oppenheimer Series Fund, Inc.
Oppenheimer Emerging Growth Fund         Oppenheimer SMA Core Bond Fund
Oppenheimer Global Fund                  Oppenheimer SMA International Bond Fund
Oppenheimer Global Opportunities Fund    Oppenheimer Transition 2010 Fund
Oppenheimer Global Value Fund            Oppenheimer Transition 2015 Fund
Oppenheimer Gold & Special Minerals Fund Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified
Fund                                     Oppenheimer Transition 2025 Fund
Oppenheimer International Growth Fund    Oppenheimer Transition 2030 Fund
Oppenheimer International Small Company
Fund                                     Oppenheimer Transition 2040 Fund
Oppenheimer International Value Fund     Oppenheimer Transition 2050 Fund
Oppenheimer Institutional Money Market
Fund                                     OFI Tremont Core Strategies Hedge Fund
Oppenheimer Limited Term California
Municipal Fund                           Oppenheimer U.S. Government Trust
Oppenheimer Master International Value
Fund, LLC
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust

      In addition to being a Board member of each of the Board I Funds,
Messrs. Downes, Galli and Wruble are directors or trustees of ten other portfolios in the Oppenheimer fund complex.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Funds, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Funds and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor. Present or former officers, directors, trustees and employees
(and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Oppenheimer funds that offer
Class Y shares.

      Messrs. Wolfgruber, Schadt, Webman, Leavy, Murphy, Petersen, Szilagyi,
Vandehey, Wixted and Zack and Mss. Bloomberg and Ives who are officers of the
Funds, hold the same offices with one or more of the other Board I Funds. As of May 31, 2008, the Trustees and officers of the Funds, as a group, owned of record or beneficially less than 1% of any class of shares of the Funds. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Funds listed above.
In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the
Funds, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Funds and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                                   Independent Trustees
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                             Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares     Beneficially

Held with the       Years; Other Trusteeships/Directorships     Beneficially   Owned in
Funds, Length of    Held; Number of Portfolios in the Fund       Owned in     Supervised
Service, Age        Complex Currently Overseen                   the Funds      Funds

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                 As of December 31, 2007

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Brian F. Wruble,    General Partner of Odyssey Partners, L.P.   None        Over $100,000
Chairman of the     (hedge fund) (September 1995-December
Board of Trustees   2007); Director of Special Value
since 2007,         Opportunities Fund, LLC (registered
Trustee since 2006, investment company) (affiliate of the
Age: 64             Manager's parent company) (since September
                    2004); Chairman (since August 2007) and
                    Trustee (since August 1991) of the Board
                    of Trustees of The Jackson Laboratory
                    (non-profit); Treasurer and Trustee of the
                    Institute for Advanced Study (non-profit
                    educational institute) (since May 1992);
                    Member of Zurich Financial Investment
                    Management Advisory Council (insurance)
                    (2004-2007); Special Limited Partner of
                    Odyssey Investment Partners, LLC (private
                    equity investment) (January 1999-September
                    2004); Oversees 67 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

David K. Downes     Independent Chairman GSK Employee Benefit   None        Over $100,000
Trustee since 2007  Trust (since April 2006); Director of
Age: 68             Correctnet (since January 2006);
                    President, Chief Executive Officer and
                    Board Member of CRAFund Advisors, Inc.
                    (investment management company) (since
                    January 2004); Director of Internet
                    Capital Group (information technology
                    company) (since October 2003); Independent
                    chairman of the Board of Trustees of
                    Quaker Investment Trust (registered
                    investment company) (2004-2007); President
                    of The Community Reinvestment Act
                    Qualified Investment Fund (investment
                    management company) (2004-2007); Chief
                    Operating Officer and Chief Financial
                    Officer of Lincoln National Investment
                    Companies, Inc. (subsidiary of Lincoln
                    National Corporation, a publicly traded
                    company) and Delaware Investments U.S.,
                    Inc., (investment management subsidiary of
                    Lincoln National Corporation) (1993-2003);
                    President, Chief Executive Officer and
                    Trustee of Delaware Investment Family of
                    Funds (1993-2003); President and Board
                    Member of Lincoln National Convertible
                    Securities Funds, Inc. and the Lincoln
                    National Income Funds, TDC (1993-2003);
                    Chairman and Chief Executive Officer of
                    Retirement Financial Services, Inc.
                    (registered transfer agent and investment
                    adviser and subsidiary of Delaware
                    Investments U.S., Inc.) (1992-2003);
                    President and Chief Executive Officer of
                    Delaware Service Company, Inc.
                    (1995-2003); Chief Administrative Officer,
                    Chief Financial Officer, Vice Chairman and
                    Director of Equitable Capital Management
                    Corporation (investment subsidiary of
                    Equitable Life Assurance Society
                    (1985-1992); Corporate Controller of
                    Merrill Lynch & Company (financial
                    services holding company) (1977-1985);
                    held the following positions at the
                    Colonial Penn Group, Inc. (insurance
                    company): Corporate Budget Director
                    (1974-1977), Assistant Treasurer
                    (1972-1974) and Director of Corporate
                    Taxes (1969-1972); held the following
                    positions at Price Waterhouse & Company
                    (financial services firm):Tax Manager
                    (1967-1969), Tax Senior (1965-1967) and
                    Staff Accountant (1963-1965); United
                    States Marine Corps (1957-1959). Oversees
                    67 portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Matthew P. Fink,    Trustee of the Committee for Economic       None        Over $100,000
Trustee since 2006  Development (policy research foundation)
Age: 67             (since 2005); Director of ICI Education
                    Foundation (education foundation) (October
                    1991-August 2006); President of the
                    Investment Company Institute (trade
                    association) (October 1991-June 2004);
                    Director of ICI Mutual Insurance Company
                    (insurance company) (October 1991-June
                    2004). Oversees 57 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Robert G. Galli,    A director or trustee of other Oppenheimer  None        Over $100,000
Trustee since 2006  funds. Oversees 67 portfolios in the
Age: 74             OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Phillip A.          Fellow of the Carnegie Corporation (since   None        None
Griffiths,          2007); Distinguished Presidential Fellow
Trustee since 2006  for International Affairs (since 2002) and
Age: 69             Member (since 1979) of the National
                    Academy of Sciences; Council on Foreign
                    Relations (since 2002); Director of GSI
                    Lumonics Inc. (precision technology
                    products company) (since 2001); Senior
                    Advisor of The Andrew W. Mellon Foundation
                    (since 2001); Chair of Science Initiative
                    Group (since 1999); Member of the American
                    Philosophical Society (since 1996);
                    Trustee of Woodward Academy (since 1983);
                    Foreign Associate of Third World Academy
                    of Sciences; Director of the Institute for
                    Advanced Study (1991-2004); Director of
                    Bankers Trust New York Corporation
                    (1994-1999); Provost at Duke University
                    (1983-1991). Oversees 57 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Mary F. Miller,     Trustee of International House              None        Over $100,000
Trustee since 2006  (not-for-profit) (since June 2007);
Age: 65             Trustee of the American Symphony Orchestra
                    (not-for-profit) (since October 1998); and
                    Senior Vice President and General Auditor
                    of American Express Company (financial
                    services company) (July 1998-February
                    2003). Oversees 57 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joel W. Motley,     Managing Director of Public Capital         None        Over $100,000
Trustee since 2006  Advisors, LLC (privately held financial
Age: 56             adviser) (since January 2006); Managing
                    Director of Carmona Motley, Inc.
                    (privately-held financial adviser) (since
                    January 2002); Director of Columbia Equity
                    Financial Corp. (privately-held financial
                    advisor) (2002-2007); Managing Director of
                    Carmona Motley Hoffman Inc.
                    (privately-held financial adviser)
                    (January 1998-December 2001); Member of
                    the Finance and Budget Committee of the
                    Council on Foreign Relations, Member of
                    the Investment Committee of the Episcopal
                    Church of America, Member of the
                    Investment Committee and Board of Human
                    Rights Watch and Member of the Investment
                    Committee of Historic Hudson Valley.
                    Oversees 57 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Russell S.          Chairman of RSR Partners (formerly "The     None        Over $100,000
Reynolds, Jr.,      Directorship Search Group, Inc.")
Trustee since 2006  (corporate governance consulting and
Age: 76             executive recruiting) (since 1993); Life
                    Trustee of International House (non-profit
                    educational organization); Former Trustee
                    of The Historical Society of the Town of
                    Greenwich; Former Director of Greenwich
                    Hospital Association. Oversees 57
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joseph M. Wikler,   Director of C-TASC (bio-statistics          None        Over $100,000
Trustee since 2006  services (since 2007); Director of the
Age: 67             following medical device companies:
                    Medintec (since 1992) and Cathco (since
                    1996); Director of Lakes Environmental
                    Association (environmental protection
                    organization) (since 1996); Member of the
                    Investment Committee of the Associated
                    Jewish Charities of Baltimore (since
                    1994); Director of Fortis/Hartford mutual
                    funds (1994-December 2001). Oversees 57
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Peter I. Wold,      President of Wold Oil Properties, Inc.      None        Over $100,000
Trustee since 2006  (oil and gas exploration and production
Age: 60             company) (since 1994); Vice President of

                    American Talc Company, Inc. (talc mining
                    and milling) (since 1999); Managing Member
                    of Hole-in-the-Wall Ranch (cattle
                    ranching) (since 1979); Vice President,
                    Secretary and Treasurer of Wold Trona
                    Company, Inc. (soda ash processing and
                    production) (1996 - 2006); Director and
                    Chairman of the Denver Branch of the
                    Federal Reserve Bank of Kansas City
                    (1993-1999); and Director of PacifiCorp.
                    (electric utility) (1995-1999). Oversees
                    57 portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------------

Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                              Interested Trustee and Officer
-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially

Held with Funds,   Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Funds      Funds

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 As of December 31, 2007

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and        None        Over $100,000
Trustee since      Director of the Manager since June 2001;
2006 and           President of the Manager (September
President and      2000-February 2007); President and a
Principal          director or trustee of other Oppenheimer
Executive Officer  funds; President and Director of
since 2006         Oppenheimer Acquisition Corp. ("OAC") (the
Age: 58            Manager's parent holding company) and of
                   Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of the Manager)
                   (since July 2001); Director of
                   OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (November
                   2001-December 2006); Chairman and Director
                   of Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of the
                   Manager) (since July 2001); President and
                   Director of OppenheimerFunds Legacy Program
                   (charitable trust program established by
                   the Manager) (since July 2001); Director of
                   the following investment advisory
                   subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 2003); chairman of the
                   Investment Company's Institute's Board of
                   Governors (since October 2007). Oversees
                   106 portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------------

The addresses of the officers in the chart below is as follows: for Messrs.
Schadt, Webman, Wolfgruber, Leavy and Zack, and Ms. Bloomberg, Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, for Messrs. Petersen, Szilagyi, Vandehey, and Wixted and Ms.
Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each officer serves for an indefinite term or until his or her earlier resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                            Other Officers of the Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Position(s) Held with  Principal Occupation(s) During Past 5 Years the Funds, Length of
Service, Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kurt Wolfgruber              President since March 2007 and Chief Investment
Vice      President      and Officer and Director since July 2003 of the Manager;
Portfolio Manager since 2006 Executive Vice President of the Manager (March
Age: 57                      2003-March 2007); Vice President of the Funds since
                             December 2006; Director of HarbourView Asset
                             Management Corporation and of OFI Institutional Asset
                             Management, Inc. (since June 2003) and of Tremont
                             Capital Management, Inc. (since October 2001).  A
                             portfolio manager and officer of 8 other portfolios in
                             the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Rudi W. Schadt,              Vice President, Director of Equity Analytics and Risk
Vice President and           in Product Design and Risk Management of the Manager
Portfolio Manager since 2006 since February 2002. Vice President of the Funds since
Age: 50                      December 2006. Director and Senior Quantitative
                             Analyst at UBS Asset Management (2000-2001); Associate
                             Director Senior Researcher and Portfolio Manager (June
                             1997-August 2000) at State Street Global Advisors. A
                             portfolio manager and officer of 8 portfolios in the
                             OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jerry Webman                 Chief Economist of the Manager since 2006; Senior Vice
Vice      President      and President since February 1996 and a Senior Investment
Portfolio Manager since 2006 Officer and Director since 1997 of the Manager's Fixed
Age: 58                      Income Investments; Senior Vice President of
                             HarbourView Asset Management Corporation since May
                             1999; Vice President of the Funds since December
                             2006.  A portfolio manager and officer of 8 other
                             portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Christopher Leavy            Director of Equities since January 2007; Senior Vice
Vice      President      and President of the Manager since September 2000; Vice
Portfolio Manager since 2007 President of the Funds since November 2007. Portfolio
Age: 37                      Manager of Morgan Stanley Dean Witter Investment
                             Management (1997-September 2000). A portfolio manager
                             and officer of 8 other portfolios in the
                             OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark S. Vandehey,            Senior Vice President and Chief Compliance Officer of

Vice President and Chief     the Manager (since March 2004); Chief Compliance
Compliance Officer since     Officer of the Manager, OppenheimerFunds Distributor,
2006                         Inc., Centennial Asset Management and Shareholder
Age: 57                      Services, Inc. (since March 2004); Vice President of
                             OppenheimerFunds Distributor, Inc., Centennial Asset
                             Management Corporation and Shareholder Services, Inc.
                             (since June 1983). Former Vice President and Director
                             of Internal Audit of the Manager (1997-February 2004).
                             An officer of 106 portfolios in the OppenheimerFunds
                             complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,             Senior Vice President and Treasurer of the Manager

Treasurer and Principal      (since March 1999); Treasurer of the following:
Financial & Accounting       HarbourView Asset Management Corporation, Shareholder
Officer since 2006           Financial Services, Inc., Shareholder Services, Inc.,
Age: 48                      Oppenheimer Real Asset Management, Inc., and
                             Oppenheimer Partnership Holdings, Inc. (since March
                             1999), OFI Private Investments, Inc. (since March
                             2000), OppenheimerFunds International Ltd. (since May
                             2000), OppenheimerFunds plc (since May 2000), OFI
                             Institutional Asset Management, Inc. (since November
                             2000), and OppenheimerFunds Legacy Program (charitable
                             trust program established by the Manager) (since June
                             2003); Treasurer and Chief Financial Officer of OFI
                             Trust Company (trust company subsidiary of the
                             Manager) (since May 2000); Assistant Treasurer of the
                             following: OAC (since March 1999),Centennial Asset
                             Management Corporation (March 1999-October 2003) and
                             OppenheimerFunds Legacy Program (April 2000-June
                             2003). An officer of 106 portfolios in the
                             OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,              Vice President of the Manager (since February 2007);
Assistant   Treasurer  since Assistant Vice President of the Manager (August
2006                         2002-February 2007); Manager/Financial Product
Age: 37                      Accounting of the Manager (November 1998-July 2002).
                             An officer of 106 portfolios in the OppenheimerFunds
                             complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian C. Szilagyi,           Assistant Vice President of the Manager (since July
Assistant Treasurer since    2004); Director of Financial Reporting and Compliance
2006                         of First Data Corporation (April 2003-July 2004);
Age: 38                      Manager of Compliance of Berger Financial Group LLC
                             (May 2001-March 2003). An officer of 106 portfolios in
                             the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack               Executive Vice President (since January 2004) and
Secretary since 2006         General Counsel (since March 2002) of the Manager;
Age: 59                      General Counsel and Director of the Distributor (since
                             December 2001); General Counsel of Centennial Asset
                             Management Corporation (since December 2001); Senior
                             Vice President and General Counsel of HarbourView
                             Asset Management Corporation (since December 2001);
                             Secretary and General Counsel of OAC (since November
                             2001); Assistant Secretary (since September 1997) and
                             Director (since November 2001) of OppenheimerFunds
                             International Ltd. and OppenheimerFunds plc; Vice
                             President and Director of Oppenheimer Partnership
                             Holdings, Inc. (since December 2002); Director of
                             Oppenheimer Real Asset Management, Inc. (since
                             November 2001); Senior Vice President, General Counsel
                             and Director of Shareholder Financial Services, Inc.
                             and Shareholder Services, Inc. (since December 2001);
                             Senior Vice President, General Counsel and Director of
                             OFI Private Investments, Inc. and OFI Trust Company
                             (since November 2001); Vice President of
                             OppenheimerFunds Legacy Program (since June 2003);
                             Senior Vice President and General Counsel of OFI
                             Institutional Asset Management, Inc. (since November
                             2001); Director of OppenheimerFunds International
                             Distributor Limited (since December 2003); Senior Vice
                             President (May 1985-December 2003). An officer of 106
                             portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives             Vice President (since June 1998) and Senior Counsel
Assistant   Secretary  since and Assistant Secretary (since October 2003) of the
2006                         Manager; Vice President (since 1999) and Assistant
Age: 42                      Secretary (since October 2003) of the Distributor;
                             Assistant Secretary of Centennial Asset Management
                             Corporation (since October 2003); Vice President and
                             Assistant Secretary of Shareholder Services, Inc.
                             (since 1999); Assistant Secretary of OppenheimerFunds
                             Legacy Program and Shareholder Financial Services,
                             Inc. (since December 2001); Assistant Counsel of the
                             Manager (August 1994-October 2003). An officer of 106
                             portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,           Vice President and Associate Counsel of the Manager
Assistant Secretary since    (since May 2004); First Vice President (April
2006                         2001-April 2004), Associate General Counsel (December
Age: 40                      2000-April 2004),of UBS Financial Services Inc.

                             (formerly, PaineWebber Incorporated). An officer of
                             106 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

      Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Funds, who are affiliated with the Manager, receive no salary or fee from the Funds. The Independent Trustees' compensation from each Fund is shown below, and is for serving as a Trustee and member of a committee (if applicable), with respect to each Fund's fiscal period ended
February 29, 2008. The total compensation from each Fund and the fund complex represents compensation including accrued retirement benefits, for serving as a Trustee and member of a committee (applicable) of the Boards of the Funds and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2007.

--------------------------------------------------------------------------------------
Transition 2010 Fund
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Name and Other Fund    Compensation                    Estimated          Total
                                       Retirement
                                        Benefits
                                       Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon   From the Funds
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                           Fiscal period ended                         Year ended
                            February 29, 2008                       December 31, 2007

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $_7 (4)         N/A         $64,868(5)      $335,190 (6)

      Chairman of the
Board
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

David K. Downes(7)          $4            N/A         $26,112(8)       $180,587(9)
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
      Matthew P. Fink
      Regulatory &
Oversight Committee

Chairman and                $5            N/A        $10,004((10))      $154,368
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Robert G. Galli       $6            N/A       $137,599(1(1))  $330,533((1)(2))
Regulatory &
Oversight Committee
Member Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths     $6(1(3))         N/A        $51,621(1(4))      $198,211
Audit Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mary F. Miller
Audit Committee

Member and Governance    $5(1(5))         N/A        $13,201(1(4))      $152,698
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Joel W. Motley     $5(1(6))         N/A        $32,741(1(4))      $171,223
Governance Committee
Chairman and

Regulatory &
Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(17)      $1            N/A        $96,401(1(8))      $117,520

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $5            N/A           $77,288         $153,530

Jr.
Audit Committee
Member and Governance
Committee Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Joseph M. Wikler
Audit Committee

Member and Regulatory     $5(19)          N/A        $28,814(1(4))      $150,770
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold ((2)

Audit Committee

Member and Governance    $5((20))         N/A       $28,814((1)(4))     $150,770
Committee Member

--------------------------------------------------------------------------------------

(1)   "Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
(2)   "Estimated Annual Benefits Upon Retirement" is based on a single life payment election with the assumption that a Trustee will retire at the age of 75 and would then be eligible to receive retirement plan benefits with respect to certain Board I Funds in the case of Messrs. Downes, Galli and Wruble, with respect to ten other
         Oppenheimer funds that are not Board I Funds (the "Non-Board I
         Funds"). The Board I Funds' retirement plan was frozen effective
         December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits subsequently received previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the Non-Board I Funds is being frozen effective
         December 31, 2007.
(3)   Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.
(4)   Includes $7 deferred by Mr. Wruble under the Compensation Deferral Plan"
(5)   In lieu of receiving an estimated annual benefit amount of $7,374 for his service as a director or trustee to the Board I funds, Mr.
         Wruble elected to have an actuarially equivalent lump sum amount contributed to his Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan. The amount set forth in the table above also includes $57,619 for estimated annual benefits for serving as a director or trustee of 10 other
         Oppenheimer funds that are not the Non-Board I Funds. In lieu of receiving that estimated annual benefit, Mr. Wruble has elected to have an actuarially equivalent lump sum distributed to the
         Compensation Deferral Plan subsequent to the freezing of the
         Non-Board I Funds retirement plan.
(6)   Includes $140,000 paid to Mr. Wruble for serving as a director or trustee  of the Non-Board I Funds.
(7)   Mr. Downes was appointed as Trustee of the Board I Funds on August 1,
         2007, which was subsequent to the freezing of the Board I
         retirement plan.
(8)   This amount represents the estimated benefits that would be payable to
         Mr. Downes for serving as a director or trustee of the Non-Board
         I Funds. In lieu of receiving this estimated annual benefit, Mr.
         Downes has elected to receive and actuarially equivalent lump sum payment subsequent to the freezing of the Non-Board I Funds'
         retirement plan.
(9)   Includes $155,000 paid to Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
(10)  In lieu of receiving an estimated annual benefit for his service as a director or trustee to the Board I Funds, Mr. Fink elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds' retirement plan.
(11)  In lieu of receiving an estimated annual benefit amount of $62,085 of his service as a director or trustee to the Board I Funds, Mr.
         Galli elected to receive and actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds'
         retirement plan. The amount set forth in the table above also includes $75,514 for estimated annual benefits or serving as a director or trustee of the Non-Board I Funds. Mr. Galli has elected to receive this annual benefit in an annuity.

(12)  Includes $140,000 paid to Mr. Galli for serving as a director or trustee of the Non-Board I Funds.
      (13)  Includes $5 deferred by Mr. Griffiths under the Compensation
         Deferral Plan.
(14)  In lieu of receiving an estimated annual benefit for service as a director or trustee to the Board I Funds, this Trustee elected to have an actuarially equivalent lump sum amount contributed to his or her Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan.
(15)  Includes $2 deferred by Ms. Miller under the Compensation Deferral Plan.
(16)  Includes $1 deferred by Mr. Motley under the Compensation Deferral Plan.
(17)  Mr. Randall retired from the Boards of the Board I Funds effective June
         30, 2007.
(18)  At retirement, Mr. Randall elected to receive the alternative benefit payment based on a joint and survivor factor, which resulted in a lower annual payment than the amount indicated here.
(19)  Includes $3 deferred by Mr. Wikler under the Compensation Deferral Plan.
(20)  Includes $5 deferred by Mr. Wold under the Compensation Deferral Plan.

--------------------------------------------------------------------------------------
Transition 2015 Fund
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Name and Other Fund    Compensation                    Estimated          Total
                                       Retirement
                                        Benefits
                                       Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon   From the Funds
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                           Fiscal period ended                         Year ended
                            February 29, 2008                       December 31, 2007

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $9 (4)          N/A         $64,868(5)      $335,190 (6)

      Chairman of the
Board
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

David K. Downes(7)
Audit Committee
Chairman and
Regulatory &                $6            N/A         $26,112(8)       $180,587(9)
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Matthew P. Fink       $7            N/A        $10,004((10))      $154,368
Regulatory &
Oversight Committee
Chairman  and
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Robert G. Galli       $8            N/A       $137,599(1(1))   $330,533(1(2))
Regulatory &
Oversight Committee
Member & Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths     $8(1(3))         N/A        $51,621(1(4))      $198,211_
Audit Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mary F. Miller
Audit Committee

Member and Governance    $7(1(5))         N/A        $13,201(1(4))      $152,698
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Joel W. Motley     $7(1(6))         N/A        $32,741(1(4))      $171,223
Governance Committee
Chairman and

Regulatory &
Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(17)      $2            N/A        $96,401(1(8))      $117,520

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $7            N/A           $77,288         $153,530

Jr.
Audit Committee
Member and Governance
Committee Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Joseph M. Wikler
Audit Committee

Member and Regulatory     $7(19)          N/A        $28,814(1(4))      $150,770
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Peter I. Wold
Audit Committee

Member and Governance    $7((20))         N/A       $28,814((1)(4))     $150,770
Committee Member

--------------------------------------------------------------------------------------

(1)   "Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
(2)   "Estimated Annual Benefits Upon Retirement" is based on a single life payment election with the assumption that a Trustee will retire at the age of 75 and would then be eligible to receive retirement plan benefits with respect to certain Board I Funds, and in the case of Messrs. Downes, Galli and Wruble, with respect to ten other Oppenheimer funds that are not Board I Funds (the
         "Non-Board I Funds"). The Board I Funds' retirement plan was frozen effective December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits subsequently received previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the Non-Board I Funds is being frozen effective December 31, 2007.
(3)   Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.
(4)   Includes $9 deferred by Mr. Wruble under the Compensation Deferral Plan.
(5)   In lieu of receiving and estimated annual benefit amount of $7,374 for his service as a director or trustee to the Board I Funds, Mr.
         Wruble elected to have and actuarially equivalent lump sum amount contributed to his Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan. The amount set forth in the table above also includes $57,619 for estimated annual benefits for serving as a director or trustee of 10 other
         Oppenheimer funds that are not the Non-Board I Funds. In lieu of receiving that estimated annual benefit, Mr. Wruble has elected to have an actuarially equivalent lump sum distributed to the
         Compensation Deferral Plan subsequent to the freezing of the
         Non-Board I Funds' retirement plan.
(6)   Includes $140,000 paid to Mr. Wruble for serving as a director or trustee of the Non-Board I Funds.
      Mr. Downes was appointed as Trustee of the Board I Funds on August
         1, 2007, which was subsequent to the freezing of the Board I retirement plan.
(8)   This amount represents the estimated benefits that would be payable to
         Mr. Downes for serving as a director or trustee of the Non-Board
         I Funds. In lieu of receiving this estimated annual benefit, Mr.
         Downes has elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Non-Board I Funds'
         retirement plan.
(9)   Includes $155,000 paid to Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
(10)  In lieu of receiving an estimated annual benefit for his service as a director or trustee o the Board I Funds, Mr. Fink elected to receive and actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds' retirement plan.
(11)  In lieu of receiving an estimated annual benefit amount of $62,085 for his service as a director or trustee to the Board I Funds, Mr.
         Galli elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds'
         retirement plan. The amount set forth in the table above also includes $75,514 for estimated annual benefits for serving as a director or trustee of the Non-Board I Funds. Mr. Galli has elected to receive this annual benefit in an annuity.
(12)  Includes $140,000 paid to Mr. Galli for serving as a director or trustee of the Non-Board I Funds.
      (13)  Includes $7 deferred by Mr. Griffiths under the Compensation
         Deferral Plan.
(14)  In lieu of receiving an estimated annual benefit for service as a director or trustee to the Board I Funds, this Trustee elected to have an actuarially equivalent lump sum amount contributed to his or her Compensation Deferral Plan account subsequent to the freezing of the board I Funds' retirement plan.
(15)  Includes $3 deferred by Ms. Miller under the Compensation Deferral Plan.
(16)  Includes $1 deferred by Mr. Motley under the Compensation Deferral Plan.
(17)  Mr. Randall retired from the Boards of the Board I Funds effective June
         30, 2007.
(18)  At retirement, Mr. Randall elected to receive the alternative benefit payment based on a joint and survivor factor, which resulted in a lower annual payment than the amount indicated.
(19)  Includes $3 deferred by Mr. Wikler under the Compensation Deferral Plan.
(20)  Includes $7 deferred by Mr. Wold under the Compensation Deferral Plan.

--------------------------------------------------------------------------------------
Transition 2020 Fund
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Name and Other Fund    Compensation                    Estimated          Total
                                       Retirement
                                        Benefits
                                       Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon   From the Funds
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                           Fiscal period ended                         Year ended
                            February 29, 2008                       December 31, 2007

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $9 (4)          N/A         $64,868(5)      $335,190 (6)

      Chairman of the
Board
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      David K. Downes(7)    $6            N/A         $26,112(8)       $180,587(9)
Audit        Committee
Chairman           and
Regulatory           &
Oversight    Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
      Matthew P. Fink

Regulatory &
Oversight Committee
Chairman and                $7            N/A        $10,004((10))      $154,368
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Robert G. Galli       $9            N/A       $137,599(1(1))   $330,533(1(2))
Regulatory &
Oversight Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths     $9(1(3))         N/A        $51,621(1(4))      $198,211
Audit Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mary F. Miller
Audit Committee

Member and Governance    $7(1(5))         N/A        $13,201(1(4))      $152,698
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Joel W. Motley     $7(1(6))         N/A        $32,741(1(4))      $171,223
Governance Committee
Chairman and

Regulatory &
Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(17)      $1            N/A        $96,401(1(8))      $117,520

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $7            N/A           $77,288         $153,530

Jr.
Audit Committee
Member and Governance
Committee Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Joseph M. Wikler
Audit Committee

Member and Regulatory     $7(19)          N/A        $28,814(1(4))      $150,770
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Peter I. Wold
Audit Committee

Member and Governance    $7((20))         N/A       $28,814((1)(4))     $150,770
Committee Member

--------------------------------------------------------------------------------------

(1)   "Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
(2)   "Estimated Annual Benefits Upon Retirement" is based on a single life payment election with the assumption that a Trustee will retire at the age of 75 and would be eligible to receive retirement plan benefits with respect to certain Board I Funds, and in the case of Messrs. Downes, Galli and Wruble, with respect to ten other
         Oppenheimer funds that are not Board I Funds (the Non-Board I
         Funds"). The Board I Funds' retirement plan was frozen effective
         December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits subsequently received previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the Non-Board I Funds is being frozen effective
         December 31, 2007.
(3)   Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.
(4)   Includes $9 deferred by Mr. Wruble under the Compensation Deferral Plan.
(5)   In lieu of receiving an estimated annual benefit amount of $7,374 for his service as a director or trustee to the Board I Funds, Mr.
         Wruble elected to have an actuarially equivalent lump sum amount contributed to his Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan. The amount set forth in the table above also includes $57,619 for estimated annual benefits for serving as a director or trustee of 10 other
         Oppenheimer funds that are not the Non-Board I Funds. In lieu of receiving that estimated annual benefit, Mr. Wruble has elected to have an actuarially equivalent lump sum distributed to the
         Compensation Deferral Plan subsequent to the freezing of the
         Non-Board I Funds' retirement plan.
(6)   Includes $140,000 paid to Mr. Wruble for serving as a director or trustee of the Non-Board I Funds.
(7)   Mr. Downes was appointed as Trustee of the Board I Funds on August 1,
         2007, which was subsequent to the freezing of the Board I
         retirement plan
(8)   The amount represents the estimated benefits that would be payable to
         Mr. Downes for serving as a director or trustee of the Non-Board
         I Funds. In lieu of receiving this estimated annual benefit, Mr.
         Downes has elected to receive and actuarially equivalent lump sum payment subsequent to the freezing of the Non-Board I Funds'
         retirement plan.
(9)   Includes $155,000 paid to Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
(10)  In lieu of receiving an estimated annual benefit for his service as a director or trustee to the Board I Funds, Mr. Fink elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds' retirement plan.
      In lieu of receiving an estimated annual benefit amount of $62,085 for his service as a director or trustee to the Board I Funds,
         Mr. Galli elected to receive and actuarially equivalent lump sum amount contributed to his or her Compensation Deferral Plan account subsequent to the freezing the Board I Funds' retirement plan. The amount set forth in the table above also includes
         $75,514 for estimated annual benefits for serving as a director or trustee of the Non-Board I Funds. Mr. Galli has elected to receive this annual benefit in an annuity.
      .Includes $140,000 paid to Mr. Galli for serving as director or trustee of the Non-Board I Funds.
(13)  Includes $7 deferred by Mr. Griffiths under the Compensation Deferral
         Plan.
(14)  In lieu of receiving an estimated annual benefit for service as a director or trustee to the Board I Funds, this Trustee, elected to have an actuarially equivalent lump sum amount contributed to his or her Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan..
      (15)  Includes $3 deferred by Ms. Miller under the Compensation
         Deferral Plan.
(16)  Includes $1 deferred by Mr. Motley under the Compensation Deferral Plan.
(17)  Mr. Randall retired from the Boards of the Board I Funds effective June
         30, 2007.
(18)  At retirement, Mr. Randall elected to receive the alternative benefit payment based on joint and survivor factor, which resulted in a lower annual payment than the amount indicated here.
(19)  Includes $4 deferred by Mr. Wikler under the Compensation Deferral Plan.
(20)  Includes $7 deferred by Mr. Wold under the "Compensation Deferral Plan.

    ----------------------------------------------------------------------------------

    Transition 2025 Fund

    ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Name and Other Fund      Estimated                     Estimated          Total
                         Aggregate
                       Compensation
                         From the
                          Fund(1)      Retirement                     Compensation
                        Fiscal Year     Benefits                     From the Funds
                           ended       Accrued as       Annual      and Fund Complex
Position(s) (as        February 28,   Part of Fund   Benefits Upon     Year ended
applicable)                2009         Expenses     Retirement(2)  December 31, 2007

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $7 (4)          N/A         $64,868(5)      $335,190 (6)
      Chairman of the
Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      David K. Downes(7)    $6            N/A         $26,112(8)       $180,587(9)
Audit        Committee
Chairman           and
Regulatory           &
Oversight    Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Matthew P. Fink
Regulatory &
Oversight Committee
Chairman and                $5            N/A        $10,004((10))      $154,368
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Robert G. Galli       $7            N/A        $137,599(11)    $330,533(1(2))
Regulatory &
Oversight Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $7(13)          N/A         $51,621(14)       $198,211
Audit Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee
Member and Governance     $5(15)          N/A         $13,201(14)       $152,698
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Joel W. Motley      $5 (16)         N/A         $32,741(14)       $171,223
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(17)      $5            N/A        $96,401(1(8))      $117,520

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $5            N/A           $77,288         $153,530
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler
Audit Committee
Member and Regulatory     $5(19)          N/A        $28,814(1(4))      $150,770
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold
Audit Committee
Member and Governance     $7(20)          N/A         $28,814(14)       $150,770
Committee Member

--------------------------------------------------------------------------------------

(1)   "Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
(2)   "Estimated Annual Benefits Upon Retirement" is based on a single life payment election with the assumption that a Trustee will retire at the age of 75 and would be eligible to receive retirement plan benefits with respect to certain Board I Funds, and in the case of Messrs. Downes, Galli and Wruble, with respect to ten other
         Oppenheimer funds that are not Board I Funds (the Non-Board I
         Funds"). The Board I Funds' retirement plan was frozen effective
         December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits subsequently received previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the Non-Board I Funds is being frozen effective
         December 31, 2007.
(3)   Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.
(4)   Includes $7 deferred by Mr. Wruble under the Compensation Deferral Plan.
(5)   In lieu of receiving an estimated annual benefit amount of $7,374 for his service as a director or trustee to the Board I Funds, Mr.
         Wruble elected to have an actuarially equivalent lump sum amount contributed to his Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan. The amount set forth in the table above also includes $57,619 for estimated annual benefits for serving as a director or trustee of 10 other
         Oppenheimer funds that are not the Non-Board I Funds. In lieu of receiving that estimated annual benefit, Mr. Wruble has elected to have an actuarially equivalent lump sum distributed to the
         Compensation Deferral Plan subsequent to the freezing of the
         Non-Board I Funds' retirement plan.
(6)   Includes $140,000 paid to Mr. Wruble for serving as a director or trustee of the Non-Board I Funds.
(7)   Mr. Downes was appointed as Trustee of the Board I Funds on August 1,
         2007, which was subsequent to the freezing of the Board I
         retirement plan
(8)   The amount represents the estimated benefits that would be payable to
         Mr. Downes for serving as a director or trustee of the Non-Board
         I Funds. In lieu of receiving this estimated annual benefit, Mr.
         Downes has elected to receive and actuarially equivalent lump sum payment subsequent to the freezing of the Non-Board I Funds'
         retirement plan.
(9)   Includes $155,000 paid to Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
(10)  In lieu of receiving an estimated annual benefit for his service as a director or trustee to the Board I Funds, Mr. Fink elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds' retirement plan.
(11)  In lieu of receiving an estimated annual benefit amount of $62,085 for his service as a director or trustee to the Board I Funds, Mr.
         Galli elected to receive and actuarially equivalent lump sum amount contributed to his or her Compensation Deferral Plan account subsequent to the freezing the Board I Funds' retirement plan. The amount set forth in the table above also includes
         $75,514 for estimated annual benefits for serving as a director or trustee of the Non-Board I Funds. Mr. Galli has elected to receive this annual benefit in an annuity.
(12)  .Includes $140,000 paid to Mr. Galli for serving as director or trustee of the Non-Board I Funds.
(13)  Includes $6 deferred by Mr. Griffiths under the Compensation Deferral
         Plan.
(14)  In lieu of receiving an estimated annual benefit for service as a director or trustee to the Board I Funds, this Trustee, elected to have an actuarially equivalent lump sum amount contributed to his or her Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan.
(15)  Includes $2 deferred by Ms. Miller under the Compensation Deferral Plan.
(16)  Includes $1 deferred by Mr. Motley under the Compensation Deferral Plan.
(17)  Mr. Randall retired from the Boards of the Board I Funds effective June
         30, 2007.
(18)  At retirement, Mr. Randall elected to receive the alternative benefit payment based on joint and survivor factor, which resulted in a lower annual payment than the amount indicated here.
(19)  Includes $3 deferred by Mr. Wikler under the Compensation Deferral Plan.
(20)  Includes $7 deferred by Mr. Wold under the "Compensation Deferral Plan.

--------------------------------------------------------------------------------------
Transition 2030 Fund
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Name and Other Fund    Compensation                    Estimated          Total
                                       Retirement
                                        Benefits
                                       Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon   From the Funds
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                           Fiscal period ended                         Year ended
                            February 29, 2008                       December 31, 2007

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $10 (4)         N/A         $64,993(5)      $335,190 (6)

      Chairman of the
Board
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

David K. Downes(7)
Audit Committee
Chairman and
Regulatory &                $7            N/A         $26,112(8)       $180,587(9)
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Matthew P. Fink       $7            N/A        $10,004((10))      $154,368
Regulatory &
Oversight Committee
Chairman and
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Robert G. Galli       $9            N/A       $137,599(1(1))   $330,533(1(2))
Regulatory &
Oversight Committee
Member & Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths     $9(1(3))         N/A        $51,621(1(4))      $198,211
Audit Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mary F. Miller
Audit Committee

Member and Governance    $7(1(5))         N/A        $13,201(1(4))      $152,698
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Joel W. Motley     $8(1(6))         N/A        $32,741(1(4))      $171,223
Governance Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(17)      $1            N/A        $96,401((18))      $117,520

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $7            N/A           $77,288         $153,530

Jr.
Audit Committee
Member and Governance
Committee Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Joseph M. Wikler
Audit Committee

Member and Regulatory     $7(19)          N/A        $28,814(1(4))      $150,770
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Peter I. Wold
Audit Committee

Member and Governance    $7((20))         N/A       $28,814((1)(4))     $150,770
Committee Member

--------------------------------------------------------------------------------------

(1)   "Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
(2)   "Estimated Annual Benefits Upon Retirement" is based on a single life payment election with the assumption that a Trustee would retire at the age of 75 and would then be eligible to receive
          retirement plan benefits with respect to certain Board I Funds, and in the case of Messrs. Downes, Galli and Wruble, with
          respect to ten other Oppenheimer funds that are not Board I
          Funds (the "Non-Board I Funds"). The Board I Funds' retirement plan was frozen effective December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits subsequently received previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the non-Board I
          Funds is being frozen effective December 31, 2007.
(3)   Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.
(4)   Includes $10 deferred by Mr. Wruble under the Compensation Deferral
          Plan.
(5)   In lieu of receiving an estimated annual benefit amount of $7,374 for his service as a director or trustee to the Board I Funds, Mr.
          Wruble elected to have an actuarially equivalent lump sum amount contributed to his Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan. The amount set forth in the table above also includes $57,619 for estimated annual benefits for serving as a director or trustee of 10 other Oppenheimer funds that are not the Non-Board I
          Funds. In lieu of receiving that estimated annual benefit, Mr.
          Wruble has elected to have an actuarially equivalent lump sum distributed to the Compensation Deferral Plan subsequent to the freezing of the Non-Board I Funds' retirement plan.
(6)   Includes $140,000 paid to Mr. Wruble for serving as a trustee or director of the Non-Board I Funds.
(7)   Mr. Downes was appointed as Trustee of the Board I Funds on August 1,
          2007, which was subsequent to the freezing of the Board I
          retirement plan.
(8)   This amount represents  the estimated benefits that would be payable to
          Mr. Downes for serving as a director or trustee for the
          Non-Board I Funds. In lieu of receiving this estimated annual benefit, Mr. Downes has elected to receive an actuarially
          equivalent lump sum payment subsequent to the freezing of the
          Non-Board I Funds' retirement plan.
(9)   Includes $155,000 paid to Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
      In lieu of receiving an estimated annual benefit for his service as a director or trustee to the Board I Funds, Mr. Fink elected to receive and actuarially equivalent lump sum payment subsequent to the freezing of the board I Funds' retirement plan.
(11)  In lieu of receiving an estimated annual benefit amount of $62,085 for his service as a director or trustee to the Board I Funds, Mr.
          Galli elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds'
          retirement plan. The amount set forth in the table above also includes $75,514 for estimated annual benefits for serving as a director or trustee of the Non-Board I Funds. Mr. Galli has elected to receive this annual benefit in an annuity.
      (12)  Includes $140,000 paid to Mr. Galli for serving as a director or trustee of the Non-Board I Funds.
      (13)  Includes $8 deferred by Mr. Griffiths under the Compensation
          Deferral Plan
(14)  In lieu of receiving an estimated annual benefit for service as a director or trustee to the Board I Funds, this Trustee elected to have an actuarially equivalent lump sum amount contributed to his or her Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan..
(15)  Includes $3 deferred by Ms. Miller under the Compensation Deferral Plan.
(16)  Includes $1 deferred by Mr. Motley under the Compensation Deferral Plan.
(17)  Mr. Randall retired from the Boards of the board I funds effective June
          30, 2007.
(18)  At retirement, Mr. Randall elected to receive the alternative benefit payment based on a joint and survivor factor, which resulted in a lower annual payment than the amount indicated here.
(19)  Includes $4 deferred by Mr. Wikler under the Compensation Deferral Plan.
(20)  Includes $7 deferred by Mr. Wold under the Compensation Deferral Plan.

--------------------------------------------------------------------------------------

Transition 2040 Fund

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Name and Other Fund      Estimated                     Estimated          Total
                         Aggregate
                       Compensation
                         From the
                          Fund(1)      Retirement                     Compensation
                        Fiscal Year     Benefits                     From the Funds
                           ended       Accrued as       Annual      and Fund Complex
Position(s) (as        February 28,   Part of Fund   Benefits Upon     Year ended
applicable)                2009         Expenses     Retirement(2)  December 31, 2007

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $7 (4)          N/A         $64,868(5)      $335,190 (6)
      Chairman of the
Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      David K. Downes(7)    $6            N/A         $26,112(8)       $180,587(9)
Audit        Committee
Chairman           and
Regulatory           &
Oversight    Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Matthew P. Fink
Regulatory &
Oversight Committee
Chairman and                $5            N/A        $10,004((10))      $154,368
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Robert G. Galli       $7            N/A        $137,599(11)    $330,533(1(2))
Regulatory &
Oversight Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $7(13)          N/A         $51,621(14)       $198,211
Audit Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee
Member and Governance     $5(15)          N/A         $13,201(14)       $152,698
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Joel W. Motley      $5 (16)         N/A         $32,741(14)       $171,223
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(17)      $5            N/A        $96,401(1(8))      $117,520

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $5            N/A           $77,288         $153,530
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler
Audit Committee
Member and Regulatory     $5(19)          N/A        $28,814(1(4))      $150,770
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold
Audit Committee
Member and Governance     $7(20)          N/A         $28,814(14)       $150,770
Committee Member

--------------------------------------------------------------------------------------

(1)   "Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
(2)   "Estimated Annual Benefits Upon Retirement" is based on a single life payment election with the assumption that a Trustee will retire at the age of 75 and would be eligible to receive retirement plan benefits with respect to certain Board I Funds, and in the case of Messrs. Downes, Galli and Wruble, with respect to ten other Oppenheimer funds that are not Board I Funds (the
          Non-Board I Funds"). The Board I Funds' retirement plan was frozen effective December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits
          subsequently received previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the Non-Board I Funds is being frozen effective December 31, 2007.
(3)   Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.
(4)   Includes $7 deferred by Mr. Wruble under the Compensation Deferral Plan.
(5)   In lieu of receiving an estimated annual benefit amount of $7,374 for his service as a director or trustee to the Board I Funds, Mr.
          Wruble elected to have an actuarially equivalent lump sum amount contributed to his Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan. The amount set forth in the table above also includes $57,619 for estimated annual benefits for serving as a director or trustee of 10 other Oppenheimer funds that are not the Non-Board I
          Funds. In lieu of receiving that estimated annual benefit, Mr.
          Wruble has elected to have an actuarially equivalent lump sum distributed to the Compensation Deferral Plan subsequent to the freezing of the Non-Board I Funds' retirement plan.
(6)   Includes $140,000 paid to Mr. Wruble for serving as a director or trustee of the Non-Board I Funds.
(7)   Mr. Downes was appointed as Trustee of the Board I Funds on August 1,
          2007, which was subsequent to the freezing of the Board I
          retirement plan
(8)   The amount represents the estimated benefits that would be payable to
          Mr. Downes for serving as a director or trustee of the Non-Board
          I Funds. In lieu of receiving this estimated annual benefit, Mr.
          Downes has elected to receive and actuarially equivalent lump sum payment subsequent to the freezing of the Non-Board I Funds'
          retirement plan.
(9)   Includes $155,000 paid to Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
(10)  In lieu of receiving an estimated annual benefit for his service as a director or trustee to the Board I Funds, Mr. Fink elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds' retirement plan.
(11)  In lieu of receiving an estimated annual benefit amount of $62,085 for his service as a director or trustee to the Board I Funds, Mr.
          Galli elected to receive and actuarially equivalent lump sum amount contributed to his or her Compensation Deferral Plan account subsequent to the freezing the Board I Funds' retirement plan. The amount set forth in the table above also includes
          $75,514 for estimated annual benefits for serving as a director or trustee of the Non-Board I Funds. Mr. Galli has elected to receive this annual benefit in an annuity.
(12)  .Includes $140,000 paid to Mr. Galli for serving as director or trustee of the Non-Board I Funds.
(13)  Includes $6 deferred by Mr. Griffiths under the Compensation Deferral
          Plan.
(14)  In lieu of receiving an estimated annual benefit for service as a director or trustee to the Board I Funds, this Trustee, elected to have an actuarially equivalent lump sum amount contributed to his or her Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan.
(15)  Includes $2 deferred by Ms. Miller under the Compensation Deferral Plan.
(16)  Includes $1 deferred by Mr. Motley under the Compensation Deferral Plan.
(17)  Mr. Randall retired from the Boards of the Board I Funds effective June
          30, 2007.
(18)  At retirement, Mr. Randall elected to receive the alternative benefit payment based on joint and survivor factor, which resulted in a lower annual payment than the amount indicated here.
(19)  Includes $3 deferred by Mr. Wikler under the Compensation Deferral Plan.
(20)  Includes $5 deferred by Mr. Wold under the "Compensation Deferral Plan.

--------------------------------------------------------------------------------------

Transition 2050 Fund

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

                         Estimated
                         Aggregate
                       Compensation
                         From the                                      Total
                          Fund(1)      Retirement                     Compensation
                        Fiscal Year     Benefits      Estimated       From the Funds
Name and Other Fund    ended            Accrued as       Annual      and Fund Complex
Position(s) (as        February 28,   Part of Fund   Benefits Upon     Year ended
applicable)                2009         Expenses     Retirement(2)  December 31, 2007

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $7 (4)          N/A         $64,868(5)      $335,190 (6)
      Chairman of the
Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      David K. Downes(7)    $6            N/A         $26,112(8)       $180,587(9)
Audit        Committee
Chairman           and
Regulatory           &
Oversight    Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Matthew P. Fink
Regulatory &
Oversight Committee
Chairman and                $5            N/A        $10,004((10))      $154,368
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Robert G. Galli       $7            N/A        $137,599(11)    $330,533(1(2))
Regulatory &
Oversight Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $7(13)          N/A         $51,621(14)       $198,211
Audit Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee
Member and Governance     $5(15)          N/A         $13,201(14)       $152,698
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Joel W. Motley      $5 (16)         N/A         $32,741(14)       $171,223
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(17)      $5            N/A        $96,401(1(8))      $117,520

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $5            N/A           $77,288         $153,530
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler
Audit Committee
Member and Regulatory     $5(19)          N/A        $28,814(1(4))      $150,770
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold
Audit Committee
Member and Governance     $7(20)          N/A         $28,814(14)       $150,770
Committee Member

--------------------------------------------------------------------------------------

(1)   "Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
(2)   "Estimated Annual Benefits Upon Retirement" is based on a single life payment election with the assumption that a Trustee will retire at the age of 75 and would be eligible to receive retirement plan benefits with respect to certain Board I Funds, and in the case of Messrs. Downes, Galli and Wruble, with respect to ten other Oppenheimer funds that are not Board I Funds (the
          Non-Board I Funds"). The Board I Funds' retirement plan was frozen effective December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits
          subsequently received previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the Non-Board I Funds is being frozen effective December 31, 2007.
(3)   Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.
(4)   Includes $7 deferred by Mr. Wruble under the Compensation Deferral Plan.
(5)   In lieu of receiving an estimated annual benefit amount of $7,374 for his service as a director or trustee to the Board I Funds, Mr.
          Wruble elected to have an actuarially equivalent lump sum amount contributed to his Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan. The amount set forth in the table above also includes $57,619 for estimated annual benefits for serving as a director or trustee of 10 other Oppenheimer funds that are not the Non-Board I
          Funds. In lieu of receiving that estimated annual benefit, Mr.
          Wruble has elected to have an actuarially equivalent lump sum distributed to the Compensation Deferral Plan subsequent to the freezing of the Non-Board I Funds' retirement plan.
(6)   Includes $140,000 paid to Mr. Wruble for serving as a director or trustee of the Non-Board I Funds.
(7)   Mr. Downes was appointed as Trustee of the Board I Funds on August 1,
          2007, which was subsequent to the freezing of the Board I
          retirement plan
(8)   The amount represents the estimated benefits that would be payable to
          Mr. Downes for serving as a director or trustee of the Non-Board
          I Funds. In lieu of receiving this estimated annual benefit, Mr.
          Downes has elected to receive and actuarially equivalent lump sum payment subsequent to the freezing of the Non-Board I Funds'
          retirement plan.
(9)   Includes $155,000 paid to Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
(10)  In lieu of receiving an estimated annual benefit for his service as a director or trustee to the Board I Funds, Mr. Fink elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds' retirement plan.
(11)  In lieu of receiving an estimated annual benefit amount of $62,085 for his service as a director or trustee to the Board I Funds, Mr.
          Galli elected to receive and actuarially equivalent lump sum amount contributed to his or her Compensation Deferral Plan account subsequent to the freezing the Board I Funds' retirement plan. The amount set forth in the table above also includes
          $75,514 for estimated annual benefits for serving as a director or trustee of the Non-Board I Funds. Mr. Galli has elected to receive this annual benefit in an annuity.
(12)  .Includes $140,000 paid to Mr. Galli for serving as director or trustee of the Non-Board I Funds.
(13)  Includes $6 deferred by Mr. Griffiths under the Compensation Deferral
          Plan.
(14)  In lieu of receiving an estimated annual benefit for service as a director or trustee to the Board I Funds, this Trustee, elected to have an actuarially equivalent lump sum amount contributed to his or her Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan.
(15)  Includes $2 deferred by Ms. Miller under the Compensation Deferral Plan.
(16)  Includes $1 deferred by Mr. Motley under the Compensation Deferral Plan.
(17)  Mr. Randall retired from the Boards of the Board I Funds effective June
          30, 2007.
(18)  At retirement, Mr. Randall elected to receive the alternative benefit payment based on joint and survivor factor, which resulted in a lower annual payment than the amount indicated here.
(19)  Includes $3 deferred by Mr. Wikler under the Compensation Deferral Plan.
(20)  Includes $7 deferred by Mr. Wold under the "Compensation Deferral Plan.

      |X|   Retirement Plan for Trustees.  The Board I Funds adopted a retirement plan that provides for payments to retired Independent Trustees.
Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received.  A
Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must service for at least 15 years to be eligible for the maximum benefit.  The
Board has frozen the retirement plan with respect to new accruals as of
December 31, 2006 (the "Freeze Date").  Each Trustee continuing to serve on the Board of any of the Board I Funds after the Freeze Date (each such
Trustee a "Continuing Board Member") may elect to have his accrued benefit as of that date (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing board Members having at lest 7 years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit.  The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

      |X|   Compensation Deferral Plan. The Boards of Trustees have adopted a
Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustees under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Funds' assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major Shareholders. As of May 31, 2008, the only persons or entities who owned of record or were known by the Funds to own beneficially 5% or more of any class of the Funds' outstanding shares were:

Transition 2010 Fund

FBO John V. Radziwon, 367 North Forest Road, Williamsville, NY 14221-5034,
which owned 35,495.486 Class A shares (7.15% of the Class A shares then outstanding).

Foothill Deanza CC DIST, FBO Sandra Urabe, 1233 Weymoth Drive, Cupertino, CA
95014-4915, which owned 11,739.911 Class B shares (12.04% of the Class B shares then outstanding).

Raymond James & Associates Inc., FBO Thomas A. Kent IRA, RO, 24901 Reeds
Point Drive, Novi, MI 48374-25390, which owned 8,245.941 Class B shares
(8.46% of the Class B shares then outstanding).

FBO Paul G. Constantine, 1630 41st Street, Apt D11, Brooklyn, NY 11218-5569,
which owned 6,803.681 Class B shares (6.98% of the Class B shares then outstanding).

Pershing, LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
6,466.220 Class B shares (6.63% of the Class B shares then outstanding).

FBO Barbara A. Steinhauser, 1818 Bigelow Avenue, N, Apt 403, Seattle, WA
98109-2654, which owned 16,610.849 Class C shares (7.75% of the Class C shares then outstanding).

MG Trust Company Cust., Wells & Liggio D.O.P.A. 401K, 700 17th Street, Suite
300, Denver, CO 80202-3531, which owned 14,339.961 Class C shares (6.69% of the Class C shares then outstanding).

Orchard Trust Co, LLC, FBO Oppenheimer Record(k)eeper Pro, 8515 East Orchard
Road, Greenwood Village, CO 80111-500, which owned 12,426.016 Class C shares
(5.80% of the Class C shares then outstanding).

Lyons TWP HSD, 204, FBO Jeanne M. Widing, 6654 Snug Harbor Drive,
Willowbrook, IL 60527-1827, which owned 11,325.954 Class C shares (5.28% of the Class C shares then outstanding).

Orchard Trust Co, LLC, FBO Oppenheimer Record(k)eeper Pro, 8515 East Orchard
Road, Greenwood Village, CO 80111-500, which owned 109,445.765 Class N shares
(27.44% of the Class N shares then outstanding).

Singer Oil Company, LLC, 401(k) Plan, P.O. Box 307, West, Hennessey, OK
73742-0307, which owned 103,067.461 Class N shares (25.84% of the Class N shares then outstanding).

Garrison Simonsen, Inc., 401(k) Plan, 113 Pennsylvania Avenue, West, Warren,
PA16365-2514, which owned 44,848.843 Class N shares (11.24% of the Class N shares then outstanding).

MG Trust Company CUST, Garys Vacuflo, 700 17th Street, Suite 300, Denver, CO
80202-3531, which owned 33,278.518 Class N shares (8.34% of the Class N shares then outstanding).

MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive, E, Floor
3, Jacksonville, FL 32246-6484, which owned 28,431.526 Class N shares (7.12%
of the Class N shares then outstanding).

Taynik &  Co, C/O Investor  Bank &  Trust,  P.O.  Box 9130,  Boston,  MA
02117-9130,  which owned  4,932.887 Class Y shares (98.01% of the Class Y shares then outstanding).

Transition 2015 Fund

Chico USD, FBO Stan E. Hensley, 1060 San Ramon Drive, Chico, CA 95973-1027,
which owned 58,689.957 Class A shares (6.00% of the Class A shares then outstanding).

American Enterprise Investments, P.O. Box 9446, Minneapolis, MN 55474, which owned 19,618.482 Class B shares (9.75% of the Class B shares then outstanding).

Orchard Trust Co, LLC, FBO Oppenheimer Record(k)eeper Pro, 8515 East Orchard
Drive, Greenwood Village, VO 80111-500, which owned 44,863.322 Class C shares
(17.53% of the  Class C shares then outstanding).

MG Trust Company Cust, Wasatch Wind, Inc. 401(k), 700 17th Street, Suite 300,
Denver, CO 80202-3531, which owned 31,524.274 Class C shares (12.31% of the
Class C shares then outstanding).

Orchard Trust, Co LLC, FBO Oppenheimer Record(k)eeper Pro, 8515 East Orchard
Road, Greenwood Village, CO 80111-500, which owned 80,600.948 Class N shares
(37.15% of the Class N shares then outstanding).

R W Griffin Feed & Seen, 401(k) Plan, 420 Pearl Avenue, Douglas, GA
31533-4200, which owned 22,300.140 Class N shares (10.27% of the Class N shares then outstanding).

MG Trust Company Cust, Garys Vacuflo, 700 17th Street, Suite 300, Denver, CO
80202-3531, which owned 17,447.409 Class N shares (8.04% of the Class N shares then outstanding).

Alton Manufacturing, Inc., 401(k) Plan, 825 Lee Road, Rochester, NY
14606-4241, which owned 13,423.231 Class N shares (6.18% of the Class N shares then outstanding).

Metropolitan School, FBO Rita M. Buckley, 904 Windgate Court, Fenton, MO
63026-7002, which owned 11,502.369 Class N shares (5.30% of the Class N shares then outstanding).

Taynik  &  Co, C/O  Investors  Bank &  Trust P.O. Box 9130,  Boston,  MA
02117-9130,  which owned 16,451.891 Class Y shares (81.15% of the Class Y shares then outstanding).

Pershing, LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
2,822.199 Class Y shares (13.92% of the Class Y shares then outstanding).

Transition 2020 Fund

Orchard Trust Co LLC, FBO Oppenheimer Record(k)eeper Pro, 8515 East Orchard
Road, Greenwood Village, CO 80111-500, which owned 40,081.779 Class C shares
(9.11% of the Class C shares then outstanding).

Georgetown Post, Inc., 401(k) Plan, 3299 K Street NW, Suite 101, Washington,
DC 20007-4444, which owned 27,655.284 Class C shares (6.28% of the Class C shares then outstanding).

MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E, Floor
3, Jacksonville, FL 32246-6484, which owned 27,188.252 Class C shares (6.18%
of the Class C shares then outstanding).

Orchard Trust Co LLC, FBO Oppenheimer Record(k)eeper Pro, 8515 East Orchard
Road, Greenwood Village, CO 80111-500, which owned 131,872.479 Class N shares
(35.45% of the Class N shares then outstanding).

Total Airport Services, Inc., 401(k) Plan, 1985 Yosemite Avenue Suite 230,
Simi Valley, CA 93063-5200, which owned 24,560.607 Class N shares (6.60% of the Class N shares then outstanding).

Taynik & Co, C/O Investors Bank & Trust, P.O. Box 9130, Boston, MA
02117-9130, which owned 13,918.510 Class Y shares (80.21% of the Class Y shares then outstanding).

Pershing LLC, P.O. Box 2052, Jersey City, NJ  07303-9998, which owned 2,822
Class Y shares (16.26% of the Class Y shares then outstanding).

Transition 2025 Fund

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO  80112-3924,
which owned 70,000 Class A shares (93.84% of the Class A shares then outstanding).

OppenheimerFunds, Inc., 9803 South Tucson Way, Centennial, CO 80112-3924,
which owned 10,100.00 Class B shares (90.80% of the Class B shares then outstanding).

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112-3924,
which owned 10,100.00 Class C shares (98.9% of the Class C shares then outstanding).

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112-3924,
which owned 10,100.00 Class N shares (100.00% of the Class N shares then outstanding).

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112-3924,
which owned 10,100.00 Class Y shares (60.11% of the Class Y shares then outstanding).

Taynik & Co, C/O Investors Bank & Trust, P.O. Box 9130, Boston, MA
02117-9130, which owned 6,701.899 Class Y shares (39.88% of the Class Y shares then outstanding).

Transition 2030 Fund

Orchard Trust Co LLC, FBO Oppenheimer Record(k)eeper Pro, 8515 East Orchard
Road, Greenwood Village, CO 80111-500, which owned 91,814.271 Class C shares
(18.28% of the Class C shares then outstanding)..

MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive East,
Floor 3, Jacksonville, FL  32246-6484, which owned 37,600.353 Class C shares
(7.48% of the Class C shares then outstanding).

MLPF&S Fore the Sole Benefit of its Customers, 4800 Deer Lake Drive East,
Floor 3, Jacksonville, FL  32246-6484, which owned 144,913.047 Class N shares
(31.57% of the Class N shares then outstanding).

Orchard Trust Co LLC, FBO Oppenheimer Record(k)eeper Pro, 8515 East Orchard
Road, Greenwood Village, CO 80111-500, which owned 61,937.363 Class N shares
(13.49% of the Class N shares then outstanding).

Kelsen, Inc., 401(k) Plan, 40 Marcus Drive, Suite 101, Melville, NY
11747-4200, which owned 37,506.002 Class N shares (8.17% of the Class N shares then outstanding).

Taynik & Co, C/O Investors Bank & Trust, P.O. Box 9130, Boston, MA
02117-9130, which owned 54,723.747 Class Y shares (99.1% of the Class Y shares then outstanding).

Transition 2040 Fund

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO  80112-3924,
which owned 70,000 Class A shares (95.06% of the Class A shares then outstanding).

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO  80112-3924,
which owned 10,100.00 Class B shares (75.33% of the Class B shares then outstanding).

Zakheim Group, FBO David Zakheim, 968 East End, Woodmere, NY  11598-1004,
which owned 2,475.248 Class B shares (18.46% of the Class B shares then outstanding).

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO  80112-3924,
which owned 10,100.000 Class C shares (100.00% of the Class C shares then outstanding).

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112-3924,
which owned 10,100.000 Class N shares (98.71% of the Class N shares then outstanding).

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112-3924,
which owned 10,100.000 Class Y shares (99.99% of the Class Y shares then outstanding).

Transition 2050 Fund

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112-3924,
which owned 70,000.000 Class A shares  (99.35% of the Class A shares then outstanding).

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112-3924,
which owned, 10,100.000 Class B shares (100.00% of the Class B shares then outstanding).

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112-3924,
which owned 10,100.000 Class C shares (100.00% of the Class C shares then outstanding).

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112-3924,
which owned 10,100.000 Class N shares (99.67% of the Class N shares then outstanding.

OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112-3924,
which owned 10,100.000 Class Y shares (90.88% of the Class Y shares then outstanding).

Taynik & Co, C/O Investors Bank & Trust, P.O. Box 9130, Boston, MA
02117-9130, which owned 733.570 Class Y shares (6.60% of the Class Y shares then outstanding).

      The Manager

      The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Funds, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Funds' portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Funds and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds, subject to a number of restrictions and controls. Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to each Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.551.8090. The Code of Ethics can also be viewed as part of each Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

      |X|   Portfolio Proxy Voting. Each Fund is structured as a fund of funds and, as such, will invest assets in certain of the Underlying Funds.
Accordingly, each Fund, in its capacity as a shareholder in the Underlying
Funds, may be requested to vote on a matter pertaining to those Underlying
Funds. With respect to any such matter, each Fund will vote its shares in the
Underlying Funds in the same proportion as the vote of all other shareholders in that Underlying Fund.

      Each Underlying Fund has adopted Portfolio Proxy Voting Policies and
Procedures which include Proxy Voting Guidelines, under which the Underlying
Fund vote proxies relating to securities ("portfolio proxies") held by the
Underlying Fund. Each Underlying Fund's primary consideration in voting portfolio proxies is the financial interests of the Underlying Fund and its shareholders. The Underlying Funds have retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Underlying
Funds' Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the
Underlying Funds and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote, on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     Each Underlying Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     Each Underlying Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:  Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, each Underlying Fund opposes anti-takeover proposals and supports elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     Each Underlying Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     Each Underlying Fund opposes proposals to classify the board of directors.
o     Each Underlying Fund supports proposals to eliminate cumulative voting.
o     Each Underlying Fund opposes re-pricing of stock options without shareholder approval.
o     Each Underlying Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. Each Underlying Fund analyzes stock option plans, paying particular attention to their dilutive effect. While each
         Underlying Fund generally supports management proposals, it opposes plans it considers to be excessive.

      The Funds, and each Underlying Fund, is required to file Form N-PX, with each complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Each Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Funds' toll-free at 1.800.525.7048; and (ii) on the SEC's website at www.sec.gov.

      |X|   The Investment Advisory Agreement.  The Manager provides
investment advisory and management services to the Funds under investment advisory agreements between the Manager and the Funds. The Manager selects securities for the Funds' portfolios and handles their day-to-day business.
The portfolio managers of the Funds are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the
Funds' portfolios. Other members of the Manager's investment teams provide the portfolio managers with counsel and support in managing the Funds'
portfolios.

      The agreements require the Manager, at its expense, to provide the
Funds with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Funds. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

      The Funds pay expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement list examples of expenses paid by the Funds. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Funds to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Funds as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Funds' net assets represented by that class.
The management fee paid by the Funds to the Manager for its last two fiscal years ended were:

---------------------------------------------------------------------------------

    Fiscal Period ended:        Management Fee Paid to OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      February 28, 2007                               $0

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      February 29, 2008                               $0

---------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Funds sustain in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Funds, the Manager may withdraw the right of the
Funds to use the name "Oppenheimer" as part of its name.

Portfolio Managers. The Funds are managed by a team of investment professionals which includes Rudi W. Schadt, Jerry A. Webman, Kurt
Wolfgruber, Christopher Leavy and Alexander Kurinets (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio
Managers") who are responsible for the day-to-day management of the Funds'
investments.

      |X|   Other Accounts Managed. In addition to managing the Funds'
investments, members of the portfolio management team also manage other investment portfolios and other accounts, on behalf of the Manager or its affiliates. The following table provides information regarding those portfolios and accounts as of February 29, 2008:

------------------------------------------------------------------------------

Transition 2010 Fund, Transition 2015 Fund, Transition 2020 Fund, Transition
2025 Fund, Transition 2030 Fund, Transition 2040 Fund and Transition 2050
Fund

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Portfolio                 Total                 Total                Total
                                                Assets
                          Assets in  Other      in Other
                 RegistereRegistered Pooled     Pooled              Assets
                 InvestmenInvestment Investment InvestmentOther    in Other
                 CompaniesCompanies  Vehicles   Vehicles  Accounts2Accounts
Manager          Managed  Managed(1)  Managed    Managed  Managed(Managed(2)
------------------------------------------------------------------------------
------------------------------------------------------------------------------

                    7       $4,822      None      None     None      None

 Rudi W. Schadt
------------------------------------------------------------------------------
------------------------------------------------------------------------------

                    4       $4,481      None      None     None      None

 Jerry A. Webman
------------------------------------------------------------------------------
------------------------------------------------------------------------------

                    4       $4,481      None      None     None      None

 Kurt Wolfgruber
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 Christopher        15     $14,406       4        $885       3       $360
 Leavy

------------------------------------------------------------------------------
------------------------------------------------------------------------------

 Alexander         None      None       None      None     None      None
 Kurinets

------------------------------------------------------------------------------
1.  In millions
2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, each of the Portfolio Managers also manage other funds. Potentially, at times, those responsibilities could conflict with the interests of the Funds. That may occur whether the investment strategies of the other funds are the same as, or different from, the Funds' investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between a Fund and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by a Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund is more advantageous to the Manager than the fee structure of the Funds, the Manager could have an incentive to favor the other funds. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Funds, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of a fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Funds.

      |X|   Compensation of the Portfolio Managers. The Portfolio Managers
are employed and compensated by the Manager, not the Funds. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the Funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the Funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of February 29, 2008, each Portfolio
Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the
Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.
Portfolio Managers who are responsible for duties as senior executives of the Manager may also receive compensation for the performance of their duties in that separate capacity.

      The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, which may include a Fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Portfolio
Managers do not receive additional compensation with respect to the performance of the Funds. They are compensated based on the performance of the Underlying Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is intended to be internally equitable and serve to reduce potential conflicts of interest between a Fund and other funds managed by the Portfolio Managers. The compensation structure of certain other portfolios managed by the Portfolio Managers may be different from the compensation structure of the Underlying Funds, described above. The
Portfolio Manager's compensation with regard to those portfolios may, under certain circumstances, include an amount based on the amount of the management fee.

      |X|   Ownership of Funds Shares. As of February 29, 2008, none of the
Portfolio Managers beneficially owned any shares of the Funds.

            Brokerage Policies of the Funds

Most of the portfolio transactions of the Funds will be the purchase or sale of securities of the Underlying Funds, which do not involve any commissions or other transaction fees. If a Fund invests in other securities, the
Manager will follow the brokerage practices of the Underlying Funds described below.

Brokerage Provisions of the Investment Advisory Agreements.  One of the
duties of the Manager under the investment advisory agreement of each
Underlying Fund is to arrange the portfolio transactions for those funds.
The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Underlying Funds' portfolio transactions. The
Manager is authorized 'to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the
Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the
"best execution" of the Funds' portfolio transactions. "Best execution"
means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, the Manager is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of each Underlying Fund as established by its Board of Trustees.

      Under the Underlying Funds' investment advisory agreements, in choosing brokers to execute portfolio transactions, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Underlying Funds and/or the other accounts over which the
Manager or its affiliates have investment discretion. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for each Underlying Fund subject to the provisions of the
Underlying Fund's investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Other accounts advised by the Manager have investment policies similar to those of an Underlying Fund. Those other accounts may purchase or sell the same securities as an Underlying Fund at the same time as an Underlying
Fund, which could affect the supply and price of the securities. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted (and the
Underlying Funds' Boards of Trustees have approved) procedures that permit the Underlying Funds to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Underlying Funds, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect an Underlying
Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Underlying Fund's shares when allocating those portfolio transactions, and (2) the Underlying Funds, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct an Underlying Funds' brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the
Underlying Funds' shares or the shares of any of the other Oppenheimer funds.

      The Underlying Funds' investment advisory agreements permit the
Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to an Underlying Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees of an Underlying Fund may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees of an Underlying Fund may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in an Underlying Fund's portfolio or are being considered for purchase.
The Manager provides information to the Underlying Funds' Boards about the commissions paid to brokers furnishing such services, together with the
Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the last two fiscal years, the Funds paid the total brokerage commissions indicated in the chart below.  During those two fiscal years, the Funds did not execute any transactions through or pay any commissions to firms that provide research services.

------------------------------------------------------------------------------

Fiscal Period Ended: Total Brokerage Commissions Paid by the Funds*

------------------------------------------------------------------------------
-------------------------------------------------------------------------

      February 28, 2007                           $0

-------------------------------------------------------------------------
-------------------------------------------------------------------------

      February 29, 2008                           $0

-------------------------------------------------------------------------

      *Amounts do not include spreads or commissions on principal transactions on a net trade bases

            Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Funds, the Distributor acts as the/ Funds' principal underwriter in the continuous public offering of the Funds' classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the most recent fiscal period for Oppenheimer Transition 2010 Fund, Oppenheimer Transition 2015
Fund, Oppenheimer Transition 2020 Fund, Oppenheimer Transition 2030 Fund,
shown in the tables below (Oppenheimer Transition 2025 Fund, Oppenheimer
Transition 2040 Fund, Oppenheimer Transition 2050 Fund have not yet completed a full fiscal year).

Transition 2010 Fund

---------------------------------------------------------------------------------------------
  Fiscal     Aggregate     Class A     Concessions   Concessions  Concessions   Concessions
             Front-End    Front-End
               Sales        Sales      on Class A    on Class B    on Class C   on Class N
              Charges      Charges       Shares        Shares        Shares       Shares
  Period    on Class A   Retained by   Advanced by   Advanced by  Advanced by   Advanced by
  Ended:      Shares    Distributor(1)Distributor(2)Distributor(2)Distributor(2)Distributor
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

 2/28/2007    $2,129         $0            $0           $375          $188          $0

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

 2/29/2008    $53,201      $27,484        $177         $12,912       $8,159       $3,006

---------------------------------------------------------------------------------------------

----------------------------------------------------------------------------

Fiscal           Class A          Class B        Class C        Class N
                Contingent      Contingent      Contingent     Contingent
              Deferred Sales  Deferred Sales     Deferred       Deferred
                 Charges          Charges     Sales Charges  Sales Charges
Period         Retained by      Retained by    Retained by    Retained by
Ended:         Distributor      Distributor    Distributor    Distributor

----------------------------------------------------------------------------
----------------------------------------------------------------------------

 2/28/2007          $0              $0              $0             $0

----------------------------------------------------------------------------
----------------------------------------------------------------------------

 2/29/2008          0               $66            $408           $85

----------------------------------------------------------------------------

Transition 2015 Fund

---------------------------------------------------------------------------------------------
   Fiscal     Aggregate     Class A    Concessions   Concessions  Concessions   Concessions
              Front-End    Front-End
              Sales          Sales      on Class A   on Class B    on Class C   on Class N
               Charges      Charges       Shares       Shares        Shares       Shares
              on Class    Retained by  Advanced by   Advanced by  Advanced by   Advanced by
Period Ended:  A Shares  Distributor(1)Distributor(2Distributor(2)Distributor(2)Distributor
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

  2/28/2007    $17,188      $1,620          $0         $3,654         $218          $0

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

  2/29/2008    $130,945     $42,013        $740        $19,469       $6,186       $2,961

---------------------------------------------------------------------------------------------

----------------------------------------------------------------------------

Fiscal           Class A          Class B        Class C        Class N
                Contingent      Contingent      Contingent     Contingent
              Deferred Sales  Deferred Sales     Deferred       Deferred
                 Charges          Charges     Sales Charges  Sales Charges
Period         Retained by      Retained by    Retained by    Retained by
Ended:         Distributor      Distributor    Distributor    Distributor

----------------------------------------------------------------------------
----------------------------------------------------------------------------

 2/28/2007          $0              $0              $0             $0

----------------------------------------------------------------------------
----------------------------------------------------------------------------

 2/29/2008          $0            $1,530            $1            $336

----------------------------------------------------------------------------

Transition 2020 Fund

-----------------------------------------------------------------------------------------------
Fiscal Period   Aggregate     Class A    Concessions   Concessions  Concessions   Concessions
                Front-End    Front-End
                  Sales        Sales      on Class A   on Class B    on Class C   on Class N
                 Charges      Charges       Shares       Shares        Shares       Shares
               on Class A   Retained by  Advanced by   Advanced by  Advanced by   Advanced by
 Ended 2/28:     Shares    Distributor(1)Distributor(2Distributor(2)Distributor(2)Distributor
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  2/28/2007      $4,259         $92           $0         $1,411          $0           $0

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  2/29/2008     $191,457      $62,166       $6,028       $63,158      $10,194       $4,577

-----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------

Fiscal           Class A          Class B        Class C        Class N
                Contingent      Contingent      Contingent     Contingent
              Deferred Sales  Deferred Sales     Deferred       Deferred
                 Charges          Charges     Sales Charges  Sales Charges
Period         Retained by      Retained by    Retained by    Retained by
Ended:         Distributor      Distributor    Distributor    Distributor

----------------------------------------------------------------------------
----------------------------------------------------------------------------

 2/28/2007          $0              $0              $0             $0

----------------------------------------------------------------------------
----------------------------------------------------------------------------

 2/29/2008         $124           $2,600           $435           $724

----------------------------------------------------------------------------

Transition 2030 Fund

---------------------------------------------------------------------------------------------
   Fiscal     Aggregate     Class A    Concessions   Concessions  Concessions   Concessions
              Front-End    Front-End
                Sales        Sales      on Class A   on Class B    on Class C   on Class N
               Charges      Charges       Shares       Shares        Shares       Shares
   Period    on Class A   Retained by  Advanced by   Advanced by  Advanced by   Advanced by
Ended 2/28:    Shares    Distributor(1)Distributor(2Distributor(2)Distributor(2)Distributor
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

 2/28/2007     $5,615        $691           $0         $2,379         $458          $0

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

 2/29/2008    $254,098      $88,211       $4,462       $60,898      $11,214       $1,805

---------------------------------------------------------------------------------------------

----------------------------------------------------------------------------

Fiscal           Class A          Class B        Class C        Class N
                Contingent      Contingent      Contingent     Contingent
              Deferred Sales  Deferred Sales     Deferred       Deferred
                 Charges          Charges     Sales Charges  Sales Charges
Period         Retained by      Retained by    Retained by    Retained by
Ended 2/28:    Distributor      Distributor    Distributor    Distributor

----------------------------------------------------------------------------
----------------------------------------------------------------------------

 2/28/2007          $0              $0              $0             $0

----------------------------------------------------------------------------
----------------------------------------------------------------------------

 2/29/2008         $72            $2,707           $172            $0

----------------------------------------------------------------------------

1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and

Distribution and Service Plans. Each Fund has adopted a Service Plan for Class A shares  and  Distribution  and  Service  Plans for Class B,  Class C and Class N
shares under Rule 12b-1 of the  Investment  Company  Act.  Under those plans the
Funds  pay the  Distributor  for  all or a  portion  of the  costs  incurred  in connection  with  the  distribution  and/or  servicing  of  the  shares  of  the particular  class.  Each  plan  has  been  approved  by a vote of the  Board  of
Trustees,  including a majority of the Independent Trustees, cast in person at a meeting  called for the purpose of voting on that plan. In accordance  with Rule
12b-1 of the  Investment  Company Act, the term  "Independent  Trustees" in this
Statement  of  Additional  Information  refers  to  those  Trustees  who are not
"interested  persons"  of the Fund and who do not have any  direct  or  indirect financial  interest in the operation of the  distribution  plan or any agreement under the plan.

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager derives from the advisory fees it receives from the Funds, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Funds' shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Funds'   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

Unless a plan is terminated  as described  below,  the plan  continues in effect from year to year but only if the Board of Trustees and its Independent Trustees specifically  vote  annually to approve its  continuance.  Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing the plan. A plan may be  terminated at any time by the vote of a majority of the
Independent  Trustees or by the vote of the holders of a "majority"  (as defined in the Investment Company Act) of the outstanding shares of that class.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected by the  amendment.  Because  Class B shares of the Funds  automatically convert into Class A shares 72 months after purchase,  the Funds must obtain the approval  of both  Class A and  Class B  shareholders  for a  proposed  material amendment to the Class A Plan that would materially  increase payments under the plan.  That  approval  must be by a  "majority"  (as  defined in the  Investment
Company Act) of the shares of each Class, voting separately by class.

     While the Plans are in effect,  the  Treasurer  of the Funds shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

     Each plan states that while it is in effect,  the selection and  nomination of those Trustees of the Funds who are not "interested persons" of the Funds are committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plans,  no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Independent Trustees.

     |X| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives from the Funds to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Funds,  assisting in establishing  and maintaining accounts  in the  Funds,  making  the  Funds'  investment  plans  available  and providing  other  services at the request of the Funds or the  Distributor.  The
Class A service plan permits  reimbursements  to the Distributor at a rate of up to 0.25% of average net assets of Class A shares.  The Board has set the rate at that level.  The Distributor does not receive or retain the service fee on Class
A  shares  in  accounts  for  which  the  Distributor  has  been  listed  as the broker-dealer of record.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan, the Board has not yet done so,  except in the case of the  special  arrangement  described
below  regarding  grandfathered   retirement  accounts.  The  Distributor  makes
payments to plan  recipients  periodically at an annual rate not to exceed 0.25%
of the  average  annual  net  assets  consisting  of Class A shares  held in the accounts of the recipients or their customers.

     The  Distributor  does not  receive  or retain the  service  fee on Class A
shares  in  accounts  for  which  the   Distributor   has  been  listed  as  the
broker-dealer of record.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan, the Board has not yet done so,  except in the case of shares  purchased  prior to March 1,
2007 with respect to certain group retirement plans that were established  prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the
Distributor  paid the 0.25% service fee for  grandfathered  retirement  plans in advance for the first year and retained the first year's service fee paid by the
Funds with respect to those shares.  After the shares were held for a year,  the
Distributor  paid the ongoing  service fees to recipients  on a periodic  basis.
Such  shares  are  subject to a  contingent  deferred  sales  charge if they are redeemed  within  18  months.  If Class A shares  purchased  in a  grandfathered retirement  plan prior to March 1, 2007 are redeemed within the first year after their  purchase,  the  recipient  of the  service  fees on those  shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of those fees. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007,  the  Distributor  does not make any payment in advance and does not retain the service fee for the first year.  Such shares are not subject to the contingent deferred sales charge.

For the fiscal period ended  February 29, 2008  payments  under the Class A plan totaled $4,917 for Transition 2010 Fund, $9,717 for Transition 2015 Fund, $8,371
for Transition  2020 Fund and $8,805 for  Transition  2030 Fund all of which was paid  by the  Distributor  to  recipients.  Oppenheimer  Transition  2025  Fund,
Oppenheimer  Transition 2040 Fund, and Oppenheimer  Transition 2050 Fund have an inception  date of March 4, 2008, and therefore have not completed a full fiscal year. Any unreimbursed  expenses the Distributor  incurs with respect to Class A shares  in any  fiscal  year  cannot  be  recovered  in  subsequent  years.  The
Distributor  may not use payments  received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

     |X| Class B, Class C and Class N Distribution  and Service Plan Fees. Under
each plan,  distribution and service fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each  regular  business  day  during  the  period.  Each plan  provides  for the
Distributor  to  be  compensated  at a  flat  rate,  whether  the  Distributor's distribution  expenses are more or less than the amounts paid by the Funds under the plan during the period for which the fee is paid. The types of services that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

     Each Plan  permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay  recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to  recipients  in advance for the first year after Class B,
Class C or Class N shares are  purchased.  After the first year Class B, Class C or Class N shares are outstanding,  after their purchase,  the Distributor makes periodic  service fee payments on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance  service fee payment.  If Class B, Class C or Class N shares are redeemed  during the first year  after  their  purchase,  the  recipient  of the service fees on those shares will be  obligated to repay the  Distributor  a pro rata  portion of the advance  payment of the  service fee made on those  shares.
Class B,  Class C or  Class N  shares  may not be  purchased  by a new  investor
directly  from  the  Distributor   without  the  investor   designating  another
registered broker-dealer. If the investor no longer has another broker-dealer of record for an existing account,  the Distributor is automatically  designated as the  broker-dealer  of  record,  but  solely  for the  purpose  of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the  asset-based  sales  charge paid on Class B, Class C or Class N shares,  but does not retain any service fees as to the assets represented by that account.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and the  asset-based  sales charge and service fees  increases
Class N expenses by 0.50% of the net assets per year of the respective class.

     The Distributor retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement  with the  Distributor, the  Distributor  will pay the Class B,  Class C or Class N service  fee and the asset-based sales charge to the dealer  periodically in lieu of paying the sales concessions and service fee in advance at the time of purchase.

     The asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Funds pay the asset-based  sales  charges to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition that the Distributor:

o    pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays service fees as described above,

o    may finance payment of sales concessions  and/or the advance of the service fee payment to recipients  under the plans,  or may provide such  financing from its own  resources or from the  resources of an  affiliate,  o employs personnel to support distribution of Class B, Class C and Class N shares, o bears the costs of sales  literature,  advertising and prospectuses  (other than  those  furnished  to  current  shareholders)  and  state  "blue  sky"
     registration  fees and certain other  distribution  expenses,  o may not be able to adequately  compensate dealers that sell Class B, Class C and Class
     N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,  o receives  payments under the plans  consistent  with the service  fees and  asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees, o may use the payments under the plan to include the Funds in various third-party distribution  programs  that  may  increase  sales  of Fund  shares,  o may experience increased difficulty selling the Funds' shares if payments under the plan are discontinued because most competitor Funds have plans that pay dealers  for  rendering  distribution  services  as much or more  than  the amounts  currently  being  paid  by the  Funds,  and o may  not be  able to continue  providing,  at the same or at a  lesser  cost,  the same  quality distribution  sales efforts and  services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

During a calendar year, the  Distributor's  actual  expenses in selling Class B,
Class C and Class N shares may be more than the  payments it  receives  from the contingent  deferred  sales  charges  collected on redeemed  shares and from the asset-based  sales  charges  paid to the  Distributor  by the  Funds  under  the distribution  and service plans.  Those excess  expenses are carried over on the
Distributor's  books and may be recouped from asset-based  sales charge payments from the Funds in future years.  However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped  that relate to (i) expenses the  Distributor  has incurred that represent  compensation  and expenses of its sales personnel and (ii) other direct  distribution  costs it has  incurred,  such as sales  literature,  state registration  fees,  advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those  categories of expenses is set at 0.70% of annual gross sales of shares of the Funds.  If those  categories of expenses exceed the capped amount,  the Distributor  bears the excess costs. If the Class B, Class C or Class N plan were to be  terminated  by a Fund,  the Fund's Board of Trustees may allow the Fund to continue  payments of the asset-based  sales charge to the
Distributor for distributing shares prior to the termination of the plan.

Transition 2010 Fund

Distribution  and Service  Fees Paid to the  Distributor  for the Fiscal  Period
Ended

  2/29/08

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              Total Payments   Amount Retained  Distributor's   Distributor's
                                                  Aggregate     Unreimbursed
                                                 Unreimbursed   Expenses as %
                                                   Expenses     of Net Assets
                Under Plan      by Distributor    Under Plan      of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan     $3,535(1)          $3,128         $12,707          1.42%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan     $7,069(2)          $4,320         $12,169          0.77%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan     $5,412(3)          $1,451         $13,516          0.65%

-------------------------------------------------------------------------------

1.    Includes $0 paid to an affiliate of the Distributor's parent company.
2.    Includes $17 paid to an affiliate of the Distributor's parent company.
3.    Includes $0 paid to an affiliate of the Distributor's parent company.

Transition 2015 Fund

-------------------------------------------------------------------------------
 Distribution and Service Fees Paid to the Distributor for the Fiscal Period

                                Ended 2/29/08

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              Total Payments   Amount Retained  Distributor's   Distributor's
                                                  Aggregate     Unreimbursed
                                                 Unreimbursed   Expenses as %
                                                   Expenses     of Net Assets
                Under Plan      by Distributor    Under Plan      of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan     $6,199(1)          $5,587         $19,170          1.52%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan     $8,539(2)          $4,599         $12,457          0.62%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan     $3,884(3)          $1,170         $14,388          0.95%

-------------------------------------------------------------------------------

1.    Includes $2 paid to an affiliate of the Distributor's parent company.
2.    Includes $0 paid to an affiliate of the Distributor's parent company.
3.    Includes $0 paid to an affiliate of the Distributor's parent company.

Transition 2020 Fund
-------------------------------------------------------------------------------
 Distribution and Service Fees Paid to the Distributor for the Fiscal Period

                                Ended 2/29/08

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              Total Payments   Amount Retained  Distributor's   Distributor's
                                                  Aggregate     Unreimbursed
                                                 Unreimbursed   Expenses as %
                                                   Expenses     of Net Assets
                Under Plan      by Distributor    Under Plan      of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan    $14,568(1)         $12,978         $48,066          1.66%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan    $10,769(2)          $5,699         $18,762          0.66%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan     $4,312(3)           $952          $11,932          0.45%

-------------------------------------------------------------------------------

1.    Includes $36 paid to an affiliate of the Distributor's parent company.
2.    Includes $120 paid to an affiliate of the Distributor's parent company.
3.    Includes $10 paid to an affiliate of the Distributor's parent company.

Transition 2030 Fund

-------------------------------------------------------------------------------
 Distribution and Service Fees Paid to the Distributor for the Fiscal Period

                                Ended 2/29/08

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Class:     Total Payments   Amount Retained  Distributor's   Distributor's
                                                  Aggregate     Unreimbursed
                                                 Unreimbursed   Expenses as %
                                                   Expenses     of Net Assets
                Under Plan      by Distributor    Under Plan      of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan    $13,976(1)         $12,393         $48,610          1.72%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan    $12,005(2)          $7,782         $22,573          0.67%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan     $4,188(3)          $1,052          $7,180          0.32%

-------------------------------------------------------------------------------

1.    Includes $70 paid to an affiliate of the Distributor's parent company.
2.    Includes $305 paid to an affiliate of the Distributor's parent company.
3.    Includes $0 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the FINRA on payments of asset-based sales charges and service fees.

            Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the
Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Funds and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services.
Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Funds share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the
         Distributor to financial intermediaries (see "About Your Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment Company Act, which are paid from the Funds' assets and allocated to the class of shares to which the plan relates (see "About the Fund --
         Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
         administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Funds or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
         self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Funds or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Funds or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Funds or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Funds' Prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Funds shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Funds or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Funds or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
      Funds or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2007, the following financial intermediaries and/or their respective affiliates offered shares of the
Oppenheimer funds and received revenue sharing or similar
distribution-related payments from the Manager or Distributor for marketing or program support:
1st Global Capital Company              Legend Equities Corporation
Advantage Capital Corporation           Lincoln Benefit National Life
Aegon USA                               Lincoln Financial Advisors Corporation
Aetna Life Insurance & Annuity Company  Lincoln Investment Planning, Inc.
AG Edwards & Sons, Inc.                 Linsco Private Ledger Financial
                                        Massachusetts Mutual Life Insurance
AIG Financial Advisors                  Company
AIG Life Variable Annuity               McDonald Investments, Inc.
                                        Merrill Lynch Pierce Fenner & Smith,
Allianz Life Insurance Company          Inc.
Allmerica Financial Life Insurance &
Annuity Company                         Merrill Lynch Insurance Group
Allstate Life Insurance Company         MetLife Investors Insurance Company
American Enterprise Life Insurance      MetLife Securities, Inc.
American General Annuity Insurance      Minnesota Life Insurance Company
American Portfolios Financial
Services, Inc.                          MML Investor Services, Inc.
Ameriprise Financial Services, Inc.     Mony Life Insurance Company
Ameritas Life Insurance Company         Morgan Stanley & Company, Inc.
Annuity Investors Life Insurance
Company                                 Multi-Financial Securities Corporation
Associated Securities Corporation       Mutual Service Corporation
AXA Advisors LLC                        NFP Securities, Inc.
AXA Equitable Life Insurance Company    Nathan & Lewis Securities, Inc.
Banc One Securities Corporation         National Planning Corporation
Cadaret Grant & Company, Inc.           Nationwide Financial Services, Inc.
CCO Investment Services Corporation     New England Securities Corporation
                                        New York Life Insurance & Annuity
Charles Schwab & Company, Inc.          Company
Chase Investment Services Corporation   Oppenheimer & Company
Citicorp Investment Services, Inc.      PFS Investments, Inc.
Citigroup Global Markets Inc.           Park Avenue Securities LLC
CitiStreet Advisors LLC                 Phoenix Life Insurance Company
Citizen's Bank of Rhode Island          Plan Member Securities
Columbus Life Insurance Company         Prime Capital Services, Inc.
Commonwealth Financial Network          Primevest Financial Services, Inc.
Compass Group Investment Advisors       Protective Life Insurance Company
                                        Prudential Investment Management
CUNA Brokerage Services, Inc.           Services LLC
CUSO Financial Services, LLP            Raymond James & Associates, Inc.
E*TRADE Clearing LLC                    Raymond James Financial Services, Inc.
Edward  Jones                           RBC Dain Rauscher Inc.
Essex National Securities, Inc.         Royal Alliance Associates, Inc.
Federal Kemper Life Assurance Company   Securities America, Inc.
                                        Security Benefit Life Insurance
Financial Network                       Company
                                        Security First-Metlife Investors
Financial Services Corporation          Insurance Company
GE Financial Assurance                  SII Investments, Inc.
GE Life & Annuity                       Signator Investors, Inc.
Genworth Financial, Inc.                Sorrento Pacific Financial LLC
GlenBrook Life & Annuity Company        Sun Life Assurance Company of Canada
                                        Sun Life Insurance & Annuity Company
Great West Life & Annuity Company       of New York
GWFS Equities, Inc.                     Sun Life Annuity Company Ltd.
Hartford Life Insurance Company         SunTrust Bank
HD Vest Investment Services, Inc.       SunTrust Securities, Inc.
Hewitt Associates LLC                   Thrivent Financial Services, Inc.
IFMG Securities, Inc.                   Towers Square Securities, Inc.
ING Financial Advisers LLC              Travelers Life & Annuity Company
ING Financial Partners, Inc.            UBS Financial Services, Inc.
Invest Financial Corporation            Union Central Life Insurance Company
                                        United Planners Financial Services of
Investment Centers of America, Inc.     America
Jefferson Pilot Life Insurance Company  Wachovia Securities, Inc.
Jefferson Pilot Securities Corporation  Walnut Street Securities, Inc.
John Hancock Life Insurance Company     Waterstone Financial Group
JP Morgan Securities, Inc.              Wells Fargo Investments
Kemper Investors Life Insurance Company Wescom Financial Services

      For the year ended December 31, 2007, the following firms, which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

1st Global Capital Co.                    ncoln Investment Planning, Inc.
AG Edwards                              Lincoln National Life Insurance Co.
ACS HR Solutions                          Linsco Private Ledger Financial
                                          Massachusetts Mutual Life Insurance
ADP                                       Company
                                          Matrix Settlement & Clearance
AETNA Life Ins & Annuity Co.              Services
Alliance Benefit Group                    McDonald Investments, Inc.
American Enterprise Investments           Mercer HR Services
American Express Retirement Service       Merrill Lynch
American United Life Insurance Co.        Mesirow Financial, Inc.
Ameriprise Financial Services, Inc.       MetLife
Ameritrade, Inc.                          MFS Investment Management
AMG (Administrative Management Group)     Mid Atlantic Capital Co.
AST (American Stock & Transfer)           Milliman USA
AXA Advisors                              Morgan Keegan & Co, Inc.
Bear Stearns Securities Co.               Morgan Stanley Dean Witter
Benefit Administration Company, LLC       Mutual of Omaha Life Insurance Co.
Benefit Administration, Inc.              Nathan & Lewis Securities, Inc.
Benefit Consultants Group                 National City Bank
Benefit Plans Administration              National Deferred Comp
Benetech, Inc.                            National Financial
Bisys                                     National Investor Services Co.
Boston Financial Data Services            Nationwide Life Insurance Company
Charles Schwab & Co, Inc.                 Newport Retirement Services, Inc.
Citigroup Global Markets Inc.             Northwest Plan Services, Inc.
CitiStreet                                NY Life Benefits
City National Bank                        Oppenheimer & Co, Inc.
Clark Consulting                          Peoples Securities, Inc.
CPI Qualified Plan Consultants, Inc.      Pershing LLC
DA Davidson & Co.                         PFPC
DailyAccess Corporation                   Piper Jaffray & Co.
Davenport & Co, LLC                       Plan Administrators, Inc.
David Lerner Associates, Inc.             Plan Member Securities
Digital Retirement Solutions, Inc.        Primevest Financial Services, Inc.
DR, Inc.                                  Principal Life Insurance Co.
                                          Prudential Investment Management
Dyatech, LLC                              Services LLC
E*Trade Clearing LLC                      PSMI Group, Inc.
Edward D Jones & Co.                      Quads Trust Company
Equitable Life / AXA                      Raymond James & Associates, Inc.
ERISA Administrative Svcs, Inc.           Reliance Trust Co.
ExpertPlan, Inc.                          Reliastar Life Insurance Company
FASCore LLC                               Robert W Baird & Co.
Ferris Baker Watts, Inc.                  RSM McGladrey
Fidelity                                  Scott & Stringfellow, Inc.
First Clearing LLC                        Scottrade, Inc.
First Southwest Co.                       Southwest Securities, Inc.
First Trust - Datalynx                    Standard Insurance Co
First Trust Corp                          Stanley, Hunt, Dupree & Rhine
Franklin Templeton                        Stanton Group, Inc.
Geller Group                              Sterne Agee & Leach, Inc.
Great West Life                           Stifel Nicolaus & Co, Inc.
H&R Block Financial Advisors, Inc.        Sun Trust Securities, Inc.
Hartford Life Insurance Co.               Symetra Financial Corp.
HD Vest Investment Services               T. Rowe Price
Hewitt Associates LLC                     The 401k Company
HSBC Brokerage USA, Inc.                  The Princeton Retirement Group Inc.
ICMA - RC Services                        The Retirement Plan Company, LLC
Independent Plan Coordinators             TruSource Union Bank of CA
Ingham Group                              UBS Financial Services, Inc.
Interactive Retirement Systems            Unified Fund Services (UFS)
Invesmart (Standard Retirement Services,
Inc.)                                     US Clearing Co.
Janney Montgomery Scott, Inc.             USAA Investment Management Co.
JJB Hillard W L Lyons, Inc.               USI Consulting Group
John Hancock                              VALIC Retirement Services
JP Morgan                                 Vanguard Group
July Business Services                    Wachovia
Kaufman & Goble                           Web401K.com
Legend Equities Co.                       Wedbush Morgan Securities
Legg Mason Wood Walker                    Wells Fargo Bank
Lehman Brothers, Inc.                     Wilmington Trust
Liberty Funds Distributor, Inc./Columbia
Management

      Performance of the Funds

Explanation  of  Performance  Terminology.  The Funds use a variety  of terms to illustrate their investment  performance.  Those terms include "cumulative total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are calculated is set forth below.  You can obtain  current  performance information  by  calling  the  Funds'  Transfer  Agent at  1.800.225.5677  or by
visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

     The Funds'  illustrations of their performance data in advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that  may  be  used  and  how  they  are  to  be  calculated.  In  general,  any advertisement  by the Funds of their  performance  data must include the average annual total returns for the advertised class of shares of the Funds.

     Use of standardized performance calculations enables an investor to compare the Funds'  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Funds'
performance information as a basis for comparison with other investments:

o    Total returns measure the  performance of a hypothetical  account in a Fund over various periods and do not show the performance of each  shareholder's account.  Your account's  performance will vary from the model  performance data if your  dividends  are  received  in cash,  or you buy or sell shares during the period,  or you bought your shares at a different time and price than the shares used in the model.

o    The  Funds'  performance  returns  may not  reflect  the effect of taxes on dividends and capital gains distributions.

o    An  investment  in the  Funds  is not  insured  by the  FDIC  or any  other government agency.

o    The  principal  value of the  Funds'  shares,  and  total  returns  are not guaranteed and normally will fluctuate on a daily basis.

o    When an investor's shares are redeemed, they may be worth more or less than their original cost.

o    Total returns for any given past period  represent  historical  performance information  and are not, and should not be  considered,  a  prediction  of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Funds are affected by market  conditions,  the quality of the  Funds'  investments,  the  maturity  of  those  investments,  the  types of investments the Funds hold, and its operating expenses that are allocated to the particular class.

     |X| Total Return Information.  There are different types of "total returns"
to measure  each Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Funds over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Funds use  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares, the
1.0%  contingent  deferred sales charge is deducted for returns for the one-year period.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

     1/n
(ERV)
(---) - 1 = Average Annual Total Return
( P )

     o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any distributions  made by the Funds during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes on Funds distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

        1/n
(ATVD)
(____) - 1 = Average Annual Total Return (After Taxes on Distribution
( P  )

     o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Funds  during the  specified  period and the  effect of capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

         1/n
(ATVdr)
(_____) - 1 = Average Annual Total Return (After Taxes on Distributions and Redemptions)
(  P  )

     o Cumulative Total Return.  The ED] "cumulative  total return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV-P
_____  = Total Return
  P

     o Total  Returns at Net Asset  Value.  From time to time the Funds may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  Each is based on the  difference  in net  asset  value per share at the beginning and the end of the period for a hypothetical  investment in that class of shares (without  considering  front-end or contingent deferred sales charges)
and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

          The Fund's Total Returns for
       the Periods Ended 2/29/08

----------------------------------------------------------------
Class of  Cumulative Total        Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)
----------------------------------------------------------------
----------------------------------------------------------------
                                 1-Year         Life of class
----------------------------------------------------------------
----------------------------------------------------------------
          After    Without  After    Without  After    Without
          Sales    Sales    Sales    Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge   Charge
----------------------------------------------------------------
----------------------------------------------------------------
Transition 2010 Fund
----------------------------------------------------------------
----------------------------------------------------------------

Class A*   -6.59%   -0.89%   -7.42%   -1.77%   -5.49%   -0.73%

----------------------------------------------------------------
----------------------------------------------------------------

Class B*   -5.64%   -1.82%   -7.34%   -2.60%   -4.70%   -1.51%

----------------------------------------------------------------
----------------------------------------------------------------

Class C*   -1.83%   -1.83%   -3.56%   -2.61%   -1.52%   -1.52%

----------------------------------------------------------------
----------------------------------------------------------------

Class N*   -2.23%   -1.27%   -3.10%   -2.15%   -1.85%   -1.05%

----------------------------------------------------------------
----------------------------------------------------------------

Class Y*   -0.67%   -0.67%   -1.65%   -1.65%   -0.55%   -0.55%

----------------------------------------------------------------
----------------------------------------------------------------
Transition 2015 Fund
----------------------------------------------------------------
----------------------------------------------------------------

Class A*   -6.09%   -0.36%   -7.75%   -2.12%   -5.08%   -0.30%

----------------------------------------------------------------
----------------------------------------------------------------

Class B*   -5.13%   -1.27%   -7.67%   -2.92%   -4.28%   -1.05%

----------------------------------------------------------------
----------------------------------------------------------------

Class C*   -1.23%   -1.23%   -3.83%   -2.88%   -1.02%   -1.02%

----------------------------------------------------------------
----------------------------------------------------------------

Class N*   -1.73%   -0.76%   -3.47%   -2.52%   -1.44%   -0.63%

----------------------------------------------------------------
----------------------------------------------------------------

Class Y*   -0.16%   -0.16%   -2.02%   -2.02%   -0.13%   -0.13%

----------------------------------------------------------------
----------------------------------------------------------------
Transition 2020 Fund
----------------------------------------------------------------
----------------------------------------------------------------

Class A*   -5.60%   0.16%    -7.18%   -1.51%   -4.67%   0.13%

----------------------------------------------------------------
----------------------------------------------------------------

Class B*   -4.67%   -0.78%   -7.12%   -2.34%   -3.89%   -0.65%

----------------------------------------------------------------
----------------------------------------------------------------

Class C*   -0.77%   -0.77%   -3.29%   -2.33%   -0.64%   -0.64%

----------------------------------------------------------------
----------------------------------------------------------------

Class N*   -1.15%   -0.17%   -2.71%   -1.74%   -0.95%   -0.14%

----------------------------------------------------------------
----------------------------------------------------------------

Class Y*   0.45%    0.45%    -1.23%   -1.23%   0.37%    0.37%

----------------------------------------------------------------
----------------------------------------------------------------
Transition 2030 Fund
----------------------------------------------------------------
----------------------------------------------------------------

Class A*   -4.77%   1.04%    -6.55%   -0.85%   -3.97%   0.86%

----------------------------------------------------------------
----------------------------------------------------------------

Class B*   -3.84%   0.10%    -6.42%   -1.58%   -3.20%   0.08%

----------------------------------------------------------------
----------------------------------------------------------------

Class C*   0.21%    0.21%    -2.44%   -1.47%   0.17%    0.17%

----------------------------------------------------------------
----------------------------------------------------------------

Class N*   -0.26%   0.73%    -2.03%   -1.05%   -0.22%   0.60%

----------------------------------------------------------------
----------------------------------------------------------------

Class Y*   1.51%    1.51%    -0.38%   -0.38%   1.25%    1.25%

----------------------------------------------------------------

      *Inception of Class A, Class B, Class C, Class N and Class Y for each
Fund: 12/15/06

---------------------------------------------------------------
Average Annual Total Returns for Class A* Shares (After Sales
                           Charge)

                For the Periods Ended 2/29/08

---------------------------------------------------------------
---------------------------------------------------------------
                                1-Year           5-Years

                                            (or life of class
                                                if less)

---------------------------------------------------------------
---------------------------------------------------------------
Transition 2010 Fund
---------------------------------------------------------------
---------------------------------------------------------------

After Taxes on Distributions    -8.40%           -6.33%

---------------------------------------------------------------
---------------------------------------------------------------

After Taxes on                  -4.77%           -5.10%

Distributions and
Redemption of Fund Shares
---------------------------------------------------------------
---------------------------------------------------------------
Transition 2015 Fund
---------------------------------------------------------------
---------------------------------------------------------------

After Taxes on Distributions    -8.60%           -5.81%

---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on

Distributions and               -4.99%           -4.69%

Redemption of Fund Shares
---------------------------------------------------------------
---------------------------------------------------------------
Transition 2020 Fund
---------------------------------------------------------------
---------------------------------------------------------------

After Taxes on Distributions    -7.97%           -5.35%

---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on

Distributions and               -4.62%           -4.31%

Redemption of Fund Shares
---------------------------------------------------------------
---------------------------------------------------------------
Transition 2030 Fund
---------------------------------------------------------------
---------------------------------------------------------------

After Taxes on Distributions    -7.21%           -4.54%

---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on

Distributions and               -4.22%           -3.67%

Redemption of Fund Shares
---------------------------------------------------------------
         *  Inception  of Class A,  Class B,  Class C, Class N and Class Y for
         each Fund: 12/15/06.

Other Performance Comparisons.  Each Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. Each Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings.  From time to time the Funds may publish the ranking of the performance of their classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual fund in a category that it monitors and averages of the performance of the Funds in particular categories.

      |X|   Morningstar Ratings. From time to time the Funds may publish the star rating of the performance of their classes of shares by Morningstar,
Inc., an independent mutual funds monitoring service. Morningstar rates mutual funds in their specialized market sector. The Funds are not yet rated.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in the funds'
monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next
22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Funds may include in its advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Funds' classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual funds statistical services.

      Investors may also wish to compare the returns on the Funds' share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Funds' returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Funds may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Funds may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Funds and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Funds and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Funds' advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Funds.

         About Your Account

      How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Funds. Appendix B contains more information about the special sales charge arrangements offered by the Funds, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Funds, your ownership interest in the shares in the Funds will be recorded as a book entry on the records of the Funds.
The Funds will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Funds receive Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Funds three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Funds are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

                                          Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund                Active Allocation Fund
Oppenheimer Baring Japan Fund                Equity Investor Fund
Oppenheimer Baring SMA International Fund    Conservative Investor Fund
Oppenheimer Core Bond Fund                   Moderate Investor Fund
Oppenheimer California Municipal Fund

                                          Oppenheimer Portfolio Series Fixed
                                          Income Active Allocation Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Appreciation Fund     Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund           Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund III
Oppenheimer Commodity Strategy Total
Return Fund                               Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest International Value
Oppenheimer Convertible Securities Fund   Fund, Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund          Oppenheimer Rising Dividends Fund, Inc.
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Emerging Growth Fund          Fund
                                          Oppenheimer Rochester Maryland
Oppenheimer Equity Fund, Inc.             Municipal Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Equity Income Fund, Inc.      Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Global Fund                   Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Global Value Fund             Municipals
                                          Oppenheimer Rochester North Carolina
Oppenheimer Gold & Special Minerals Fund  Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer International Bond Fund       Fund
Oppenheimer International Diversified     Oppenheimer Rochester Virginia
Fund                                      Municipal Fund
Oppenheimer International Growth Fund     Oppenheimer Select Value Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund      Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer SMA Core Bond Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer SMA International Bond Fund
Oppenheimer Limited Term Municipal Fund   Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund              Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund  Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund    Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                   Rochester Fund Municipals

LifeCycle Funds
      Oppenheimer Transition 2010 Fund
      Oppenheimer Transition 2015 Fund
      Oppenheimer Transition 2020 Fund
      Oppenheimer Transition 2025 Fund
      Oppenheimer Transition 2030 Fund
      Oppenheimer Transition 2040 Fund
      Oppenheimer Transition 2050 Fund

And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Funds or other
Oppenheimer funds or Class A, Class B, Class C, Class G and Class H unit purchases in adviser-sold Section 529 plans, for which the Manager or the
Distributor serves as the Program Manager or Program Distributor. A Letter is
an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13-month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to the purchases that were made. The investor agrees that the shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the
Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

      To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and
Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N or Class Y shares purchases made by reinvestment of dividends or capital gains distributions from the
Funds or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of
Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period, calculated at the net asset value on that day, equals or exceeds the intended purchase amount.

      If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

      If total eligible purchases during the Letter period exceed the intended purchase amount and also exceed the amount needed to qualify  for the next sales charge rate reductions (stated in the Prospectus), the sales charges paid may be adjusted to that lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the amount of the excess concessions allowed or paid to the dealer over the amount of concessions that are applicable to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

      By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended, to be bound by the amended terms and that any amendments by the Funds will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1.    Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be share valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2.    If the Letter applied to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the
Letter. If there are not sufficient shares to cover the escrow amount, the
Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the account to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchase until the escrow amount is met.

      3.    If, during the Letter period, an investor exchanges shares of a
Fund for shares of another fund (as described in the Prospectus section titled "How to Exchange Shares"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

      4.    If the total purchases under the Letter are less than the
intended purchases specified, on the first business day after the end of the
Letter period the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

5.    If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

      6.    By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      Asset Builder Plans. As indicated in the Prospectus, you normally must establish your Fund account with $1,000. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan to automatically purchase additional shares directly from a bank account at the time of your initial share purchase. An Asset Builder Plan is available only if your bank is an ACH member. Under an Asset Builder Plan payments to purchase shares of a Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the
Funds will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      To establish an Asset Builder Plan at the time you initially purchase
Fund shares, complete the "Asset Builder Plan" information on the Account
Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset
Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at: www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected fund and read it carefully.

      You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer
Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The minimum additional purchase under a new Asset Builder Plan is $50. For Asset Builder
Plans established prior to November 1, 2002, the minimum additional purchase is $25. Shares purchased by Asset Builder Plan payments are subject to the redemption restrictions for recent purchases described in the Prospectus. An
Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Funds reserve the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Funds without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of Additional Information.
Certain special sales charge arrangements are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contact or special arrangement with
Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan had less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), than the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill
Lynch record keeping service agreement the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments
(other than assets invested in Class N shares of the Oppenheimer funds). If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan had $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Funds' shares (for example, when a purchase check is returned to the Funds unpaid) causes a loss to be incurred when the net asset values of the Funds'
shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Funds for the loss, the Distributor will do so. The Funds may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Funds or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Funds represents an interest in the same portfolio of investments of the Funds. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Funds. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class A Shares Subject to a Contingent Deferred Sales Charge.
Under a special arrangement with the distributor, for purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which
Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A share purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), the
conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS'
interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the Prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,

o     to Group Retirement Plans (as defined in Appendix B to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,

o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. Each Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of each
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of a Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of such Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on a Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

      Listed below are certain cases in which each Fund has elected, in its discretion, not to assess the Minimum Balance Fee. These exceptions are subject to change:

o     A Fund account whose shares were acquired after September 30th of the prior year;
o     A Fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class
         A shares the new Class A share account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct (to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions);
o     A Fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
         Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and
o     A Fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o     Accounts held in the Portfolio builder Program which is offered through certain broker/dealers to qualifying shareholders.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

      Each Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of each Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this Statement of Additional Information are to "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Funds'
net asset values will not be calculated on those days, the Funds' net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and in over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Funds' calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation. The Board of Directors/Trustees of each
Underlying Fund has established procedures for the valuation of such
Underlying Fund's securities. In general those procedures are as follows:

o     Equity securities traded on a U.S. securities exchange are valued as follows:
          (1)if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded as applicable, on that day, or
          (2)if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid"
             and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
          (1)at the last sale price available to the pricing service approved by the Board of Trustees, or
          (2)at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
          (3)at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"
         prices determined by a portfolio pricing service approved by each
         Underlying Fund's Board of Directors/Trustees or obtained by the
         Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
         "asked" prices determined by a pricing service approved by each
         Underlying Fund's Board of Directors/Trustees or obtained by the
         Manager from two active market makers in the security on the basis of reasonable inquiry:
          (1)debt instruments that have a maturity of more than 397 days when issued,
          (2)debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
          (3)non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of
             60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
          (1)money market debt securities held by a non-money market funds that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
          (2)debt instruments held by a money market funds that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
         readily-available market quotations are valued at fair value determined under such Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the
         "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the applicable Board of Directors/Trustees. The pricing service may use
"matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The
Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and
"asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the
Manager from two active market makers. In certain cases that may be at the
"bid" price if no "asked" price is available.

      When a Fund writes an option, an amount equal to the premium received is included in the Funds' Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by a Fund expires, the Fund has a gain in the amount of the premium. If a Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

            How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal funds wire of redemption proceeds may be delayed if the Funds' custodian bank is not open for business on a day when the Funds would normally authorize the wire to be made, which is usually the Funds' next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Funds are open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Funds or any of the other Oppenheimer funds into which shares of the Funds are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Funds may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Funds or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Funds that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." As stated in the Prospectus, payments for shares tendered for redemption are ordinarily made in cash. However, under certain circumstances, the Board of Trustees of each Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Funds to make payment of a redemption order wholly or partly in cash. In that case, the Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Funds, in lieu of cash.

      If shares are redeemed in kind, the redeeming shareholder would generally receive shares of one or more of the Underlying Funds. Those shares would be subject to the applicable Underlying Fund's normal fees, sales charges, and redemption and exchange policies. If a redemption in kind were made in other types of securities, the shareholder might incur brokerage or other costs in selling the securities for cash. The Funds will value securities used to pay redemptions in kind using the same method the Funds and the Underlying Funds use to value their portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. Each Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:

      (1)   state the reason for the distribution;
      (2)   state the owner's awareness of tax penalties if the distribution is premature; and
      (3)   conform to the requirements of the plan and the Funds' other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Funds held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Funds, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is each Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Funds valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Funds cannot guarantee receipt of a payment on the date requested.
The Funds reserve the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Funds and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to automatically exchange a pre-determined amount of shares of the
Funds for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the
Funds nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Funds purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Funds. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Funds, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Funds. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Funds may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Funds, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Funds, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

            How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of
Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of  other Oppenheimer funds. Shares of
Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. The prospectus of each of the
Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. You can also obtain a current list showing which funds offer which classes of shares by calling the
Distributor at the telephone number indicated on the front cover of this SAI.

      The Funds may amend, suspend or terminate the exchange privilege at any time. Although the Funds may impose those changes at any time, it will provide you with notice of the changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, except in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

o    When Class A shares of any Oppenheimer fund acquired by exchange of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent deferred  sales  charge are  redeemed  within 18 months  measured  from the beginning of the calendar  month of the initial  purchase of the  exchanged
     Class A shares, the Class A contingent  deferred sales charge is imposed on the redeemed  shares.  Except,  however,  with respect to Class A shares of
     Oppenheimer  Rochester  National  Municipals and Rochester Fund  Municipals
     acquired  prior to October 22,  2007,  in which case the Class A contingent deferred  sales  charge  is  imposed  on the  acquired  shares  if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

o    When  Class A shares  of  Oppenheimer  Rochester  National  Municipals  and
     Rochester Fund Municipals acquired prior to October 22, 2007 by exchange of
     Class A shares  of any  Oppenheimer  fund  purchased  subject  to a Class A contingent  deferred  sales  charge  are  redeemed  within 24 months of the beginning of the calendar  month of the initial  purchase of the  exchanged
     Class A shares, the Class A contingent  deferred sales charge is imposed on the redeemed shares.

o    If any Class A shares of another  Oppenheimer  fund that are  exchanged for
     Class A shares of Oppenheimer  Senior Floating Rate Fund are subject to the
     Class A contingent  deferred sales charge of the other  Oppenheimer fund at the time of  exchange,  the  holding  period  for that  Class A  contingent deferred  sales charge will carry over to the Class A shares of Oppenheimer
     Senior  Floating Rate Fund acquired in the exchange.  The Class A shares of
     Oppenheimer  Senior  Floating  Rate Fund  acquired in that exchange will be subject  to the  Class A Early  Withdrawal  Charge  of  Oppenheimer  Senior
     Floating  Rate Fund if they are  repurchased  before the  expiration of the holding period.

o    When Class A shares of  Oppenheimer  Cash  Reserves and  Oppenheimer  Money
     Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund  purchased  subject to a Class A contingent  deferred sales charge are redeemed  within  the  Class A holding  period  of the fund from  which the shares were exchanged,  the Class A contingent deferred sales charge of the fund from  which the shares  were  exchanged  is  imposed  on the  redeemed shares.

o    Except  with  respect  to the  Class B  shares  described  in the  next two paragraphs,  the  contingent  deferred  sales  charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within six years of the initial purchase of the exchanged Class B shares.

o    With  respect  to Class B shares of  Oppenheimer  Limited  Term  California
     Municipal  Fund,  Oppenheimer  Limited-Term  Government  Fund,  Oppenheimer
     Limited  Term  Municipal  Fund,  Limited Term New York  Municipal  Fund and
     Oppenheimer  Senior  Floating  Rate Fund,  the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o    With  respect  to Class B shares of  Oppenheimer  Cash  Reserves  that were acquired through the exchange of Class B shares initially  purchased in the
     Oppenheimer  Capital  Preservation  Fund,  the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

o    With  respect  to Class C shares,  the Class C  contingent  deferred  sales charge  is  imposed  on Class C shares  acquired  by  exchange  if they are redeemed within 12 months of the initial  purchase of the exchanged Class C shares.

o    With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares  are  redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class
     N shares are  redeemed  within 18 months of the plan's  first  purchase  of
     Class N shares of any Oppenheimer fund.

o    When Class B, Class C or Class N shares are redeemed to effect an exchange, the  priorities  described in "How To Buy Shares" in the Prospectus for the imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge will be followed  in  determining  the order in which the shares are exchanged.  Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing account in the Funds to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that Fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption Date").  Normally,  shares of the Funds to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either
Fund up to five business days if they determine that they would be disadvantaged by an  immediate  transfer of the  redemption  proceeds.  The Funds  reserve the right, in their discretion, to refuse any exchange request that may disadvantage them. For example,  if the receipt of multiple  exchange  requests might require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Funds, the Funds may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan,  will be switched  to the new fund  account  unless you tell the  Transfer
Agent not to do so. However,  special  redemption and exchange  features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is treated as a  redemption  of shares of one funds and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Funds,  the  Distributor,  and the  Transfer  Agent are  unable to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and  Distributions.  The Funds have no fixed dividend rate. There can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Funds'  portfolios,  and expenses  borne by the Funds or borne  separately  by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares.  However,  dividends  on Class B, Class C and
Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.  That is because of the effect of the asset-based  sales charge on Class
B, Class C and Class N shares.  Those  dividends will also differ in amount as a consequence of any  difference in the net asset values of the different  classes of shares.

     Effective  June 1, 2008,  if a dividend  check or a check  representing  an automatic  withdrawal  payment is returned to the  Transfer  Agent by the Postal
Service as undeliverable,  it will be reinvested in shares of the Fund. Returned checks for the  proceeds  of other  redemptions  will be  invested  in shares of
Oppenheimer  Money Market Fund,  Inc.  Reinvestment  will be made as promptly as possible  after the  return  of such  checks to the  Transfer  Agent.  Unclaimed accounts  may be  subject  to state  escheatment  laws,  and the  Funds  and the
Transfer Agent will not be liable to shareholders or their  representatives  for compliance with those laws in good faith.

     Some of the  Underlying  Funds have no fixed dividend rate and there can be no  assurance  as to the  payment of any  dividends  or the  realization  of any capital gains.

     Tax  Status of the  Funds'  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Funds'  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain additional tax considerations  generally  affecting the Funds and their shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.  Potential purchasers of shares of the Funds are urged to consult their tax advisors with specific  reference to their own tax  circumstances as well as the  consequences of federal,  state and local tax rules affecting an investment in the Funds.

     Generally,  the  character  of the income or  capital  gains that the Funds receive from the Underlying  Funds will pass through to the Funds'  shareholders as long as the Funds and  Underlying  Funds  continue  to qualify  as  regulated investment  companies.  However,  short-term  capital  gains  received  from the
Underlying Funds will be taxed as ordinary income to the Funds and therefore may not be offset  against  long-term  capital  losses of the Funds and  foreign tax credits  or  deductions  passed  through by the  Underlying  Funds may not "pass through" to the Funds' shareholders.  Additionally, the redemption of Underlying
Fund shares by the Funds may be more frequently  characterized  as a dividend as opposed  to a  sale  or  exchange  of  shares  under  tax  rules  applicable  to redemptions,  thereby  resulting in ordinary income without basis offset for the redeeming Fund rather than capital gain. This will have the effect of increasing the amount of ordinary income the Funds must distribute to shareholders.

     Qualification as a Regulated  Investment Company. The Funds have elected to be taxed as regulated  investment  companies under  Subchapter M of the Internal
Revenue Code of 1986, as amended. As regulated investment  companies,  the Funds are not  subject to federal  income tax on the  portion of their net  investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of  expenses)  and  capital  gain net  income  (that is,  the  excess of net long-term capital gains over net short-term capital losses) that they distribute to shareholders.  Qualification as a regulated investment company enables a Fund to "pass through" its income and realized capital gains to shareholders  without having to pay tax on them. This avoids a "double tax" on that income and capital gains,  since  shareholders  normally will be taxed on the dividends and capital gains they  receive  from a Fund  (unless  Fund shares are held in a  retirement account or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification that a Fund might not meet in a particular year. If a Fund did not qualify as a regulated  investment company, it would be treated for tax purposes as an ordinary  corporation and would receive no tax deduction for payments made to shareholders.

     To qualify as a regulated  investment  company,  a Fund must  distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss)  for  the  taxable  year.  Each  Fund  must  also  satisfy  certain  other requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by a Fund  made  during  the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated  investment  company, a Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income  including net income derived from an interest in a qualified publicly traded partnership.

     In addition to satisfying the requirements  described above, each Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment  company.  Under that test,  at the close of each quarter of a Fund's taxable  year,  at least 50% of the value of its assets must consist of cash and cash items (including  receivables),  U.S. government securities,  securities of other regulated  investment  companies,  and securities of other issuers.  As to each of those  issuers,  such  Fund must not have  invested  more than 5% of the value of its total  assets in  securities  of such  issuer and the Fund must not hold more than 10% of the outstanding  voting securities of such issuer. No more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies),  in two or more issuers which the Fund controls and which are  engaged in the same or  similar  trades or  businesses  or in the securities of one or more qualified  publicly traded  partnerships as defined in the Internal  Revenue  Code.  For purposes of this test,  obligations  issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code,  by December 31 each year,  each Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not, such Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Funds  will meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Funds might be required to liquidate portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in  the  best  interests  of  shareholders  for  a  Fund  not  to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     Taxation  of  Fund   Distributions.   The  Funds  anticipate   distributing
substantially  all of their  investment  company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Distributions comprised of
dividends  from  domestic   corporations   and  certain   foreign   corporations
(generally, corporations incorporated in a possession of the United States, some corporations  eligible for treaty benefits under a treaty with the United States and corporations  whose stock is readily  tradable on an established  securities market in the United States) are treated as "qualified dividend income" eligible for  taxation  at a  maximum  tax  rate  of 15% in the  hands  of  non-corporate shareholders.  A certain portion of the Underlying Funds' dividends when paid to the Funds may be eligible for treatment as qualified  dividend  income when paid to noncorporate shareholders of the Funds. In order for dividends paid by a Fund to be  qualified  dividend  income,  the  respective  Underlying  Fund must meet
holding   period  and   certain   other   requirements   with   respect  to  the
dividend-paying stocks in its portfolio,  such Fund must meet the holding period and other  requirements  with respect to the  Underlying  Fund  shares,  and the
non-corporate   shareholder   must  meet  holding   period  and  certain   other
requirements with respect to the Fund's shares. To the extent that an Underlying
Fund or a Fund  engages in  securities  lending  with  respect  to stock  paying qualified  dividend  income,  the ability to pay  qualified  dividend  income to shareholders will be limited.

     Special provisions of the Internal Revenue Code govern the eligibility of a
Fund's   dividends   for  the   dividends-received   deduction   for   corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The  amount of  dividends  paid by a Fund that may  qualify  for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives from  portfolio  investments  that such Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent a Fund's  dividends  are derived from gross income from option  premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Funds may either retain or distribute to shareholders their net capital gain for each taxable year.  The Funds  currently  intend to distribute any such amounts  although  their ability to do so will depend on whether the  Underlying
Funds  distribute such gains. If net long term capital gains are distributed and designated as a capital gain distribution,  they will be taxable to shareholders as  long-term  capital gain and will be properly  identified  in reports sent to shareholders  in January of each year.  Such  treatment will apply no matter how long the  shareholder  has held  his or her  shares  or  whether  that  gain was recognized by the distributing  Fund before the shareholder  acquired his or her shares.

     If a Fund elects to retain its net capital  gain, it will be subject to tax on it at the 35%  corporate tax rate. If a Fund elects to retain its net capital gain,  the Fund will  provide to  shareholders  of record on the last day of its taxable  year  information  regarding  their pro rata  share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the respective  Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income that may be received  by certain  Underlying  Funds from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United  States has  entered  into tax  treaties  with many  foreign countries  which entitle an  Underlying  Fund to a reduced rate of, or exemption from,  taxes on such income.  The Funds will not be able to pass through certain foreign  tax  credits or  deductions  that would  otherwise  be  available  to a shareholder in an Underlying Fund.

     Distributions by the Funds that do not constitute ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent of a  shareholder's  tax basis in his or her  shares.  Any excess will be treated as gain from the sale of those shares, as discussed below.  Shareholders of each  Fund  will be  advised  annually  as to the  U.S.  federal  income  tax consequences  of  distributions  made (or deemed made)  during the year.  If any prior  distributions must be re-characterized as a non-taxable return of capital at the end of a Fund's  fiscal year,  such  distributions  will be identified as such in notices sent to shareholders.

     Distributions  by the Funds will be treated in the manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the  applicable  Fund (or of another  fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as receiving a  distribution  in an amount  equal to the fair  market  value of the shares received, determined as of the reinvestment date.

     Each Fund will be  required in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient"  (such as a  corporation).  Any tax withheld by a Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases other shares of the same Fund (including through dividend reinvestment) within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a  foreign  person  (to  include,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the  applicable  Fund is  effectively  connected with the conduct of a U.S.
trade or business.  Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by a Fund  (and are  deemed  not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by that Fund at a rate of 30%,  provided  the Fund  obtains a properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by a Fund. Any tax  withheld  by a Fund is remitted  by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders  in
March of each year with a copy send to the IRS.

     If the ordinary income dividends from a Fund are effectively connected with the conduct of a U.S.  trade or business,  then the foreign  person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed  Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status,  the Fund will be required to withhold  U.S.  tax at a rate of 28% on ordinary  income  dividends,  capital gains  distributions  and the proceeds of the redemption of shares,  paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports  mailed to shareholders in January of each year with a copy sent to the IRS.

     Foreign  shareholders  are urged to consult  their own tax  advisors or the
U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment  in the Funds,  including  the  applicability  of the U.S.
withholding taxes described above.

Dividend  Reinvestment  in  Another  Fund.  Shareholders  of a Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other  Oppenheimer funds into which the Funds' shares may be exchanged. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option, the shareholder must notify the Transfer
Agent or his or her financial  intermediary in writing and must have an existing account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application  from the  Distributor to establish an account.  Dividends and/or  distributions from shares of certain other Oppenheimer funds may be invested in shares of the Fund on the same basis.

Additional Information About the Funds

The Distributor.  The Funds' shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Funds'
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Funds' Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Funds'
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A.  is the  custodian  of the Funds'  assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Funds'
portfolio  securities  and handling the delivery of such  securities to and from the  Funds.  It is the  practice  of the Funds to deal with the  custodian  in a manner uninfluenced by any banking  relationship the custodian may have with the
Manager and its  affiliates.  The Funds' cash  balances  with the  custodian  in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent   Registered   Public  Accounting  Firm.  KPMG  LLP  serves  as  the
Independent Registered Public Accounting Firm for the Funds. KPMG LLP audits the
Funds' financial statements and performs other related audit services.  KPMG LLP also act as the independent  registered public accounting firm for certain other
Funds advised by the Manager and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Funds must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER TRANSITION 2010 FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Transition 2010 Fund, including the statement of investments, as of
February 29, 2008, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period December 15, 2006 (commencement of operations) to February 28, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodian and Transfer Agent or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Transition 2010 Fund as of February 29, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 15,
2006 (commencement of operations) to February 28, 2007, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
April 18, 2008

                       OPPENHEIMER TRANSITION 2010 FUND

STATEMENT OF INVESTMENTS February 29, 2008
--------------------------------------------------------------------------------

                                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 103.0% 1
-------------------------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUND -- 6.7%
Oppenheimer Commodity Strategy Total Return Fund,Cl. Y                       70,650       $   585,690
-------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS -- 26.0%
Oppenheimer Champion Income Fund,Cl. Y                                       20,496           163,969
-------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund,Cl. Y                                            193,178         1,895,073
-------------------------------------------------------------------------------------------------------
Oppenheimer U.S.Government Trust,Cl. Y                                       19,664           189,170
                                                                                           ------------
                                                                                            2,248,212
-------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND -- 13.4%
Oppenheimer Global Fund,Cl. Y                                                17,670         1,159,476
-------------------------------------------------------------------------------------------------------
MONEY MARKET FUND -- 3.7%
Oppenheimer Institutional Money Market Fund,Cl.E,3.99% 2                    317,900           317,900
-------------------------------------------------------------------------------------------------------
U.S.EQUITY FUNDS -- 53.2%
Oppenheimer Capital Appreciation Fund,Cl. Y                                  18,045           851,927
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund,Cl. Y                                           24,724           817,630
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund,Cl. Y                               12,995           162,826
-------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund,Cl. Y 3                                              35,259           653,351
-------------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund,Cl. Y                               19,672           662,554
-------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund,Cl. Y                                                 62,237         1,458,223
                                                                                           ------------
                                                                                            4,606,511

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS,AT VALUE (COST $9,667,362)                                  103.0%        8,917,789
-------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                          (3.0)         (263,109)
                                                                             --------------------------
NET ASSETS                                                                    100.0%      $ 8,654,680
                                                                             ==========================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

                       OPPENHEIMER TRANSITION 2010 FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate,as defined in the Investment Company Act of 1940,at or during the period ended February 29, 2008, by virtue of the Fund owning at least
5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES                                      SHARES
                                                     FEBRUARY 28,         GROSS         GROSS    FEBRUARY 29,
                                                             2007     ADDITIONS    REDUCTIONS            2008
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                3,158        18,851         3,964          18,045
Oppenheimer Champion Income Fund, Cl. Y                     3,224        21,948         4,676          20,496
Oppenheimer Commodity Strategy Total Return
Fund, Cl. Y                                                11,604        71,982        12,936          70,650
Oppenheimer Core Bond Fund, Cl. Y                          31,388       204,966        43,176         193,178
Oppenheimer Global Fund, Cl. Y                              2,871        18,750         3,951          17,670
Oppenheimer Institutional Money Market Fund,
Cl. E                                                          --     5,237,231     4,919,331         317,900
Oppenheimer Main Street Fund, Cl. Y                         3,707        26,525         5,508          24,724
Oppenheimer Main Street Opportunity Fund, Cl. Y             2,020        13,904         2,929          12,995
Oppenheimer MidCap Fund, Cl. Y                              6,137        37,162         8,040          35,259
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y             3,237        20,835         4,400          19,672
Oppenheimer U.S. Government Trust, Cl. Y                    3,226        20,776         4,338          19,664
Oppenheimer Value Fund, Cl. Y                              10,276        66,099        14,138          62,237

                                                                                     DIVIDEND        REALIZED
                                                                          VALUE        INCOME            LOSS
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                        $   851,927    $       --      $   15,064
Oppenheimer Champion Income Fund, Cl. Y                                 163,969         7,928           3,470
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                 585,690        54,764           1,114
Oppenheimer Core Bond Fund, Cl. Y                                     1,895,073        51,513           4,261
Oppenheimer Global Fund, Cl. Y                                        1,159,476        18,020          37,192
Oppenheimer Institutional Money Market Fund, Cl. E                      317,900         2,022              --
Oppenheimer Main Street Fund, Cl. Y                                     817,630        12,704          41,846
Oppenheimer Main Street Opportunity Fund, Cl. Y                         162,826         2,062           7,139
Oppenheimer MidCap Fund, Cl. Y                                          653,351            --          13,159
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                         662,554            --          25,764
Oppenheimer U.S.Government Trust, Cl. Y                                 189,170         5,651              78
Oppenheimer Value Fund, Cl. Y                                         1,458,223        18,264          60,467
                                                                    -------------------------------------------
                                                                    $ 8,917,789    $  172,928      $  209,554
                                                                    ===========================================

2. Rate shown is the 7-day yield as of February 29, 2008.

3. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2010 FUND

STATEMENT OF ASSETS AND LIABILITIES February 29,2008
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------

Investments,at value -- affiliated companies (cost $9,667,362) -- see accompanying
statement of investments                                                               $ 8,917,789
----------------------------------------------------------------------------------------------------
Cash                                                                                        24,252
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                         101,877
Dividends                                                                                    9,720
Other                                                                                          845
                                                                                       -------------
Total assets                                                                             9,054,483

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------

Payables and other liabilities:

Investments purchased                                                                      334,958
Shareholder communications                                                                  25,084
Legal,auditing and other professional fees                                                  18,349
Shares of beneficial interest redeemed                                                      17,281
Distribution and service plan fees                                                           2,457
Transfer and shareholder servicing agent fees                                                  746
Trustees' compensation                                                                          32
Other                                                                                          896
                                                                                       -------------
Total liabilities                                                                          399,803

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 8,654,680
                                                                                       =============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                             $       902
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               9,376,800
----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            4,142
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                22,409
----------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                (749,573)
                                                                                       -------------
NET ASSETS                                                                             $ 8,654,680
                                                                                       =============

                       OPPENHEIMER TRANSITION 2010 FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,055,775 and 422,152 shares of beneficial interest outstanding)                      $      9.61
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                     $     10.20
---------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $891,873
and 93,196 shares of beneficial interest outstanding)                                  $      9.57
---------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,584,737
and 165,681 shares of beneficial interest outstanding)                                 $      9.56
---------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,073,728
and 215,758 shares of beneficial interest outstanding)                                 $      9.61
---------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $48,567 and 5,033 shares of beneficial interest outstanding)                 $      9.65

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2010 FUND

STATEMENT OF OPERATIONS For the Year Ended February 29,2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------

Dividends from affiliated companies                                             $ 172,928
-------------------------------------------------------------------------------------------
Interest                                                                              684
                                                                                -----------
Total investment income                                                           173,612

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------

Distribution and service plan fees:
Class A                                                                             4,917
Class B                                                                             3,535
Class C                                                                             7,069
Class N                                                                             5,412
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                             3,028
Class B                                                                               523
Class C                                                                             1,061
Class N                                                                               713
Class Y                                                                                57
-------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                            25,808
Class B                                                                             3,671
Class C                                                                             5,120
Class N                                                                             2,712
Class Y                                                                               250
-------------------------------------------------------------------------------------------
Legal,auditing and other professional fees                                         21,132
-------------------------------------------------------------------------------------------
Registration and filing fees                                                        1,912
-------------------------------------------------------------------------------------------
Insurance expenses                                                                    497
-------------------------------------------------------------------------------------------
Trustees' compensation                                                                 68
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                            28
-------------------------------------------------------------------------------------------
Other                                                                               4,627
                                                                                -----------
Total expenses                                                                     92,140
Less reduction to custodian expenses                                                  (20)
Less waivers and reimbursements of expenses                                       (31,246)
                                                                                -----------
Net expenses                                                                       60,874

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                             112,738

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments -- affiliated companies                                              (209,554)
Distributions received from affiliated companies                                  367,288
                                                                                -----------
Net realized gain                                                                 157,734
-------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                             (756,889)

-------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $(486,417)
                                                                                ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2010 FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED     PERIOD ENDED
                                                                                                     FEBRUARY 29,     FEBRUARY 28,
                                                                                                            2008           2007 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                                $   112,738      $     1,797
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                        157,734               --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                    (756,889)           7,316
                                                                                                     -------------------------------
Net increase (decrease) in net assets resulting from operations                                         (486,417)           9,113

------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                                 (114,383)              --
Class B                                                                                                  (14,418)              --
Class C                                                                                                  (33,689)              --
Class N                                                                                                  (47,315)              --
Class Y                                                                                                   (1,392)              --
                                                                                                     -------------------------------
                                                                                                        (211,197)              --
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                                   (1,924)              --
Class B                                                                                                     (295)              --
Class C                                                                                                     (667)              --
Class N                                                                                                     (912)              --
Class Y                                                                                                      (25)              --
                                                                                                     -------------------------------
                                                                                                          (3,823)              --

------------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                                2,933,848        1,297,418
Class B                                                                                                  944,858           10,000
Class C                                                                                                1,590,164          133,406
Class N                                                                                                2,282,228               --
Class Y                                                                                                   51,082               --
                                                                                                     -------------------------------
                                                                                                       7,802,180        1,440,824

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Total increase                                                                                         7,100,743        1,449,937
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                    1,553,937          104,000 2
                                                                                                     -------------------------------
End of period (including accumulated net investment income of $4,142 and
$2,205,respectively)                                                                                 $ 8,654,680      $ 1,553,937
                                                                                                     ===============================

1. For the period from December 15,2006 (commencement of operations) to
February 28, 2007.

2. Reflects the value of the Manager's initial seed money investment on August
21, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2010 FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED    PERIOD ENDED
                                                                                              FEBRUARY 29,    FEBRUARY 28,
CLASS A                                                                                               2008          2007 1
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------

Net asset value,beginning of period                                                                $ 10.09         $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                                .19             .02
Net realized and unrealized gain (loss)                                                               (.34)            .07
                                                                                                   ---------------------------
Total from investment operations                                                                      (.15)            .09
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                                  (.32)             --
Distributions from net realized gain                                                                  (.01)             --
                                                                                                   ---------------------------
Total dividends and/or distributions to shareholders                                                  (.33)             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                                                                      $  9.61         $ 10.09
                                                                                                   ===========================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN,AT NET ASSET VALUE 3                                                                    (1.77)%          0.90%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets,end of period (in thousands)                                                            $ 4,056         $ 1,407
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                  $ 3,363         $ 1,164
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                                 1.84%           0.75%
Total expenses 5                                                                                      1.53%           8.49% 6
Expenses after payments,waivers and/or reimbursements
and reduction to custodian expenses                                                                   0.91%           0.90%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                 38%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008       2.12%
       Period Ended February 28, 2007     9.09%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2010 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED    PERIOD ENDED
                                                                                              FEBRUARY 29,    FEBRUARY 28,
CLASS B                                                                                               2008         2007 1
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $ 10.08         $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                                         .18              -- 3
Net realized and unrealized gain (loss)                                                               (.42)            .08
                                                                                                   ---------------------------
Total from investment operations                                                                      (.24)            .08
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                                  (.26)             --
Distributions from net realized gain                                                                  (.01)             --
                                                                                                   ---------------------------
Total dividends and/or distributions to shareholders                                                  (.27)             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                                                                      $  9.57         $ 10.08
                                                                                                   ===========================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN,AT NET ASSET VALUE 4                                                                    (2.60)%          0.80%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets,end of period (in thousands)                                                            $   892           $  11
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                  $   356           $   4
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                                          1.78%          (0.07)%
Total expenses 6                                                                                      2.65%           82.86% 7
Expenses after payments,waivers and/or reimbursements
and reduction to custodian expenses                                                                   1.65%            1.54%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                 38%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008       3.24%
       Period Ended February 28, 2007    83.46%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2010 FUND

                                                                  YEAR ENDED   PERIOD ENDED
                                                                FEBRUARY 29,   FEBRUARY 28,
CLASS C                                                                 2008           2007 1
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $    10.08     $    10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                          .22           (.01)
Net realized and unrealized gain (loss)                                (.46)           .09
                                                                -----------------------------
Total from investment operations                                       (.24)           .08
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   (.27)           --
Distributions from net realized gain                                   (.01)           --
                                                                -----------------------------
Total dividends and/or distributions to shareholders                   (.28)           --
---------------------------------------------------------------------------------------------
Net asset value, end of period                                   $     9.56     $    10.08
                                                                =============================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (2.61)%          0.80%

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $    1,585     $     134
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $      713     $      55
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                           2.12%         (0.24)%
Total expenses 5                                                       2.35%         24.30% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                    1.61%          1.65%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  38%             0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares
outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008                   2.94%
        Period Ended February 28, 2007                24.90%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        OPPENHEIMER TRANSITION 2010 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                  YEAR ENDED   PERIOD ENDED
                                                                FEBRUARY 29,   FEBRUARY 28,
CLASS N                                                                 2008         2007 1
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $    10.09     $     10.00
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                 .27             .01
Net realized and unrealized gain (loss)                                (.46)            .08
                                                                ------------------------------
Total from investment operations                                       (.19)            .09
----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   (.28)            --
Distributions from net realized gain                                   (.01)            --
                                                                ------------------------------
Total dividends and/or distributions to shareholders                   (.29)            --
----------------------------------------------------------------------------------------------
Net asset value, end of period                                   $     9.61     $     10.09
                                                                ==============================

----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                    (2.15)%          0.90%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $    2,074     $         1
----------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $    1,090     $         1
----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                  2.64%           0.53%
Total expenses 5                                                       1.28%         141.69% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                    1.15%           1.14%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  38%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008                   1.87%
        Period Ended February 28, 2007               142.29%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2010 FUND

                                                                  YEAR ENDED   PERIOD ENDED
                                                                FEBRUARY 29,   FEBRUARY 28,
CLASS Y                                                                 2008          2007 1
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $     10.10    $    10.00
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                 .12            .02
Net realized and unrealized gain (loss)                                (.26)           .08
                                                                ------------------------------
Total from investment operations                                       (.14)           .10
----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   (.30)            --
Distributions from net realized gain                                   (.01)            --
                                                                ------------------------------
Total dividends and/or distributions to shareholders                   (.31)            --
----------------------------------------------------------------------------------------------
Net asset value, end of period                                   $      9.65    $    10.10
                                                                ==============================

----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                    (1.65)%         1.00%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $       48     $        1
----------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $       51     $        1
----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                  1.16%           1.00%
Total expenses 5                                                       1.10%         140.80% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                    0.64%           0.49%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  38%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008                        1.69%
        Period Ended February 28, 2007                    141.40%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2010 FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Transition 2010 Fund (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek total return until the target retirement date included in its name and then seeks income and secondarily capital growth. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds (the "Underlying Funds"). The Fund's investment adviser is Oppenheimer Funds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

                       OPPENHEIMER TRANSITION 2010 FUND

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying
Fund than in another, the Fund will have greater exposure to the risks of that
Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required, however, during the year ended February 29, 2008, the Fund paid federal excise tax of $38. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    DEPRECIATION
                                                                BASED ON COST OF
                                                            SECURITIES AND OTHER
UNDISTRIBUTED NET     UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME    LONG-TERM GAIN       CARRYFORWARD       INCOME TAX PURPOSES
--------------------------------------------------------------------------------
$   7,584                $   98,971             $   --               $   829,567

                       OPPENHEIMER TRANSITION 2010 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for February 29, 2008.
Net assets of the Fund were unaffected by the reclassifications.

                                                         REDUCTION TO
                                     REDUCTION TO         ACCUMULATED
                                      ACCUMULATED        NET REALIZED
            INCREASE TO            NET INVESTMENT             GAIN ON
            PAID-IN CAPITAL                  LOSS       INVESTMENTS 1
            ---------------------------------------------------------
                  $  31,106            $  100,396          $  131,502

1. $ 31,165, including $30,121 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the year ended February 29, 2008 and the period ended February 28, 2007 was as follows:

                                              YEAR ENDED       PERIOD ENDED
                                       FEBRUARY 29, 2008  FEBRUARY 28, 2007
            ---------------------------------------------------------------
            Distributions paid from:
            Ordinary income                   $  215,020             $   --

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities        $   9,747,356
                                                  =============
            Gross unrealized appreciation         $      90,241
            Gross unrealized depreciation              (919,808)
                                                  -------------
            Net unrealized depreciation           $    (829,567)
                                                  =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the
"Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution

                       OPPENHEIMER TRANSITION 2010 FUND

method with respect to their benefits under the Plan. During the year ended
February 29, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

            Projected Benefit Obligations Increased              $   8
            Payments Made to Retired Trustees                       14
            Accumulated Liability as of February 29, 2008           --

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the
Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other"
within the asset section of the Statement of Assets and Liabilities. Deferral of
trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

                       OPPENHEIMER TRANSITION 2010 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED FEBRUARY 29, 2008  PERIOD ENDED FEBRUARY 28, 2007 1,2
                                    SHARES             AMOUNT        SHARES                AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                               445,600    $     4,654,718       129,806          $  1,301,950
Dividends and/or
distributions reinvested            10,553            109,237            --                    --
Redeemed                          (173,368)        (1,830,107)         (439)               (4,532)
                                 ----------------------------------------------------------------
Net increase                       282,785    $     2,933,848       129,367          $  1,297,418
                                 ================================================================

-------------------------------------------------------------------------------------------------
CLASS B
Sold                                92,823    $       951,870           984          $     10,000
Dividends and/or
distributions reinvested             1,386             14,307            --                    --
Redeemed                            (2,097)           (21,319)           --                    --
                                 ----------------------------------------------------------------
Net increase                        92,112    $       944,858           984          $     10,000
                                 ================================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                               169,316    $     1,755,506        13,207          $    133,406
Dividends and/or
distributions reinvested             3,327             34,304            --                    --
Redeemed                           (20,269)          (199,646)           --                    --
                                 ----------------------------------------------------------------
Net increase                       152,374    $     1,590,164        13,207          $    133,406
                                 ================================================================

                       OPPENHEIMER TRANSITION 2010 FUND

                                 YEAR ENDED FEBRUARY 29, 2008  PERIOD ENDED FEBRUARY 28, 2007 1,2
                                 SHARES                AMOUNT        SHARES                AMOUNT
-------------------------------------------------------------------------------------------------
CLASS N
Sold                               273,342       $  2,885,165            --                 $  --
Dividends and/or
distributions reinvested             4,613             47,795            --                    --
Redeemed                           (62,297)          (650,732)           --                    --
                                 ----------------------------------------------------------------
Net increase                       215,658       $  2,282,228            --                 $  --
                                 ================================================================

-------------------------------------------------------------------------------------------------
CLASS Y
Sold                                10,103       $    105,064            --                 $  --
Dividends and/or
distributions reinvested               133              1,386            --                    --
Redeemed                            (5,303)           (55,368)           --                    --
                                 ----------------------------------------------------------------
Net increase                         4,933       $     51,082            --                 $  --
                                 ================================================================

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on August 21, 2006.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended February
29, 2008, were as follows:

                                                          PURCHASES       SALES
                ----------------------------------------------------------------
                Investment securities                   $ 9,791,482  $ 2,077,149

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the year ended February 29, 2008 was 0.54%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended February 29, 2008, the Fund paid $4,588 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

                       OPPENHEIMER TRANSITION 2010 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor")
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the
"Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of
1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans (the "Plans") for Class B, Class C
and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of
Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N
shares were $12,707, $12,169 and $13,516, respectively. Fees incurred by the
Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                       OPPENHEIMER TRANSITION 2010 FUND

                                                CLASS A         CLASS B         CLASS C          CLASS N
                                             CONTINGENT      CONTINGENT      CONTINGENT       CONTINGENT
                               CLASS A   DEFERRED SALES  DEFERRED SALES  DEFERRED SALES   DEFERRED SALES
                       FRONT-END SALES          CHARGES         CHARGES         CHARGES          CHARGES
                      CHARGES RETAINED      RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY
YEAR ENDED              BY DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
February 29, 2008           $   27,484           $   --          $   66         $   408           $   85
---------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.50%, 2.25%,
2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y,
respectively. During the year ended February 29, 2008, the Manager reimbursed the Fund $20,727, $3,468, $5,337, $1,370 and $234 for the Class A, Class B,
Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended February 29, 2008, OFI waived $65 for Class B shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended February 29, 2008, the Manager waived $45 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of February
29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                       OPPENHEIMER TRANSITION 2010 FUND

                     37 | OPPENHEIMER TRANSITION 2015 FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER TRANSITION 2015 FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Transition 2015 Fund, including the statement of investments, as of
February 29, 2008, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period December 15, 2006 (commencement of operations) to February 28, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodian and Transfer Agent or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Transition 2015 Fund as of February 29, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 15,
2006 (commencement of operations) to February 28, 2007, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
April 18, 2008

                       OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF INVESTMENTS February 29, 2008
--------------------------------------------------------------------------------

                                                                                 SHARES              VALUE
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--101.7% 1
-------------------------------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUND--6.7%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                         101,327        $   839,998
-------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND--15.8%
Oppenheimer Core Bond Fund, Cl. Y                                               200,942          1,971,243
-------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--14.8%
Oppenheimer International Growth Fund, Cl. Y                                     44,433          1,271,669
-------------------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A                          31,028            576,181
                                                                                              ---------------
                                                                                                 1,847,850
-------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--1.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 3.99% 2                     202,998            202,998
-------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--62.8%
Oppenheimer Capital Appreciation Fund, Cl. Y                                     26,373          1,245,029
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                              36,256          1,198,964
-------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund, Cl. Y 3                                                 64,678          1,198,493
-------------------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                  53,970          1,817,685
-------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                   101,652          2,381,698
                                                                                              ---------------
                                                                                                 7,841,869

-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $13,841,359)                                    101.7%        12,703,958
-------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                              (1.7)          (216,226)
                                                                               ------------------------------
NET ASSETS                                                                        100.0%       $12,487,732
                                                                               ==============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

                       OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES                                  SHARES
                                                       FEBRUARY 28,       GROSS        GROSS   FEBRUARY 29,
                                                               2007   ADDITIONS   REDUCTIONS           2008
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                  4,867      25,022        3,516         26,373
Oppenheimer Commodity Strategy Total
Return Fund, Cl. Y                                           18,004      95,018       11,695        101,327
Oppenheimer Core Bond Fund, Cl. Y                            34,629     193,447       27,134        200,942
Oppenheimer Institutional Money Market
Fund, Cl. E                                                      --   7,649,465    7,446,467        202,998
Oppenheimer International Growth Fund, Cl. Y                  8,381      41,934        5,882         44,433
Oppenheimer Main Street Fund, Cl. Y                           5,720      35,356        4,820         36,256
Oppenheimer MidCap Fund, Cl. Y                               11,787      61,758        8,867         64,678
Oppenheimer Quest International Value Fund,
Inc., Cl. A                                                   5,314      29,864        4,150         31,028
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y               9,265      51,928        7,223         53,970
Oppenheimer Value Fund, Cl. Y                                17,516      97,867       13,731        101,652

                                                                          DIVIDEND    REALIZED
                                                                 VALUE      INCOME        LOSS
------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y              $  1,245,029   $      --   $  10,762
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y        839,998      75,408       3,644
Oppenheimer Core Bond Fund, Cl. Y                            1,971,243      50,164       2,183
Oppenheimer Institutional Money Market Fund, Cl.  E            202,998       2,562          --
Oppenheimer International Growth Fund, Cl. Y                 1,271,669      13,274       9,333
Oppenheimer Main Street Fund, Cl. Y                          1,198,964      15,707      32,117
Oppenheimer MidCap Fund, Cl. Y                               1,198,493          --      10,248
Oppenheimer Quest International Value Fund, Inc., Cl. A        576,181       5,900       9,181
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y              1,817,685          --      37,603
Oppenheimer Value Fund, Cl. Y                                2,381,698      25,088      49,719
                                                          --------------------------------------
                                                          $ 12,703,958   $ 188,103   $ 164,790
                                                          ======================================

2. Rate shown is the 7-day yield as of February 29, 2008.

3. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2008
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------

Investments, at value--affiliated companies (cost $13,841,359)--
see accompanying statement of investments                                            $ 12,703,958
Cash                                                                                       16,210
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                         21,351
Dividends                                                                                   8,473
Other                                                                                         999
                                                                                     --------------
Total assets                                                                           12,750,991

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------

Payables and other liabilities:
Investments purchased                                                                     218,836
Shareholder communications                                                                 18,804
Legal, auditing and other professional fees                                                18,334
Distribution and service plan fees                                                          3,892
Transfer and shareholder servicing agent fees                                               1,207
Shares of beneficial interest redeemed                                                        248
Trustees' compensation                                                                         34
Other                                                                                       1,904
                                                                                     --------------
Total liabilities                                                                         263,259

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $ 12,487,732
                                                                                     ==============

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                           $      1,290
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                             13,526,173
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (15)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                               97,685
---------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                             (1,137,401)
                                                                                     --------------
NET ASSETS                                                                           $ 12,487,732
                                                                                    ===============

                        OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,533,292
and 776,944 shares of beneficial interest outstanding)                                     $  9.70
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                                                     $ 10.29
----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,263,401 and 130,843 shares
of beneficial interest outstanding)                                                        $  9.66
----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,993,903 and 206,655 shares
of beneficial interest outstanding)                                                        $  9.65
----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,509,444 and 155,874 shares
of beneficial interest outstanding)                                                        $  9.68
----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $187,692 and 19,309 shares of beneficial interest outstanding)                          $  9.72

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF OPERATIONS For the Year Ended February 29, 2008
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------

Dividends from affiliated companies                               $   188,103
-------------------------------------------------------------------------------
Interest                                                                  452
                                                                  -------------
Total investment income                                               188,555

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------

Distribution and service plan fees:
Class A                                                                 9,717
Class B                                                                 6,199
Class C                                                                 8,539
Class N                                                                 3,884
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 4,393
Class B                                                                 1,187
Class C                                                                 1,459
Class N                                                                   857
Class Y                                                                    83
-------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                19,486
Class B                                                                 5,709
Class C                                                                 4,244
Class N                                                                 1,436
Class Y                                                                   175
-------------------------------------------------------------------------------
Legal, auditing and other professional fees                            21,768
-------------------------------------------------------------------------------
Registration and filing fees                                            2,042
-------------------------------------------------------------------------------
Insurance expenses                                                        621
-------------------------------------------------------------------------------
Trustees' compensation                                                     83
-------------------------------------------------------------------------------
Custodian fees and expenses                                                36
-------------------------------------------------------------------------------
Other                                                                   4,700
                                                                  -------------
Total expenses                                                         96,618
Less reduction to custodian expenses                                      (27)
Less waivers and reimbursements of expenses                           (21,121)
                                                                  -------------
Net expenses                                                           75,470

-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 113,085

-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments--affiliated companies                                    (164,790)
Distributions received from affiliated companies                      447,330
                                                                  -------------
Net realized gain                                                     282,540
-------------------------------------------------------------------------------
Net change in unrealized depreciation on investments               (1,146,287)

-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (750,662)
                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        OPPENHEIMER TRANSITION 2015 FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED    PERIOD ENDED
                                                                                 FEBRUARY 29,    FEBRUARY 28,
                                                                                         2008          2007 1
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------

Net investment income                                                            $    113,085    $        597
---------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     282,540              --
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation(depreciation)                                (1,146,287)          8,886
                                                                                 ------------------------------
Net increase(decrease) in net assets resulting from operations                       (750,662)          9,483

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                              (173,172)             --
Class B                                                                               (20,356)             --
Class C                                                                               (36,066)             --
Class N                                                                               (36,346)             --
Class Y                                                                                (4,264)             --
                                                                                 ------------------------------
                                                                                     (270,204)             --
---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             5,908,174       2,066,504
Class B                                                                             1,223,386         140,134
Class C                                                                             2,079,156          95,927
Class N                                                                             1,660,378          18,517
Class Y                                                                               202,939              --
                                                                                 ------------------------------
                                                                                   11,074,033       2,321,082
---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------

Total increase                                                                     10,053,167       2,330,565
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 2,434,565         104,000 2
                                                                                 ------------------------------
End of period (including accumulated net investment income (loss)
of $(15) and $1,042, respectively)                                               $ 12,487,732    $  2,434,565
                                                                                 ==============================

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Reflects the value of the Manager's initial seed money investment on
August 21, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS

                                                                  YEAR ENDED    PERIOD ENDED
                                                                FEBRUARY 29,    FEBRUARY 28,
CLASS A                                                                 2008          2007 1
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------

Net asset value, beginning of period                                $  10.18       $   10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                  .15             .01
Net realized and unrealized gain (loss)                                 (.34)            .17
                                                                    ---------------------------
Total from investment operations                                        (.19)            .18
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.29)             --
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   9.70       $   10.18
                                                                    ===========================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                     (2.12)%          1.80%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                            $  7,533       $   2,177
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $  5,227       $   1,362
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                   1.45%           0.25%
Total expenses 5                                                        1.03%           6.99% 6
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                         0.83%           0.87%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   24%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

      Year Ended February 29, 2008     1.66%
      Period Ended February 28, 2007   7.62%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS Continued

                                                                   YEAR ENDED    PERIOD ENDED
                                                                 FEBRUARY 29,    FEBRUARY 28,
CLASS B                                                                  2008          2007 1
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                $   10.17        $  10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                            .10            (.01)
Net realized and unrealized gain (loss)                                  (.38)            .18
                                                                    ----------------------------
Total from investment operations                                         (.28)            .17
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.23)             --
------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $    9.66        $  10.17
                                                                    ============================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                      (2.92)%          1.70%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                            $   1,263        $    139
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $     623        $     20
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                             0.95%          (0.57)%
Total expenses 5                                                         2.49%          52.30% 6
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                          1.62%           1.55%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    24%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

      Year Ended February 29, 2008      3.12%
      Period Ended February 28, 2007   52.93%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2015 FUND

                                                                    YEAR ENDED       PERIOD ENDED
                                                                  FEBRUARY 29,       FEBRUARY 28,
CLASS C                                                                   2008             2007 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                 $   10.17            $ 10.00
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                             .17               (.01)
Net realized and unrealized gain (loss)                                   (.44)               .18
                                                                     -------------------------------
Total from investment operations                                          (.27)               .17
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      (.25)                --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $    9.65            $ 10.17
                                                                     ===============================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                       (2.88)%             1.70%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                             $   1,994            $    99
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $     862            $    60
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                              1.67%             (0.65)%
Total expenses 5                                                          2.03%             17.07% 6
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                           1.52%              1.62%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     24%                 0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008                    2.66%
       Period Ended February 28, 2007                 17.70%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED      PERIOD ENDED
                                                                                   FEBRUARY  29,       FEBRUARY 28,
CLASS N                                                                                     2008             2007 1
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                                   $   10.18            $ 10.00
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                               .20                 -- 3
Net realized and unrealized gain (loss)                                                     (.44)               .18
                                                                                       -------------------------------
Total from investment operations                                                            (.24)               .18
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                        (.26)                --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $    9.68            $ 10.18
                                                                                       ===============================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                         (2.52)%             1.80%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                               $   1,510            $    19
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $     783            $     5
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                                       1.95%              0.02%
Total expenses 6                                                                            1.16%             42.59% 7
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                                             1.09%              1.12%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       24%                 0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008                     1.79%
       Period Ended February 28, 2007                  43.22%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         OPPENHEIMER TRANSITION 2015 FUND
                                                                  YEAR ENDED         PERIOD ENDED
                                                                FEBRUARY 29,         FEBRUARY 28,
CLASS Y                                                                 2008               2007 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                               $   10.19           $    10.00
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                  .22                  .01
Net realized and unrealized gain (loss)                                 (.40)                 .18
                                                                   ---------------------------------
Total from investment operations                                        (.18)                 .19
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.29)                  --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    9.72           $    10.19
                                                                   =================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                     (2.02)%               1.90%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                           $     188           $        1
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $      74           $        1
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                   2.08%                0.48%
Total expenses 5                                                        0.75%              110.56% 6
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                         0.61%                0.55%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   24%                   0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:
         Year Ended February 29, 2008         1.38%
         Period Ended February 28, 2007     111.19%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         OPPENHEIMER TRANSITION 2015 FUND
NOTES TO FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Transition 2015 Fund (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek total return until the target retirement date included in its name and then seeks income and secondarily capital growth. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds (the "Underlying Funds"). The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

                      OPPENHEIMER TRANSITION 2015 FUND

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying
Fund than in another, the Fund will have greater exposure to the risks of that
Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required, however, during the year ended February 29, 2008, the Fund paid federal excise tax of $23. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                              NET UNREALIZED
                                                                                DEPRECIATION
                                                                            BASED ON COST OF
                                                                        SECURITIES AND OTHER
UNDISTRIBUTED NET              UNDISTRIBUTED     ACCUMULATED LOSS    INVESTMENTS FOR FEDERAL
INVESTMENT INCOME             LONG-TERM GAIN         CARRYFORWARD        INCOME TAX PURPOSES
----------------------------------------------------------------------------------------------
$   --                            $  154,773            $      --             $    1,194,489

                      OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for February 29, 2008.
Net assets of the Fund were unaffected by the reclassifications.

                                                                  REDUCTION TO
                                             REDUCTION TO      ACCUMULATED NET
             INCREASE TO                  ACCUMULATED NET     REALIZED GAIN ON
             PAID-IN CAPITAL              INVESTMENT LOSS       INVESTMENTS 1
             -------------------------------------------------------------------
             $   28,793                      $    156,062         $    184,855

1. $28,867, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the year ended February 29, 2008 and the period ended February 28, 2007 was as follows:

                                               YEAR ENDED         PERIOD ENDED
                                        FEBRUARY 29, 2008    FEBRUARY 28, 2007
             -------------------------------------------------------------------
             Distributions paid from:
             Ordinary income                 $    270,204            $      --

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities                     $   13,898,447
                                                                ==============

             Gross unrealized appreciation                      $      118,592
                                                                --------------
             Gross unrealized depreciation                          (1,313,081)
                                                                --------------
             Net unrealized depreciation                        $   (1,194,489)
                                                                ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the
"Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended February

                     OPPENHEIMER TRANSITION 2015 FUND

29, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

            Projected Benefit Obligations Increased                     $ 12
            Payments Made to Retired Trustees                             18
            Accumulated Liability as of February 29, 2008                 --

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the
Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other"
within the asset section of the Statement of Assets and Liabilities. Deferral of
trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

-------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

                  OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED FEBRUARY 29, 2008          PERIOD ENDED FEBRUARY 28, 2007 1,2
                                      SHARES           AMOUNT             SHARES                   AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS A
Sold                                 683,235     $  7,225,902            203,792             $  2,066,504
Dividends and/or
distributions reinvested              16,055          168,420                 --                       --
Redeemed                            (136,138)      (1,486,148)                --                       --
                                   ------------------------------------------------------------------------
Net increase                         563,152     $  5,908,174            203,792             $  2,066,504
                                   ========================================================================

-----------------------------------------------------------------------------------------------------------
CLASS B
Sold                                 127,657     $  1,332,860             13,612             $    140,843
Dividends and/or
distributions reinvested               1,877           20,067                 --                       --
Redeemed                             (12,334)        (129,541)               (69)                    (709)
                                   ------------------------------------------------------------------------
Net increase                         117,200     $  1,223,386             13,543             $    140,134
                                   ========================================================================

-----------------------------------------------------------------------------------------------------------
CLASS C
Sold                                 207,400     $  2,185,546              9,606             $     95,927
Dividends and/or
distributions reinvested               3,297           34,452                 --                       --
Redeemed                             (13,748)        (140,842)                --                       --
                                   ------------------------------------------------------------------------
Net increase                         196,949     $  2,079,156              9,606             $     95,927
                                   ========================================================================
                34  |  OPPENHEIMER TRANSITION 2015 FUND

                           YEAR ENDED FEBRUARY 29, 2008      PERIOD ENDED FEBRUARY 28, 2007 1,2
                                SHARES           AMOUNT                      SHARES      AMOUNT
-------------------------------------------------------------------------------------------------
CLASS N
Sold                           219,066   $    2,331,873                      1,807   $   18,517
Dividends and/or
distributions reinvested         3,455           36,238                         --           --
Redeemed                       (68,554)        (707,733)                        --           --
                              -------------------------------------------------------------------
Net increase                   153,967   $    1,660,378                      1,807   $   18,517
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS Y
Sold                            23,372   $      247,714                         --   $       --
Dividends and/or
distributions reinvested           403            4,236                         --           --
Redeemed                        (4,566)         (49,011)                        --           --
                              -------------------------------------------------------------------
Net increase                    19,209   $      202,939                         --   $       --
                              ===================================================================

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on August 21, 2006.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended February
29, 2008, were as follows:

                                    PURCHASES           SALES
        -------------------------------------------------------
        Investment securities   $  13,081,406   $   1,834,007

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the year ended February 29, 2008 was 0.56%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended February 29, 2008, the Fund paid $6,789 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

                       OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor")
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the
"Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of
1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans (the "Plans") for Class B, Class C
and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of
Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N
shares were $19,170, $12,457 and $14,388, respectively. Fees incurred by the
Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                       OPPENHEIMER TRANSITION 2015 FUND

                                                   CLASS A            CLASS B             CLASS C            CLASS N
                                                CONTINGENT         CONTINGENT          CONTINGENT         CONTINGENT
                               CLASS A      DEFERRED SALES     DEFERRED SALES      DEFERRED SALES     DEFERRED SALES
                       FRONT-END SALES             CHARGES            CHARGES             CHARGES            CHARGES
                      CHARGES RETAINED         RETAINED BY        RETAINED BY         RETAINED BY        RETAINED BY
YEAR ENDED              BY DISTRIBUTOR         DISTRIBUTOR        DISTRIBUTOR         DISTRIBUTOR        DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------------
February 29, 2008            $  42,013               $  --           $  1,530                $  1             $  336

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.50%, 2.25%,
2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y,
respectively. During the year ended February 29, 2008, the Manager reimbursed the Fund $10,372, $5,336, $4,314, $457 and $93 for the Class A, Class B, Class
C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended February 29, 2008, the Manager waived $58 for IMMF management fees.

      The Distributor reimbursed Fund expenses in an amount equal to the distribution and service plan fees incurred through the Fund's investment in the
Class A shares of Oppenheimer Quest International Value Fund, Inc. which, for the year ended February 29, 2008, was $491.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of February
29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER TRANSITION 2020 FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Transition 2020 Fund, including the statement of investments, as of
February 29, 2008, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period December 15, 2006 (commencement of operations) to February 28, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodian and Transfer Agent or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Transition 2020 Fund as of February 29, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 15,
2006 (commencement of operations) to February 28, 2007, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
April 18, 2008

                     OPPENHEIMER TRANSITION 2020 FUND

STATEMENT OF INVESTMENTS February 29, 2008
--------------------------------------------------------------------------------

                                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--103.0% 1
-------------------------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUND--6.6%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                     134,076       $ 1,111,495
-------------------------------------------------------------------------------------------------------
FIXED INCOME FUND--10.4%
Oppenheimer Core Bond Fund, Cl. Y                                           180,129         1,767,065
-------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--14.7%
Oppenheimer International Growth Fund, Cl. Y                                 59,676         1,707,928
-------------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A                      42,139           782,506
                                                                                          -------------
                                                                                            2,490,434
-------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--4.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 3.99% 2                 698,973           698,973
-------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--67.2%
Oppenheimer Capital Appreciation Fund, Cl. Y                                 52,994         2,501,837
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                          48,875         1,616,300
-------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund, Cl. Y 3                                             87,179         1,615,427
-------------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                              72,665         2,447,373
-------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                               136,720         3,203,354
                                                                                          -------------
                                                                                           11,384,291

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $18,963,179)                                103.0%       17,452,258
-------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                          (3.0)         (515,814)
                                                                            ---------------------------
NET ASSETS                                                                    100.0%      $16,936,444
                                                                            ===========================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

                       OPPENHEIMER TRANSITION 2020 FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES                                        SHARES
                                                         FEBRUARY 28,         GROSS           GROSS    FEBRUARY 29,
                                                                 2007     ADDITIONS      REDUCTIONS            2008
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    3,331        55,874 a         6,211          52,994
Oppenheimer Commodity Strategy Total Return Fund,
Cl. Y                                                          12,311       135,753          13,988         134,076
Oppenheimer Core Bond Fund, Cl. Y                              15,755       186,320          21,946         180,129
Oppenheimer Growth Fund, Cl. Y                                  2,488        15,066          17,554 a            --
Oppenheimer Institutional Money Market Fund, Cl. E             18,516     9,507,488       8,827,031         698,973
Oppenheimer International Growth Fund, Cl. Y                    5,776        61,058           7,158          59,676
Oppenheimer Main Street Fund, Cl. Y                             3,911        50,926           5,962          48,875
Oppenheimer MidCap Fund, Cl. Y                                  8,089        89,910          10,820          87,179
Oppenheimer Quest International Value Fund, Inc., Cl. A         3,659        43,639           5,159          42,139
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                 6,400        75,207           8,942          72,665
Oppenheimer Value Fund, Cl. Y                                  12,045       141,632          16,957         136,720

                                                                                           DIVIDEND        REALIZED
                                                                              VALUE          INCOME            LOSS
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                            $ 2,501,837        $     --        $ 23,902
Oppenheimer Commodity Strategy Total Return Fund,
Cl. Y                                                                     1,111,495          93,790           5,312
Oppenheimer Core Bond Fund, Cl. Y                                         1,767,065          39,016           2,001
Oppenheimer Growth Fund, Cl. Y                                                   --              --             143
Oppenheimer Institutional Money Market Fund, Cl. E                          698,973           3,901              --
Oppenheimer International Growth Fund, Cl. Y                              1,707,928          16,148          12,901
Oppenheimer Main Street Fund, Cl. Y                                       1,616,300          18,998          47,130
Oppenheimer MidCap Fund, Cl. Y                                            1,615,427              --          17,376
Oppenheimer Quest International Value Fund, Inc., Cl. A                     782,506           7,303          14,524
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                           2,447,373              --          56,339
Oppenheimer Value Fund, Cl. Y                                             3,203,354          30,452          75,082
                                                                        --------------------------------------------
                                                                        $17,452,258        $209,608        $254,710
                                                                        ============================================

a. All or a portion is the result of a merger between Oppenheimer Capital
Appreciation Fund and Oppenheimer Growth Fund

2. Rate shown is the 7-day yield as of February 29, 2008.

3. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      OPPENHEIMER TRANSITION 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2008
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------

Investments, at value--affiliated companies (cost $18,963,179)--see accompanying
statement of investments                                                               $ 17,452,258
----------------------------------------------------------------------------------------------------
Cash                                                                                         16,542
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                          232,110
Dividends                                                                                     7,372
Other                                                                                           994
                                                                                       -------------
Total assets                                                                             17,709,276

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------

Payables and other liabilities:
Investments purchased                                                                       705,608
Shareholder communications                                                                   22,231
Shares of beneficial interest redeemed                                                       18,694
Distribution and service plan fees                                                            4,277
Transfer and shareholder servicing agent fees                                                 2,065
Trustees' compensation                                                                           37
Custodian fees                                                                                    9
Other                                                                                        19,911
                                                                                       -------------
Total liabilities                                                                           772,832

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 16,936,444
                                                                                       =============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                  $ 1,737
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               18,366,022
----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (13)
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                 79,619
----------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                               (1,510,921)
                                                                                       -------------
NET ASSETS                                                                             $ 16,936,444
                                                                                       =============

                      OPPENHEIMER TRANSITION 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $8,366,316
and 856,448 shares of beneficial interest outstanding)                                                $ 9.77
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)       $10.37
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,900,495 and 298,510 shares
of beneficial interest outstanding)                                                                   $ 9.72
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,842,968 and 292,642 shares
of beneficial interest outstanding)                                                                   $ 9.71
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,665,140 and 272,993 shares
of beneficial interest outstanding)                                                                   $ 9.76
-------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $161,525 and 16,488 shares of beneficial interest outstanding)                                     $ 9.80

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      OPPENHEIMER TRANSITION 2020 FUND

STATEMENT OF OPERATIONS For the Year Ended February 29, 2008
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------

Dividends from affiliated companies                                              $   209,608
----------------------------------------------------------------------------------------------
Interest                                                                                 789
                                                                                 -------------
Total investment income                                                              210,397

----------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------

Distribution and service plan fees:
Class A                                                                                8,371
Class B                                                                               14,568
Class C                                                                               10,769
Class N                                                                                4,312
----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                7,810
Class B                                                                                2,572
Class C                                                                                2,273
Class N                                                                                  891
Class Y                                                                                   86
----------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                               25,187
Class B                                                                                6,355
Class C                                                                                3,766
Class N                                                                                1,359
Class Y                                                                                  111
----------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                           21,131
----------------------------------------------------------------------------------------------
Registration and filing fees                                                           2,182
----------------------------------------------------------------------------------------------
Trustees' compensation                                                                    80
----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               38
----------------------------------------------------------------------------------------------
Other                                                                                  5,660
                                                                                 -------------
Total expenses                                                                       117,521
Less reduction to custodian expenses                                                     (29)
Less waivers and reimbursements of expenses                                          (28,847)
                                                                                 -------------
Net expenses                                                                          88,645

----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                121,752

----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments--affiliated companies                                                   (254,710)
Distributions received from affiliated companies                                     559,538
                                                                                 -------------
Net realized gain                                                                    304,828
----------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                              (1,529,316)

----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $(1,102,736)
                                                                                 =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      OPPENHEIMER TRANSITION 2020 FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED      PERIOD ENDED
                                                                                 FEBRUARY 29,     FEBRUARY 28,
                                                                                        2008            2007 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                                     $   121,752       $     (374)
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                    304,828               --
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              (1,529,316)          18,395
                                                                                 -------------------------------
Net increase (decrease) in net assets resulting from operations                   (1,102,736)          18,021

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                             (177,172)              --
Class B                                                                              (50,759)              --
Class C                                                                              (51,853)              --
Class N                                                                              (33,855)              --
Class Y                                                                               (3,593)              --
                                                                                 -------------------------------
                                                                                    (317,232)              --
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                 (579)              --
Class B                                                                                 (202)              --
Class C                                                                                 (195)              --
Class N                                                                                 (122)              --
Class Y                                                                                  (12)              --
                                                                                 -------------------------------
                                                                                      (1,110)              --

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                            7,667,115        1,271,856
Class B                                                                            2,952,585          198,523
Class C                                                                            3,122,214               --
Class N                                                                            2,839,188            9,598
Class Y                                                                              168,602            5,820
                                                                                 -------------------------------
                                                                                  16,749,704        1,485,797

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------

Total increase                                                                    15,328,626        1,503,818
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                1,607,818          104,000 2
                                                                                 -------------------------------
End of period (including accumulated net investment income (loss)
of $(13) and $63, respectively)                                                  $16,936,444       $1,607,818
                                                                                 ===============================

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Reflects the value of the Manager's initial seed money investment on August
21, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      OPPENHEIMER TRANSITION 2020 FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          YEAR ENDED    PERIOD ENDED
                                                                        FEBRUARY 29,    FEBRUARY 28,
CLASS A                                                                         2008          2007 1
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                         $ 10.17         $ 10.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                   .15              -- 3
Net realized and unrealized gain (loss)                                         (.28)            .17
                                                                             --------------------------
Total from investment operations                                                (.13)            .17
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                            (.27)             --
Distributions from net realized gain                                              -- 3            --
                                                                             --------------------------
Total dividends and/or distributions to shareholders                            (.27)             --
-------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $  9.77         $ 10.17
                                                                             ==========================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                             (1.51)%          1.70%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                     $ 8,366         $ 1,391
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $ 5,166         $ 1,191
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                    1.46%          (0.09)%
Total expenses 6                                                                1.15%           7.92% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                             0.76%           0.84%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           26%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008         1.79%
       Period Ended February 28, 2007       8.58%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      OPPENHEIMER TRANSITION 2020 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                      YEAR ENDED    PERIOD ENDED
                                                                    FEBRUARY 29,    FEBRUARY 28,
CLASS B                                                                     2008          2007 1
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                     $ 10.16        $  10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                               .08            (.02)
Net realized and unrealized gain (loss)                                     (.30)            .18
                                                                         --------------------------
Total from investment operations                                            (.22)            .16
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        (.22)             --
Distributions from net realized gain                                          -- 3            --
                                                                         --------------------------
Total dividends and/or distributions to shareholders                        (.22)             --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  9.72        $  10.16
                                                                         ==========================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                         (2.34)%          1.60%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                 $ 2,900        $    199
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                        $ 1,463        $     77
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                0.79%          (0.96)%
Total expenses 6                                                            1.94%          27.83% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                         1.60%           1.57%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       26%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008          2.58%
       Period Ended February 28, 2007       28.49%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      OPPENHEIMER TRANSITION 2020 FUND

                                                                          YEAR ENDED    PERIOD ENDED
                                                                        FEBRUARY 29,    FEBRUARY 28,
CLASS C                                                                         2008          2007 1
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                          $10.16          $10.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                   .21            (.02)
Net realized and unrealized gain (loss)                                         (.43)            .18
                                                                              -------------------------
Total from investment operations                                                (.22)            .16
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                            (.23)             --
Distributions from net realized gain                                              -- 3            --
                                                                              -------------------------
Total dividends and/or distributions to shareholders                            (.23)             --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $ 9.71          $10.16
                                                                              =========================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                             (2.33)%          1.60%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                      $2,843          $    1
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $1,088          $    1
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                    2.03%          (0.89)%
Total expenses 6                                                                1.85%          67.57% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                             1.52%           1.57%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           26%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008          2.49%
       Period Ended February 28, 2007       68.23%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      OPPENHEIMER TRANSITION 2020 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                      YEAR ENDED    PERIOD ENDED
                                                                    FEBRUARY 29,    FEBRUARY 28,
CLASS N                                                                     2008          2007 1
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                      $10.16         $ 10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                               .13            (.01)
Net realized and unrealized gain (loss)                                     (.29)            .17
                                                                          -------------------------
Total from investment operations                                            (.16)            .16
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        (.24)             --
Distributions from net realized gain                                          -- 3            --
                                                                          -------------------------
Total dividends and/or distributions to shareholders                        (.24)             --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 9.76         $ 10.16
                                                                          =========================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                         (1.74)%          1.60%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                  $2,665         $    10
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                         $  869         $     2
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                1.22%          (0.41)%
Total expenses 6                                                            1.05%          70.58% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                         1.03%           1.08%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       26%              0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

       Year Ended February 29, 2008          1.69%
       Period Ended February 28, 2007       71.24%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER TRANSITION 2020 FUND

                                                               YEAR ENDED   PERIOD ENDED
                                                             FEBRUARY 29,   FEBRUARY 28,
CLASS Y                                                              2008         2007 1
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------

Net asset value, beginning of period                             $  10.17       $  10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                        .21             -- 3
Net realized and unrealized gain (loss)                              (.32)           .17
                                                             -------------------------------
Total from investment operations                                     (.11)           .17
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.26)            --
Distributions from net realized gain                                   -- 3           --
                                                             -------------------------------
Total dividends and/or distributions to shareholders                 (.26)            --
--------------------------------------------------------------------------------------------
Net asset value, end of period                                   $   9.80       $  10.17
                                                             ===============================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                  (1.23)%         1.70%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                         $    162       $      7
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $     94       $      2
--------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                1.96%          0.09%
Total expenses 6                                                     0.58%         86.01% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                  0.51%          0.55%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                                26%             0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008                   1.22%
        Period Ended February 28, 2007                86.67%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      OPPENHEIMER TRANSITION 2020 FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Transition 2020 Fund (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek total return until the target retirement date included in its name and then seeks income and secondarily capital growth. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds (the "Underlying Funds"). The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

                      OPPENHEIMER TRANSITION 2020 FUND

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying
Fund than in another, the Fund will have greater exposure to the risks of that
Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required, however, during the year ended February 29, 2008, the Fund paid federal excise tax of $17. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                      NET UNREALIZED
                                                                                        DEPRECIATION
                                                                                    BASED ON COST OF
                                                                                SECURITIES AND OTHER
UNDISTRIBUTED NET           UNDISTRIBUTED              ACCUMULATED LOSS      INVESTMENTS FOR FEDERAL
INVESTMENT INCOME          LONG-TERM GAIN                  CARRYFORWARD          INCOME TAX PURPOSES
-----------------------------------------------------------------------------------------------------
$       --                  $     160,213                      $     --              $     1,591,516

                      OPPENHEIMER TRANSITION 2020 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for February 29, 2008.
Net assets of the Fund were unaffected by the reclassifications.

                                                                    REDUCTION TO
                                             REDUCTION TO            ACCUMULATED
                                              ACCUMULATED           NET REALIZED
                INCREASE TO                NET INVESTMENT                GAIN ON
                PAID-IN CAPITAL                      LOSS          INVESTMENTS 1
                -----------------------------------------------------------------
                $    28,695                  $   195,404            $   224,099

1. $28,743, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the year ended February 29, 2008 and the period ended February 28, 2007 was as follows:

                                                    YEAR ENDED        PERIOD ENDED
                                             FEBRUARY 29, 2008   FEBRUARY 28, 2007
                ------------------------------------------------------------------
                Distributions paid from:
                Ordinary income                   $    318,342           $    --

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities            $  19,043,774
                                                          =============

                Gross unrealized appreciation             $     141,571
                Gross unrealized depreciation                (1,733,087)
                                                          -------------
                Net unrealized depreciation               $  (1,591,516)
                                                          =============

-------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the
"Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended February

                      OPPENHEIMER TRANSITION 2020 FUND

29, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

                Projected Benefit Obligations Increased              $  9
                Payments Made to Retired Trustees                      15
                Accumulated Liability as of February 29, 2008          --

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the
Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other"
within the asset section of the Statement of Assets and Liabilities. Deferral of
trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

                      OPPENHEIMER TRANSITION 2020 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                         YEAR ENDED FEBRUARY 29, 2008   PERIOD ENDED FEBRUARY 28, 2007 1,2
                                             SHARES            AMOUNT        SHARES                 AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS A
Sold                                        861,139      $  9,206,136       126,742           $  1,271,856
Dividends and/or
distributions reinvested                     16,276           172,359            --                     --
Redeemed                                   (157,709)       (1,711,380)           --                     --
                                         ------------------------------------------------------------------
Net increase                                719,706      $  7,667,115       126,742           $  1,271,856
                                         ==================================================================

-----------------------------------------------------------------------------------------------------------
CLASS B
Sold                                        311,195      $  3,284,603        19,541           $    198,794
Dividends and/or
distributions reinvested                      4,735            49,955            --                     --
Redeemed                                    (37,035)         (381,973)          (26)                  (271)
                                         ------------------------------------------------------------------
Net increase                                278,895      $  2,952,585        19,515           $    198,523
                                         ==================================================================

-----------------------------------------------------------------------------------------------------------
CLASS C
Sold                                        304,997      $  3,245,582            --           $         --
Dividends and/or
distributions reinvested                      4,642            48,930            --                     --
Redeemed                                    (17,097)         (172,298)           --                     --
                                         ------------------------------------------------------------------
Net increase                                292,542      $  3,122,214            --           $         --
                                         ==================================================================

                      OPPENHEIMER TRANSITION 2020 FUND

                                         YEAR ENDED FEBRUARY 29, 2008   PERIOD ENDED FEBRUARY 28, 2007 1,2
                                             SHARES            AMOUNT        SHARES                 AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS N
Sold                                        317,563      $  3,315,631           920           $      9,598
Dividends and/or
distributions reinvested                      3,206            33,953            --                     --
Redeemed                                    (48,796)         (510,396)           --                     --
                                         ------------------------------------------------------------------
Net increase                                271,973      $  2,839,188           920           $      9,598
                                         ==================================================================

-----------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                         21,907      $    234,907           557           $      5,820
Dividends and/or
distributions reinvested                        337             3,579            --                     --
Redeemed                                     (6,413)          (69,884)           --                     --
                                         ------------------------------------------------------------------
Net increase                                 15,831      $    168,602           557           $      5,820
                                         ==================================================================

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on August 21, 2006.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended February
29, 2008, were as follows:

                                                                             PURCHASES           SALES
                ---------------------------------------------------------------------------------------
                Investment securities                                    $  18,463,733    $  2,221,431

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the year ended February 29, 2008 was 0.57%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended February 29, 2008, the Fund paid $11,485 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

                      OPPENHEIMER TRANSITION 2020 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor")
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the
"Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of
1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans (the "Plans") for Class B, Class C
and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of
Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N
shares were $48,066, $18,762 and $11,932, respectively. Fees incurred by the
Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                      OPPENHEIMER TRANSITION 2020 FUND

                                               CLASS A         CLASS B         CLASS C         CLASS N
                                            CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                               CLASS A  DEFERRED SALES  DEFERRED SALES  DEFERRED SALES  DEFERRED SALES
                       FRONT-END SALES         CHARGES         CHARGES         CHARGES         CHARGES
                      CHARGES RETAINED     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED              BY DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
February 29, 2008           $   62,166         $   124       $   2,600         $   435         $   724

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.50%, 2.25%,
2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y,
respectively. During the year ended February 29, 2008, the Manager reimbursed the Fund $19,691, $4,828, $3,360, $170 and $53 for the Class A, Class B, Class
C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended February 29, 2008, OFS waived $130 for Class C shares.
This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended February 29, 2008, the Manager waived $84 for IMMF management fees.

      The Distributor reimbursed Fund expenses in an amount equal to the distribution and service plan fees incurred through the Fund's investment in the
Class A shares of Oppenheimer Quest International Value Fund, Inc. which, for the year ended February 29, 2008, was $531.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of February
29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                      OPPENHEIMER TRANSITION 2020 FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER TRANSITION 2030 FUND: We
have audited the accompanying statement of assets and liabilities of Oppenheimer
Transition 2030 Fund, including the statement of investments, as of February 29,
2008, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period December 15, 2006 (commencement of operations) to
February 28, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodian and Transfer Agent or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Transition 2030 Fund as of February 29, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 15,
2006 (commencement of operations) to February 28, 2007, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
April 18, 2008

                     37 | OPPENHEIMER TRANSITION 2030 FUND

STATEMENT OF INVESTMENTS February 29, 2008
--------------------------------------------------------------------------------

                                                                  SHARES            VALUE
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 100.6% 1
--------------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUND -- 6.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y          139,556     $  1,156,918
--------------------------------------------------------------------------------------------
FIXED INCOME FUND -- 10.4%
Oppenheimer Core Bond Fund, Cl. Y                                204,451        2,005,663
--------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS -- 15.1%
Oppenheimer Developing Markets Fund, Cl. Y                        42,478        1,935,735
--------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                      33,759          966,175
                                                                             ---------------
                                                                                2,901,910
--------------------------------------------------------------------------------------------
MONEY MARKET FUND -- 1.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 3.99% 2      185,164          185,164
--------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS -- 68.1%
Oppenheimer Capital Appreciation Fund, Cl. Y                      78,955        3,727,440
--------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                               56,631        1,872,788
--------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund, Cl. Y 3                                 100,391        1,860,246
--------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                   83,890        2,825,416
--------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                    119,497        2,799,804
                                                                             ---------------
                                                                               13,085,694

--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $20,899,096)                     100.6%      19,335,349
--------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                               (0.6)        (107,419)
                                                                 ---------------------------

NET ASSETS                                                         100.0%    $ 19,227,930
                                                                 ===========================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

                      18 | OPPENHEIMER TRANSITION 2030 FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES           GROSS           GROSS           SHARES
                                                           FEB. 28, 2007       ADDITIONS      REDUCTIONS    FEB. 29, 2008
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                       4,294          82,020 a         7,359           78,955
Oppenheimer Commodity Strategy Total Return
Fund, Cl. Y                                                       15,834         143,651          19,929          139,556
Oppenheimer Core Bond Fund, Cl. Y                                     --         207,057           2,606          204,451
Oppenheimer Developing Markets Fund, Cl. Y                            --          43,041             563           42,478
Oppenheimer Growth Fund, Cl. Y                                     6,410          30,263          36,673 a             --
Oppenheimer Institutional Money Market Fund,
Cl. E                                                             53,535      10,580,639      10,449,010          185,164
Oppenheimer International Growth Fund, Cl. Y                       7,419          52,568          26,228           33,759
Oppenheimer Main Street Fund, Cl. Y                                5,048          55,898           4,315           56,631
Oppenheimer MidCap Fund, Cl. Y                                    15,610         126,022          41,241          100,391
Oppenheimer Quest International Value Fund, Inc.,
Cl. A                                                              4,702          26,223          30,925               --
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                    8,193          82,136           6,439           83,890
Oppenheimer Value Fund, Cl. Y                                     15,481         137,802          33,786          119,497

                                                                                                DIVIDEND         REALIZED
                                                                                   VALUE          INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                $  3,727,440    $         --    $     (26,535)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                        1,156,918          89,843             (558)
Oppenheimer Core Bond Fund, Cl. Y                                              2,005,663          19,176             (358)
Oppenheimer Developing Markets Fund, Cl. Y                                     1,935,735              --           (1,410)
Oppenheimer Growth Fund, Cl. Y                                                        --              --              (27)
Oppenheimer Institutional Money Market Fund, Cl. E                               185,164           3,745               --
Oppenheimer International Growth Fund, Cl. Y                                     966,175           9,278            6,840
Oppenheimer Main Street Fund, Cl. Y                                            1,872,788          20,692          (31,305)
Oppenheimer MidCap Fund, Cl. Y                                                 1,860,246              --          (30,091)
Oppenheimer Quest International Value Fund, Inc., Cl. A                               --             347          (16,004)
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                2,825,416              --          (37,214)
Oppenheimer Value Fund, Cl. Y                                                  2,799,804          33,042         (130,563)
                                                                            ------------------------------------------------
                                                                            $ 19,335,349    $    176,123    $    (267,225)
                                                                            ================================================

   A. All or a portion is the result of a merger between Oppenheimer Capital
   Appreciation Fund and Oppenheimer Growth Fund.

2. Rate shown is the 7-day yield as of February 29, 2008.

3. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     19 | OPPENHEIMER TRANSITION 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------

Investments, at value -- affiliated companies (cost $20,899,096) --
see accompanying statement of investments                                        $  19,335,349
-------------------------------------------------------------------------------------------------
Cash                                                                                    28,582
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                     135,435
Dividends                                                                                8,519
Other                                                                                    1,011
                                                                                 ----------------
Total assets                                                                        19,508,896

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------

Payables and other liabilities:
Investments purchased                                                                  203,257
Shareholder communications                                                              27,623
Shares of beneficial interest redeemed                                                  22,286
Legal, auditing and other professional fees                                             18,347
Distribution and service plan fees                                                       4,887
Transfer and shareholder servicing agent fees                                            3,510
Trustees' compensation                                                                      39
Other                                                                                    1,017
                                                                                 ----------------
Total liabilities                                                                      280,966

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $  19,227,930
                                                                                 ================

-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                       $       1,946
-------------------------------------------------------------------------------------------------
Additional paid-in capital                                                          20,697,356
-------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                            (15)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                            92,390
-------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                          (1,563,747)
                                                                                 ----------------
NET ASSETS                                                                       $  19,227,930
                                                                                 ================

                     20 | OPPENHEIMER TRANSITION 2030 FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$10,292,467 and 1,039,470 shares of beneficial interest outstanding)                        $    9.90
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                    $   10.50
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,834,192
and 288,073 shares of beneficial interest outstanding)                                      $    9.84
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,362,268
and 341,816 shares of beneficial interest outstanding)                                      $    9.84
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred
|sales charge) and offering price per share (based on net assets of $2,255,590
and 228,104 shares of beneficial interest outstanding)                                      $    9.89
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $483,413 and 48,627 shares of beneficial interest outstanding)                    $    9.94

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     21 | OPPENHEIMER TRANSITION 2030 FUND

STATEMENT OF OPERATIONS For the Year Ended February 29, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------

Dividends from affiliated companies                                              $     176,123
-------------------------------------------------------------------------------------------------
Interest                                                                                   710
                                                                                 ----------------
Total investment income                                                                176,833

-------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------

Distribution and service plan fees:
Class A                                                                                  8,805
Class B                                                                                 13,976
Class C                                                                                 12,005
Class N                                                                                  4,188
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                 13,093
Class B                                                                                  4,481
Class C                                                                                  3,781
Class N                                                                                  1,609
Class Y                                                                                     58
-------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                 28,136
Class B                                                                                  7,047
Class C                                                                                  3,840
Class N                                                                                  1,120
Class Y                                                                                     65
-------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                             21,130
-------------------------------------------------------------------------------------------------
Registration and filing fees                                                             2,286
-------------------------------------------------------------------------------------------------
Trustees' compensation                                                                      86
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                 39
-------------------------------------------------------------------------------------------------
Other                                                                                    4,956
                                                                                 ----------------
Total expenses                                                                         130,701
Less reduction to custodian expenses                                                       (30)
Less waivers and reimbursements of expenses                                            (37,045)
                                                                                 ----------------
Net expenses                                                                            93,626

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                   83,207

-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments -- affiliated companies                                                   (267,225)
Distributions received from affiliated companies                                       595,036
                                                                                 ----------------
Net realized gain                                                                      327,811
-------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                (1,575,725)

-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $  (1,164,707)
                                                                                 ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     22 | OPPENHEIMER TRANSITION 2030 FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED    PERIOD ENDED
                                                                               FEBRUARY 29,    FEBRUARY 28,
                                                                                       2008          2007 1
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                                   $     83,207    $     (1,840)
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            327,811             (30)
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                             (1,575,725)         11,978
                                                                               -------------------------------
Net increase (decrease) in net assets resulting from operations                  (1,164,707)         10,108

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                            (152,942)             --
Class B                                                                             (41,272)             --
Class C                                                                             (51,161)             --
Class N                                                                             (24,360)             --
Class Y                                                                              (9,125)             --
                                                                               -------------------------------
                                                                                   (278,860)             --

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                           9,505,848       1,374,230
Class B                                                                           2,782,765         281,273
Class C                                                                           3,589,524          74,208
Class N                                                                           2,435,412           1,200
Class Y                                                                             278,847         234,082
                                                                               -------------------------------
                                                                                 18,592,396       1,964,993

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------

Total increase                                                                   17,148,829       1,975,101
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                               2,079,101         104,000 2
                                                                               -------------------------------
End of period (including accumulated net investment loss of $15 and
$6, respectively)                                                              $ 19,227,930    $  2,079,101
                                                                               ===============================

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Reflects the value of the Manager's initial seed money investment on August
21, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     23 | OPPENHEIMER TRANSITION 2030 FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED     PERIOD ENDED
                                                               FEBRUARY 29,     FEBRUARY 28,
CLASS A                                                                2008           2007 1
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $      10.19     $      10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                          .10             (.01)
Net realized and unrealized gain (loss)                                (.17)             .20
                                                               --------------------------------
Total from investment operations                                       (.07)             .19
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   (.22)              --
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                 $       9.90     $      10.19
                                                               ================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                    (0.85)%           1.90%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                       $     10,293     $      1,491
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $      5,394     $      1,200
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                           0.90%           (0.58)%
Total expenses 5                                                       1.24%            7.62% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                    0.81%            0.80%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  46%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

      Year Ended February 29, 2008           1.93%
      Period Ended February 28, 2007         8.31%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     24 | OPPENHEIMER TRANSITION 2030 FUND

                                                           YEAR ENDED     PERIOD ENDED
                                                         FEBRUARY 29,     FEBRUARY 28,
CLASS B                                                          2008           2007 1
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------

Net asset value, beginning of period                     $      10.17     $      10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    .04             (.03)
Net realized and unrealized gain (loss)                          (.19)             .20
                                                         --------------------------------
Total from investment operations                                 (.15)             .17
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.18)              --
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $       9.84     $      10.17
                                                         ================================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              (1.58)%           1.70%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $      2,834     $        282
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                        $      1,404     $        105
-----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     0.37%           (1.44)%
Total expenses 5                                                 2.12%           16.30% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                              1.56%            1.54%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                            46%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

      Year Ended February 29, 2008        2.81%
      Period Ended February 28, 2007     16.99%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      25 | OPPENHEIMER TRANSITION 2030 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                           YEAR ENDED     PERIOD ENDED
                                                         FEBRUARY 29,     FEBRUARY 28,
CLASS C                                                          2008           2007 1
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------

Net asset value, beginning of period                     $      10.17     $      10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    .17             (.03)
Net realized and unrealized gain (loss)                          (.30)             .20
                                                         --------------------------------
Total from investment operations                                 (.13)             .17
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.20)              --
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $       9.84     $      10.17
                                                         ================================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              (1.47)%           1.70%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $      3,362     $         75
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                        $      1,236     $         19
-----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     1.61%           (1.42)%
Total expenses 5                                                 1.87%           45.81% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                              1.44%            1.52%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                            46%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008              2.56%
        Period Ended February 28, 2007           46.50%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     26 | OPPENHEIMER TRANSITION 2030 FUND

                                                           YEAR ENDED     PERIOD ENDED
                                                         FEBRUARY 29,     FEBRUARY 28,
CLASS N                                                          2008           2007 1
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------

Net asset value, beginning of period                     $      10.18     $      10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    .08             (.02)
Net realized and unrealized gain (loss)                          (.17)             .20
                                                         --------------------------------
Total from investment operations                                 (.09)             .18
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.20)              --
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $       9.89     $      10.18
                                                         ================================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              (1.05)%           1.80%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $      2,256     $          2
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                        $        844     $          1
-----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     0.80%           (0.93)%
Total expenses 5                                                 1.08%           78.18% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                              1.05%            1.05%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                            46%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended February 29, 2008            1.77%
        Period Ended February 28, 2007         78.87%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     27 | OPPENHEIMER TRANSITION 2030 FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                           YEAR ENDED     PERIOD ENDED
                                                         FEBRUARY 29,     FEBRUARY 28,
CLASS Y                                                          2008           2007 1
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------

Net asset value, beginning of period                     $      10.19     $      10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    .08               -- 3
Net realized and unrealized gain (loss)                          (.10)             .19
                                                         --------------------------------
Total from investment operations                                 (.02)             .19
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.23)              --
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $       9.94     $      10.19
                                                         ================================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                              (0.38)%           1.90%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $        483     $        229
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                        $        393     $         25
-----------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                     0.74%           (0.07)%
Total expenses 6                                                 0.39%            3.97% 7
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                              0.35%            0.19%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                            46%               0%

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

         Year Ended February 29, 2008              1.08%
         Period Ended February 28, 2007            4.66%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     28 | OPPENHEIMER TRANSITION 2030 FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Transition 2030 Fund (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek total return until the target retirement date included in its name and then seeks income and secondarily capital growth. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds (the "Underlying Funds"). The Fund's investment adviser is Oppenheimer Funds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

                      29 | OPPENHEIMER TRANSITION 2030 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying
Fund than in another, the Fund will have greater exposure to the risks of that
Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required, however, during the year ended February 29, 2008, the Fund paid federal excise tax of $4. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   DEPRECIATION
                                                               BASED ON COST OF
                                                           SECURITIES AND OTHER
UNDISTRIBUTED NET    UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME   LONG-TERM GAIN       CARRYFORWARD       INCOME TAX PURPOSES
--------------------------------------------------------------------------------
$    65,428            $   193,965        $        --               $ 1,730,750

                     30 | OPPENHEIMER TRANSITION 2030 FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for February 29, 2008.
Net assets of the Fund were unaffected by the reclassifications.

                                                     REDUCTION TO
                                                      ACCUMULATED
                                     REDUCTION TO    NET REALIZED
                INCREASE TO       ACCUMULATED NET         GAIN ON
                PAID-IN CAPITAL   INVESTMENT LOSS   INVESTMENTS 1
                -------------------------------------------------
                $    39,747           $   195,644     $   235,391

1. $39,792, including $29,755 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the year ended February 29, 2008 and the period ended February 28, 2007 was as follows:

                                                  YEAR ENDED        PERIOD ENDED
                                           FEBRUARY 29, 2008   FEBRUARY 28, 2007
                ----------------------------------------------------------------
                Distributions paid from:
                Ordinary income                  $   278,860           $      --

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities   $   21,066,099
                                                 ==============
                Gross unrealized appreciation    $      141,189
                Gross unrealized depreciation        (1,871,939)
                                                 --------------
                Net unrealized depreciation      $   (1,730,750)
                                                 ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the
"Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended February 29, 2008, the
Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

                     31 | OPPENHEIMER TRANSITION 2030 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                Projected Benefit Obligations Increased         $   10
                Payments Made to Retired Trustees                   16
                Accumulated Liability as of February 29, 2008       --

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the
Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other"
within the asset section of the Statement of Assets and Liabilities. Deferral of
trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

                     32 | OPPENHEIMER TRANSITION 2030 FUND

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED FEBRUARY 29, 2008    PERIOD ENDED FEBRUARY 28, 2007 1,2
                                 SHARES          AMOUNT               SHARES           AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                          1,025,472    $ 10,983,082              136,982    $   1,380,244
Dividends and/or
distributions reinvested         13,722         147,217                   --               --
Redeemed                       (146,110)     (1,624,451)                (596)          (6,014)
                              -----------------------------------------------------------------
Net increase                    893,084    $  9,505,848              136,386    $   1,374,230
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                            276,827    $  2,955,171               27,666    $     281,422
Dividends and/or
distributions reinvested          3,606          38,683                   --               --
Redeemed                        (20,111)       (211,089)                 (15)            (149)
                              -----------------------------------------------------------------
Net increase                    260,322    $  2,782,765               27,651    $     281,273
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                            346,072    $  3,712,871                7,233    $      74,208
Dividends and/or
distributions reinvested          4,542          48,505                   --               --
Redeemed                        (16,131)       (171,852)                  --               --
                              -----------------------------------------------------------------
Net increase                    334,483    $  3,589,524                7,233    $      74,208
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                            281,718    $  2,981,996                  118    $       1,200
Dividends and/or
distributions reinvested          2,150          23,069                   --               --
Redeemed                        (55,982)       (569,653)                  --               --
                              -----------------------------------------------------------------
Net increase                    227,886    $  2,435,412                  118    $       1,200
                              =================================================================

                      33 |OPPENHEIMER TRANSITION 2030 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                           YEAR ENDED FEBRUARY 29, 2008    PERIOD ENDED FEBRUARY 28, 2007 1,2
                                 SHARES          AMOUNT               SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS Y
Sold                             36,114    $    388,430               22,336    $     234,082
Dividends and/or
distributions reinvested            844           9,103                   --               --
Redeemed                        (10,767)       (118,686)                  --               --
                                -------------------------------------------------------------
Net increase                     26,191    $    278,847               22,336    $     234,082
                                =============================================================

1. For the period from December 15, 2006 (commencement of operations) to
February 28, 2007.

2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on August 21, 2006.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended February
29, 2008, were as follows:

                                           PURCHASES          SALES
                ---------------------------------------------------
                Investment securities   $ 23,095,885   $  4,329,905

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the year ended February 29, 2008 was 0.59%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended February 29, 2008, the Fund paid $19,146 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor")
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

                     34 | OPPENHEIMER TRANSITION 2030 FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the
"Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of
1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans (the "Plans") for Class B, Class C
and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of
Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N
shares were $48,610, $22,573 and $7,180, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A           CLASS B          CLASS C          CLASS N
                                           CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                             CLASS A   DEFERRED SALES    DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                     FRONT-END SALES          CHARGES           CHARGES          CHARGES          CHARGES
                    CHARGES RETAINED      RETAINED BY       RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED            BY DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
February 29, 2008        $    88,211      $        72       $     2,707      $       172               --

                     35 | OPPENHEIMER TRANSITION 2030 FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.50%, 2.25%,
2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y,
respectively. During the year ended February 29, 2008, the Manager reimbursed the Fund $23,100, $7,773, $4,947, $264 and $152 for the Class A, Class B, Class
C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended February 29, 2008, OFS waived $65, $314 and $26 for Class
B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended February 29, 2008, the Manager waived $78 for IMMF management fees.

      The Distributor reimbursed Fund expenses in an amount equal to the distribution and service plan fees incurred through the Fund's investment in the
Class A shares of Oppenheimer Quest International Value Fund, Inc. which, for the year ended February 29, 2008, was $326.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of February
29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                     36 | OPPENHEIMER TRANSITION 2030 FUND

                  Appendix A

   RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the  nationally-recognized rating agencies listed below.  Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa:  Bonds and  preferred  stock rated "Aaa" are judged to be the best quality.
They  carry the  smallest  degree of  investment  risk.  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection  may not be as large  as with  "Aaa"  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear  somewhat larger than that of "Aaa"
securities.

A:  Bonds and  preferred  stock  rated "A"  possess  many  favorable  investment attributes and are to be considered as upper-medium grade  obligations.  Factors giving  security to principal and interest are considered  adequate but elements may be present which  suggest a  susceptibility  to impairment  some time in the future.

Baa:  Bonds  and  preferred  stock  rated  "Baa"  are  considered   medium-grade
obligations;  that is, they are neither  highly  protected  nor poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba:  Bonds  and  preferred  stock  rated  "Ba" are  judged  to have  speculative elements. Their future cannot be considered  well-assured.  Often the protection of interest and  principal  payments  may be very  moderate and thereby not well safeguarded  during  both good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.

B: Bonds and preferred  stock rated "B" generally  lack  characteristics  of the desirable  investment.  Assurance  of  interest  and  principal  payments  or of maintenance  of other terms of the contract  over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in  default  or there may be  present  elements  of danger  with  respect  to principal or interest.

Ca:  Bonds and  preferred  stock  rated  "Ca"  represent  obligations  which are speculative  in a high  degree.  Such  issues are often in default or have other marked shortcomings.

C: Bonds and  preferred  stock rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

Moody's  applies  numerical  modifiers  1,  2,  and  3 in  each  generic  rating classification  from "Aa" through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating category;  the modifier
"2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME  RATING  SYSTEM  (SHORT-TERM  RATINGS - TAXABLE  DEBT)  These  ratings are opinions of the ability of issuers to honor  senior  financial  obligations  and contracts.  Such obligations  generally have an original  maturity not exceeding one year, unless explicitly noted.

Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

Prime-2:  Issuer has a strong  ability for repayment of senior  short-term  debt obligations.  Earnings  trends and coverage  ratios,  while  sound,  may be more subject to variation. Capitalization characteristics,  while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuer has an acceptable  ability for  repayment of senior  short-term obligations.  The effect of industry characteristics and market compositions may be more  pronounced.  Variability  in earnings and  profitability  may result in changes in the level of debt protection  measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard &  Poor's"), a division of
The McGraw-Hill Companies, Inc.

LONG-TERM  ISSUE  CREDIT  RATINGS  Issue  credit  ratings  are based in  varying degrees, on the following considerations:
o    Likelihood of  payment-capacity  and willingness of the obligor to meet its financial  commitment on an obligation in accordance  with the terms of the obligation;
o    Nature of and provisions of the obligation; and
o    Protection  afforded by, and relative  position of, the  obligation  in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue  ratings  definitions  are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy, as noted above.

AAA: An  obligation  rated "AAA" have the  highest  rating  assigned by Standard
&  Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations only in small  degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An obligation  rated "A" are somewhat more susceptible to the adverse effects of  changes  in  circumstances  and  economic  conditions  than  obligations  in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial  commitment  on the obligation.

BB, B, CCC, CC, and C: An obligation  rated 'BB', 'B', 'CCC',  'CC', and 'C' are regarded as having significant speculative  characteristics.  'BB' indicates the least degree of speculation  and 'C' the highest.  While such  obligations  will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An  obligation  rated  "BB" are less  vulnerable  to  nonpayment  than other speculative issues.  However,  they face major ongoing uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment  than  obligations rated "BB",  but the obligor  currently  has the capacity to meet its  financial
commitment  on  the  obligation.   Adverse  business,   financial,  or  economic
conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred  stock  obligations  rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this  obligation  are  being  continued.  A "C" also  will be  assigned  to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation  rated "D" are in payment  default.  The "D" rating category is used when  payments  on an  obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &  Poor's believes that such payments  will be made during such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings  from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The 'c' subscript is used to provide additional information to investors that the  bank  may  terminate  its  obligation  to  purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

p: The letter 'p' indicates that the rating is provisional. A provisional rating assumes the  successful  completion  of the  project  financed by the debt being rated and  indicates  that  payment of debt service  requirements  is largely or entirely dependent upon the successful,  timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project,  makes no comment  on the  likelihood  of or the risk of  default  upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent  upon Standard &  Poor's receipt of an executed  copy of the escrow  agreement or closing  documentation  confirming investments and cash flows.

r: The 'r' highlights  derivative,  hybrid,  and certain other  obligations that
Standard  &   Poor's   believes  may  experience  high  volatility  or  high
variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an 'r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

   N.R. Not rated.

Debt  obligations of issuers  outside the United States and its  territories are rated on the same basis as domestic  corporate and municipal issues. The ratings measure  the  creditworthiness  of the  obligor  but do not  take  into  account currency exchange and related uncertainties.

   Bond Investment Quality Standards

Under present  commercial  bank  regulations  issued by the  Comptroller  of the
Currency,  bonds rated in the top four  categories  ('AAA',  'AA',  'A',  'BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general

Short-Term  Issue Credit Ratings  Short-term  ratings are generally  assigned to those obligations considered short-term in the relevant market. In the U.S., for example,  that means  obligations with an original  maturity of no more than 365 days-including commercial paper.

A-1: A  short-term  obligation  rated "A-1" is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible  to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A  short-term   obligation  rated  "A-3"  exhibits   adequate   protection
parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

B:  A  short-term  obligation  rated  "B"  is  regarded  as  having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

C: A short-term  obligation rated "C" is currently  vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A  short-term  obligation  rated "D" is in  payment  default.  The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard  &
Poor's  believes that such  payments will be made during such grace period.  The
"D" rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

   NOTES:

A Standard &  Poor's note rating  reflects the liquidity  factors and market access  risks  unique to notes.  Notes  due in three  years or less will  likely receive a note  rating.  Notes  maturing  beyond  three  years will most  likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:
o    Amortization  schedule-the  larger  the final  maturity  relative  to other maturities, the more likely it will be treated as a note; and
o    Source of  payment-the  more  dependent  the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch,  Inc.  International  credit  ratings assess the capacity to meet foreign currency or local  currency  commitments.  Both  "foreign  currency"  and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and  jurisdiction  and therefore,  unlike the foreign  currency rating, does not take account of the possibility of foreign exchange  controls  limiting transfer into foreign currency.

INTERNATIONAL  LONG-TERM  CREDIT RATINGS The following  ratings scale applies to foreign currency and local currency ratings.

   Investment Grade:

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.  "BBB" ratings  indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

   Speculative Grade:

BB:  Speculative.  "BB" ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time.  However,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B: Highly  Speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC C: High  Default  Risk.  Default is a real  possibility.  Capacity  for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD" obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.  "DD" indicates potential  recoveries  in the  range of  50%-90%,  and "D" the  lowest  recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and  minus  (-)  signs  may be  appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"  category or to  categories  below  "CCC," nor to  short-term ratings other than "F1" (see below).

INTERNATIONAL  SHORT-TERM  CREDIT RATINGS The following ratings scale applies to foreign  currency and local  currency  ratings.  A short-term  rating has a time horizon of less than 12 months for most  obligations,  or up to three  years for
U.S.  public  finance  securities,  and  thus  places  greater  emphasis  on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.  However,  near-term  adverse  changes  could result in a reduction to non-investment grade.

B:  Speculative.  Minimal capacity for timely payment of financial  commitments, plus  vulnerability  to  near-term  adverse  changes in  financial  and economic conditions.

C: High  default  risk.  Default is a real  possibility.  Capacity  for  meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

   D: Default. Denotes actual or imminent
   payment default.

                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases,  the initial sales charge that applies to purchases of Class A shares(1) of the Oppenheimer funds or the contingent  deferred sales charge that may  apply to Class A,  Class B or  Class C  shares  may be  waived.(2)  That is
because  of  the  economies  of  sales  efforts  realized  by   OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
          1)   plans created or qualified under Sections 401(a) or 401(k) of the
               Internal Revenue Code,
          2)   non-qualified deferred compensation plans,
          3)   employee benefit plans(3)
          4)   Group Retirement Plans(4)
          5)   403(b)(7) custodial plan
               accounts
          6)   Individual  Retirement Accounts ("IRAs"),  including  traditional
               IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request. I. Applicability of Class A
Contingent Deferred Sales Charges in Certain Cases

   ----------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months  (24  months  in the  case of  share of  Oppenheimer  Rochester  National
Municipals and Rochester Fund Municipals purchased prior to October 22, 2007) of the  beginning  of the  calendar  month of their  purchase,  as described in the
Prospectus (unless a waiver described  elsewhere in this Appendix applies to the redemption).  Additionally,  on shares  purchased  under these  waivers that are subject to the Class A contingent  deferred sales charge,  the Distributor  will pay the  applicable  concession  described  in the  Prospectus  under  "Class  A
Contingent Deferred Sales Charge."(5) This waiver provision applies to:

     |_|  Purchases of Class A shares aggregating $1 million or more.
     |_|  Purchases of Class A shares,  prior to March 1, 2007,  by a Retirement
          Plan that was permitted to purchase such shares at net asset value but subject to a contingent  deferred sales charge prior to March 1, 2001.
          That  included  plans  (other than IRA or 403(b)(7)  Custodial  Plans)
          that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase  100 or more  eligible  employees  or total  plan  assets  of
          $500,000 or more, or 3) certified to the Distributor  that it projects to have annual plan purchases of $200,000 or more.
     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made:
          1)   through a broker,  dealer, bank or registered  investment adviser that has made special arrangements with the Distributor for those purchases, or
          2)   by  a  direct  rollover  of  a  distribution   from  a  qualified
               Retirement  Plan if the  administrator  of  that  Plan  has  made special arrangements with the Distributor for those purchases.
     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:
          1)   The record  keeping is performed by Merrill  Lynch Pierce  Fenner
               &  Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds,  other  than those  advised  or  managed by Merrill  Lynch
               Investment  Management,  L.P.  ("MLIM"),  that are made available under a Service  Agreement  between  Merrill Lynch and the mutual fund's  principal  underwriter  or  distributor,  and  (b)  funds advised or managed  by MLIM (the funds  described  in (a) and (b)
               are referred to as "Applicable Investments").
          2)   The record  keeping for the  Retirement  Plan is  performed  on a daily  valuation  basis by a record  keeper  whose  services  are provided under a contract or  arrangement  between the Retirement
               Plan and Merrill  Lynch.  On the date the plan sponsor  signs the record keeping  service  agreement  with Merrill Lynch,  the Plan must have $5  million  or more of its  assets  (excluding  assets
               invested  in  money   market   funds)   invested  in   Applicable
               Investments.
          3)   The record  keeping  for a  Retirement  Plan is  handled  under a service  agreement  with  Merrill  Lynch and on the date the plan sponsor signs that  agreement,  the Plan has 500 or more eligible employees (as  determined  by the Merrill  Lynch plan  conversion manager).

II.    Waivers    of   Class   A   Sales    Charges   of    Oppenheimer    Funds
----------------------------------------

A.  Waivers of  Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales  charges  (and  no  concessions  are  paid  by the  Distributor  on such purchases):
     |_|  The Manager or its affiliates.
     |_|  Present or former  officers,  directors,  trustees and employees  (and
          their  "immediate   families")  of  the  Fund,  the  Manager  and  its
          affiliates,  and  retirement  plans  established  by  them  for  their employees.  The  term  "immediate  family"  refers  to  one's  spouse,
          children,   grandchildren,   grandparents,   parents,  parents-in-law,
          brothers and sisters, sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts, uncles, nieces and nephews;  relatives by
          virtue  of  a  remarriage  (step-children,   step-parents,  etc.)  are
          included.
     |_|  Registered management  investment  companies,  or separate accounts of insurance  companies  having  an  agreement  with the  Manager  or the
          Distributor for that purpose.
     |_|  Dealers or brokers that have a sales  agreement with the  Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
     |_|  Employees  and  registered  representatives  (and  their  spouses)  of dealers or brokers described above or financial institutions that have entered  into sales  arrangements  with such  dealers or brokers  (and which  are  identified  as  such  to  the  Distributor)  or  with  the
          Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the  purchaser's  own account (or for the benefit of such employee's spouse or minor children).
     |_|  Dealers,  brokers,  banks or registered  investment advisers that have entered into an agreement with the Distributor providing  specifically for the use of shares of the Fund in  particular  investment  products made  available  to their  clients.  Those  clients  may be  charged a transaction  fee by their  dealer,  broker,  bank or  advisor  for the purchase or sale of Fund shares.

     |_|  Investment  advisers and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory,  consulting  or other fee for their  services and buy shares for their own accounts or the accounts of their clients.

     |_|  "Rabbi  trusts"  that  buy  shares  for  their  own  accounts,  if the purchases  are  made  through  a broker  or  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     |_|  Clients  of  investment  advisers  or  financial  planners  (that have entered into an agreement for this purpose with the  Distributor)  who buy shares for their own accounts  may also  purchase  shares  without sales charge but only if their accounts are linked to a master account of their  investment  adviser  or  financial  planner on the books and records of the broker, agent or financial  intermediary with which the
          Distributor  has  made  such  special  arrangements  . Each  of  these investors  may be  charged  a fee by the  broker,  agent or  financial intermediary for purchasing shares.

     |_|  Directors, trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives  or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.
     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the
          investment   adviser  (the   Distributor   must  be  advised  of  this
          arrangement)  and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
     |_|  A unit investment trust that has entered into an appropriate agreement with the Distributor.

     |_|  Dealers,  brokers,  banks, or registered investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares to defined  contribution  employee retirement plans for which the dealer, broker or investment adviser provides administration services.
     |_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections 401(a),  401(k),  403(b) or 457 of the Internal Revenue
          Code),  in each  case if those  purchases  are made  through a broker,
          agent  or  other   financial   intermediary   that  has  made  special
          arrangements with the Distributor for those purchases.
     |_|  A  TRAC-2000  401(k)  plan  (sponsored  by the former  Quest for Value
          Advisors)  whose Class B or Class C shares of a Former Quest for Value
          Fund  were  exchanged  for  Class A  shares  of that  Fund  due to the termination  of the Class B and Class C TRAC-2000  program on November
          24, 1995.
     |_|  A qualified  Retirement Plan that had agreed with the former Quest for
          Value Advisors to purchase shares of any of the Former Quest for Value
          Funds  at net  asset  value,  with  such  shares  to be  held  through
          DCXchange,  a sub-transfer agency mutual fund  clearinghouse,  if that arrangement was consummated and share purchases  commenced by December
          31, 1996.
     |_|  Effective  March 1, 2007,  purchases of Class A shares by a Retirement
          Plan that was permitted to purchase such shares at net asset value but subject to a contingent  deferred sales charge prior to March 1, 2001.
          That  included  plans  (other than IRA or 403(b)(7)  Custodial  Plans)
          that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase  100 or more  eligible  employees  or total  plan  assets  of
          $500,000 or more, or 3) certified to the Distributor  that it projects to have annual plan purchases of $200,000 or more.
     |_|  Effective  October  1, 2005,  taxable  accounts  established  with the proceeds of Required Minimum Distributions from Retirement Plans.

     |_|  Purchases of Class A shares by former  shareholders of Atlas Strategic
          Income  Fund  in any  Oppenheimer  fund  into  which  shareholders  of
          Oppenheimer Strategic Income Fund may exchange.
     |_|  Purchases prior to June 15, 2008 by former shareholders of Oppenheimer
          Tremont Market Neutral Fund,  LLC or Oppenheimer  Tremont  Opportunity
          Fund, LLC, directly from the proceeds from mandatory redemptions.

B.  Waivers of the Class A Initial  and  Contingent  Deferred  Sales  Charges in
Certain Transactions.

1.   Class A shares  issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.
     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
          distributions  reinvested from the Fund or other  Oppenheimer funds or unit investment trusts for which  reinvestment  arrangements have been made with the Distributor.
     |_|  Shares  purchased  by  certain  Retirement  Plans  that  are part of a
          retirement  plan  or  platform   offered  by  banks,   broker-dealers,
          financial   advisers   or   insurance   companies,   or   serviced  by
          recordkeepers.
     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
     |_|  Shares purchased in amounts of less than $5.

2.   Class A shares issued and purchased in the following  transactions  are not subject to sales  charges (a dealer  concession at the annual rate of 0.25%
     is paid by the  Distributor  on purchases made within the first 6 months of plan establishment):

     |_|  Retirement Plans that have $5 million or more in plan assets.
     |_|  Retirement  Plans with a single plan  sponsor  that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.   Waivers  of the  Class A  Contingent  Deferred  Sales  Charge  for  Certain
     Redemptions.

   The Class A contingent deferred sales
   charge is also waived if shares that
   would otherwise be subject to the
   contingent deferred sales charge are
   redeemed in the following cases:
     |_|  To make Automatic  Withdrawal Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.
     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account
          Rules and Policies," in the applicable fund Prospectus).
     |_|  For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes:
          1)   Following  the death or  disability  (as defined in the  Internal
               Revenue Code) of the  participant  or  beneficiary.  The death or
               disability  must  occur  after  the  participant's   account  was
               established.
          2)   To return excess contributions.
          3)   To return contributions made due to a mistake of fact.
          4)   Hardship withdrawals, as defined in the plan.(6)
          5)   Under a Qualified  Domestic  Relations  Order,  as defined in the
               Internal  Revenue  Code,  or, in the case of an IRA, a divorce or separation  agreement  described in Section 71(b) of the Internal
               Revenue Code.
          6)   To meet the minimum  distribution  requirements  of the  Internal
               Revenue Code.
          7)   To make  "substantially  equal periodic payments" as described in
               Section 72(t) of the Internal Revenue Code.
          8)   For loans to participants or beneficiaries.
          9)   Separation from service.(7)
          10)  Participant-directed  redemptions to purchase  shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special  arrangements  with the
               Distributor.
          11)  Plan termination or "in-service distributions," if the redemption
               proceeds      are     rolled     over      directly     to     an
               OppenheimerFunds-sponsored IRA.
     |_|  For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special  agreement with the  Distributor  allowing this waiver.
     |_|  For distributions  from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
          Distributor.
     |_|  For distributions from retirement plans which are part of a retirement plan  product or platform  offered by certain  banks,  broker-dealers, financial  advisors,  insurance companies or record keepers which have entered into a special agreement with the Distributor.
     |_|  At the sole  discretion of the  Distributor,  the contingent  deferred sales charge may be waived for redemptions of shares  requested by the shareholder of record within 60 days following the  termination by the
          Distributor of the selling  agreement  between the Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer  Funds
-------------------------------------------

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied to shares  purchased  in certain  types of  transactions  or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B,  Class C and Class N  contingent  deferred  sales  charges  will be waived for redemptions of shares in the following cases:

     |_|  Shares redeemed  involuntarily,  as described in "Shareholder  Account
          Rules and Policies," in the applicable Prospectus.
     |_|  Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last  surviving  shareholder.  The death or disability must have occurred after the account was  established,  and for  disability  you  must  provide  evidence  of a  determination  of disability by the Social Security Administration.
     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following  the death or disability of a grantor or trustee for a trust account.  The contingent deferred sales charges will only be waived in the  limited  case of the death of the  trustee of a grantor  trust or revocable  living  trust  for  which  the  trustee  is also  the  sole beneficiary.  The death or  disability  must have  occurred  after the account was established,  and for disability you must provide evidence of a determination  of disability (as defined in the Internal  Revenue
          Code).
     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special  agreement with the  Distributor  allowing this waiver.

     |_|  At the sole  discretion of the  Distributor,  the contingent  deferred sales charge may be waived for redemptions of shares  requested by the shareholder of record within 60 days following the  termination by the
          Distributor of the selling  agreement  between the Distributor and the shareholder of record's broker-dealer of record for the account.
     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained  on a daily  valuation  basis by  Merrill  Lynch or an independent record keeper under a contract with Merrill Lynch.
     |_|  Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     |_|  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted  more  than 12  months  after the  Retirement  Plan's  first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     |_|  Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
          1)   Following  the death or  disability  (as defined in the  Internal
               Revenue Code) of the  participant  or  beneficiary.  The death or
               disability  must  occur  after  the  participant's   account  was
               established in an Oppenheimer fund.
          2)   To return excess contributions made to a participant's account.
          3)   To return contributions made due to a mistake of fact.
          4)   To make hardship withdrawals, as defined in the plan.(9)
          5)   To  make  distributions   required  under  a  Qualified  Domestic
               Relations  Order  or,  in  the  case  of an  IRA,  a  divorce  or separation  agreement  described in Section 71(b) of the Internal
               Revenue Code.
          6)   To meet the minimum  distribution  requirements  of the  Internal
               Revenue Code.
          7)   To make  "substantially  equal periodic payments" as described in
               Section 72(t) of the Internal Revenue Code.
          8)   For loans to participants or beneficiaries.(10)
          9)   On account of the participant's separation from service.(11)
          10)  Participant-directed  redemptions to purchase  shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
          11)  Distributions   made  on  account  of  a  plan   termination   or
               "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
          12)  For distributions from a participant's account under an Automatic
               Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the  distributions  does not exceed 10%
               of the account's value, adjusted annually.
          13)  Redemptions of Class B shares under an Automatic  Withdrawal Plan for an account  other than a Retirement  Plan,  if the  aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
          14)  For  distributions  from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
          Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate  value of the  redeemed  shares  does not  exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C shares sold or issued in the following cases:

     |_|  Shares sold to the Manager or its affiliates.
     |_|  Shares sold to registered  management investment companies or separate accounts of insurance  companies  having an agreement with the Manager or the Distributor for that purpose.
     |_|  Shares issued in plans of reorganization to which the Fund is a party.
     |_|  Shares  sold to present or former  officers,  directors,  trustees  or employees (and their "immediate  families" as defined above in Section
          I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge  Arrangements for  Shareholders of Certain  Oppenheimer
Funds   Who   Were    Shareholders    of   Former    Quest   for   Value   Funds
-----------------------------------------

The initial and contingent  deferred sales charge rates and waivers for Class A,
Class  B and  Class  C  shares  described  in the  Prospectus  or  Statement  of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:

      Oppenheimer Rising Dividends Fund,
      Inc.           Oppenheimer Small- &
      Mid- Cap Value Fund
      Oppenheimer Quest Balanced Fund
      Oppenheimer Quest International Value
      Fund, Inc.

      Oppenheimer Quest Opportunity Value
      Fund

   These arrangements also apply to
   shareholders of the following funds
   when they merged (were reorganized)
   into various Oppenheimer funds on
   November 24, 1995:

      Quest for Value U.S. Government Income
      Fund
      Quest for Value New York Tax-Exempt
      Fund
      Quest for Value Investment Quality
      Income Fund
      Quest for Value National Tax-Exempt
      Fund
      Quest for Value Global Income Fund
      Quest for Value California Tax-Exempt
      Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
          Oppenheimer fund that was one of the Former Quest for Value Funds, or
     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
          Oppenheimer  fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other  Oppenheimer  fund on
          November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X| Reduced Class A Initial Sales

Charge Rates for Certain  Former Quest Initial Sales Charge as a % of Net Amount
Invested for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales  charge rates for Class A shares  purchased  by members of  "Associations"
formed for any purpose other than the purchase of  securities.  The rates in the table apply if that Association  purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

                                            Concessionlas %hofgOf
   Number of Eligible Employees or Members  Offering Price       fering Price
                      ----------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
o
|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.    Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of Certain
Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment
Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

1.    B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.   Special Reduced Sales Charge for Former Shareholders of Advance
America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of current Class M shareholder listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
            Additional Information) of the Fund, the Manager and its
            affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
            Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative service.

                                  Appendix C

                        QUALIFYING HYBRID INSTRUMENTS
Section 2(f) of the Commodities Exchange Act (the "Act") ("Exclusion for
qualifying hybrid instruments")

(1)   In general

   Nothing in this chapter (other than section 16(e)(2)(B) of this title)
   governs or is applicable to a hybrid instrument that is predominantly a security.

(2)   Predominance.

   A hybrid instrument shall be considered to be predominantly a security if -

      (A)
            the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument;

      (B)
            the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (A), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity;

      (C)
            the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and

      (D)
            the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to this chapter.

(3)   Mark-to-market margining requirements.

      For the purposes of paragraph (2)(C), mark-to-market margining requirements do not include the obligation of an issuer of a secured debt instrument to increase the amount of collateral held in pledge for the benefit of the purchaser of the secured debt instrument to secure the repayment obligations of the issuer under the secured debt instrument.

CFTC Rule 34.3 Hybrid Instrument Exemption

(a) A hybrid instrument is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice or rendering other services with respect to such exempt hybrid instrument is exempt for such activity from all provisions of the Act (except in each case
Section 2(a)(1)(B)), provided the following terms and conditions are met:

(1)   The instrument is:

   (i) An equity or debt security within the meaning of Section 2(l) of the
   Securities Act of 1933; or

   (ii) A demand deposit, time deposit or transaction account within the meaning of 12 CFR 204.2(b)(1), (c)(1) and (e), respectively, offered by an insured depository institution as defined in Section 3 of the Federal
   Deposit Insurance Act; an insured credit union as defined in Section 101 of the Federal Credit Union Act; or a Federal or State branch or agency of a foreign bank as defined in Section 1 of the International Banking Act;

(2)   The sum of the commodity-dependent values of the commodity-dependent components is less than the commodity-independent value of the commodity-independent component;

(3)   Provided that:

   (i) An issuer must receive full payment of the hybrid instrument's purchase price, and a purchaser or holder of a hybrid instrument may not be required to make additional out-of-pocket payments to the issuer during the life of the instrument or at maturity; and

   (ii) The instrument is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the instrument or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option; and

   (iii) The instrument does not provide for settlement in the form of a delivery instrument that is specified as such in the rules of a designated contract market;

(4)   The instrument is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase or enter into the hybrid instrument.

                                     D-2

                                  Appendix D

                         QUALIFYING SWAP TRANSACTIONS
Section 2(g) of the Commodities Exchange Act (the "Act") ("Excluded swap transactions")

      No provision of this chapter (other than section 7a (to the extent provided in section 7a(g) of this title), 7a-1, 7a-3, or 16(e)(2) of this title) shall apply to or govern any agreement, contract, or transaction in a commodity other than an agricultural commodity if the agreement, contract, or transaction is -

      (1) entered into only between persons that are eligible contract participants at the time they enter into the agreement, contract, or transaction;

      (2) subject to individual negotiation by the parties; and

      (3) not executed or traded on a trading facility.

CFTC Rule 35.2 Exemption

      A swap agreement is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice, or rendering other services with respect to such agreement, is exempt for such activity from all provisions of the Act (except in each case the provisions of Sections 2(a)(1)(B), 4b, and 4o of the Act and Section 32.9 of this chapter as adopted under Section 4c(b) of the Act, and the provisions of
Sections 6(c) and 9(a)(2) of the Act to the extent these provisions prohibit manipulation of the market price of any commodity in interstate commerce or for future delivery on or subject to the rules of any contract market), provided the following terms and conditions are met:

      (a) the swap agreement is entered into solely between eligible swap participants at the time such persons enter into the swap agreement;

      (b) the swap agreement is not part of a fungible class of agreements that are standardized as to their material economic terms;

      (c) the creditworthiness of any party having an actual or potential obligation under the swap agreement would be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

      (d) the swap agreement is not entered into and traded on or through a multilateral transaction execution facility;

      Provided, however, that paragraphs (b) and (d) of Rule 35.2 shall not be deemed to preclude arrangements or facilities between parties to swap agreements, that provide for netting of payment obligations resulting from such swap agreements nor shall these subsections be deemed to preclude arrangements or facilities among parties to swap agreements, that provide for netting of payments resulting from such swap agreements; provided further, that any person may apply to the Commission for exemption from any of the provisions of the Act (except 2(a)(1)(B)) for other arrangements or facilities, on such terms and conditions as the Commission deems appropriate, including but not limited thereto, the applicability of other regulatory regimes.

Oppenheimer LifeCycle Funds

--------------------------------------------------------------------------------

o     Oppenheimer Transition 2010 Fund     o     Oppenheimer Transition 2030 Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

o     Oppenheimer Transition 2015 Fund     o     Oppenheimer Transition 2040 Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

o     Oppenheimer Transition 2020 Fund     o     Oppenheimer Transition 2050 Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

o     Oppenheimer Transition 2025 Fund

-------------------------------------------------------------------------------
Internet Website
------------------------------------------------------------------------------
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel

      Kramer Levin Naftalis & Frankel LLP
      1177 Avenue of the Americas
      New York, NY 10036

PX0000.007.0608

   (1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
   Securities Fund.
   (2) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
   "redemptions" mean "repurchases" of shares.
   (3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
   (4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
   Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
   (5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
   Retirement Plan that pays for the purchase with the redemption proceeds of
   Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
   (6) This provision does not apply to IRAs.
   (7) This provision only applies to qualified retirement plans and 403(b)(7)
   custodial plans after your separation from service in or after the year you reached age 55.
   (8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
   (9) This provision does not apply to IRAs.
   (10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
   (11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                       OPPENHEIMER TRANSITION 2030 FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)   Declaration of Trust dated June 5, 2006: Previously filed with
Registrant's initial Registration Statement (Reg. No. 333-135530), 06/30/06,
and incorporated herein by reference.

(b)   By-Laws dated June 5, 2006: Previously filed with Registrant's initial
Registration Statement (Reg. No. 333-135530), 06/30/06, and incorporated herein by reference.

(c)   Not applicable.

(d)   Investment Advisory Agreement dated June 15, 2006: Previously filed with Registrant's Pre-Effective Amendment No. 2 (Reg. No. 333-135530),
12/07/06, and incorporated herein by reference.

(e)   (i)  General Distributor's Agreement dated June 15, 2006: Previously filed with Registrant's Pre-Effective Amendment No. 2 (Reg. No. 333-135530),
12/07/06, and incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

       (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f)   (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), (10/25/01), and incorporated herein by reference.

      (ii) Compensation Deferral Plan for Eligible Trustees effective 1/1/08:
Previously filed with Post-Effective Amendment No. 15 to the Registration
Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533), (2/20/08), and
incorporated herein by reference.

(g)      (i) Global Custodial Services Agreement dated July 15, 2003, as amended July 26, 2007: Previously filed with Post-Effective
         Amendment No. 1 to the Registration Statement of Oppenheimer
         Rochester Arizona Municipal Fund (Reg. No. 333-132778), (7/26/07),
         and incorporated herein by reference.

         (ii) Amended and Restated Foreign Custody Manager Agreement dated
      May 31, 2001, as amended July 15, 2003: Previously filed with
      Pre-Effective Amendment No. 1 to the Registration Statement of
      Oppenheimer International Large-Cap Core Trust (Reg. 333-106014),
      (8/5/03), and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated December 7, 2006: Previously filed with Registrant's Pre-Effective Amendment No. 2 (Reg. No. 333-135530),
12/07/06, and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant: Previously filed with Registrant's Pre-Effective Amendment No. 2 (Reg. No. 333-135530),
12/07/06, and incorporated herein by reference.

(m)   (i)  Service Plan and Agreement for Class A shares dated June 5, 2006:
Previously filed with Registrant's Pre-Effective Amendment No. 2 (Reg. No.
333-135530), 12/07/06, and incorporated herein by reference.

(ii)  Distribution and Service Plan and Agreement for Class B shares dated
June 5, 2006: Previously filed with Registrant's Pre-Effective Amendment No.
2 (Reg. No. 333-135530), 12/07/06, and incorporated herein by reference.

(iii) Distribution and Service Plan and Agreement for Class C shares dated
June 5, 2006: Previously filed with Registrant's Pre-Effective Amendment No.
2 (Reg. No. 333-135530), 12/07/06, and incorporated herein by reference.

(iv)  Distribution and Service Plan and Agreement for Class N shares dated
June 5, 2006: Previously filed with Registrant's Pre-Effective Amendment No.
2 (Reg. No. 333-135530), 12/07/06, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
2/14/08:  Previously filed with Pre-Effective Amendment No. 2 to the
Registration Statement of Oppenheimer Transition 2025 Fund (Reg. No.
333-147847), 2/21/08, and incorporated herein by reference.

(o)      (i)Power of Attorney for all Trustees/Directors and Brian Wixted
         dated February 14, 2008: Previously
filed with Pre-Effective Amendment No. 2 to the Registration Statement of

Oppenheimer

Transition 2025 Fund (Reg. No. 333-147847), 2/21/08, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
August 30, 2007 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio Series Fixed Income Investor Fund (Reg. No. 333-146105), (9/14/07),
and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's
Declaration of Trust filed as Exhibit 23(a) to the Registrant's Initial
Registration Statement, 11/3/2006, this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 (b)  There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.
---------------------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections During the Past Two Years
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Timothy L. Abbuhl,          Treasurer  of  Centennial  Asset  Management  Corporation;  Vice
Vice President              President   and   Assistant    Treasurer   of   OppenheimerFunds

                            Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Patrick Adams               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert Agan,                Senior Vice President of Shareholder  Financial  Services,  Inc.
Senior Vice President       and   Shareholders    Services,    Inc.;   Vice   President   of
                            OppenheimerFunds Distributor,  Inc., Centennial Asset Management
                            Corporation and OFI Private Investments Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Carl Algermissen,           Assistant Secretary of Centennial Asset Management Corporation.
Vice President & Associate
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Amato,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Nicole Andersen,            None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Janette Aprilante,          Secretary (since December 2001) of:  Centennial Asset Management
Vice President & Secretary  Corporation,  OppenheimerFunds  Distributor,  Inc.,  HarbourView
                            Asset  Management  Corporation  (since June  2003),  Oppenheimer
                            Real Asset Management,  Inc.,  Shareholder  Financial  Services,
                            Inc., Shareholder Services,  Inc., Trinity Investment Management
                            Corporation  (since  January  2005),   OppenheimerFunds   Legacy
                            Program,  OFI Private Investments Inc. (since June 2003) and OFI
                            Institutional   Asset   Management,   Inc.  (since  June  2003).
                            Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Dmitri Artemiev             Formerly  (until  January  2007)  Analyst/Developer  at Fidelity
Assistant Vice President    Investments.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Paul Aynsley,               Formerly  Vice  President at Kepler  Equities  (December  2006 -
Vice President              February 2008)

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

James F. Bailey,            Senior Vice  President  of  Shareholder  Services,  Inc.  (since
Senior Vice President       March 2006).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert Baker,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Michael Barnes,             None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jeff Baumgartner,           Vice President of HarbourView Asset Management Corporation.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Marc Baylin,                Vice President of OFI Institutional Asset Management, Inc.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gerald B. Bellamy,          Vice President (Sales Manager of the  International
Vice President              Division) of OFI  Institutional  Asset  Management,
                            Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Emanuele Bergagnine,        Assistant Vice President of OFI Institutional  Asset Management,
Assistant Vice President    Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Rajeev Bhaman,              Vice President of OFI Institutional Asset Management, Inc.
Senior Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Craig Billings,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert J. Bishop,           Treasurer (since October 2003) of OppenheimerFunds  Distributor,
Vice President              Inc. and  Centennial  Asset  Management  Corporation;  Assistant
                            Secretary of Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Julie Blanchard,            Formerly  Fund  Accounting  Manager  at  OppenheimerFunds,  Inc.
Assistant Vice President    (April 2006 - February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lisa I. Bloomberg,          Assistant Secretary of Oppenheimer Real Asset Management, Inc.
Vice President & Deputy
General Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Veronika Boesch,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lori E. Bostrom,            Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Deputy
General Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

David J. Bowers             Formerly (until July 2007) Analyst at Evergreen Investments.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Boydell,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Richard Britton,            Formerly  CTO/Managing  Director  of IT  Infrastructure  at GMAC
Vice President              Residential Funding Corporation (October 2000 - October 2006).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Garrett C. Broadrup,        Formerly an Associate at Davis Polk & Wardwell  (October  2002 -
Vice President & Assistant  October 2006).
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Holly Broussard,            None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Roger Buckley,              Formerly  Manager  in  Finance  (May  2006 -  February  2008) at
Assistant Vice President    OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Carla Buffulin,             None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Stephanie Bullington,       None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

JoAnne Butler,              None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christine Calandrella,      Formerly  Director  of Empower  Network  (March 2007 - September
Assistant Vice President    2007);  formerly  HR Manager of Arrow  Electronics,  Inc.  (June
                            1998 - March 2007).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Dale William Campbell,      Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Patrick Campbell,           Vice   President   of   OppenheimerFunds   Distributor,    Inc.,
Vice President              Shareholder  Services,  Inc. and Shareholder Financial Services,
                            Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Debra Casey,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lisa Chaffee,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Ronald Chibnik,             None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brett Clark,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jennifer Clark,             Formerly  Manager at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice President    February   2008).   Assistant   Vice  President  at  Shareholder
                            Financial Services,  Inc.,  Shareholder Services,  Inc., and OFI
                            Private Investments Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

H.C. Digby Clements,        None
Senior Vice President:
Rochester Division

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Thomas Closs,               Formerly   (until   January   2007)   Development   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

David Cole,                 Formerly  Manager at  OppenheimerFunds,  Inc (May 2006 - January
Assistant Vice President    2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Eric Compton,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Gerald James Concepcion,    None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Susan Cornwell,             Senior Vice President of Shareholder  Financial  Services,  Inc.
Senior Vice President       and    Shareholder    Services,    Inc.;   Vice   President   of
                            OppenheimerFunds Distributor,  Inc., Centennial Asset Management
                            Corporation and OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lauren Coulston,            None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Terry Crady,                Formerly IT Development Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
George Curry,               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kevin Dachille,             None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Rushan Dagli,               Vice  President  of OFI Private  Investments  Inc.,  Shareholder
Vice President              Financial Services, Inc. and Shareholder Services, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jason Davis,                Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert Dawson,              None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

John Delano,                None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kendra Delisa,              Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Damaris De Los Santos,      Formerly Senior Account Executive (July 2003 - February 2008).
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments  Inc.;  Vice
Vice President              President of OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sara Donahue,               Formerly (until November 2006) Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Alicia Dopico,              Formerly (until August 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

A. Taylor Edwards,          None
Vice President & Assistant
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Venkat Eleswarapu,          None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christopher Emanuel,        None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

James Robert Erven,         None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David Falicia,              Assistant  Secretary  (as of July  2004)  of  HarbourView  Asset
Assistant Vice President    Management Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Rachel Fanopoulos,          Formerly Manager (until August 2007) at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Matthew Farkas,             None
Vice President and
Assistant Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kristie Feinberg,           Assistant Treasurer of Oppenheimer Acquisition Corp.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

William Ferguson,           Formerly  Senior  Marketing  Manager  at  ETrade  (June  2006  -
Assistant Vice President    January 2007.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ronald H. Fielding,         Vice President of OppenheimerFunds  Distributor,  Inc.; Director
Senior Vice President;      of  ICI  Mutual  Insurance  Company;   Governor  of  St.  John's
Chairman of the Rochester   College;  Chairman of the Board of  Directors  of  International
Division                    Museum of Photography at George Eastman House.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Steven Fling,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

David Foxhoven,             Assistant Vice  President of  OppenheimerFunds  Legacy  Program;
Senior Vice President       Vice President of HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Colleen M. Franca,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Barbara Fraser,             Secretary of OFI Trust Company (since December 2007).
Vice President & Associate
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Charles Gapay,              Formerly (as of January  2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Seth Gelman,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kevin Glenn,                Formerly Tax Manager at OppenheimerFunds,  Inc. (December 2006 -
Assistant Vice President    February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Benjamin J. Gord,           Vice President of HarbourView  Asset Management  Corporation and
Vice President              of OFI Institutional Asset Management, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Raquel Granahan,            Senior Vice  President  of OFI Private  Investments  Inc.;  Vice
Senior Vice President       President   of   OppenheimerFunds    Distributor,    Inc.,   and
                            OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert W. Hawkins,          None
Vice President & Assistant
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Bradley Hebert,             Manager  at  OppenheimerFunds,  Inc.  (October  2004 -  February
Assistant Vice President    2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Daniel Herrmann,            Vice President of OFI Private Investments Inc.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Benjamin Hetrick,           Manager at OppenheimerFunds, Inc (May 2006 - December 2007).
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Joseph Higgins,             Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Eivind Holte,               Formerly Vice President at U.S. Trust (June 2005 - October 2007)
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Brian Hourihan,             Assistant Secretary of Oppenheimer Real Asset Management,  Inc.,
Vice President & Deputy     HarbourView  Asset  Management  Corporation,  OFI  Institutional
General Counsel             Asset   Management,   Inc.   (since   April  2006)  and  Trinity
                            Investment Management Corporation.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward Hrybenko,            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jason Hubersberger,         None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kevin Andrew Huddleston,    None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Scott T. Huebl,             Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Douglas Huffman,            None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Huttlin,               Senior Vice President  (Director of the International  Division)
Vice President              (since  January  2004) of OFI  Institutional  Asset  Management,
                            Inc.;   Director   (since   June   2003)   of   OppenheimerFunds
                            International Distributor Limited.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kathleen T. Ives,           Vice  President  and  Assistant  Secretary  of  OppenheimerFunds
Vice President, Deputy      Distributor,  Inc. and  Shareholder  Services,  Inc.;  Assistant
General Counsel &           Secretary   of   Centennial   Asset   Management    Corporation,
Assistant Secretary         OppenheimerFunds   Legacy  Program  and  Shareholder   Financial

                            Services, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset   Management
Vice President              Corporation  and  OFI  Institutional  Asset  Management,   Inc.;
                            Director of OFI Trust Company.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Frank V. Jennings,          None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Jennings,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jin Jo,                     Formerly  Audit  Manager at  Deloitte & Touche LLP (as of August
Assistant Vice President    2007)

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lisa Kadehjian,             None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Amee Kantesaria,            Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President    (May 2005-December 2006).
                                    and
Assistant Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Thomas W. Keffer,           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

James Kennedy,              Formerly self-employed (December 2005 - September 2006).
Senior Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Keogh,              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

John Kiernan,               None
Vice President & Marketing
Compliance Manager

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Kim,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Audrey Kiszla,              None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lisa Klassen,               Vice  President  of OFI Private  Investments  Inc.,  Shareholder
Vice President              Financial  Services,  Inc. and Shareholder  Financial  Services,
                            Inc.;  Assistant  Vice  President  of  OppenheimerFunds   Legacy
                            Program and OppenheimerFunds Distributor, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Richard Knott,              President and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice President    Executive  Vice  President  of  OFI  Private  Investments  Inc.;
                            Executive  Vice   President  &  Director  of  Centennial   Asset
                            Management Corporation.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Daniel Kohn,                None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Tatyana Kosheleva,          Formerly (as of April 2007) Finance Manager at IBM Corp.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Michael Kotlartz,           None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

S. Arthur Krause,           Formerly  Product  Manager  of  OppenheimerFunds,  Inc.  (as  of
Assistant Vice President    January 2007).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Alexander Kurinets,         None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tracey Lange,               Vice  President of  OppenheimerFunds  Distributor,  Inc. and OFI
Vice President              Private Investments Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President  of OFI  Institutional  Asset  Management,  Inc. as of
Senior Vice President       January 2005.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Latino,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christopher M. Leavy,       Senior Vice  President  of OFI  Private  Investments  Inc.,  OFI
Senior Vice President       Institutional  Asset  Management,  Inc., and Trinity  Investment
                            Management Corporation

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian Levitt,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gang Li,                    None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Julie A. Libby,             Senior  Vice  President  and  Chief  Operating  Officer  of  OFI
Senior Vice President       Private Investments Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Justin Livengood,           None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christina Loftus,           None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Ian Loughlin,               Formerly  Financial Analysis Manager at  OppenheimerFunds,  Inc.
Assistant Vice President    (June 2005 - February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Daniel G. Loughran          None
Senior Vice President:
Rochester Division

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Patricia Lovett,            Vice  President  of  Shareholder  Financial  Services,  Inc. and
Senior Vice President       Senior Vice President of Shareholder Services, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Misha Lozovik,              None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Matthew Maley,              Formerly  Operations  Manager  at  Bear  Stearns  (June  2005  -
Assistant Vice President    February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Daniel Martin,              None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Angelo G. Manioudakis,      Senior  Vice   President   of   HarbourView   Asset   Management
Senior Vice President       Corporation and of OFI  Institutional  Asset  Management,  Inc.;
                            Vice President of Oppenheimer Real Asset Management, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

William T. Mazzafro,        None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Trudi McCanna,              None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Neil McCarthy,              None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Elizabeth McCormack,        Vice  President and  Assistant  Secretary of  HarbourView  Asset
Vice President              Management Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

John McCullough,            None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Joseph McDonnell,           None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive  Officer and
Senior Vice President       President  of  OFI  Trust  Company;  Chairman,  Chief  Executive

                            Officer,   Chief   Investment   Officer  and   Director  of  OFI
                            Institutional  Asset Management,  Inc.; Chief Executive Officer,
                            President,  Senior Managing Director and Director of HarbourView
                            Asset Management Corporation;  Chairman,  President and Director
                            of Trinity Investment Management  Corporation and Vice President
                            of Oppenheimer Real Asset Management, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

William McNamara,           None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Mary McNamee,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jay Mewhirter,              None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jan Miller,                 None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Scott Miller,               Formerly  Assistant  Vice  President  at AXA  Distributors,  LLC
Vice President              (July 2005 - February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Nikolaos D. Monoyios,       Senior Vice  President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sarah Morrison,             Formerly (as of January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jill Mulcahy,               None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer  Acquisition
Chairman, Chief             Corp.;   President  and  Director  of  Oppenheimer   Real  Asset
Executive Officer &         Management,   Inc.;   Chairman  and   Director  of   Shareholder
Director                    Services,   Inc.  and  Shareholder  Financial  Services,   Inc.;
                            Director   of    OppenheimerFunds    Distributor,    Inc.,   OFI
                            Institutional   Asset  Management,   Inc.,   Trinity  Investment
                            Management   Corporation,    Tremont   Group   Holdings,   Inc.,
                            HarbourView   Asset  Management   Corporation  and  OFI  Private
                            Investments  Inc.;  Executive  Vice  President of  Massachusetts
                            Mutual  Life  Insurance  Company;  Director  of DLB  Acquisition
                            Corporation;  a member  of the  Investment  Company  Institute's
                            Board of Governors.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Suzanne Murphy,             Vice President of OFI Private Investments Inc.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christine Nasta,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Richard Nichols,            None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
James B. O'Connell,         None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Matthew O'Donnell,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Tony Oh,                    None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John J. Okray,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kristina Olson,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kathleen Patton,            Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert H. Pemble,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Brian Petersen,             Assistant Treasurer of OppenheimerFunds Legacy Program.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

David Pfeffer,              Treasurer  of  Oppenheimer   Acquisition   Corp.;   Senior  Vice
Senior Vice President &     President of  HarbourView  Asset  Management  Corporation  since
Chief Financial Officer     February 2004.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

James F. Phillips,          None
Senior Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Gary Pilc,                  None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Nicolas Pisciotti,          None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christine Polak,            None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jodi Pullman,               Formerly  Product  Manager at  OppenheimerFunds,  Inc.  (January
Assistant Vice President    2007   -   February    2008);    Senior   Project   Manager   at
                            OppenheimerFunds, Inc. (March 2006 - January 2007).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Paul Quarles,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Timothy Raeke,              Formerly  (as of July 2007)  Vice  President  at MFS  Investment
Assistant Vice President    Management.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Norma J. Rapini,            None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jason Reuter,               Formerly  Manager at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice President    February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Maria Ribeiro De Castro,    None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Eric Richter,               Vice President of HarbourView Asset Management Corporation.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

David Robertson,            Senior Vice  President of  OppenheimerFunds  Distributor,  Inc.;
Senior Vice President       President   and   Director  of   Centennial   Asset   Management
                            Corporation.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert Robis,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lucille Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Stacey Roode,               None
Senior Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Richard Royce,              None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Adrienne Ruffle,            Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Assistant
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Matthew Torpey,             None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Gary Salerno,               Formerly (as of May 2007) Separate  Account  Business Liaison at
Assistant Vice President    OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kurt Savallo,               Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Mary Beth Schellhorn,       None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kathleen Schmitz,           Assistant  Vice  President  of  HarbourView   Asset   Management
Assistant Vice President    Corporation.     Formerly    Fund    Accounting    Manager    at
                            OppenheimerFunds, Inc. (November 2004 - February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Patrick Schneider,          Formerly  Human  Resources  Manager  at  ADT  Security  Services
Assistant Vice President    (December 2001 - July 2006).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Allan P. Sedmak,            None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Asutosh Shah,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kamal Shah,                 None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Navin Sharma,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tammy Sheffer,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mary Dugan Sheridan,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Nicholas Sherwood,          Formerly  Manager at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice President    February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Michael Skatrud,            Formerly  (as of March 2007)  Corporate  Bond  Analyst at Putnam
Assistant Vice President    Investments.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kevin Smith,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Paul Snogren                None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Brett Stein,                Formerly  Vice  President  of Client  Services  at XAware,  Inc.
Vice President              (October 2002 - August 2006).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset   Management
Senior Vice President       Corporation;   Vice   President  of  OFI   Institutional   Asset
                            Management, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Benjamin Stewart,           None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Peter Strzalkowski,         Vice President of HarbourView  Asset  Management,  Inc. Formerly
Vice President              (as of August 2007).  Founder/Managing Partner at Vector Capital
                            Management.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John P. Stoma,              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Carole Sumption,            Formerly Vice  President at Policy  Studies,  Inc.  (July 2003 -
Vice President              April 2007).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Sussman,            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Thomas Swaney,              Vice President of HarbourView Asset Management Corporation.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian C. Szilagyi,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Charles Toomey,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Melinda Trujillo,           None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Cameron Ullyatt,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark S. Vandehey,           Vice President and Chief Compliance Officer of  OppenheimerFunds
Senior Vice President &     Distributor,  Inc., Centennial Asset Management  Corporation and
Chief Compliance Officer    Shareholder   Services,   Inc.;  Chief  Compliance   Officer  of
                            HarbourView   Asset   Management    Corporation,    Real   Asset
                            Management,  Inc., Shareholder Financial Services, Inc., Trinity
                            Investment  Management   Corporation,   OppenheimerFunds  Legacy
                            Program,  OFI Private Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Nancy Vann,                 None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Vincent Vermette,           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Ryan Virag,                 None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jake Vogelaar,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Mark Wachter,               Formerly  Manager  at  OppenheimerFunds,   Inc.  (March  2005  -
Vice President              February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Darren Walsh,               President and Director of Shareholder  Financial Services,  Inc.
Executive Vice President    and  Shareholder  Services,  Inc.  Formerly  General Manager and
                            Senior Vice  President  of Comverse  (December  2005 - September
                            2006).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Richard Walsh,              Vice President of OFI Private Investments.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Thomas Waters,              Vice President of OFI Institutional Asset Management, Inc.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Deborah Weaver,             None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset   Management
Senior Vice President       Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Melissa Lynn Weiss,         None
Vice President & Deputy
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christine Wells,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Joseph J. Welsh,            Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Troy Willis,                None
Assistant Vice President,
Rochester Division

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Mitchell Williams,          None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Julie Wimer,                None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset

                            Management  Corporation;   Vice  President  of  OFI
                            Institutional Asset Management,  Inc; serves on the
                            Board of the Colorado Ballet.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Meredith Wolff,             Vice President of OppenheimerFunds Distributor, Inc.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kurt Wolfgruber,            Director  of  OppenheimerFunds  Distributor,  Inc.,  Director of
President, Chief            Tremont  Group  Holdings,  Inc.,  HarbourView  Asset  Management
Investment Officer &        Corporation and OFI Institutional Asset Management,  Inc. (since
Director                    June  2003).  Management  Director  of  Oppenheimer  Acquisition

                            Corp. (since December 2005).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Geoff Youell,               None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert G. Zack,             General  Counsel of  Centennial  Asset  Management  Corporation;
Executive Vice President &  General  Counsel and Director of  OppenheimerFunds  Distributor,
General Counsel             Inc.;  Senior Vice President and General  Counsel of HarbourView
                            Asset  Management   Corporation  and  OFI  Institutional   Asset
                            Management,  Inc.;  Senior Vice  President,  General Counsel and
                            Director of Shareholder  Financial Services,  Inc.,  Shareholder
                            Services,  Inc., OFI Private  Investments  Inc.;  Executive Vice
                            President,  General  Counsel and Director of OFI Trust  Company;
                            Director   and   Assistant    Secretary   of    OppenheimerFunds
                            International  Limited;  Vice  President,  Secretary and General
                            Counsel  of   Oppenheimer   Acquisition   Corp.;   Director  and
                            Assistant    Secretary   of    OppenheimerFunds    International
                            Distributor Limited;  Vice President of OppenheimerFunds  Legacy
                            Program; Vice President and Director of Oppenheimer  Partnership
                            Holdings Inc.;  Director of OFI Institutional  Asset Management,
                            Ltd.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Mark D. Zavanelli,          Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sara Zervos,                None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ronald Zibelli, Jr.         Formerly  Managing  Director and Small Cap Growth Team Leader at
Vice President              Merrill Lynch.
---------------------------------------------------------------------------------------------

The    Oppenheimer    Funds
include the following:
Centennial  California  Tax
Exempt Trust
Centennial Government Trust
Centennial Money Market
   Trust
Centennial New York Tax
   Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York
   Municipal Fund (a
   series of Rochester
   Portfolio Series)
OFI Tremont Core
   Strategies Hedge Fund
OFI Tremont Market Neutral
   Hedge Fund
Oppenheimer Absolute
   Return Fund
Oppenheimer AMT-Free
   Municipals
Oppenheimer AMT-Free New
   York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China
   Fund
Oppenheimer Baring Japan

   Fund
Oppenheimer Baring SMA
   International Fund
Oppenheimer California

   Municipal Fund
Oppenheimer Capital
   Appreciation Fund
Oppenheimer Capital Income
   Fund
Oppenheimer Cash Reserves
Oppenheimer Champion
   Income Fund
Oppenheimer Commodity
   Strategy Total Return
   Fund
Oppenheimer Convertible
   Securities Fund (a
   series of Bond Fund
   Series)
Oppenheimer Core Bond Fund
   (a series of
   Oppenheimer Integrity
   Funds)
Oppenheimer Developing
Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend
   Growth Fund
Oppenheimer Emerging
   Growth Fund
Oppenheimer Equity Fund,

   Inc.
Oppenheimer Equity Income
   Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global
   Opportunities Fund
Oppenheimer Global Value
   Fund
Oppenheimer Gold & Special

   Minerals Fund
Oppenheimer International
   Bond Fund
Oppenheimer Institutional
   Money Market Fund
Oppenheimer International
   Diversified Fund
Oppenheimer International
   Growth Fund
Oppenheimer International
   Small Company Fund
Oppenheimer International
   Value Fund (a series of
   Oppenheimer
   International Value
   Trust)
Oppenheimer Limited Term
   California Municipal
   Fund
Oppenheimer Limited-Term
   Government Fund
Oppenheimer Limited Term
   Municipal Fund (a
   series of Oppenheimer
   Municipal Fund)
Oppenheimer Main Street
   Fund (a series of
   Oppenheimer Main Street
   Funds, Inc.)
Oppenheimer Main Street
   Opportunity Fund
Oppenheimer Main Street
   Small Cap Fund

Oppenheimer Master Loan
   Fund, LLC
Oppenheimer Master
   International Value
   Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market

   Fund, Inc.
Oppenheimer     Multi-State
Municipal Trust (3 series):
   Oppenheimer New Jersey
      Municipal Fund
   Oppenheimer
      Pennsylvania
      Municipal Fund
   Oppenheimer Rochester
      National Municipals
Oppenheimer       Portfolio
Series (4 series)

      Active Allocation
Fund
      Equity Investor Fund
      Conservative

Investor Fund
   Moderate Investor Fund

Oppenheimer Portfolio
Series Fixed Income Active
Allocation Fund
Oppenheimer Principal
Protected Main Street Fund
(a series of Oppenheimer
Principal

      Protected Trust)
Oppenheimer Principal
Protected Main Street Fund
II (a series of
Oppenheimer Principal
      Protected Trust II)
Oppenheimer Principal
Protected Main Street Fund
III (a series of
Oppenheimer Principal
      Protected Trust III)
Oppenheimer Quest For
Value Funds (3 series)
   Oppenheimer Quest
      Balanced Fund
   Oppenheimer Quest
      Opportunity Value
      Fund
   Oppenheimer Small- &
      Mid-Cap Value Fund
Oppenheimer Quest
   International Value
   Fund, Inc.
Oppenheimer Real Estate
   Fund

Oppenheimer Rising
   Dividends Fund, Inc.

Oppenheimer Rochester
   Arizona Municipal Fund
Oppenheimer Rochester
   Maryland Municipal Fund
Oppenheimer Rochester
   Massachusetts Municipal
   Fund
Oppenheimer Rochester
   Michigan Municipal Fund
Oppenheimer Rochester
   Minnesota Municipal Fund
Oppenheimer Rochester
   North Carolina
   Municipal Fund
Oppenheimer Rochester Ohio
   Municipal Fund
Oppenheimer Rochester
   Virginia Municipal Fund
Oppenheimer Select Value
   Fund
Oppenheimer Senior
   Floating Rate Fund

Oppenheimer   Series  Fund,
Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond

----------------------------------------------------------------------------------

   Fund                     Position & Office                                   Position and Office
Oppenheimer SMA             with Underwriter                                    with Registrant
   International Bond Fund
Oppenheimer Strategic

   Income Fund
Oppenheimer Transition
   2010 Fund
Oppenheimer Transition
   2015 Fund
Oppenheimer Transition

   2020 Fund
Oppenheimer Transition
   2025 Fund
Oppenheimer Transition
   2030 Fund
Oppenheimer Transition
   2040 Fund
Oppenheimer Transition
   2050 Fund
Oppenheimer Tremont Market

   Neutral Fund, LLC
Oppenheimer Tremont
   Opportunity Fund, LLC
Oppenheimer U.S.
   Government Trust
Oppenheimer        Variable
Account Funds (11 series):
   Oppenheimer Balanced
      Fund/VA
   Oppenheimer Capital
      Appreciation Fund/VA
   Oppenheimer Core Bond
      Fund/VA
   Oppenheimer Global
      Securities Fund/VA
   Oppenheimer High Income
      Fund/VA
   Oppenheimer Main Street
      Fund/VA
   Oppenheimer Main Street
      Small Cap Fund/VA
   Oppenheimer MidCap
      Fund/VA
   Oppenheimer Money
      Fund/VA
   Oppenheimer Strategic
      Bond Fund/VA
   Oppenheimer Value
      Fund/VA
Panorama  Series Fund, Inc.
(4 series):
   Government Securities
      Portfolio
   Growth Portfolio
   Oppenheimer
      International Growth
      Fund/VA
   Total Return Portfolio
Rochester Fund Municipals

The    address    of    the
Oppenheimer   funds  listed
above,          Shareholder
Financial  Services,  Inc.,
Shareholder       Services,
Inc.,      OppenheimerFunds
Services,  Centennial Asset
Management     Corporation,
and        OppenheimerFunds
Legacy   Program   is  6803
South      Tucson      Way,
Centennial,        Colorado
80112-3924.
The        address       of
OppenheimerFunds,     Inc.,
OppenheimerFunds
Distributor,          Inc.,
HarbourView           Asset
Management     Corporation,
Oppenheimer     Acquisition
Corp.,      OFI     Private
Investments    Inc.,    OFI
Institutional         Asset
Management,            Inc.
Oppenheimer    Real   Asset
Management,  Inc.  and  OFI
Trust  Company is Two World
Financial    Center,    225
Liberty    Street,     11th
Floor,  New York,  New York
10281-1008.
The   address   of  Tremont
Group  Holdings,   Inc.  is
555 Theodore  Fremd Avenue,

Suite 206-C,  Rye, New York
10580.
The        address       of
OppenheimerFunds
International  Ltd.  is  70
Sir John  Rogerson's  Quay,
Dublin 2, Ireland.

The   address   of  Trinity
Investment       Management
Corporation  is  301  North
Spring Street,  Bellefonte,
Pennsylvania 16823.
The        address       of
OppenheimerFunds
International   Distributor
Limited   is  Suite   1601,
Central  Tower,  28 Queen's
Road Central, Hong Kong.

Item 27. Principal
Underwriter

(a)   OppenheimerFunds
Distributor, Inc. is the
Distributor of the
Registrant's shares. It is
also the Distributor of
each of the other
registered open-end
investment companies for
which OppenheimerFunds,
Inc. is the investment
adviser, as described in
Part A and Part B of this
Registration Statement and
listed in Item 26(b) above
(except Panorama Series
Fund, Inc.) and for
MassMutual Institutional
Funds.

(b)   The directors and
officers of the
Registrant's principal
underwriter are:

Name & Principal
Business Address
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Timothy Abbhul(1)                Vice President and       None
                                 Treasurer

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Tracey Apostolopoulos(1)         Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Beringer                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christopher Bergeron             Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rick Bettridge                   Vice President           None
11504 Flowering Plum Lane
Highland,  UT  84003

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Bryan Bracchi                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joshua Broad(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ross Burkstaller                 Vice President           None
211 Tulane Drive SE
Albuquerque, NM 87106

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Caruso                    Vice President           None
15 Deforest Road
Wilton, CT 06897

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donelle Chisolm(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Daley                    Vice President           None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Fredrick Davis                   Vice President           None
14431 SE 61st Street
Bellevue, WA 98006

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Beth Arthur Du Toit(1)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Friebel                  Vice President           None
2919 St. Albans Forest Circle
Glencoe, MO 63038

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Alyson Frost(2)                  Assistant Vice President None

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Richard Fuerman(2)               Vice President           None

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Charlotte Gardner(1)             Vice President           None

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Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
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Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
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Raquel Granahan(4)               Vice President           None
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Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
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Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
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Robert Grill(2)                  Senior Vice President    None

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Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
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Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
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James E. Gunter                  Vice President           None
603 Withers Circle

Wilmington, DE 19810
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Garrett Harbron                  Vice President           None
8895 Hillsboro Road
Valles Mines, MO 63087

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Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
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Kenneth Henry(2)                 Vice President           None

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Wendy G. Hetson(2)               Vice President           None
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Jennifer Hoelscher(1)            Assistant Vice President None
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William E. Hortz(2)              Vice President           None
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Edward Hrybenko(2)               Vice President           None
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Amy Huber(1)                     Assistant Vice President None
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Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
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Patrick Hyland(2)                Assistant Vice President None
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Keith Hylind(2)                  Vice President           None
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Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
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Shonda Rae Jaquez(2)             Vice President           None
----------------------------------------------------------------------------------
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Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
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Elyse Jurman                     Vice President           None
5486 NW 42 Ave
Boca Raton, FL 33496

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Thomas Keffer(2)                 Senior Vice President    None
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Michael Keogh(2)                 Vice President           None
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Brian Kiley(2)                   Vice President           None
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Lisa Klassen(1)                  Assistant Vice President None

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Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
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Richard Knott(1)                 President and Director   None

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Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
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Eric Kristenson(2)               Vice President           None
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David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
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Tracey Lange(2)                  Vice President           None
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Jesse Levitt(2)                  Assistant Vice President None
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Julie Libby(2)                   Senior Vice President    None

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Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
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Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
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Christina Loftus(2)              Vice President           None

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Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
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Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
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Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
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Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
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Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
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LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
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Michael McDonald                 Vice President           None
11749 S Cormorant Circle
Parker, CO 80134

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John C. McDonough                Senior Vice President    None
533 Valley Road
New Canaan, CT 06840
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Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
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Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
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William Meerman                  Vice President           None
4939 Stonehaven Drive
Columbus, OH 43220

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Saul Mendoza                     Vice President           None
503 Vincinda Crest Way
Tampa FL 33619

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Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
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Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
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Noah Miller(1)                   Vice President           None
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Clint Modler(1)                  Vice President           None
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Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
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David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
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Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
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Matthew Mulcahy(2)               Vice President           None
----------------------------------------------------------------------------------
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Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
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John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
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Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
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Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
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Christopher Nicholson(2)         Vice President           None

----------------------------------------------------------------------------------
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Chad Noel                        Vice President           None

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Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
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Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
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Maria Paster(2)                  Assistant Vice           None
                                 President

----------------------------------------------------------------------------------
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Donald Pawluk(2)                 Vice President           None

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Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
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Wayne Perry                      Vice President           None
3900 Fairfax Drive Apt 813
Arlington, VA 22203

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Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
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Aaron Pisani(1)                  Vice President           None

----------------------------------------------------------------------------------
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Rachel Powers                    Vice President           None

----------------------------------------------------------------------------------
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Nicole Pretzel                   Vice President           None

----------------------------------------------------------------------------------
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Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
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Dustin Raring                    Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
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Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
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Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
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Ramsey Rayan(2)                  Vice President           None

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William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
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Corry Read(2)                    Vice President           None
----------------------------------------------------------------------------------
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Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
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David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
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Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
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Michael Rock                     Vice President           None
9016 Stourbridge Drive
Huntersville, NC 28078

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Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
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John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
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Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
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William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
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Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
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Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
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Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Bryant Smith                     Vice President           None

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Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
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John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
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Michael Staples                  Vice President           None
4255 Jefferson St Apt 328
Kansas City, MO 64111

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Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
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Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
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Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
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Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
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Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
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George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

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James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
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Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Troy Testa                       Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
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Vincent Vermete(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
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Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Janeanne Weickum(1)              Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
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Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Kurt Wolfgruber(2)               Director                 None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Wood(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Secretary
                                 Director
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
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Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant  certifies that it meets all  requirements for  effectiveness  of this  Registration  Statement  pursuant  to Rule 485(b)
under  the  Securities  Act of 1933  and has  duly  caused  this  Registration
Statement  to be  signed  on its  behalf by the  undersigned,  thereunto  duly authorized,  in the City of  Centennial  and State of Colorado on the 26th day
of June, 2008.

                              OPPENHEIMER TRANSITION 2030 FUND

                              By:  /s/ John V. Murphy

--------------------------------------------------
                              John V. Murphy, President, Principal
                              Executive Officer, & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                    Title                        Date

/s/ Brian F. Wruble*          Chairman of the

Brian F. Wruble               Board of Trustees             June 26, 2008

/s/ John V. Murphy*           President, Principal

John V. Murphy                Executive Officer and Trustee June 26, 2008

/s/ Brian W. Wixted*          Treasurer, Principal          June 26, 2008
Brian W. Wixted               Financial & Accounting Officer

/s/ David K. Downes*          Trustee                       June 26, 2008
David K. Downes

/s/ Matthew P. Fink*          Trustee                       June 26, 2008

Matthew P. Fink

/s/ Robert G. Galli*          Trustee                       June 26, 2008

Robert G. Galli

/s/ Phillip A. Griffiths*                                   Trustee     June

26, 2008

Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       June 26, 2008

Mary F. Miller

/s/ Joel W. Motley*           Trustee                       June 26, 2008

Joel W. Motley

/s/ Russell S. Reynolds, Jr.* Trustee                       June 26, 2008
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                                       Trustee     June

26, 2008

Joseph M. Wikler

/s/ Peter I. Wold*            Trustee                       June 26, 2008

Peter I. Wold

*By:  /s/ Kathleen T. Ives
      Kathleen T. Ives, Attorney-in-Fact

                       Oppenheimer Transition 2030 Fund

                        Post-Effective Amendment No. 2

                    Registration Statement No. 333-135530

                                EXHIBIT INDEX

Exhibit No.       Description

23(j)             Independent Registered Public Accounting Firm's Consent.